Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2025 (Unaudited)

For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.38%, 01/15/27	69,880,146	69,107,642
2.38%, 01/15/27	35,211,224	35,605,287
0.13%, 04/15/27	88,771,431	87,235,268
0.38%, 07/15/27	78,778,967	77,960,405
1.63%, 10/15/27	89,018,183	89,934,444
0.50%, 01/15/28	80,355,747	79,117,452
1.75%, 01/15/28	33,243,846	33,600,958
1.25%, 04/15/28	87,843,777	87,756,277
3.63%, 04/15/28	33,960,707	35,819,923
0.75%, 07/15/28	69,790,301	69,186,451
2.38%, 10/15/28	90,435,015	93,602,007
0.88%, 01/15/29	60,242,129	59,552,639
2.50%, 01/15/29	30,731,272	31,902,902
2.13%, 04/15/29	92,107,365	94,573,755
3.88%, 04/15/29	39,081,683	42,383,017
0.25%, 07/15/29	71,046,112	68,755,152
1.63%, 10/15/29	95,945,154	97,449,919
0.13%, 01/15/30	80,246,372	76,508,333
1.63%, 04/15/30	99,471,462	100,662,400
0.13%, 07/15/30	88,356,506	83,942,132
1.13%, 10/15/30	53,006,284	52,607,701
0.13%, 01/15/31	91,130,610	85,586,238
0.13%, 07/15/31	92,791,332	86,696,464
0.13%, 01/15/32	100,841,410	92,978,931
3.38%, 04/15/32	14,298,179	15,956,154
0.63%, 07/15/32	104,644,919	99,193,982
1.13%, 01/15/33	103,503,737	100,424,906
1.38%, 07/15/33	101,397,814	99,958,044
1.75%, 01/15/34	107,195,979	107,798,956
1.88%, 07/15/34	111,286,282	113,035,998
2.13%, 01/15/35	116,897,428	120,367,821
1.88%, 07/15/35	121,219,637	122,334,763
2.13%, 02/15/40	18,105,235	18,221,222
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/41	27,055,522	26,965,689
0.75%, 02/15/42	42,497,618	33,753,235
0.63%, 02/15/43	34,257,501	26,042,392
1.38%, 02/15/44	46,968,273	40,149,618
0.75%, 02/15/45	51,945,533	38,796,820
1.00%, 02/15/46	26,612,629	20,559,295
0.88%, 02/15/47	32,544,231	24,069,383
1.00%, 02/15/48	23,582,937	17,681,215
1.00%, 02/15/49	21,448,005	15,847,227
0.25%, 02/15/50	33,405,850	19,821,675
0.13%, 02/15/51	32,826,235	18,294,215
0.13%, 02/15/52	39,408,915	21,506,338
1.50%, 02/15/53	35,740,477	28,661,489
2.13%, 02/15/54	36,453,033	33,684,881
2.38%, 02/15/55	35,538,386	34,713,784
Total Treasuries (Cost $3,017,422,342)		2,930,364,799

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (a)	764,594	764,594
Total Short-Term Investments (Cost $764,594)		764,594
Total Investments in Securities (Cost $3,018,186,936)		2,931,129,393

(a)	The rate shown is the annualized 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,930,364,799	$—	$2,930,364,799
Short-Term Investments[1]	764,594	—	—	764,594
Total	$764,594	$2,930,364,799	$—	$2,931,129,393

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of November 30, 2025 (Unaudited)

Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.7% OF NET ASSETS

Financial Institutions 7.8%
Banking 5.2%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	150,921
7.10%, 11/15/27 (a)	150,000	157,239
2.20%, 11/02/28 (a)	100,000	94,024
5.74%, 05/15/29 (a)(b)	100,000	102,290
6.99%, 06/13/29 (a)(b)	150,000	158,010
6.85%, 01/03/30 (a)(b)	150,000	158,687
5.54%, 01/17/31 (a)(b)	150,000	153,212
8.00%, 11/01/31	450,000	512,541
5.55%, 07/31/33 (a)(b)	100,000	100,789
6.18%, 07/26/35 (a)(b)	150,000	155,498
American Express Co.
2.55%, 03/04/27 (a)	350,000	344,407
3.30%, 05/03/27 (a)	300,000	297,861
5.85%, 11/05/27 (a)	250,000	259,012
5.10%, 02/16/28 (a)(b)	350,000	354,609
5.04%, 07/26/28 (a)(b)	200,000	203,442
4.73%, 04/25/29 (a)(b)	250,000	254,198
4.05%, 05/03/29 (a)	150,000	150,969
4.35%, 07/20/29 (a)(b)	270,000	272,365
5.28%, 07/27/29 (a)(b)	250,000	258,152
5.53%, 04/25/30 (a)(b)	250,000	261,702
5.09%, 01/30/31 (a)(b)	250,000	258,587
5.02%, 04/25/31 (a)(b)	250,000	258,302
6.49%, 10/30/31 (a)(b)	250,000	274,382
4.99%, 05/26/33 (a)(b)	100,000	102,382
4.92%, 07/20/33 (a)(b)	310,000	317,734
4.42%, 08/03/33 (a)(b)	250,000	249,525
5.04%, 05/01/34 (a)(b)	200,000	206,638
5.63%, 07/28/34 (a)(b)	100,000	105,186
5.92%, 04/25/35 (a)(b)	100,000	107,292
5.28%, 07/26/35 (a)(b)	300,000	311,535
5.44%, 01/30/36 (a)(b)	250,000	261,592
5.67%, 04/25/36 (a)(b)	250,000	265,612
4.80%, 10/24/36 (a)(b)	350,000	348,712
4.05%, 12/03/42	200,000	173,772
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	99,370
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	75,000	78,101
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	250,000	252,580
4.90%, 07/16/27	250,000	254,433
3.92%, 09/30/27	250,000	250,678
4.62%, 12/16/29	250,000	256,528
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	200,000	207,644
7.88%, 11/15/34 (a)(b)	200,000	234,938
6.03%, 03/13/35 (a)(b)	200,000	214,264
Banco Santander SA
4.25%, 04/11/27	200,000	200,390
5.29%, 08/18/27	400,000	407,432
3.80%, 02/23/28	200,000	198,436
5.55%, 03/14/28 (a)(b)	200,000	203,504
4.18%, 03/24/28 (a)(b)	200,000	199,926
4.38%, 04/12/28	200,000	200,998
5.37%, 07/15/28 (a)(b)	200,000	203,930
5.59%, 08/08/28	400,000	415,280
6.61%, 11/07/28	200,000	214,040
3.31%, 06/27/29	200,000	194,762
5.57%, 01/17/30	200,000	209,208
5.54%, 03/14/30 (a)(b)	200,000	207,508
3.49%, 05/28/30	200,000	193,200
4.55%, 11/06/30	200,000	201,260
2.75%, 12/03/30	200,000	182,740
2.96%, 03/25/31	200,000	186,358
5.44%, 07/15/31	200,000	210,864
3.23%, 11/22/32 (a)(b)	200,000	183,712
6.92%, 08/08/33	400,000	446,808
6.94%, 11/07/33	200,000	230,534
6.35%, 03/14/34	200,000	216,584
6.03%, 01/17/35	200,000	216,458
5.13%, 11/06/35	200,000	201,818
Bank of America Corp.
3.25%, 10/21/27 (a)	500,000	494,880
4.18%, 11/25/27 (a)	350,000	350,542
3.82%, 01/20/28 (a)(b)	500,000	498,620
2.55%, 02/04/28 (a)(b)	425,000	417,550
3.71%, 04/24/28 (a)(b)	350,000	348,288
4.38%, 04/27/28 (a)(b)	400,000	401,600
3.59%, 07/21/28 (a)(b)	400,000	397,020
4.95%, 07/22/28 (a)(b)	500,000	507,225
6.20%, 11/10/28 (a)(b)	400,000	416,016
3.42%, 12/20/28 (a)(b)	1,100,000	1,087,130
4.98%, 01/24/29 (a)(b)	450,000	458,586
3.97%, 03/05/29 (a)(b)	500,000	499,245
5.20%, 04/25/29 (a)(b)	600,000	615,516
4.62%, 05/09/29 (a)(b)	400,000	405,624
2.09%, 06/14/29 (a)(b)	500,000	476,540
4.27%, 07/23/29 (a)(b)	550,000	553,245
5.82%, 09/15/29 (a)(b)	450,000	470,466
3.97%, 02/07/30 (a)(b)	575,000	572,901
3.19%, 07/23/30 (a)(b)	450,000	435,960
2.88%, 10/22/30 (a)(b)	350,000	334,232
5.16%, 01/24/31 (a)(b)	500,000	518,825
2.50%, 02/13/31 (a)(b)	650,000	607,899
2.59%, 04/29/31 (a)(b)	550,000	514,657

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 07/23/31 (a)(b)	525,000	473,534
1.92%, 10/24/31 (a)(b)	450,000	403,569
2.65%, 03/11/32 (a)(b)	400,000	368,928
2.69%, 04/22/32 (a)(b)	800,000	736,864
2.30%, 07/21/32 (a)(b)	650,000	583,297
2.57%, 10/20/32 (a)(b)	600,000	544,668
2.97%, 02/04/33 (a)(b)	650,000	598,000
4.57%, 04/27/33 (a)(b)	700,000	703,136
5.02%, 07/22/33 (a)(b)	900,000	925,776
5.29%, 04/25/34 (a)(b)	950,000	989,301
5.87%, 09/15/34 (a)(b)	700,000	754,474
5.47%, 01/23/35 (a)(b)	900,000	947,943
5.43%, 08/15/35 (a)(b)	450,000	464,116
5.52%, 10/25/35 (a)(b)	600,000	620,130
5.51%, 01/24/36 (a)(b)	650,000	686,367
5.74%, 02/12/36 (a)(b)	450,000	472,599
5.46%, 05/09/36 (a)(b)	350,000	368,938
2.48%, 09/21/36 (a)(b)	400,000	352,236
6.11%, 01/29/37	350,000	381,157
3.85%, 03/08/37 (a)(b)	425,000	401,965
4.24%, 04/24/38 (a)(b)	350,000	331,117
7.75%, 05/14/38	320,000	393,533
4.08%, 04/23/40 (a)(b)	250,000	226,490
2.68%, 06/19/41 (a)(b)	900,000	677,583
5.88%, 02/07/42	275,000	296,849
3.31%, 04/22/42 (a)(b)	650,000	521,514
5.00%, 01/21/44	350,000	345,373
4.88%, 04/01/44	100,000	96,759
4.75%, 04/21/45	100,000	91,334
4.44%, 01/20/48 (a)(b)	425,000	377,744
3.95%, 01/23/49 (a)(b)	250,000	204,285
4.33%, 03/15/50 (a)(b)	500,000	430,740
4.08%, 03/20/51 (a)(b)	1,000,000	824,500
2.83%, 10/24/51 (a)(b)	200,000	130,638
3.48%, 03/13/52 (a)(b)	200,000	148,448
2.97%, 07/21/52 (a)(b)	350,000	235,911
Bank of America NA
6.00%, 10/15/36	168,000	184,434
Bank of Montreal
5.27%, 12/11/26	200,000	202,730
2.65%, 03/08/27	250,000	246,133
5.37%, 06/04/27	150,000	153,189
4.70%, 09/14/27 (a)	200,000	202,684
5.20%, 02/01/28 (a)	250,000	256,515
4.06%, 09/22/28 (a)(b)	130,000	130,094
5.72%, 09/25/28 (a)	200,000	208,954
5.00%, 01/27/29 (a)(b)	100,000	102,025
4.64%, 09/10/30 (a)(b)	150,000	152,279
5.51%, 06/04/31 (a)	150,000	158,757
4.35%, 09/22/31 (a)(b)	180,000	180,441
3.80%, 12/15/32 (a)(b)	200,000	197,304
3.09%, 01/10/37 (a)(b)	200,000	180,094
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	254,460
Bank of New York Mellon Corp.
3.25%, 05/16/27 (a)	250,000	248,203
3.40%, 01/29/28 (a)	200,000	198,508
3.44%, 02/07/28 (a)(b)	150,000	149,117
3.85%, 04/28/28	150,000	150,513
4.44%, 06/09/28 (a)(b)	140,000	141,011
5.80%, 10/25/28 (a)(b)	250,000	258,482
3.00%, 10/30/28 (a)	150,000	146,028
1.90%, 01/25/29 (a)	100,000	94,312
4.54%, 02/01/29 (a)(b)	150,000	151,829
3.85%, 04/26/29 (a)	100,000	100,114
3.30%, 08/23/29 (a)	150,000	146,018
6.32%, 10/25/29 (a)(b)	200,000	212,722
4.98%, 03/14/30 (a)(b)	150,000	154,625
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 07/26/30 (a)(b)	100,000	101,947
1.65%, 01/28/31 (a)	100,000	88,738
4.94%, 02/11/31 (a)(b)	250,000	257,572
1.80%, 07/28/31 (a)	100,000	88,514
2.50%, 01/26/32 (a)	100,000	91,431
5.06%, 07/22/32 (a)(b)	200,000	207,784
4.29%, 06/13/33 (a)(b)	200,000	198,398
5.83%, 10/25/33 (a)(b)	250,000	270,715
4.71%, 02/01/34 (a)(b)	150,000	151,776
4.97%, 04/26/34 (a)(b)	200,000	205,290
6.47%, 10/25/34 (a)(b)	100,000	112,303
5.19%, 03/14/35 (a)(b)	200,000	207,562
5.23%, 11/20/35 (a)(b)	150,000	156,131
5.32%, 06/06/36 (a)(b)	140,000	146,209
5.61%, 07/21/39 (a)(b)	100,000	105,042
Bank of Nova Scotia
5.35%, 12/07/26	200,000	202,782
1.95%, 02/02/27	150,000	146,759
2.95%, 03/11/27	150,000	148,263
5.40%, 06/04/27	150,000	153,320
5.25%, 06/12/28	150,000	154,716
4.40%, 09/08/28 (a)(b)	200,000	201,120
4.04%, 09/15/28 (a)(b)	140,000	139,901
4.93%, 02/14/29 (a)(b)	200,000	203,700
5.45%, 08/01/29	125,000	130,685
4.85%, 02/01/30	200,000	205,202
5.13%, 02/14/31 (a)(b)	150,000	154,871
2.15%, 08/01/31	150,000	134,012
4.34%, 09/15/31 (a)(b)	150,000	150,020
2.45%, 02/02/32	150,000	134,418
4.74%, 11/10/32 (a)(b)	150,000	152,427
5.65%, 02/01/34	150,000	160,637
4.59%, 05/04/37 (a)(b)	200,000	195,410
BankUnited, Inc.
5.13%, 06/11/30 (a)	75,000	75,395
Barclays PLC
4.34%, 01/10/28 (a)	200,000	200,412
5.67%, 03/12/28 (a)(b)	200,000	203,690
4.84%, 05/09/28 (a)	250,000	251,630
5.50%, 08/09/28 (a)(b)	300,000	306,288
4.84%, 09/10/28 (a)(b)	200,000	202,318
7.39%, 11/02/28 (a)(b)	250,000	264,582
5.09%, 02/25/29 (a)(b)	250,000	254,823
4.97%, 05/16/29 (a)(b)	250,000	254,380
6.49%, 09/13/29 (a)(b)	200,000	211,780
4.48%, 11/11/29 (a)(b)	300,000	301,896
5.69%, 03/12/30 (a)(b)	350,000	364,707
5.09%, 06/20/30 (a)(b)	300,000	305,559
4.94%, 09/10/30 (a)(b)	250,000	255,185
5.37%, 02/25/31 (a)(b)	350,000	362,554
2.65%, 06/24/31 (a)(b)	300,000	278,085
2.67%, 03/10/32 (a)(b)	200,000	182,572
2.89%, 11/24/32 (a)(b)	250,000	227,703
5.75%, 08/09/33 (a)(b)	200,000	211,490
7.44%, 11/02/33 (a)(b)	350,000	403,189
6.22%, 05/09/34 (a)(b)	400,000	432,976
7.12%, 06/27/34 (a)(b)	250,000	281,012
6.69%, 09/13/34 (a)(b)	250,000	278,245
5.34%, 09/10/35 (a)(b)	400,000	408,972
3.56%, 09/23/35 (a)(b)	150,000	141,831
5.79%, 02/25/36 (a)(b)	350,000	369,722
3.81%, 03/10/42 (a)(b)	200,000	161,270
3.33%, 11/24/42 (a)(b)	200,000	156,426
5.25%, 08/17/45	200,000	194,416
5.86%, 08/11/46 (a)(b)	250,000	259,640
4.95%, 01/10/47	200,000	186,322
6.04%, 03/12/55 (a)(b)	200,000	213,432

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BPCE SA
3.38%, 12/02/26	250,000	248,558
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (a)	200,000	198,876
5.24%, 06/28/27	200,000	204,038
4.86%, 01/13/28 (a)(b)	200,000	201,704
5.00%, 04/28/28 (a)	250,000	255,878
4.24%, 09/08/28 (a)(b)	200,000	200,588
4.86%, 03/30/29 (a)(b)	250,000	254,105
5.26%, 04/08/29 (a)	200,000	207,494
4.63%, 09/11/30 (a)(b)	200,000	203,178
5.25%, 01/13/31 (a)(b)	200,000	207,362
3.60%, 04/07/32 (a)	200,000	191,316
6.09%, 10/03/33 (a)	250,000	273,655
Capital One Financial Corp.
4.10%, 02/09/27 (a)	150,000	149,946
3.75%, 03/09/27 (a)	300,000	298,869
3.65%, 05/11/27 (a)	250,000	248,690
3.80%, 01/31/28 (a)	200,000	198,964
4.93%, 05/10/28 (a)(b)	300,000	303,267
5.47%, 02/01/29 (a)(b)	200,000	205,314
6.31%, 06/08/29 (a)(b)	300,000	315,108
5.70%, 02/01/30 (a)(b)	200,000	208,326
3.27%, 03/01/30 (a)(b)	200,000	194,196
5.25%, 07/26/30 (a)(b)	200,000	206,262
5.46%, 07/26/30 (a)(b)	200,000	207,648
4.49%, 09/11/31 (a)(b)	220,000	219,923
7.62%, 10/30/31 (a)(b)	300,000	339,714
2.36%, 07/29/32 (a)(b)	150,000	131,202
2.62%, 11/02/32 (a)(b)	200,000	179,274
6.70%, 11/29/32 (a)	150,000	166,283
5.27%, 05/10/33 (a)(b)	200,000	205,400
5.82%, 02/01/34 (a)(b)	250,000	263,290
6.38%, 06/08/34 (a)(b)	300,000	326,133
7.96%, 11/02/34 (a)(b)	150,000	177,632
6.05%, 02/01/35 (a)(b)	200,000	213,570
5.88%, 07/26/35 (a)(b)	200,000	211,280
6.18%, 01/30/36 (a)(b)	300,000	314,976
5.20%, 09/11/36 (a)(b)	260,000	259,761
Capital One NA
4.65%, 09/13/28 (a)	250,000	253,925
Citibank NA
5.49%, 12/04/26 (a)	250,000	253,505
4.58%, 05/29/27 (a)	400,000	403,956
5.80%, 09/29/28 (a)	400,000	419,912
4.84%, 08/06/29 (a)	250,000	256,620
4.91%, 05/29/30 (a)	500,000	516,030
5.57%, 04/30/34 (a)	550,000	586,509
Citigroup, Inc.
4.45%, 09/29/27	680,000	683,441
3.89%, 01/10/28 (a)(b)	500,000	498,840
6.63%, 01/15/28	100,000	105,700
3.07%, 02/24/28 (a)(b)	500,000	493,785
4.64%, 05/07/28 (a)(b)	400,000	402,964
4.66%, 05/24/28 (a)(b)	300,000	302,592
3.67%, 07/24/28 (a)(b)	400,000	397,344
4.13%, 07/25/28	350,000	350,322
3.52%, 10/27/28 (a)(b)	400,000	395,940
4.79%, 03/04/29 (a)(b)	400,000	405,920
4.08%, 04/23/29 (a)(b)	300,000	299,943
5.17%, 02/13/30 (a)(b)	500,000	514,630
3.98%, 03/20/30 (a)(b)	450,000	446,751
4.54%, 09/19/30 (a)(b)	550,000	555,703
2.98%, 11/05/30 (a)(b)	400,000	381,912
2.67%, 01/29/31 (a)(b)	400,000	375,096
4.41%, 03/31/31 (a)(b)	700,000	702,037
4.95%, 05/07/31 (a)(b)	400,000	410,024
2.57%, 06/03/31 (a)(b)	650,000	603,616
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/11/31 (a)(b)	550,000	553,751
2.56%, 05/01/32 (a)(b)	500,000	455,370
6.63%, 06/15/32	200,000	222,692
2.52%, 11/03/32 (a)(b)	300,000	269,586
3.06%, 01/25/33 (a)(b)	550,000	506,203
5.88%, 02/22/33	100,000	107,350
3.79%, 03/17/33 (a)(b)	575,000	551,005
4.91%, 05/24/33 (a)(b)	475,000	483,783
6.00%, 10/31/33	150,000	162,450
6.27%, 11/17/33 (a)(b)	500,000	547,945
6.17%, 05/25/34 (a)(b)	600,000	641,766
5.59%, 11/19/34 (a)(b)	200,000	205,944
5.83%, 02/13/35 (a)(b)	450,000	471,015
5.45%, 06/11/35 (a)(b)	450,000	469,998
6.02%, 01/24/36 (a)(b)	550,000	580,233
5.33%, 03/27/36 (a)(b)	400,000	413,052
6.13%, 08/25/36	100,000	107,452
5.17%, 09/11/36 (a)(b)	540,000	551,243
3.88%, 01/24/39 (a)(b)	200,000	178,634
8.13%, 07/15/39	345,000	447,148
5.41%, 09/19/39 (a)(b)	200,000	202,172
5.32%, 03/26/41 (a)(b)	300,000	304,059
5.88%, 01/30/42	205,000	218,315
2.90%, 11/03/42 (a)(b)	200,000	149,156
6.68%, 09/13/43	200,000	226,152
5.30%, 05/06/44	150,000	146,367
4.65%, 07/30/45	180,000	164,315
4.75%, 05/18/46	330,000	294,640
4.28%, 04/24/48 (a)(b)	250,000	213,810
4.65%, 07/23/48 (a)	450,000	404,626
5.61%, 03/04/56 (a)(b)	360,000	366,692
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	250,000	260,635
3.25%, 04/30/30 (a)	150,000	143,045
5.25%, 03/05/31 (a)(b)	200,000	205,142
5.72%, 07/23/32 (a)(b)	200,000	209,994
2.64%, 09/30/32 (a)	100,000	86,283
6.65%, 04/25/35 (a)(b)	150,000	165,296
5.64%, 05/21/37 (a)(b)	100,000	101,917
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	247,970
5.98%, 01/30/30 (a)(b)	250,000	260,580
Commonwealth Bank of Australia
4.15%, 10/01/30	250,000	251,653
Cooperatieve Rabobank UA
5.04%, 03/05/27	250,000	253,768
4.88%, 01/21/28	250,000	255,973
4.49%, 10/17/29	250,000	255,515
5.25%, 05/24/41	200,000	202,818
5.75%, 12/01/43	250,000	256,638
5.25%, 08/04/45	250,000	240,550
Credit Suisse USA LLC
7.13%, 07/15/32	150,000	172,745
Deutsche Bank AG
5.37%, 09/09/27	150,000	153,690
2.55%, 01/07/28 (a)(b)	250,000	245,340
5.71%, 02/08/28 (a)(b)	200,000	203,304
5.37%, 01/10/29 (a)(b)	150,000	153,234
6.72%, 01/18/29 (a)(b)	300,000	314,544
5.41%, 05/10/29	150,000	156,308
6.82%, 11/20/29 (a)(b)	250,000	267,270
5.00%, 09/11/30 (a)(b)	200,000	203,516
5.30%, 05/09/31 (a)(b)	300,000	308,433
5.88%, 07/08/31 (a)(b)	200,000	208,204
4.95%, 08/04/31 (a)(b)	300,000	304,446
3.55%, 09/18/31 (a)(b)	350,000	333,784
3.73%, 01/14/32 (a)(b)	200,000	189,842

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.04%, 05/28/32 (a)(b)	150,000	138,140
4.88%, 12/01/32 (a)(b)	200,000	200,382
3.74%, 01/07/33 (a)(b)	200,000	186,726
7.08%, 02/10/34 (a)(b)	200,000	220,216
5.40%, 09/11/35 (a)(b)	250,000	256,340
Fifth Third Bancorp
2.55%, 05/05/27 (a)	150,000	146,925
3.95%, 03/14/28 (a)	150,000	149,684
6.36%, 10/27/28 (a)(b)	200,000	208,284
6.34%, 07/27/29 (a)(b)	200,000	210,772
4.77%, 07/28/30 (a)(b)	200,000	202,858
4.90%, 09/06/30 (a)(b)	100,000	101,809
5.63%, 01/29/32 (a)(b)	200,000	210,452
4.34%, 04/25/33 (a)(b)	100,000	98,084
8.25%, 03/01/38	200,000	247,978
Fifth Third Bank NA
4.97%, 01/28/28 (a)(b)	250,000	252,393
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	101,561
5.60%, 09/05/35 (a)(b)	210,000	209,813
6.25%, 03/12/40 (a)(b)	100,000	102,152
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	259,297
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	103,765
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	102,257
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	160,236
Goldman Sachs Group, Inc.
5.95%, 01/15/27	157,000	160,402
3.85%, 01/26/27 (a)	450,000	449,262
2.64%, 02/24/28 (a)(b)	600,000	589,314
3.62%, 03/15/28 (a)(b)	550,000	546,579
4.94%, 04/23/28 (a)(b)	450,000	455,134
3.69%, 06/05/28 (a)(b)	500,000	496,895
4.48%, 08/23/28 (a)(b)	450,000	453,136
3.81%, 04/23/29 (a)(b)	450,000	447,075
4.22%, 05/01/29 (a)(b)	625,000	626,419
4.15%, 10/21/29 (a)(b)	450,000	450,387
6.48%, 10/24/29 (a)(b)	500,000	531,790
2.60%, 02/07/30 (a)	350,000	329,080
3.80%, 03/15/30 (a)	475,000	468,939
5.73%, 04/25/30 (a)(b)	500,000	523,775
5.05%, 07/23/30 (a)(b)	450,000	462,271
4.69%, 10/23/30 (a)(b)	350,000	355,911
5.21%, 01/28/31 (a)(b)	400,000	414,456
5.22%, 04/23/31 (a)(b)	500,000	518,225
4.37%, 10/21/31 (a)(b)	500,000	500,640
1.99%, 01/27/32 (a)(b)	500,000	445,720
2.62%, 04/22/32 (a)(b)	675,000	617,578
2.38%, 07/21/32 (a)(b)	700,000	629,440
2.65%, 10/21/32 (a)(b)	600,000	543,948
6.13%, 02/15/33	175,000	192,950
3.10%, 02/24/33 (a)(b)	700,000	648,221
6.56%, 10/24/34 (a)(b)	250,000	281,525
5.85%, 04/25/35 (a)(b)	500,000	536,865
5.33%, 07/23/35 (a)(b)	550,000	571,098
5.02%, 10/23/35 (a)(b)	600,000	609,276
5.54%, 01/28/36 (a)(b)	550,000	576,422
6.45%, 05/01/36	100,000	110,518
4.94%, 10/21/36 (a)(b)	600,000	602,628
6.75%, 10/01/37	1,000,000	1,126,800
4.02%, 10/31/38 (a)(b)	475,000	431,476
4.41%, 04/23/39 (a)(b)	300,000	281,712
6.25%, 02/01/41	450,000	497,502
3.21%, 04/22/42 (a)(b)	400,000	312,364
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.91%, 07/21/42 (a)(b)	250,000	186,428
3.44%, 02/24/43 (a)(b)	375,000	297,514
4.80%, 07/08/44 (a)	325,000	305,607
5.15%, 05/22/45	350,000	333,966
4.75%, 10/21/45 (a)	300,000	276,324
5.56%, 11/19/45 (a)(b)	550,000	560,818
5.73%, 01/28/56 (a)(b)	550,000	571,840
HSBC Bank USA NA
5.88%, 11/01/34	250,000	267,362
7.00%, 01/15/39	250,000	295,955
HSBC Holdings PLC
4.04%, 03/13/28 (a)(b)	400,000	399,440
5.60%, 05/17/28 (a)(b)	300,000	305,982
4.76%, 06/09/28 (a)(b)	450,000	453,933
5.21%, 08/11/28 (a)(b)	400,000	406,740
2.01%, 09/22/28 (a)(b)	350,000	337,106
7.39%, 11/03/28 (a)(b)	400,000	423,524
5.13%, 11/19/28 (a)(b)	300,000	305,628
4.90%, 03/03/29 (a)(b)	200,000	203,084
6.16%, 03/09/29 (a)(b)	450,000	469,111
4.58%, 06/19/29 (a)(b)	600,000	605,670
2.21%, 08/17/29 (a)(b)	400,000	380,020
5.55%, 03/04/30 (a)(b)	250,000	259,670
4.95%, 03/31/30	400,000	411,828
3.97%, 05/22/30 (a)(b)	450,000	445,644
5.29%, 11/19/30 (a)(b)	400,000	414,056
5.13%, 03/03/31 (a)(b)	400,000	411,312
5.24%, 05/13/31 (a)(b)	400,000	413,524
2.85%, 06/04/31 (a)(b)	250,000	234,298
2.36%, 08/18/31 (a)(b)	250,000	228,460
4.62%, 11/06/31 (a)(b)	410,000	412,895
5.73%, 05/17/32 (a)(b)	250,000	264,607
2.80%, 05/24/32 (a)(b)	500,000	458,115
2.87%, 11/22/32 (a)(b)	350,000	318,822
4.76%, 03/29/33 (a)(b)	200,000	199,618
5.40%, 08/11/33 (a)(b)	450,000	469,291
8.11%, 11/03/33 (a)(b)	400,000	471,320
6.25%, 03/09/34 (a)(b)	400,000	437,956
6.55%, 06/20/34 (a)(b)	300,000	326,352
7.40%, 11/13/34 (a)(b)	200,000	229,180
5.72%, 03/04/35 (a)(b)	200,000	212,390
5.87%, 11/18/35 (a)(b)	200,000	209,882
5.45%, 03/03/36 (a)(b)	400,000	415,484
6.50%, 05/02/36	400,000	440,960
5.79%, 05/13/36 (a)(b)	400,000	425,388
5.74%, 09/10/36 (a)(b)	470,000	485,327
5.13%, 11/06/36 (a)(b)	410,000	413,899
6.50%, 09/15/37	405,000	445,564
6.80%, 06/01/38	200,000	225,044
6.10%, 01/14/42	200,000	219,058
6.33%, 03/09/44 (a)(b)	500,000	552,930
5.25%, 03/14/44	200,000	197,258
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,256
4.65%, 06/03/28	200,000	203,352
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	201,064
6.21%, 08/21/29 (a)(b)	100,000	105,068
2.55%, 02/04/30 (a)	150,000	139,748
5.27%, 01/15/31 (a)(b)	200,000	206,594
5.02%, 05/17/33 (a)(b)	100,000	101,292
5.71%, 02/02/35 (a)(b)	200,000	210,474
2.49%, 08/15/36 (a)(b)	150,000	129,966
6.14%, 11/18/39 (a)(b)	100,000	104,262
Huntington National Bank
4.87%, 04/12/28 (a)(b)	250,000	252,050
5.65%, 01/10/30 (a)	250,000	262,525

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep NV
3.95%, 03/29/27	200,000	199,786
4.02%, 03/28/28 (a)(b)	250,000	249,755
4.55%, 10/02/28	300,000	304,140
4.86%, 03/25/29 (a)(b)	200,000	203,178
4.05%, 04/09/29	200,000	199,676
5.34%, 03/19/30 (a)(b)	200,000	207,304
5.07%, 03/25/31 (a)(b)	200,000	205,742
2.73%, 04/01/32 (a)(b)	200,000	184,754
4.25%, 03/28/33 (a)(b)	200,000	197,330
6.11%, 09/11/34 (a)(b)	200,000	217,704
5.55%, 03/19/35 (a)(b)	200,000	209,558
5.53%, 03/25/36 (a)(b)	200,000	209,512
JPMorgan Chase & Co.
4.13%, 12/15/26	350,000	350,465
8.00%, 04/29/27	150,000	158,480
4.25%, 10/01/27	250,000	251,915
3.63%, 12/01/27 (a)	150,000	149,123
5.04%, 01/23/28 (a)(b)	450,000	454,756
3.78%, 02/01/28 (a)(b)	500,000	498,515
2.95%, 02/24/28 (a)(b)	350,000	345,404
5.57%, 04/22/28 (a)(b)	500,000	510,120
4.32%, 04/26/28 (a)(b)	600,000	602,652
3.54%, 05/01/28 (a)(b)	450,000	447,106
2.18%, 06/01/28 (a)(b)	300,000	292,116
4.98%, 07/22/28 (a)(b)	350,000	355,390
4.85%, 07/25/28 (a)(b)	650,000	658,729
4.51%, 10/22/28 (a)(b)	350,000	353,363
3.51%, 01/23/29 (a)(b)	450,000	445,297
4.92%, 01/24/29 (a)(b)	400,000	407,696
4.01%, 04/23/29 (a)(b)	400,000	399,712
2.07%, 06/01/29 (a)(b)	350,000	334,029
4.20%, 07/23/29 (a)(b)	450,000	451,548
5.30%, 07/24/29 (a)(b)	500,000	515,750
6.09%, 10/23/29 (a)(b)	400,000	422,380
4.45%, 12/05/29 (a)(b)	450,000	455,076
5.01%, 01/23/30 (a)(b)	425,000	436,539
5.58%, 04/22/30 (a)(b)	500,000	523,410
3.70%, 05/06/30 (a)(b)	450,000	444,280
4.57%, 06/14/30 (a)(b)	400,000	405,824
5.00%, 07/22/30 (a)(b)	500,000	514,835
8.75%, 09/01/30	150,000	177,180
2.74%, 10/15/30 (a)(b)	650,000	618,195
4.60%, 10/22/30 (a)(b)	450,000	457,731
5.14%, 01/24/31 (a)(b)	500,000	518,720
4.49%, 03/24/31 (a)(b)	550,000	557,304
2.52%, 04/22/31 (a)(b)	500,000	467,440
5.10%, 04/22/31 (a)(b)	450,000	466,866
2.96%, 05/13/31 (a)(b)	575,000	543,231
4.26%, 10/22/31 (a)(b)	350,000	350,493
1.76%, 11/19/31 (a)(b)	250,000	222,645
1.95%, 02/04/32 (a)(b)	550,000	490,743
2.58%, 04/22/32 (a)(b)	675,000	619,798
2.55%, 11/08/32 (a)(b)	500,000	452,795
2.96%, 01/25/33 (a)(b)	600,000	553,908
4.59%, 04/26/33 (a)(b)	450,000	454,437
4.91%, 07/25/33 (a)(b)	800,000	821,744
5.72%, 09/14/33 (a)(b)	600,000	640,866
5.35%, 06/01/34 (a)(b)	800,000	839,832
6.25%, 10/23/34 (a)(b)	550,000	609,587
5.34%, 01/23/35 (a)(b)	550,000	575,690
5.77%, 04/22/35 (a)(b)	550,000	592,020
5.29%, 07/22/35 (a)(b)	650,000	677,937
4.95%, 10/22/35 (a)(b)	550,000	560,697
5.50%, 01/24/36 (a)(b)	500,000	528,705
5.57%, 04/22/36 (a)(b)	650,000	690,891
5.58%, 07/23/36 (a)(b)	720,000	753,667
4.81%, 10/22/36 (a)(b)	525,000	528,192
6.40%, 05/15/38	450,000	516,298
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 07/24/38 (a)(b)	475,000	433,062
5.50%, 10/15/40	230,000	243,099
3.11%, 04/22/41 (a)(b)	250,000	199,655
5.60%, 07/15/41	350,000	369,862
2.53%, 11/19/41 (a)(b)	300,000	219,606
5.40%, 01/06/42	250,000	257,687
3.16%, 04/22/42 (a)(b)	375,000	295,455
5.63%, 08/16/43	250,000	260,930
4.85%, 02/01/44	200,000	192,344
4.95%, 06/01/45	300,000	287,895
5.53%, 11/29/45 (a)(b)	450,000	465,601
4.26%, 02/22/48 (a)(b)	350,000	303,572
4.03%, 07/24/48 (a)(b)	250,000	209,180
3.96%, 11/15/48 (a)(b)	650,000	536,172
3.90%, 01/23/49 (a)(b)	300,000	244,521
3.11%, 04/22/51 (a)(b)	400,000	278,940
3.33%, 04/22/52 (a)(b)	650,000	471,776
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	300,000	303,363
KeyBank NA
5.85%, 11/15/27 (a)	250,000	257,737
4.39%, 12/14/27	250,000	251,595
4.90%, 08/08/32	250,000	249,343
5.00%, 01/26/33 (a)	250,000	253,233
KeyCorp
2.25%, 04/06/27	150,000	146,288
4.10%, 04/30/28	100,000	100,086
2.55%, 10/01/29	100,000	94,393
4.79%, 06/01/33 (a)(b)	100,000	100,146
6.40%, 03/06/35 (a)(b)	150,000	163,662
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	199,508
5.46%, 01/05/28 (a)(b)	250,000	253,528
3.75%, 03/18/28 (a)(b)	200,000	199,090
4.38%, 03/22/28	300,000	302,094
4.55%, 08/16/28	200,000	202,390
3.57%, 11/07/28 (a)(b)	400,000	396,072
5.09%, 11/26/28 (a)(b)	200,000	203,692
5.87%, 03/06/29 (a)(b)	200,000	207,616
4.82%, 06/13/29 (a)(b)	230,000	233,807
5.72%, 06/05/30 (a)(b)	300,000	314,859
4.43%, 11/04/31 (a)(b)	200,000	200,508
4.98%, 08/11/33 (a)(b)	200,000	204,326
7.95%, 11/15/33 (a)(b)	200,000	234,078
5.68%, 01/05/35 (a)(b)	450,000	475,866
5.59%, 11/26/35 (a)(b)	200,000	210,042
6.07%, 06/13/36 (a)(b)	230,000	243,255
4.94%, 11/04/36 (a)(b)	200,000	199,566
5.30%, 12/01/45	200,000	191,632
3.37%, 12/14/46 (a)(b)	200,000	150,440
4.34%, 01/09/48	300,000	250,698
M&T Bank Corp.
4.83%, 01/16/29 (a)(b)	100,000	101,440
7.41%, 10/30/29 (a)(b)	200,000	216,902
5.18%, 07/08/31 (a)(b)	140,000	143,690
6.08%, 03/13/32 (a)(b)	200,000	212,886
5.05%, 01/27/34 (a)(b)	250,000	252,363
5.40%, 07/30/35 (a)(b)	220,000	222,006
5.39%, 01/16/36 (a)(b)	200,000	204,182
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	253,550
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	200,000	199,518
3.29%, 07/25/27	250,000	247,758
2.34%, 01/19/28 (a)(b)	200,000	196,132
3.96%, 03/02/28	250,000	250,355
4.08%, 04/19/28 (a)(b)	200,000	200,012

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.02%, 07/20/28 (a)(b)	200,000	203,006
4.05%, 09/11/28	250,000	251,038
5.35%, 09/13/28 (a)(b)	200,000	204,570
5.42%, 02/22/29 (a)(b)	200,000	205,926
3.74%, 03/07/29	300,000	297,612
3.20%, 07/18/29	200,000	193,776
2.56%, 02/25/30	200,000	187,460
5.26%, 04/17/30 (a)(b)	200,000	206,930
2.05%, 07/17/30	250,000	227,608
5.20%, 01/16/31 (a)(b)	200,000	207,110
5.16%, 04/24/31 (a)(b)	200,000	207,284
4.53%, 09/12/31 (a)(b)	200,000	201,820
2.31%, 07/20/32 (a)(b)	200,000	179,252
2.49%, 10/13/32 (a)(b)	200,000	179,984
2.85%, 01/19/33 (a)(b)	200,000	182,214
4.32%, 04/19/33 (a)(b)	200,000	197,826
5.13%, 07/20/33 (a)(b)	300,000	310,692
5.47%, 09/13/33 (a)(b)	200,000	210,880
5.44%, 02/22/34 (a)(b)	200,000	210,656
5.41%, 04/19/34 (a)(b)	200,000	210,762
5.43%, 04/17/35 (a)(b)	250,000	261,812
5.57%, 01/16/36 (a)(b)	200,000	211,278
5.62%, 04/24/36 (a)(b)	250,000	264,342
5.19%, 09/12/36 (a)(b)	200,000	205,478
4.29%, 07/26/38	100,000	96,143
4.15%, 03/07/39	100,000	94,388
3.75%, 07/18/39	200,000	176,896
Mizuho Financial Group, Inc.
3.66%, 02/28/27	200,000	199,304
3.17%, 09/11/27	300,000	296,280
4.02%, 03/05/28	200,000	200,544
5.41%, 09/13/28 (a)(b)	200,000	204,828
5.78%, 07/06/29 (a)(b)	300,000	312,582
5.38%, 05/26/30 (a)(b)	200,000	207,552
3.15%, 07/16/30 (a)(b)	200,000	192,784
5.10%, 05/13/31 (a)(b)	200,000	206,372
5.74%, 05/27/31 (a)(b)	200,000	211,424
4.71%, 07/08/31 (a)(b)	200,000	203,180
2.20%, 07/10/31 (a)(b)	250,000	228,010
1.98%, 09/08/31 (a)(b)	250,000	224,863
2.56%, 09/13/31	200,000	179,570
2.26%, 07/09/32 (a)(b)	200,000	178,476
5.67%, 09/13/33 (a)(b)	200,000	213,058
5.75%, 05/27/34 (a)(b)	200,000	213,264
5.75%, 07/06/34 (a)(b)	200,000	213,358
5.58%, 05/26/35 (a)(b)	200,000	210,766
5.42%, 05/13/36 (a)(b)	200,000	208,668
5.32%, 07/08/36 (a)(b)	200,000	207,150
Morgan Stanley
3.63%, 01/20/27	550,000	548,339
3.95%, 04/23/27	350,000	349,958
2.48%, 01/21/28 (a)(b)	400,000	392,772
5.65%, 04/13/28 (a)(b)	300,000	306,249
4.21%, 04/20/28 (a)(b)	475,000	475,807
3.59%, 07/22/28 (a)(b)	550,000	545,121
6.30%, 10/18/28 (a)(b)	400,000	415,980
3.77%, 01/24/29 (a)(b)	550,000	546,562
5.12%, 02/01/29 (a)(b)	500,000	510,825
4.99%, 04/12/29 (a)(b)	200,000	204,034
5.16%, 04/20/29 (a)(b)	500,000	512,105
5.45%, 07/20/29 (a)(b)	400,000	413,468
4.13%, 10/18/29 (a)(b)	375,000	375,195
6.41%, 11/01/29 (a)(b)	400,000	424,924
5.17%, 01/16/30 (a)(b)	400,000	411,904
4.43%, 01/23/30 (a)(b)	575,000	579,583
5.66%, 04/18/30 (a)(b)	500,000	522,850
5.04%, 07/19/30 (a)(b)	400,000	411,380
4.65%, 10/18/30 (a)(b)	550,000	558,541
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.23%, 01/15/31 (a)(b)	500,000	517,535
2.70%, 01/22/31 (a)(b)	650,000	611,260
3.62%, 04/01/31 (a)(b)	600,000	584,934
5.19%, 04/17/31 (a)(b)	450,000	466,083
4.36%, 10/22/31 (a)(b)	500,000	500,685
1.79%, 02/13/32 (a)(b)	500,000	440,385
7.25%, 04/01/32	180,000	209,029
1.93%, 04/28/32 (a)(b)	450,000	396,630
2.24%, 07/21/32 (a)(b)	650,000	579,969
2.51%, 10/20/32 (a)(b)	450,000	405,540
2.94%, 01/21/33 (a)(b)	500,000	459,085
4.89%, 07/20/33 (a)(b)	400,000	409,688
6.34%, 10/18/33 (a)(b)	550,000	607,728
5.25%, 04/21/34 (a)(b)	550,000	571,186
5.42%, 07/21/34 (a)(b)	475,000	497,942
6.63%, 11/01/34 (a)(b)	300,000	337,956
5.47%, 01/18/35 (a)(b)	450,000	471,496
5.83%, 04/19/35 (a)(b)	575,000	616,952
5.32%, 07/19/35 (a)(b)	600,000	623,526
5.59%, 01/18/36 (a)(b)	550,000	580,921
5.66%, 04/17/36 (a)(b)	500,000	530,925
2.48%, 09/16/36 (a)(b)	575,000	506,673
4.89%, 10/22/36 (a)(b)	525,000	526,816
5.30%, 04/20/37 (a)(b)	350,000	358,722
5.95%, 01/19/38 (a)(b)	400,000	422,972
3.97%, 07/22/38 (a)(b)	400,000	364,144
5.94%, 02/07/39 (a)(b)	250,000	263,965
4.46%, 04/22/39 (a)(b)	200,000	189,562
3.22%, 04/22/42 (a)(b)	350,000	276,888
6.38%, 07/24/42	375,000	424,020
4.30%, 01/27/45	480,000	423,062
4.38%, 01/22/47	350,000	308,521
5.60%, 03/24/51 (a)(b)	350,000	357,738
2.80%, 01/25/52 (a)(b)	350,000	227,108
5.52%, 11/19/55 (a)(b)	550,000	556,748
Morgan Stanley Bank NA
4.95%, 01/14/28 (a)(b)	250,000	252,260
5.50%, 05/26/28 (a)(b)	350,000	357,252
4.97%, 07/14/28 (a)(b)	250,000	253,628
5.02%, 01/12/29 (a)(b)	400,000	407,768
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	360,000	362,365
4.20%, 11/17/28 (a)(b)	430,000	430,909
4.73%, 07/18/31 (a)(b)	540,000	549,553
4.47%, 11/19/31 (a)(b)	550,000	553,132
National Australia Bank Ltd.
3.91%, 06/09/27	250,000	250,423
5.09%, 06/11/27	250,000	254,783
4.94%, 01/12/28	250,000	255,805
4.31%, 06/13/28	250,000	253,043
4.90%, 06/13/28	250,000	256,445
4.79%, 01/10/29	250,000	256,530
4.53%, 06/13/30	250,000	255,590
National Bank of Canada
4.95%, 02/01/28 (a)(b)	250,000	252,615
5.60%, 12/18/28	250,000	261,452
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	200,000	203,592
3.07%, 05/22/28 (a)(b)	200,000	197,164
5.52%, 09/30/28 (a)(b)	200,000	205,066
4.89%, 05/18/29 (a)(b)	300,000	305,250
5.81%, 09/13/29 (a)(b)	200,000	208,588
5.08%, 01/27/30 (a)(b)	400,000	409,784
4.45%, 05/08/30 (a)(b)	200,000	201,318
4.96%, 08/15/30 (a)(b)	250,000	255,895
5.12%, 05/23/31 (a)(b)	200,000	206,006
6.02%, 03/02/34 (a)(b)	200,000	215,852
6.48%, 06/01/34 (a)(b)	200,000	210,464

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.78%, 03/01/35 (a)(b)	200,000	213,010
3.03%, 11/28/35 (a)(b)	250,000	230,740
Northern Trust Corp.
4.00%, 05/10/27 (a)	100,000	100,226
3.65%, 08/03/28 (a)	100,000	99,715
3.15%, 05/03/29 (a)	100,000	97,568
1.95%, 05/01/30 (a)	200,000	183,426
4.15%, 11/19/30	90,000	90,420
6.13%, 11/02/32 (a)	200,000	219,154
5.12%, 11/19/40 (a)(b)	140,000	140,906
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	246,680
4.43%, 07/21/28 (a)(b)	250,000	251,630
4.05%, 07/26/28	250,000	250,205
2.70%, 10/22/29	250,000	236,795
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	200,000	197,892
5.30%, 01/21/28 (a)(b)	200,000	202,714
5.35%, 12/02/28 (a)(b)	250,000	256,285
3.45%, 04/23/29 (a)	250,000	246,408
5.58%, 06/12/29 (a)(b)	400,000	414,796
2.55%, 01/22/30 (a)	300,000	282,933
5.49%, 05/14/30 (a)(b)	300,000	312,888
5.22%, 01/29/31 (a)(b)	200,000	207,420
4.90%, 05/13/31 (a)(b)	200,000	205,114
2.31%, 04/23/32 (a)(b)	200,000	180,388
4.81%, 10/21/32 (a)(b)	250,000	255,203
4.63%, 06/06/33 (a)(b)	150,000	149,382
6.04%, 10/28/33 (a)(b)	250,000	270,965
5.07%, 01/24/34 (a)(b)	250,000	256,978
5.94%, 08/18/34 (a)(b)	150,000	162,050
6.88%, 10/20/34 (a)(b)	400,000	455,176
5.68%, 01/22/35 (a)(b)	250,000	264,927
5.40%, 07/23/35 (a)(b)	250,000	260,660
5.58%, 01/29/36 (a)(b)	300,000	315,594
5.37%, 07/21/36 (a)(b)	270,000	279,995
Regions Financial Corp.
5.72%, 06/06/30 (a)(b)	250,000	260,617
5.50%, 09/06/35 (a)(b)	200,000	206,834
7.38%, 12/10/37	100,000	115,993
Royal Bank of Canada
4.88%, 01/19/27	200,000	202,270
2.05%, 01/21/27	100,000	98,057
3.63%, 05/04/27	200,000	199,486
4.24%, 08/03/27	250,000	251,683
6.00%, 11/01/27	250,000	259,832
4.90%, 01/12/28	150,000	153,194
4.72%, 03/27/28 (a)(b)	200,000	201,870
5.20%, 08/01/28	200,000	206,506
4.52%, 10/18/28 (a)(b)	150,000	151,449
4.00%, 11/03/28 (a)(b)	150,000	149,826
4.97%, 01/24/29 (a)(b)	300,000	305,553
4.95%, 02/01/29	200,000	205,966
4.50%, 08/06/29 (a)(b)	200,000	202,228
4.97%, 08/02/30 (a)(b)	300,000	308,001
4.65%, 10/18/30 (a)(b)	350,000	355,575
5.15%, 02/04/31 (a)(b)	300,000	310,047
4.97%, 05/02/31 (a)(b)	175,000	179,823
4.70%, 08/06/31 (a)(b)	200,000	203,394
2.30%, 11/03/31	250,000	225,655
4.31%, 11/03/31 (a)(b)	200,000	199,852
3.88%, 05/04/32	150,000	146,408
5.00%, 02/01/33	300,000	310,608
5.00%, 05/02/33	150,000	155,274
5.15%, 02/01/34	200,000	210,358
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	150,000	150,452
2.49%, 01/06/28 (a)(b)	150,000	146,964
6.50%, 03/09/29 (a)(b)	200,000	208,564
5.47%, 03/20/29 (a)(b)	150,000	153,188
6.57%, 06/12/29 (a)(b)	100,000	104,677
6.17%, 01/09/30 (a)(b)	200,000	208,908
5.35%, 09/06/30 (a)(b)	200,000	204,846
5.74%, 03/20/31 (a)(b)	150,000	155,415
7.66%, 11/09/31 (a)(b)	100,000	112,297
6.34%, 05/31/35 (a)(b)	150,000	161,123
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	200,000	196,150
3.82%, 11/03/28 (a)(b)	250,000	248,105
6.53%, 01/10/29 (a)(b)	200,000	209,232
4.32%, 09/22/29 (a)(b)	240,000	240,322
5.69%, 04/15/31 (a)(b)	200,000	209,462
2.90%, 03/15/32 (a)(b)	200,000	184,222
5.14%, 09/22/36 (a)(b)	200,000	199,834
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	60,000	60,775
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	70,000	73,779
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	257,967
State Street Corp.
4.99%, 03/18/27 (a)	150,000	152,033
4.33%, 10/22/27 (a)	200,000	202,094
2.20%, 02/07/28 (a)(b)	100,000	97,961
4.54%, 02/28/28 (a)	250,000	253,813
5.82%, 11/04/28 (a)(b)	100,000	103,471
4.53%, 02/20/29 (a)(b)	150,000	151,830
5.68%, 11/21/29 (a)(b)	250,000	262,170
4.14%, 12/03/29 (a)(b)	100,000	100,552
2.40%, 01/24/30	100,000	94,530
4.83%, 04/24/30 (a)	200,000	206,314
2.20%, 03/03/31	200,000	180,212
3.15%, 03/30/31 (a)(b)	100,000	96,438
4.68%, 10/22/32 (a)(b)	150,000	153,258
2.62%, 02/07/33 (a)(b)	100,000	90,644
4.42%, 05/13/33 (a)(b)	100,000	100,115
4.16%, 08/04/33 (a)(b)	100,000	98,386
4.82%, 01/26/34 (a)(b)	150,000	152,961
5.16%, 05/18/34 (a)(b)	200,000	208,280
3.03%, 11/01/34 (a)(b)	100,000	94,550
6.12%, 11/21/34 (a)(b)	100,000	108,894
5.15%, 02/28/36 (a)(b)	150,000	154,797
4.78%, 10/23/36 (a)(b)	175,000	175,618
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	200,000	198,894
2.17%, 01/14/27	200,000	196,076
3.36%, 07/12/27	200,000	198,384
3.35%, 10/18/27	250,000	247,420
5.52%, 01/13/28	250,000	257,950
5.80%, 07/13/28	200,000	209,062
3.94%, 07/19/28	250,000	250,285
5.72%, 09/14/28	200,000	208,804
1.90%, 09/17/28	200,000	188,890
4.31%, 10/16/28	100,000	100,953
2.47%, 01/14/29	200,000	191,050
5.32%, 07/09/29	200,000	207,934
3.04%, 07/16/29	200,000	192,588
2.72%, 09/27/29	200,000	190,188
5.71%, 01/13/30	200,000	211,350
2.75%, 01/15/30	200,000	189,032
5.24%, 04/15/30	200,000	208,186
2.13%, 07/08/30	300,000	273,978

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 07/13/30	200,000	213,794
2.14%, 09/23/30	150,000	135,905
1.71%, 01/12/31	200,000	176,108
5.42%, 07/09/31	200,000	210,392
2.22%, 09/17/31	200,000	178,374
5.77%, 01/13/33	250,000	268,220
4.95%, 07/08/33 (a)(b)	200,000	205,164
5.78%, 07/13/33	200,000	214,858
5.81%, 09/14/33	200,000	215,696
5.56%, 07/09/34	250,000	265,080
5.63%, 01/15/35	200,000	213,714
5.25%, 07/08/36 (a)(b)	200,000	206,638
2.93%, 09/17/41	150,000	112,112
6.18%, 07/13/43	200,000	220,390
5.84%, 07/09/44	200,000	210,168
5.80%, 07/08/46 (a)(b)	180,000	185,618
Synchrony Financial
3.95%, 12/01/27 (a)	200,000	198,464
5.15%, 03/19/29 (a)	150,000	152,471
5.02%, 07/29/29 (a)(b)	90,000	90,935
5.94%, 08/02/30 (a)(b)	125,000	129,936
5.45%, 03/06/31 (a)(b)	175,000	179,097
2.88%, 10/28/31 (a)	100,000	89,569
6.00%, 07/29/36 (a)(b)	90,000	92,587
Synovus Bank
5.63%, 02/15/28 (a)	250,000	255,250
Toronto-Dominion Bank
5.26%, 12/11/26	100,000	101,322
4.57%, 12/17/26	250,000	251,625
1.95%, 01/12/27	100,000	97,914
2.80%, 03/10/27	250,000	246,498
4.98%, 04/05/27	150,000	151,998
4.11%, 06/08/27	275,000	275,608
4.69%, 09/15/27	300,000	303,948
5.16%, 01/10/28	250,000	255,808
4.86%, 01/31/28	200,000	203,530
4.57%, 06/02/28	200,000	202,670
5.52%, 07/17/28	200,000	207,532
4.11%, 10/13/28	150,000	150,407
4.99%, 04/05/29	200,000	205,716
4.78%, 12/17/29	200,000	205,142
4.81%, 06/03/30	150,000	153,504
2.00%, 09/10/31	150,000	134,304
2.45%, 01/12/32	100,000	89,700
5.30%, 01/30/32	150,000	157,554
3.20%, 03/10/32	250,000	234,055
4.46%, 06/08/32	325,000	326,254
5.15%, 09/10/34 (a)(b)	200,000	203,346
4.93%, 10/15/35	200,000	202,172
Truist Bank
4.42%, 07/24/28 (a)(b)	270,000	271,377
2.25%, 03/11/30 (a)	250,000	229,863
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	143,298
4.12%, 06/06/28 (a)(b)	150,000	150,263
4.87%, 01/26/29 (a)(b)	250,000	253,885
3.88%, 03/19/29 (a)	100,000	98,965
1.89%, 06/07/29 (a)(b)	250,000	236,830
7.16%, 10/30/29 (a)(b)	300,000	324,810
5.44%, 01/24/30 (a)(b)	350,000	363,398
1.95%, 06/05/30 (a)	100,000	90,870
5.07%, 05/20/31 (a)(b)	200,000	206,000
5.15%, 08/05/32 (a)(b)	200,000	206,524
4.92%, 07/28/33 (a)(b)	200,000	200,580
6.12%, 10/28/33 (a)(b)	150,000	162,288
5.12%, 01/26/34 (a)(b)	350,000	357,500
5.87%, 06/08/34 (a)(b)	300,000	320,067
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.71%, 01/24/35 (a)(b)	350,000	370,216
4.96%, 10/23/36 (a)(b)	200,000	199,114
U.S. Bancorp
3.15%, 04/27/27 (a)	300,000	297,192
2.22%, 01/27/28 (a)(b)	250,000	244,725
3.90%, 04/26/28 (a)	150,000	150,297
4.55%, 07/22/28 (a)(b)	250,000	251,988
4.65%, 02/01/29 (a)(b)	300,000	303,804
5.78%, 06/12/29 (a)(b)	300,000	312,297
3.00%, 07/30/29 (a)	150,000	144,687
5.38%, 01/23/30 (a)(b)	250,000	259,477
1.38%, 07/22/30 (a)	250,000	221,578
5.10%, 07/23/30 (a)(b)	200,000	206,386
5.05%, 02/12/31 (a)(b)	300,000	309,087
5.08%, 05/15/31 (a)(b)	200,000	206,664
2.68%, 01/27/33 (a)(b)	150,000	135,654
4.97%, 07/22/33 (a)(b)	200,000	202,012
5.85%, 10/21/33 (a)(b)	250,000	268,327
4.84%, 02/01/34 (a)(b)	350,000	354,574
5.84%, 06/12/34 (a)(b)	300,000	322,128
5.68%, 01/23/35 (a)(b)	400,000	425,420
5.42%, 02/12/36 (a)(b)	200,000	209,238
2.49%, 11/03/36 (a)(b)	250,000	218,315
U.S. Bank NA
4.73%, 05/15/28 (a)(b)	250,000	252,375
UBS AG
5.00%, 07/09/27	250,000	254,950
4.86%, 01/10/28 (a)(b)	250,000	252,205
7.50%, 02/15/28	400,000	430,728
5.65%, 09/11/28	250,000	261,357
4.50%, 06/26/48	200,000	178,442
UBS Group AG
4.88%, 05/15/45	250,000	234,448
Wachovia Corp.
5.50%, 08/01/35	130,000	135,486
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	49,443
5.78%, 09/11/35 (a)(b)	60,000	60,127
Wells Fargo & Co.
4.30%, 07/22/27	480,000	482,146
4.90%, 01/24/28 (a)(b)	400,000	403,568
3.53%, 03/24/28 (a)(b)	725,000	719,860
5.71%, 04/22/28 (a)(b)	600,000	613,158
3.58%, 05/22/28 (a)(b)	500,000	496,495
2.39%, 06/02/28 (a)(b)	650,000	634,322
4.81%, 07/25/28 (a)(b)	550,000	556,286
4.15%, 01/24/29 (a)	475,000	476,544
4.97%, 04/23/29 (a)(b)	400,000	407,960
5.57%, 07/25/29 (a)(b)	750,000	777,585
4.08%, 09/15/29 (a)(b)	270,000	269,954
6.30%, 10/23/29 (a)(b)	550,000	582,697
7.95%, 11/15/29	100,000	112,194
5.20%, 01/23/30 (a)(b)	500,000	516,035
2.88%, 10/30/30 (a)(b)	600,000	572,490
5.24%, 01/24/31 (a)(b)	600,000	623,610
2.57%, 02/11/31 (a)(b)	550,000	515,300
4.48%, 04/04/31 (a)(b)	475,000	480,477
5.15%, 04/23/31 (a)(b)	600,000	621,666
3.35%, 03/02/33 (a)(b)	700,000	657,895
4.90%, 07/25/33 (a)(b)	750,000	766,942
5.39%, 04/24/34 (a)(b)	700,000	733,873
5.56%, 07/25/34 (a)(b)	800,000	846,272
6.49%, 10/23/34 (a)(b)	600,000	671,028
5.50%, 01/23/35 (a)(b)	575,000	605,009
5.38%, 02/07/35	100,000	106,558
5.21%, 12/03/35 (a)(b)	500,000	516,475
5.61%, 04/23/36 (a)(b)	500,000	530,150

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.89%, 09/15/36 (a)(b)	310,000	312,830
5.95%, 12/15/36	75,000	78,619
3.07%, 04/30/41 (a)(b)	700,000	553,189
5.38%, 11/02/43	300,000	296,046
5.61%, 01/15/44	450,000	454,072
4.65%, 11/04/44	300,000	267,228
3.90%, 05/01/45	330,000	272,725
4.90%, 11/17/45	350,000	319,553
4.40%, 06/14/46	400,000	340,416
4.75%, 12/07/46	300,000	268,362
5.01%, 04/04/51 (a)(b)	1,000,000	939,700
4.61%, 04/25/53 (a)(b)	600,000	529,272
Wells Fargo Bank NA
5.25%, 12/11/26 (a)	350,000	354,574
5.95%, 08/26/36	250,000	268,845
5.85%, 02/01/37	250,000	266,192
6.60%, 01/15/38	250,000	283,535
Westpac Banking Corp.
3.35%, 03/08/27	150,000	149,234
4.04%, 08/26/27	200,000	200,982
5.46%, 11/18/27	200,000	206,368
3.40%, 01/25/28	150,000	148,763
5.54%, 11/17/28	250,000	262,060
1.95%, 11/20/28	200,000	189,686
5.05%, 04/16/29	150,000	155,631
2.65%, 01/16/30	100,000	95,208
4.35%, 07/01/30	150,000	152,240
2.15%, 06/03/31	250,000	227,268
5.41%, 08/10/33 (a)(b)	150,000	155,748
6.82%, 11/17/33	150,000	168,965
4.11%, 07/24/34 (a)(b)	250,000	246,408
2.67%, 11/15/35 (a)(b)	250,000	226,540
5.62%, 11/20/35 (a)(b)	250,000	260,010
3.02%, 11/18/36 (a)(b)	200,000	181,078
4.42%, 07/24/39	200,000	187,738
2.96%, 11/16/40	200,000	155,108
3.13%, 11/18/41	200,000	153,428
Wintrust Financial Corp.
4.85%, 06/06/29	50,000	49,971
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	233,335
		294,615,065
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	47,877
5.50%, 08/20/34 (a)	75,000	77,133
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	150,000	157,188
4.50%, 05/13/32 (a)	100,000	101,052
5.15%, 05/15/33 (a)	150,000	156,399
5.20%, 04/15/35 (a)	100,000	102,710
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	70,000	70,540
6.38%, 11/15/33 (a)	100,000	110,502
5.15%, 08/12/35 (a)	150,000	150,461
5.80%, 05/21/54 (a)	150,000	148,689
6.00%, 12/15/54 (a)(b)	75,000	73,805
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	105,785
5.60%, 10/11/54 (a)	125,000	118,708
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,147
6.60%, 06/10/29 (a)	100,000	104,391
6.15%, 04/02/30 (a)	100,000	103,244
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	150,000	151,965
4.70%, 03/14/29 (a)	100,000	102,501
5.00%, 03/14/34 (a)	200,000	207,504
4.90%, 01/08/35 (a)	100,000	102,896
5.25%, 03/14/54 (a)	200,000	195,744
5.35%, 01/08/55 (a)	200,000	199,040
BlackRock, Inc.
3.20%, 03/15/27	100,000	99,366
3.25%, 04/30/29 (a)	250,000	245,395
2.40%, 04/30/30 (a)	200,000	187,428
1.90%, 01/28/31 (a)	250,000	225,222
2.10%, 02/25/32 (a)	200,000	176,862
4.75%, 05/25/33 (a)	200,000	205,570
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	100,000	100,181
5.00%, 12/06/34 (a)	150,000	151,393
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	125,000	113,665
4.38%, 02/15/32 (a)	75,000	71,916
6.25%, 04/18/34 (a)	200,000	206,494
4.13%, 10/07/51 (a)	75,000	52,271
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	110,000	110,790
5.80%, 04/24/35 (a)	100,000	105,077
5.30%, 01/15/36 (a)	70,000	70,475
6.08%, 09/15/55 (a)	265,000	273,570
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	75,000	80,564
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	109,636
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	69,654
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	199,378
4.85%, 03/29/29 (a)	150,000	152,760
4.35%, 04/15/30 (a)	150,000	150,757
2.72%, 04/15/31 (a)	100,000	91,760
6.35%, 01/05/34 (a)	100,000	108,794
5.68%, 01/15/35 (a)	75,000	77,876
5.33%, 01/15/36 (a)	190,000	191,661
4.70%, 09/20/47 (a)	175,000	152,003
3.50%, 03/30/51 (a)	150,000	105,150
3.63%, 02/15/52 (a)	100,000	71,398
5.97%, 03/04/54 (a)	150,000	152,961
5.81%, 03/03/55 (a)	75,000	74,702
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	140,000	138,181
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	99,666
1.63%, 12/15/30 (a)	200,000	177,300
Charles Schwab Corp.
3.20%, 03/02/27 (a)(c)	100,000	99,113
2.45%, 03/03/27 (a)(c)	240,000	235,704
3.30%, 04/01/27 (a)(c)	100,000	99,251
3.20%, 01/25/28 (a)(c)	100,000	98,643
2.00%, 03/20/28 (a)(c)	200,000	192,108
4.00%, 02/01/29 (a)(c)	75,000	75,288
5.64%, 05/19/29 (a)(b)(c)	190,000	197,385
3.25%, 05/22/29 (a)(c)	75,000	73,103
2.75%, 10/01/29 (a)(c)	50,000	47,700
6.20%, 11/17/29 (a)(b)(c)	200,000	212,284
4.63%, 03/22/30 (a)(c)	50,000	51,222
1.65%, 03/11/31 (a)(c)	100,000	87,883
2.30%, 05/13/31 (a)(c)	100,000	90,847
4.34%, 11/14/31 (a)(b)	150,000	150,500
1.95%, 12/01/31 (a)(c)	125,000	109,704

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 03/03/32 (a)(c)	150,000	138,029
5.85%, 05/19/34 (a)(b)(c)	225,000	241,796
6.14%, 08/24/34 (a)(b)(c)	225,000	246,127
4.91%, 11/14/36 (a)(b)(c)	150,000	150,375
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	100,096
2.65%, 03/15/32 (a)	200,000	183,164
5.30%, 09/15/43 (a)	200,000	203,516
4.15%, 06/15/48 (a)	100,000	85,578
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	49,719
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	150,000	132,788
2.95%, 08/12/51 (a)	100,000	64,340
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	98,696
4.00%, 09/15/27 (a)	300,000	300,597
3.63%, 09/01/28 (a)	175,000	173,502
3.75%, 09/21/28 (a)	100,000	99,556
3.95%, 12/01/28 (a)	110,000	110,182
4.35%, 06/15/29 (a)	250,000	252,962
2.10%, 06/15/30 (a)	250,000	229,512
4.20%, 03/15/31 (a)	120,000	120,235
5.25%, 06/15/31 (a)	150,000	157,396
1.85%, 09/15/32 (a)	250,000	214,132
4.60%, 03/15/33 (a)	275,000	278,894
2.65%, 09/15/40 (a)	250,000	188,067
4.25%, 09/21/48 (a)	225,000	190,660
3.00%, 06/15/50 (a)	225,000	151,103
4.95%, 06/15/52 (a)	275,000	255,871
3.00%, 09/15/60 (a)	250,000	154,085
5.20%, 06/15/62 (a)	200,000	188,708
Invesco Finance PLC
5.38%, 11/30/43	100,000	98,935
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	100,000	102,167
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	150,919
6.45%, 06/08/27	100,000	103,073
5.88%, 07/21/28 (a)	200,000	207,524
4.15%, 01/23/30	175,000	172,301
2.63%, 10/15/31 (a)	200,000	176,774
2.75%, 10/15/32 (a)	100,000	87,548
6.20%, 04/14/34 (a)	250,000	264,892
6.25%, 01/15/36	100,000	106,400
6.50%, 01/20/43	50,000	52,770
KKR & Co., Inc.
5.10%, 08/07/35 (a)	160,000	160,190
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	151,125
4.38%, 03/11/29 (a)	150,000	150,582
Legg Mason, Inc.
5.63%, 01/15/44	75,000	75,630
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	101,947
4.90%, 04/03/28 (a)	75,000	76,097
6.75%, 11/17/28 (a)	150,000	160,149
5.20%, 03/15/30 (a)	150,000	153,799
5.15%, 06/15/30 (a)	75,000	76,725
6.00%, 05/20/34 (a)	100,000	105,057
5.65%, 03/15/35 (a)	95,000	97,495
5.75%, 06/15/35 (a)	75,000	77,575
Marex Group PLC
5.83%, 05/08/28 (a)	100,000	101,612
6.40%, 11/04/29 (a)	100,000	103,399
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	180,617
1.65%, 01/15/31 (a)	100,000	88,440
5.55%, 02/15/34 (a)	200,000	211,112
2.50%, 12/21/40 (a)	150,000	108,077
3.25%, 04/28/50 (a)	100,000	70,147
3.95%, 03/07/52 (a)	100,000	77,459
5.95%, 08/15/53 (a)	125,000	130,736
6.10%, 06/28/63 (a)	100,000	105,149
Nomura Holdings, Inc.
2.33%, 01/22/27	250,000	244,940
5.59%, 07/02/27	200,000	204,364
6.07%, 07/12/28	200,000	209,216
2.17%, 07/14/28	200,000	190,144
5.61%, 07/06/29	200,000	208,808
3.10%, 01/16/30	200,000	190,346
4.90%, 07/01/30	200,000	203,768
2.68%, 07/16/30	200,000	185,226
2.61%, 07/14/31	200,000	181,370
3.00%, 01/22/32	200,000	182,420
6.18%, 01/18/33	200,000	217,850
6.09%, 07/12/33	200,000	217,684
5.78%, 07/03/34	200,000	213,082
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	102,245
4.90%, 09/11/35 (a)	110,000	109,608
4.95%, 07/15/46	150,000	138,813
3.75%, 04/01/51 (a)	150,000	112,811
5.65%, 09/11/55 (a)	150,000	148,541
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	98,137
TPG Operating Group II LP
5.88%, 03/05/34 (a)	100,000	104,957
5.38%, 01/15/36 (a)	150,000	150,654
		21,549,984
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 01/15/27 (a)	150,000	152,968
6.45%, 04/15/27 (a)	200,000	205,776
3.65%, 07/21/27 (a)	250,000	248,110
4.63%, 10/15/27 (a)	150,000	151,188
3.88%, 01/23/28 (a)	150,000	149,209
4.88%, 04/01/28 (a)	100,000	101,689
5.75%, 06/06/28 (a)	200,000	207,382
3.00%, 10/29/28 (a)	600,000	581,112
5.10%, 01/19/29 (a)	150,000	153,808
4.63%, 09/10/29 (a)	200,000	202,500
6.15%, 09/30/30 (a)	150,000	161,269
5.38%, 12/15/31 (a)	250,000	259,700
3.30%, 01/30/32 (a)	700,000	649,173
3.40%, 10/29/33 (a)	300,000	272,307
5.30%, 01/19/34 (a)	150,000	154,326
4.95%, 09/10/34 (a)	200,000	199,986
5.00%, 11/15/35 (a)	150,000	149,286
3.85%, 10/29/41 (a)	300,000	247,356
6.95%, 03/10/55 (a)(b)	150,000	157,528
6.50%, 01/31/56 (a)(b)	150,000	154,477
Air Lease Corp.
2.20%, 01/15/27 (a)	150,000	146,621
3.63%, 04/01/27 (a)	100,000	99,135
3.63%, 12/01/27 (a)	150,000	148,003
5.85%, 12/15/27 (a)	150,000	154,453
4.63%, 10/01/28 (a)	100,000	100,581
5.10%, 03/01/29 (a)	150,000	152,448
3.25%, 10/01/29 (a)	100,000	95,576
3.00%, 02/01/30 (a)	100,000	93,669

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 12/01/30 (a)	150,000	139,356
5.20%, 07/15/31 (a)	100,000	102,074
2.88%, 01/15/32 (a)	150,000	134,838
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	125,000	131,131
5.88%, 08/30/30 (a)(d)	70,000	71,007
6.70%, 07/29/31 (a)	200,000	210,256
6.55%, 03/15/32 (a)(d)	100,000	104,072
ARES Capital Corp.
7.00%, 01/15/27	200,000	205,248
2.88%, 06/15/27 (a)	100,000	97,731
2.88%, 06/15/28 (a)	200,000	190,950
5.88%, 03/01/29 (a)	150,000	154,066
5.95%, 07/15/29 (a)	150,000	154,377
5.50%, 09/01/30 (a)	150,000	151,384
5.10%, 01/15/31 (a)	110,000	108,820
3.20%, 11/15/31 (a)	150,000	133,116
5.80%, 03/08/32 (a)	150,000	151,813
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	200,000	202,672
5.45%, 09/09/28 (a)(d)	110,000	110,574
4.85%, 01/15/29 (a)(d)	110,000	108,665
6.35%, 08/15/29 (a)	125,000	128,940
5.60%, 02/15/30 (a)	125,000	125,730
5.80%, 09/09/30 (a)(d)	90,000	91,054
5.15%, 01/15/31 (a)(d)	90,000	88,530
6.20%, 03/21/32 (a)	100,000	102,574
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	75,000	74,983
Barings BDC, Inc.
5.20%, 09/15/28 (a)	50,000	49,817
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(d)	70,000	69,605
Blackstone Private Credit Fund
3.25%, 03/15/27 (a)	200,000	196,522
4.95%, 09/26/27 (a)	175,000	176,074
7.30%, 11/27/28 (a)	150,000	159,534
4.00%, 01/15/29 (a)	100,000	97,232
5.95%, 07/16/29 (a)	100,000	102,291
5.60%, 11/22/29 (a)	200,000	202,498
5.25%, 04/01/30 (a)	75,000	74,837
5.05%, 09/10/30 (a)	90,000	88,835
6.00%, 01/29/32 (a)	200,000	204,608
6.00%, 11/22/34 (a)	225,000	228,971
Blackstone Secured Lending Fund
2.13%, 02/15/27 (a)	100,000	96,995
5.88%, 11/15/27 (a)	100,000	102,102
5.35%, 04/13/28 (a)	100,000	101,054
2.85%, 09/30/28 (a)	100,000	94,562
5.30%, 06/30/30 (a)	75,000	75,254
5.13%, 01/31/31 (a)	125,000	123,918
Blue Owl Capital Corp.
2.63%, 01/15/27 (a)	100,000	97,462
3.13%, 04/13/27 (a)	75,000	73,163
2.88%, 06/11/28 (a)	150,000	141,584
5.95%, 03/15/29 (a)	200,000	202,698
6.20%, 07/15/30 (a)	100,000	102,104
Blue Owl Credit Income Corp.
7.95%, 06/13/28 (a)	125,000	132,500
7.75%, 01/15/29 (a)	100,000	105,943
6.60%, 09/15/29 (a)	175,000	179,977
5.80%, 03/15/30 (a)	275,000	274,747
6.65%, 03/15/31 (a)	150,000	155,062
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	96,985
6.10%, 03/15/28 (a)(d)	100,000	100,334
6.75%, 04/04/29 (a)	125,000	127,323
Capital Southwest Corp.
5.95%, 09/18/30 (a)	60,000	60,412
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	75,000	77,136
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	50,000	51,649
6.00%, 10/02/30 (a)(d)	50,000	49,476
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	100,000	97,049
3.25%, 07/15/27 (a)	75,000	72,228
3.13%, 10/12/28 (a)	150,000	138,948
7.88%, 01/15/29 (a)	100,000	104,261
6.88%, 08/15/29 (a)	100,000	101,785
6.13%, 01/15/30 (a)	125,000	124,341
6.13%, 01/15/31 (a)	70,000	68,939
GATX Corp.
3.85%, 03/30/27 (a)	50,000	49,777
3.50%, 03/15/28 (a)	150,000	147,874
4.55%, 11/07/28 (a)	75,000	75,721
4.70%, 04/01/29 (a)	150,000	152,182
4.00%, 06/30/30 (a)	100,000	98,673
1.90%, 06/01/31 (a)	100,000	88,003
3.50%, 06/01/32 (a)	75,000	70,106
4.90%, 03/15/33 (a)	75,000	75,566
5.45%, 09/15/33 (a)	75,000	78,145
6.05%, 03/15/34 (a)	100,000	107,193
6.90%, 05/01/34 (a)	100,000	113,120
5.50%, 06/15/35 (a)	100,000	103,355
5.20%, 03/15/44 (a)	75,000	71,573
3.10%, 06/01/51 (a)	100,000	64,917
6.05%, 06/05/54 (a)	75,000	77,081
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	75,000	76,679
5.65%, 09/09/30 (a)	70,000	70,742
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28 (a)(d)	75,000	76,281
5.38%, 01/31/29 (a)(d)	75,000	74,984
6.25%, 05/06/30 (a)(d)	100,000	102,010
5.88%, 01/31/31 (a)(d)	90,000	90,287
Golub Capital BDC, Inc.
2.05%, 02/15/27 (a)	75,000	72,505
7.05%, 12/05/28 (a)	75,000	78,887
6.00%, 07/15/29 (a)	100,000	101,997
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(d)	90,000	90,560
5.80%, 09/12/29 (a)	90,000	91,060
5.88%, 05/01/30 (a)	95,000	96,359
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	98,407
6.00%, 06/16/30 (a)	60,000	60,841
HPS Corporate Lending Fund
5.30%, 06/05/27 (d)	100,000	100,470
5.45%, 01/14/28 (a)	100,000	100,800
4.90%, 09/11/28 (a)(d)	110,000	109,261
6.75%, 01/30/29 (a)	100,000	104,315
6.25%, 09/30/29 (a)	75,000	77,316
5.85%, 06/05/30 (a)(d)	100,000	101,147
5.45%, 11/15/30 (a)(d)	90,000	89,584
5.95%, 04/14/32 (a)	100,000	101,090

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Main Street Capital Corp.
6.50%, 06/04/27 (a)	50,000	51,090
5.40%, 08/15/28 (a)	100,000	100,275
6.95%, 03/01/29 (a)	75,000	78,008
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	99,834
6.15%, 05/17/29 (a)	75,000	77,362
6.00%, 05/19/30 (a)	100,000	102,382
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	100,000	100,601
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	76,392
6.88%, 02/01/29 (a)	75,000	76,518
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(d)	50,000	49,846
5.75%, 02/01/30 (a)	75,000	75,157
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	100,000	103,129
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	48,679
7.10%, 02/15/29 (a)	100,000	102,973
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	75,000	80,897
6.50%, 07/23/29 (a)	75,000	77,273
6.19%, 07/15/30 (a)(d)	70,000	70,641
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	200,000	207,886
5.75%, 01/15/30 (a)	100,000	101,296
6.13%, 07/15/30 (a)(d)	100,000	102,820
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (a)	75,000	77,057
5.63%, 08/15/30 (a)	75,000	75,995
		19,079,391
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	95,703
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	110,000	112,995
6.38%, 07/01/34 (a)	200,000	204,355
6.75%, 07/15/35 (a)	70,000	72,724
J Paul Getty Trust
4.91%, 04/01/35 (a)	100,000	103,221
ORIX Corp.
3.70%, 07/18/27	100,000	99,437
5.00%, 09/13/27	95,000	96,610
4.65%, 09/10/29	150,000	152,733
4.45%, 09/09/30	90,000	90,434
2.25%, 03/09/31	100,000	90,119
5.20%, 09/13/32	200,000	208,090
5.40%, 02/25/35	95,000	98,824
		1,425,245
Insurance 1.2%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	202,662
Aetna, Inc.
6.63%, 06/15/36	100,000	110,584
6.75%, 12/15/37	150,000	167,650
4.50%, 05/15/42 (a)	100,000	86,890
4.75%, 03/15/44 (a)	50,000	44,136
3.88%, 08/15/47 (a)	75,000	57,172
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	246,182
4.00%, 10/15/46 (a)	75,000	61,214
4.75%, 01/15/49 (a)	100,000	89,720
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	98,060
4.90%, 09/15/44 (a)	100,000	93,153
3.25%, 08/15/51 (a)	100,000	69,206
Allstate Corp.
3.28%, 12/15/26 (a)	75,000	74,534
5.05%, 06/24/29 (a)	100,000	103,405
1.45%, 12/15/30 (a)	75,000	65,566
5.25%, 03/30/33 (a)	150,000	156,546
5.35%, 06/01/33	100,000	104,676
5.55%, 05/09/35	75,000	79,110
5.95%, 04/01/36	75,000	80,837
4.50%, 06/15/43	125,000	111,533
4.20%, 12/15/46 (a)	100,000	83,904
3.85%, 08/10/49 (a)	100,000	77,726
6.50%, 05/15/67 (a)(b)	100,000	105,281
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	78,714
5.00%, 09/23/35 (a)	60,000	58,979
4.50%, 06/15/47 (a)	100,000	85,148
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	102,538
3.40%, 06/30/30 (a)	150,000	144,741
5.13%, 03/27/33 (a)	150,000	155,139
3.88%, 01/15/35 (a)	78,000	73,534
5.45%, 05/07/35 (a)	100,000	104,834
4.50%, 07/16/44 (a)	145,000	129,349
4.75%, 04/01/48 (a)	200,000	179,966
4.38%, 06/30/50 (a)	200,000	169,332
American National Group, Inc.
5.00%, 06/15/27 (a)	90,000	90,640
5.75%, 10/01/29 (a)	100,000	103,588
6.00%, 07/15/35 (a)	100,000	101,391
Aon Corp.
8.21%, 01/01/27	100,000	104,163
4.50%, 12/15/28 (a)	100,000	101,405
3.75%, 05/02/29 (a)	150,000	148,224
2.80%, 05/15/30 (a)	200,000	188,714
6.25%, 09/30/40	50,000	55,369
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	98,273
2.05%, 08/23/31 (a)	100,000	88,439
2.60%, 12/02/31 (a)	100,000	90,607
5.00%, 09/12/32 (a)	100,000	102,995
5.35%, 02/28/33 (a)	100,000	104,577
2.90%, 08/23/51 (a)	100,000	63,195
3.90%, 02/28/52 (a)	200,000	152,298
Aon Global Ltd.
4.60%, 06/14/44 (a)	100,000	88,676
4.75%, 05/15/45 (a)	100,000	90,169
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	151,858
5.15%, 03/01/29 (a)	150,000	154,570
5.30%, 03/01/31 (a)	125,000	130,524
5.45%, 03/01/34 (a)	300,000	313,926
5.75%, 03/01/54 (a)	300,000	303,927
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	100,000	95,256
Arch Capital Group Ltd.
7.35%, 05/01/34	75,000	88,076
3.64%, 06/30/50 (a)	200,000	151,706

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	82,345
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	100,000	101,003
4.85%, 12/15/29 (a)	150,000	153,397
2.40%, 11/09/31 (a)	100,000	89,412
5.00%, 02/15/32 (a)	100,000	102,385
5.50%, 03/02/33 (a)	75,000	78,480
6.50%, 02/15/34 (a)	50,000	55,443
5.45%, 07/15/34 (a)	102,000	106,221
5.15%, 02/15/35 (a)	300,000	304,740
3.50%, 05/20/51 (a)	150,000	106,697
3.05%, 03/09/52 (a)	100,000	64,230
5.75%, 03/02/53 (a)	100,000	99,604
6.75%, 02/15/54 (a)	100,000	112,184
5.75%, 07/15/54 (a)	75,000	74,795
5.55%, 02/15/55 (a)	300,000	292,407
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	60,000	62,870
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	101,310
3.70%, 02/22/30 (a)	100,000	97,447
5.55%, 02/15/36 (a)	90,000	91,688
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	188,900
3.60%, 09/15/51 (a)	50,000	36,095
Athene Holding Ltd.
4.13%, 01/12/28 (a)	100,000	99,755
6.15%, 04/03/30 (a)	100,000	106,123
3.50%, 01/15/31 (a)	100,000	94,804
6.65%, 02/01/33 (a)	100,000	108,141
5.88%, 01/15/34 (a)	100,000	103,802
3.95%, 05/25/51 (a)	100,000	71,038
3.45%, 05/15/52 (a)	125,000	80,961
6.25%, 04/01/54 (a)	150,000	148,290
6.63%, 10/15/54 (a)(b)	100,000	97,819
6.63%, 05/19/55 (a)	175,000	181,632
6.88%, 06/28/55 (a)(b)	100,000	98,419
AXA SA
8.60%, 12/15/30	150,000	177,871
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	98,845
4.90%, 01/15/40 (a)(b)	50,000	48,259
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	50,000	49,838
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	147,513
1.85%, 03/12/30 (a)	100,000	92,075
1.45%, 10/15/30 (a)	150,000	133,658
2.88%, 03/15/32 (a)	100,000	93,988
5.75%, 01/15/40	200,000	219,620
4.40%, 05/15/42	100,000	93,654
4.30%, 05/15/43	75,000	67,797
4.20%, 08/15/48 (a)	350,000	299,120
4.25%, 01/15/49 (a)	350,000	301,542
2.85%, 10/15/50 (a)	300,000	198,261
2.50%, 01/15/51 (a)	100,000	61,508
3.85%, 03/15/52 (a)	525,000	414,414
Berkshire Hathaway, Inc.
4.50%, 02/11/43	175,000	166,826
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	147,017
5.63%, 05/15/30 (a)	150,000	151,497
4.70%, 06/22/47 (a)	175,000	131,080
3.85%, 12/22/51 (a)	75,000	46,847
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	90,000	90,927
4.50%, 03/15/29 (a)	75,000	75,339
4.90%, 06/23/30 (a)	150,000	152,086
2.38%, 03/15/31 (a)	150,000	134,379
4.20%, 03/17/32 (a)	100,000	96,809
5.25%, 06/23/32 (a)	90,000	92,303
5.65%, 06/11/34 (a)	100,000	103,850
5.55%, 06/23/35 (a)	180,000	185,170
4.95%, 03/17/52 (a)	100,000	87,854
6.25%, 06/23/55 (a)	190,000	199,513
Centene Corp.
4.25%, 12/15/27 (a)	500,000	494,240
2.45%, 07/15/28 (a)	400,000	372,808
4.63%, 12/15/29 (a)	500,000	484,105
3.38%, 02/15/30 (a)	350,000	321,975
3.00%, 10/15/30 (a)	400,000	357,156
2.50%, 03/01/31 (a)	400,000	345,064
2.63%, 08/01/31 (a)	200,000	171,506
Chubb Corp.
6.00%, 05/11/37	150,000	164,490
6.50%, 05/15/38	100,000	113,815
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	150,000	153,574
1.38%, 09/15/30 (a)	100,000	88,247
5.00%, 03/15/34 (a)	375,000	385,942
4.90%, 08/15/35 (a)	250,000	253,072
4.15%, 03/13/43	75,000	65,728
4.35%, 11/03/45 (a)	250,000	221,895
2.85%, 12/15/51 (a)	150,000	98,178
3.05%, 12/15/61 (a)	250,000	157,292
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	80,149
6.13%, 11/01/34	50,000	54,204
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	98,933
3.90%, 05/01/29 (a)	100,000	99,101
2.05%, 08/15/30 (a)	100,000	90,136
5.50%, 06/15/33 (a)	100,000	104,107
5.13%, 02/15/34 (a)	100,000	101,130
5.20%, 08/15/35 (a)	75,000	75,822
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	76,437
6.45%, 06/15/34 (a)	125,000	132,631
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	250,000	248,137
3.85%, 04/05/29 (a)	150,000	147,855
3.90%, 04/05/32 (a)	300,000	285,432
6.05%, 09/15/33 (a)	100,000	106,534
5.75%, 01/15/34 (a)	100,000	104,556
4.35%, 04/05/42 (a)	100,000	86,179
4.40%, 04/05/52 (a)	250,000	204,392
6.88%, 12/15/52 (a)(b)	175,000	178,776
6.38%, 09/15/54 (a)(b)	150,000	151,486
Elevance Health, Inc.
3.65%, 12/01/27 (a)	300,000	298,056
4.10%, 03/01/28 (a)	150,000	150,140
4.00%, 09/15/28 (a)	255,000	254,587
5.15%, 06/15/29 (a)	100,000	103,186
2.88%, 09/15/29 (a)	150,000	143,259
4.75%, 02/15/30 (a)	150,000	153,258
2.25%, 05/15/30 (a)	200,000	184,130
2.55%, 03/15/31 (a)	200,000	183,084
4.95%, 11/01/31 (a)	150,000	153,802
4.10%, 05/15/32 (a)	100,000	97,685
4.60%, 09/15/32 (a)	130,000	130,251
5.50%, 10/15/32 (a)	150,000	158,427

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/15/33 (a)	175,000	176,510
5.38%, 06/15/34 (a)	175,000	181,678
5.95%, 12/15/34	50,000	53,740
5.20%, 02/15/35 (a)	200,000	205,280
5.00%, 01/15/36 (a)	205,000	205,336
5.85%, 01/15/36	75,000	80,001
6.38%, 06/15/37	100,000	109,998
4.63%, 05/15/42	200,000	181,320
4.65%, 01/15/43	150,000	135,867
5.10%, 01/15/44	75,000	71,495
4.65%, 08/15/44 (a)	150,000	133,614
4.38%, 12/01/47 (a)	250,000	210,137
4.55%, 03/01/48 (a)	150,000	129,284
3.70%, 09/15/49 (a)	150,000	111,483
3.13%, 05/15/50 (a)	200,000	133,120
3.60%, 03/15/51 (a)	200,000	144,856
4.55%, 05/15/52 (a)	125,000	105,294
6.10%, 10/15/52 (a)	150,000	156,774
5.13%, 02/15/53 (a)	200,000	183,286
5.65%, 06/15/54 (a)	175,000	172,487
5.70%, 02/15/55 (a)	250,000	247,982
5.70%, 09/15/55 (a)	90,000	89,463
5.85%, 11/01/64 (a)	150,000	149,210
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	157,425
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	74,111
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	101,295
3.10%, 09/01/31 (a)	100,000	90,243
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	275,000	276,232
5.59%, 01/11/33 (a)	75,000	78,614
5.00%, 04/20/48 (a)	250,000	227,457
6.70%, 03/28/55 (a)(b)	75,000	78,239
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	104,673
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	90,687
3.50%, 10/15/50 (a)	200,000	141,202
3.13%, 10/15/52 (a)	150,000	96,473
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	104,948
6.50%, 06/04/29 (a)	100,000	104,333
6.25%, 10/04/34 (a)	75,000	76,148
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	101,283
4.63%, 04/29/30 (a)	125,000	125,676
3.38%, 03/03/31 (a)	100,000	94,227
5.63%, 08/16/32 (a)	125,000	130,754
6.00%, 12/07/33 (a)	100,000	106,550
5.75%, 05/20/35 (a)	100,000	104,748
6.35%, 03/22/54 (a)	175,000	183,424
6.10%, 03/15/55 (a)	100,000	101,479
6.50%, 05/20/55 (a)	100,000	108,066
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	200,000	190,872
2.45%, 03/15/31 (a)	150,000	134,028
3.20%, 09/17/51 (a)	75,000	48,457
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	96,958
2.40%, 08/15/31 (a)	100,000	87,756
5.45%, 09/30/34 (a)	75,000	76,034
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	101,110
2.15%, 08/15/30 (a)	150,000	136,140
5.85%, 09/15/34 (a)	75,000	78,913
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	91,172
5.50%, 09/01/35 (a)	150,000	153,250
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	150,000	143,259
6.10%, 10/01/41	80,000	86,810
4.30%, 04/15/43	75,000	65,708
4.40%, 03/15/48 (a)	100,000	86,781
3.60%, 08/19/49 (a)	150,000	113,730
2.90%, 09/15/51 (a)	100,000	65,487
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	107,457
4.70%, 10/01/30 (a)	50,000	49,873
Humana, Inc.
1.35%, 02/03/27 (a)	150,000	145,263
3.95%, 03/15/27 (a)	100,000	99,747
5.75%, 03/01/28 (a)	100,000	103,381
5.75%, 12/01/28 (a)	100,000	104,129
3.70%, 03/23/29 (a)	100,000	98,171
3.13%, 08/15/29 (a)	150,000	144,144
4.88%, 04/01/30 (a)	100,000	101,506
5.38%, 04/15/31 (a)	200,000	207,050
2.15%, 02/03/32 (a)	150,000	130,214
5.88%, 03/01/33 (a)	150,000	158,515
5.95%, 03/15/34 (a)	200,000	211,424
5.55%, 05/01/35 (a)	125,000	128,303
4.63%, 12/01/42 (a)	75,000	65,427
4.95%, 10/01/44 (a)	100,000	89,385
4.80%, 03/15/47 (a)	100,000	86,057
3.95%, 08/15/49 (a)	75,000	56,636
5.50%, 03/15/53 (a)	150,000	139,038
5.75%, 04/15/54 (a)	200,000	191,862
6.00%, 05/01/55 (a)	100,000	99,325
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	91,182
5.67%, 06/08/32 (a)	100,000	103,827
4.00%, 11/23/51 (a)	100,000	70,912
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	134,115
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	99,370
3.05%, 01/15/30 (a)	100,000	95,483
3.40%, 01/15/31 (a)	100,000	94,917
3.40%, 03/01/32 (a)	75,000	69,746
5.85%, 03/15/34 (a)	75,000	78,918
5.35%, 11/15/35 (a)	90,000	90,347
6.30%, 10/09/37	100,000	108,306
7.00%, 06/15/40	100,000	113,459
Loews Corp.
6.00%, 02/01/35	100,000	108,709
4.13%, 05/15/43 (a)	100,000	86,517
Manulife Financial Corp.
2.48%, 05/19/27 (a)	100,000	97,923
4.06%, 02/24/32 (a)(b)	150,000	149,390
3.70%, 03/16/32 (a)	150,000	144,570
5.38%, 03/04/46	100,000	100,187
Markel Group, Inc.
3.50%, 11/01/27 (a)	50,000	49,430
3.35%, 09/17/29 (a)	50,000	48,297
5.00%, 04/05/46	100,000	90,757
4.30%, 11/01/47 (a)	75,000	61,691
5.00%, 05/20/49 (a)	100,000	90,119
4.15%, 09/17/50 (a)	100,000	78,705

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 05/07/52 (a)	75,000	51,894
6.00%, 05/16/54 (a)	100,000	102,798
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	200,000	202,398
4.38%, 03/15/29 (a)	250,000	252,990
4.65%, 03/15/30 (a)	150,000	153,187
2.25%, 11/15/30 (a)	140,000	127,897
4.85%, 11/15/31 (a)	150,000	154,092
2.38%, 12/15/31 (a)	75,000	67,379
5.75%, 11/01/32 (a)	100,000	107,691
5.88%, 08/01/33	100,000	108,925
5.40%, 09/15/33 (a)	100,000	105,486
5.15%, 03/15/34 (a)	100,000	103,713
5.00%, 03/15/35 (a)	350,000	356,013
4.75%, 03/15/39 (a)	50,000	48,699
5.35%, 11/15/44 (a)	100,000	99,252
4.35%, 01/30/47 (a)	100,000	86,207
4.20%, 03/01/48 (a)	125,000	105,135
4.90%, 03/15/49 (a)	200,000	183,880
2.90%, 12/15/51 (a)	75,000	48,457
6.25%, 11/01/52 (a)	100,000	110,050
5.45%, 03/15/53 (a)	100,000	98,712
5.70%, 09/15/53 (a)	175,000	179,258
5.45%, 03/15/54 (a)	75,000	73,903
5.40%, 03/15/55 (a)	250,000	245,185
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	99,922
MetLife, Inc.
4.55%, 03/23/30 (a)	200,000	204,536
6.50%, 12/15/32	100,000	112,789
5.38%, 07/15/33 (a)	150,000	158,590
6.38%, 06/15/34	100,000	112,538
5.30%, 12/15/34 (a)	200,000	208,976
5.70%, 06/15/35	150,000	161,089
5.88%, 02/06/41	150,000	158,755
4.13%, 08/13/42	150,000	129,207
4.88%, 11/13/43	250,000	234,940
4.72%, 12/15/44 (e)	100,000	91,621
4.05%, 03/01/45	175,000	146,305
4.60%, 05/13/46 (a)	100,000	90,800
5.00%, 07/15/52 (a)	200,000	185,950
5.25%, 01/15/54 (a)	150,000	145,214
6.35%, 03/15/55 (a)(b)	175,000	185,040
6.40%, 12/15/66 (a)	230,000	241,829
10.75%, 08/01/69 (a)(b)	75,000	100,067
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	100,040
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	40,000	40,164
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	103,927
Old Republic International Corp.
5.75%, 03/28/34 (a)	100,000	104,760
3.85%, 06/11/51 (a)	125,000	92,715
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	98,194
4.50%, 10/01/50 (a)(b)	75,000	70,919
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	136,211
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	150,000	147,687
2.13%, 06/15/30 (a)	150,000	136,611
5.38%, 03/15/33 (a)	75,000	78,098
6.05%, 10/15/36	100,000	109,592
4.30%, 11/15/46 (a)	62,000	53,295
5.50%, 03/15/53 (a)	75,000	74,842
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Progressive Corp.
2.45%, 01/15/27	100,000	98,475
4.00%, 03/01/29 (a)	150,000	150,487
3.20%, 03/26/30 (a)	100,000	96,675
3.00%, 03/15/32 (a)	75,000	69,603
6.25%, 12/01/32	150,000	167,394
4.95%, 06/15/33 (a)	100,000	103,161
3.70%, 01/26/45	100,000	80,420
4.13%, 04/15/47 (a)	175,000	148,143
4.20%, 03/15/48 (a)	100,000	84,947
3.95%, 03/26/50 (a)	100,000	80,554
3.70%, 03/15/52 (a)	100,000	77,096
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	97,003
2.10%, 03/10/30 (a)	200,000	185,868
5.70%, 12/14/36	150,000	160,618
6.63%, 12/01/37	150,000	172,080
3.00%, 03/10/40 (a)	250,000	196,725
4.60%, 05/15/44	150,000	135,173
4.50%, 09/15/47 (a)(b)	100,000	98,927
3.91%, 12/07/47 (a)	200,000	160,260
4.42%, 03/27/48 (a)	75,000	64,712
5.70%, 09/15/48 (a)(b)	150,000	151,861
3.94%, 12/07/49 (a)	100,000	79,144
4.35%, 02/25/50 (a)	150,000	126,944
3.70%, 10/01/50 (a)(b)	200,000	186,442
3.70%, 03/13/51 (a)	300,000	227,556
5.13%, 03/01/52 (a)(b)	200,000	198,656
6.00%, 09/01/52 (a)(b)	200,000	207,578
6.75%, 03/01/53 (a)(b)	100,000	106,633
6.50%, 03/15/54 (a)(b)	200,000	211,056
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	192,138
Radian Group, Inc.
4.88%, 03/15/27 (a)	100,000	100,331
6.20%, 05/15/29 (a)	100,000	104,863
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	100,000	99,033
3.15%, 06/15/30 (a)	200,000	189,838
6.00%, 09/15/33 (a)	100,000	107,081
5.75%, 09/15/34 (a)	100,000	104,563
6.65%, 09/15/55 (a)(b)	100,000	103,065
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	147,216
5.75%, 06/05/33 (a)	150,000	157,680
5.80%, 04/01/35 (a)	75,000	78,877
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	75,000	69,791
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	105,185
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	89,838
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	127,590
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	90,000	92,179
6.75%, 06/20/36	150,000	174,262
6.25%, 06/15/37	150,000	168,369
5.35%, 11/01/40	100,000	102,691
4.60%, 08/01/43	100,000	91,245
4.30%, 08/25/45 (a)	75,000	65,206
4.00%, 05/30/47 (a)	200,000	165,096
4.05%, 03/07/48 (a)	100,000	82,367
4.10%, 03/04/49 (a)	100,000	82,693
3.05%, 06/08/51 (a)	200,000	135,116
5.45%, 05/25/53 (a)	150,000	150,723
5.70%, 07/24/55 (a)	130,000	135,199

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UnitedHealth Group, Inc.
3.45%, 01/15/27	150,000	149,286
3.38%, 04/15/27	150,000	148,968
4.60%, 04/15/27 (a)	100,000	100,846
3.70%, 05/15/27 (a)	100,000	99,801
2.95%, 10/15/27	150,000	147,705
5.25%, 02/15/28 (a)	200,000	205,614
3.85%, 06/15/28	150,000	149,855
4.40%, 06/15/28 (a)	90,000	91,136
3.88%, 12/15/28	150,000	149,787
4.25%, 01/15/29 (a)	200,000	201,538
4.70%, 04/15/29 (a)	100,000	102,333
4.00%, 05/15/29 (a)	150,000	150,117
2.88%, 08/15/29	200,000	192,272
4.80%, 01/15/30 (a)	250,000	256,852
5.30%, 02/15/30 (a)	150,000	156,885
2.00%, 05/15/30	200,000	183,092
4.65%, 01/15/31 (a)	140,000	142,621
4.90%, 04/15/31 (a)	200,000	206,018
2.30%, 05/15/31 (a)	300,000	271,449
4.95%, 01/15/32 (a)	250,000	257,610
4.20%, 05/15/32 (a)	250,000	248,255
5.35%, 02/15/33 (a)	350,000	367,059
4.50%, 04/15/33 (a)	250,000	249,555
5.00%, 04/15/34 (a)	200,000	204,820
5.15%, 07/15/34 (a)	375,000	387,889
5.30%, 06/15/35 (a)	180,000	187,762
4.63%, 07/15/35	200,000	199,462
5.80%, 03/15/36	143,000	153,952
6.50%, 06/15/37	100,000	113,153
6.63%, 11/15/37	150,000	171,708
6.88%, 02/15/38	200,000	233,680
3.50%, 08/15/39 (a)	250,000	211,472
2.75%, 05/15/40 (a)	150,000	113,862
5.70%, 10/15/40 (a)	75,000	79,346
5.95%, 02/15/41 (a)	100,000	107,195
3.05%, 05/15/41 (a)	300,000	230,865
4.63%, 11/15/41 (a)	100,000	92,818
4.38%, 03/15/42 (a)	100,000	89,738
3.95%, 10/15/42 (a)	100,000	84,330
4.25%, 03/15/43 (a)	100,000	87,247
5.50%, 07/15/44 (a)	250,000	252,130
4.75%, 07/15/45	350,000	320,467
4.20%, 01/15/47 (a)	150,000	125,366
4.25%, 04/15/47 (a)	100,000	84,063
3.75%, 10/15/47 (a)	200,000	155,512
4.25%, 06/15/48 (a)	250,000	208,742
4.45%, 12/15/48 (a)	175,000	150,140
3.70%, 08/15/49 (a)	225,000	170,329
2.90%, 05/15/50 (a)	250,000	162,702
3.25%, 05/15/51 (a)	350,000	241,633
4.75%, 05/15/52 (a)	375,000	331,324
5.88%, 02/15/53 (a)	350,000	360,983
5.05%, 04/15/53 (a)	375,000	346,046
5.38%, 04/15/54 (a)	300,000	289,992
5.63%, 07/15/54 (a)	500,000	500,930
5.95%, 06/15/55 (a)	140,000	146,887
3.88%, 08/15/59 (a)	150,000	110,876
3.13%, 05/15/60 (a)	225,000	140,380
4.95%, 05/15/62 (a)	175,000	154,320
6.05%, 02/15/63 (a)	275,000	288,148
5.20%, 04/15/63 (a)	325,000	298,239
5.50%, 04/15/64 (a)	200,000	192,672
5.75%, 07/15/64 (a)	325,000	325,949
Unum Group
4.00%, 06/15/29 (a)	100,000	99,067
5.25%, 12/15/35 (a)	50,000	49,953
5.75%, 08/15/42	100,000	100,437
4.50%, 12/15/49 (a)	75,000	61,433
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 06/15/51 (a)	100,000	76,553
6.00%, 06/15/54 (a)	75,000	74,800
Voya Financial, Inc.
5.00%, 09/20/34 (a)	75,000	75,123
5.70%, 07/15/43	50,000	50,595
4.80%, 06/15/46	50,000	45,091
4.70%, 01/23/48 (a)(b)	100,000	94,630
W.R. Berkley Corp.
4.00%, 05/12/50 (a)	50,000	39,187
3.55%, 03/30/52 (a)	100,000	72,129
3.15%, 09/30/61 (a)	100,000	63,257
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	151,098
4.50%, 09/15/28 (a)	150,000	151,251
2.95%, 09/15/29 (a)	100,000	95,302
5.35%, 05/15/33 (a)	150,000	155,893
5.05%, 09/15/48 (a)	75,000	68,769
3.88%, 09/15/49 (a)	150,000	113,910
5.90%, 03/05/54 (a)	100,000	101,564
XL Group Ltd.
5.25%, 12/15/43	55,000	52,755
		64,771,614
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	100,000	93,855
4.80%, 10/01/32 (a)	100,000	101,482
5.63%, 06/15/34 (a)	100,000	105,015
5.60%, 06/15/35 (a)	100,000	105,336
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	99,505
4.50%, 07/30/29 (a)	50,000	50,173
2.75%, 12/15/29 (a)	100,000	94,137
4.70%, 07/01/30 (a)	100,000	101,083
4.90%, 12/15/30 (a)	150,000	152,664
3.38%, 08/15/31 (a)	150,000	140,803
2.00%, 05/18/32 (a)	175,000	148,458
1.88%, 02/01/33 (a)	150,000	123,432
2.95%, 03/15/34 (a)	150,000	129,473
4.75%, 04/15/35 (a)	100,000	97,111
5.50%, 10/01/35 (a)	100,000	102,161
5.25%, 05/15/36 (a)	75,000	74,717
4.85%, 04/15/49 (a)	50,000	42,964
4.00%, 02/01/50 (a)	150,000	112,439
3.00%, 05/18/51 (a)	150,000	92,505
3.55%, 03/15/52 (a)	175,000	119,229
5.15%, 04/15/53 (a)	100,000	88,578
5.63%, 05/15/54 (a)	100,000	94,194
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	68,750
6.15%, 10/01/34 (a)	100,000	102,358
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	100,263
4.90%, 02/15/29 (a)	100,000	101,959
4.95%, 06/15/30 (a)	100,000	102,199
2.38%, 07/15/31 (a)	100,000	89,486
3.63%, 04/15/32 (a)	150,000	141,696
5.50%, 02/01/34 (a)	100,000	103,698
5.25%, 03/15/35 (a)	75,000	76,514
3.38%, 07/15/51 (a)	75,000	51,491
4.30%, 04/15/52 (a)	50,000	40,292
Americold Realty Operating Partnership LP
5.60%, 05/15/32 (a)	75,000	76,215
5.41%, 09/12/34 (a)	100,000	98,951

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	75,000	73,889
1.90%, 12/01/28 (a)	50,000	47,165
3.30%, 06/01/29 (a)	75,000	73,163
2.30%, 03/01/30 (a)	100,000	92,861
4.35%, 12/01/30 (a)	70,000	70,363
2.45%, 01/15/31 (a)	150,000	137,580
2.05%, 01/15/32 (a)	150,000	132,211
5.00%, 02/15/33 (a)	100,000	102,907
5.30%, 12/07/33 (a)	100,000	104,613
5.35%, 06/01/34 (a)	100,000	104,502
5.00%, 08/01/35 (a)	70,000	71,107
3.90%, 10/15/46 (a)	100,000	81,194
4.35%, 04/15/48 (a)	50,000	43,200
Boston Properties LP
6.75%, 12/01/27 (a)	150,000	157,099
4.50%, 12/01/28 (a)	150,000	150,747
3.40%, 06/21/29 (a)	200,000	193,282
2.90%, 03/15/30 (a)	100,000	93,777
3.25%, 01/30/31 (a)	200,000	187,706
2.55%, 04/01/32 (a)	150,000	130,846
2.45%, 10/01/33 (a)	150,000	124,428
6.50%, 01/15/34 (a)	150,000	162,264
5.75%, 01/15/35 (a)	150,000	154,437
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	100,000	99,714
4.13%, 05/15/29 (a)	150,000	149,250
4.05%, 07/01/30 (a)	150,000	148,135
2.50%, 08/16/31 (a)	100,000	89,959
5.20%, 04/01/32 (a)	75,000	77,021
4.85%, 02/15/33 (a)	70,000	70,223
5.50%, 02/15/34 (a)	100,000	103,431
5.75%, 02/15/35 (a)	50,000	52,695
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	66,425
5.00%, 11/01/32 (a)	60,000	60,184
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	100,462
3.15%, 07/01/29 (a)	100,000	96,761
2.80%, 05/15/30 (a)	100,000	94,602
4.90%, 01/15/34 (a)	100,000	101,943
3.35%, 11/01/49 (a)	50,000	35,933
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	139,926
4.50%, 10/15/30 (a)	70,000	69,755
2.75%, 04/15/31 (a)	100,000	91,143
Cousins Properties LP
5.38%, 02/15/32 (a)	75,000	77,020
5.88%, 10/01/34 (a)	100,000	104,506
CubeSmart LP
2.25%, 12/15/28 (a)	75,000	71,036
4.38%, 02/15/29 (a)	100,000	100,457
3.00%, 02/15/30 (a)	75,000	71,291
2.00%, 02/15/31 (a)	100,000	88,475
2.50%, 02/15/32 (a)	75,000	66,499
5.13%, 11/01/35 (a)	100,000	100,400
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	149,098
5.55%, 01/15/28 (a)	150,000	154,413
4.45%, 07/15/28 (a)	150,000	151,278
3.60%, 07/01/29 (a)	150,000	147,237
DOC Dr. LLC
4.30%, 03/15/27 (a)	100,000	100,120
2.63%, 11/01/31 (a)	100,000	90,039
EPR Properties
4.75%, 12/15/26 (a)	100,000	100,250
4.50%, 06/01/27 (a)	150,000	150,117
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 08/15/29 (a)	100,000	96,870
4.75%, 11/15/30 (a)	100,000	99,721
3.60%, 11/15/31 (a)	100,000	93,069
ERP Operating LP
3.25%, 08/01/27 (a)	100,000	98,933
3.50%, 03/01/28 (a)	100,000	99,018
4.15%, 12/01/28 (a)	100,000	100,533
3.00%, 07/01/29 (a)	100,000	96,461
2.50%, 02/15/30 (a)	100,000	93,966
4.95%, 06/15/32 (a)	100,000	102,772
4.65%, 09/15/34 (a)	100,000	99,763
4.50%, 07/01/44 (a)	150,000	134,082
4.50%, 06/01/45 (a)	50,000	44,549
4.00%, 08/01/47 (a)	100,000	81,892
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	91,454
5.40%, 12/01/35 (a)	75,000	75,323
Essex Portfolio LP
1.70%, 03/01/28 (a)	75,000	71,159
4.00%, 03/01/29 (a)	150,000	149,238
3.00%, 01/15/30 (a)	100,000	95,176
1.65%, 01/15/31 (a)	150,000	131,088
2.65%, 03/15/32 (a)	150,000	134,472
5.50%, 04/01/34 (a)	100,000	104,366
2.65%, 09/01/50 (a)	100,000	61,545
Extra Space Storage LP
5.70%, 04/01/28 (a)	150,000	155,041
3.90%, 04/01/29 (a)	75,000	74,197
4.00%, 06/15/29 (a)	100,000	99,426
5.50%, 07/01/30 (a)	75,000	78,452
2.20%, 10/15/30 (a)	50,000	45,230
5.90%, 01/15/31 (a)	100,000	106,393
2.55%, 06/01/31 (a)	100,000	90,727
2.40%, 10/15/31 (a)	150,000	133,408
2.35%, 03/15/32 (a)	150,000	131,274
4.95%, 01/15/33 (a)	150,000	151,801
5.40%, 02/01/34 (a)	100,000	103,117
5.35%, 01/15/35 (a)	75,000	77,070
5.40%, 06/15/35 (a)	100,000	103,055
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	98,861
5.38%, 05/01/28 (a)	75,000	77,046
3.20%, 06/15/29 (a)	75,000	72,430
3.50%, 06/01/30 (a)	50,000	48,348
4.50%, 12/01/44 (a)	100,000	88,709
First Industrial LP
5.25%, 01/15/31 (a)	100,000	102,778
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	75,000	74,453
3.10%, 02/15/30 (a)	150,000	142,266
2.00%, 03/15/31 (a)	100,000	87,840
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	70,631
3.50%, 07/15/29 (a)	150,000	146,091
3.00%, 01/15/30 (a)	200,000	189,916
2.88%, 01/15/31 (a)	150,000	139,177
5.25%, 12/15/32 (a)	150,000	154,872
4.75%, 01/15/33 (a)	150,000	149,934
5.38%, 02/15/35 (a)	95,000	97,745
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	98,554
3.05%, 02/15/30 (a)	100,000	93,381
2.60%, 02/01/31 (a)	100,000	89,424
5.35%, 01/15/33 (a)	60,000	60,283
7.65%, 02/01/34 (a)	75,000	85,665

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	70,000	69,957
3.38%, 12/15/29 (a)	150,000	143,715
3.50%, 09/15/30 (a)	150,000	142,687
2.90%, 12/15/31 (a)	75,000	67,551
5.70%, 06/15/32 (a)	100,000	104,415
5.70%, 07/01/34 (a)	100,000	103,491
5.50%, 04/15/35 (a)	100,000	101,762
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	190,182
5.45%, 08/15/30 (a)	100,000	104,217
2.00%, 08/15/31 (a)	100,000	87,304
4.15%, 04/15/32 (a)	100,000	97,155
4.95%, 01/15/33 (a)	100,000	101,243
5.50%, 08/15/33 (a)	100,000	104,194
4.88%, 02/01/35 (a)	100,000	99,463
Kilroy Realty LP
4.25%, 08/15/29 (a)	120,000	117,944
3.05%, 02/15/30 (a)	75,000	69,607
2.50%, 11/15/32 (a)	75,000	62,903
2.65%, 11/15/33 (a)	75,000	61,811
5.88%, 10/15/35 (a)	120,000	121,842
6.25%, 01/15/36 (a)	75,000	78,037
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	100,000	95,486
2.70%, 10/01/30 (a)	100,000	93,426
2.25%, 12/01/31 (a)	100,000	88,947
3.20%, 04/01/32 (a)	100,000	93,406
4.60%, 02/01/33 (a)	100,000	100,225
6.40%, 03/01/34 (a)	100,000	111,083
4.85%, 03/01/35 (a)	75,000	75,093
5.30%, 02/01/36 (a)	90,000	92,842
4.25%, 04/01/45 (a)	75,000	64,157
4.13%, 12/01/46 (a)	100,000	83,381
3.70%, 10/01/49 (a)	75,000	56,813
Kite Realty Group LP
5.20%, 08/15/32 (a)	50,000	51,236
5.50%, 03/01/34 (a)	75,000	77,813
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	101,015
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	100,000	102,329
Lineage OP LP
5.25%, 07/15/30 (a)(d)	90,000	91,411
LXP Industrial Trust
2.70%, 09/15/30 (a)	75,000	69,004
2.38%, 10/01/31 (a)	75,000	65,686
Mid-America Apartments LP
3.60%, 06/01/27 (a)	150,000	149,347
4.20%, 06/15/28 (a)	100,000	100,453
3.95%, 03/15/29 (a)	50,000	49,836
2.75%, 03/15/30 (a)	100,000	94,892
1.70%, 02/15/31 (a)	100,000	87,998
5.30%, 02/15/32 (a)	75,000	78,476
4.65%, 01/15/33 (a)	70,000	70,295
5.00%, 03/15/34 (a)	75,000	76,314
2.88%, 09/15/51 (a)	50,000	31,965
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	90,898
5.35%, 02/01/33 (a)	60,000	59,857
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	99,064
4.30%, 10/15/28 (a)	100,000	100,626
2.50%, 04/15/30 (a)	100,000	93,143
5.60%, 10/15/33 (a)	75,000	78,893
5.50%, 06/15/34 (a)	100,000	104,359
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 10/15/48 (a)	50,000	44,627
3.10%, 04/15/50 (a)	100,000	66,001
3.50%, 04/15/51 (a)	75,000	53,331
3.00%, 04/15/52 (a)	100,000	63,692
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	150,522
4.75%, 01/15/28 (a)	100,000	100,863
3.63%, 10/01/29 (a)	75,000	72,417
5.20%, 07/01/30 (a)	110,000	112,169
3.38%, 02/01/31 (a)	150,000	140,101
3.25%, 04/15/33 (a)	100,000	89,161
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	89,912
5.25%, 08/15/32 (a)	60,000	61,586
5.75%, 07/15/34 (a)	50,000	52,618
4.95%, 01/15/35 (a)	50,000	49,703
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	75,000	79,751
3.15%, 08/15/30 (a)	150,000	137,536
5.63%, 01/15/33 (a)	70,000	70,557
Prologis LP
2.13%, 04/15/27 (a)	150,000	146,548
3.38%, 12/15/27 (a)	75,000	74,331
4.88%, 06/15/28 (a)	150,000	153,604
3.88%, 09/15/28 (a)	150,000	149,904
4.00%, 09/15/28 (a)	75,000	75,182
4.38%, 02/01/29 (a)	50,000	50,515
2.88%, 11/15/29 (a)	50,000	47,858
2.25%, 04/15/30 (a)	200,000	185,700
1.75%, 07/01/30 (a)	75,000	67,546
1.25%, 10/15/30 (a)	100,000	87,668
4.75%, 01/15/31 (a)	100,000	102,522
1.63%, 03/15/31 (a)	100,000	87,666
2.25%, 01/15/32 (a)	100,000	88,641
4.63%, 01/15/33 (a)	150,000	151,959
4.75%, 06/15/33 (a)	150,000	152,446
5.13%, 01/15/34 (a)	150,000	154,956
5.00%, 03/15/34 (a)	100,000	102,475
5.00%, 01/31/35 (a)	100,000	101,914
5.25%, 05/15/35 (a)	100,000	103,842
4.38%, 09/15/48 (a)	75,000	64,221
3.05%, 03/01/50 (a)	50,000	33,947
3.00%, 04/15/50 (a)	150,000	100,812
2.13%, 10/15/50 (a)	150,000	82,703
5.25%, 06/15/53 (a)	150,000	144,990
5.25%, 03/15/54 (a)	150,000	144,892
Public Storage Operating Co.
3.09%, 09/15/27 (a)	50,000	49,358
1.85%, 05/01/28 (a)	150,000	143,086
1.95%, 11/09/28 (a)	100,000	94,741
5.13%, 01/15/29 (a)	100,000	103,468
3.39%, 05/01/29 (a)	150,000	147,219
2.30%, 05/01/31 (a)	100,000	90,652
2.25%, 11/09/31 (a)	100,000	89,388
5.10%, 08/01/33 (a)	100,000	104,324
5.00%, 07/01/35 (a)	75,000	76,664
5.35%, 08/01/53 (a)	175,000	172,168
Realty Income Corp.
3.00%, 01/15/27 (a)	180,000	178,099
3.95%, 08/15/27 (a)	150,000	150,021
3.40%, 01/15/28 (a)	100,000	98,947
2.10%, 03/15/28 (a)	100,000	95,920
2.20%, 06/15/28 (a)	100,000	95,886
4.70%, 12/15/28 (a)	150,000	152,890
3.95%, 02/01/29 (a)	70,000	69,796
4.75%, 02/15/29 (a)	100,000	102,126
4.00%, 07/15/29 (a)	100,000	99,783

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 12/15/29 (a)	100,000	96,294
3.40%, 01/15/30 (a)	50,000	48,699
4.85%, 03/15/30 (a)	100,000	102,940
3.25%, 01/15/31 (a)	200,000	190,604
3.20%, 02/15/31 (a)	150,000	142,482
2.70%, 02/15/32 (a)	75,000	67,920
5.63%, 10/13/32 (a)	150,000	159,802
2.85%, 12/15/32 (a)	75,000	67,502
4.50%, 02/01/33 (a)	70,000	69,654
1.80%, 03/15/33 (a)	100,000	83,474
4.90%, 07/15/33 (a)	100,000	101,857
5.13%, 02/15/34 (a)	150,000	154,839
4.65%, 03/15/47 (a)	100,000	89,917
5.38%, 09/01/54 (a)	100,000	98,176
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	74,606
4.13%, 03/15/28 (a)	150,000	150,297
3.70%, 06/15/30 (a)	100,000	98,173
5.00%, 07/15/32 (a)	100,000	102,860
5.25%, 01/15/34 (a)	75,000	77,742
4.40%, 02/01/47 (a)	100,000	86,753
4.65%, 03/15/49 (a)	75,000	66,395
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	76,314
2.15%, 09/01/31 (a)	150,000	131,952
Sabra Health Care LP
3.90%, 10/15/29 (a)	100,000	97,832
3.20%, 12/01/31 (a)	150,000	137,289
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	89,710
6.10%, 04/01/34 (a)	75,000	79,866
5.65%, 01/15/35 (a)	100,000	103,097
Simon Property Group LP
3.38%, 06/15/27 (a)	100,000	99,291
3.38%, 12/01/27 (a)	150,000	148,536
1.75%, 02/01/28 (a)	175,000	167,351
2.45%, 09/13/29 (a)	250,000	236,380
2.65%, 07/15/30 (a)	150,000	140,851
4.38%, 10/01/30 (a)	150,000	151,290
2.20%, 02/01/31 (a)	150,000	135,774
2.25%, 01/15/32 (a)	100,000	88,363
2.65%, 02/01/32 (a)	100,000	90,393
5.50%, 03/08/33 (a)	150,000	158,910
6.25%, 01/15/34 (a)	100,000	110,384
4.75%, 09/26/34 (a)	150,000	150,189
5.13%, 10/01/35 (a)	150,000	153,136
6.75%, 02/01/40 (a)	100,000	115,935
4.75%, 03/15/42 (a)	100,000	93,229
4.25%, 11/30/46 (a)	100,000	84,473
3.25%, 09/13/49 (a)	250,000	175,437
3.80%, 07/15/50 (a)	175,000	133,619
5.85%, 03/08/53 (a)	125,000	129,268
6.65%, 01/15/54 (a)	75,000	85,126
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	100,270
4.63%, 03/15/29 (a)	100,000	99,718
5.40%, 04/30/30 (a)(d)	75,000	76,618
2.70%, 12/01/31 (a)	75,000	66,364
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	95,108
2.70%, 07/15/31 (a)	100,000	91,293
4.20%, 04/15/32 (a)	100,000	97,816
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	99,431
2.75%, 09/01/31 (a)	100,000	90,675
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	98,797
3.20%, 01/15/30 (a)	150,000	144,219
3.00%, 08/15/31 (a)	100,000	92,929
2.10%, 08/01/32 (a)	150,000	128,874
1.90%, 03/15/33 (a)	75,000	62,225
2.10%, 06/15/33 (a)	100,000	83,822
5.13%, 09/01/34 (a)	75,000	76,529
Ventas Realty LP
3.85%, 04/01/27 (a)	150,000	149,536
4.00%, 03/01/28 (a)	100,000	99,788
4.40%, 01/15/29 (a)	150,000	150,855
3.00%, 01/15/30 (a)	100,000	95,280
4.75%, 11/15/30 (a)	100,000	101,685
5.63%, 07/01/34 (a)	100,000	104,896
5.00%, 01/15/35 (a)	125,000	125,694
5.70%, 09/30/43 (a)	100,000	100,754
4.38%, 02/01/45 (a)	100,000	85,149
Welltower OP LLC
2.70%, 02/15/27 (a)	100,000	98,626
4.25%, 04/15/28 (a)	100,000	100,788
2.05%, 01/15/29 (a)	100,000	94,254
4.13%, 03/15/29 (a)	150,000	150,406
3.10%, 01/15/30 (a)	100,000	96,212
4.50%, 07/01/30 (a)	100,000	101,375
2.75%, 01/15/31 (a)	150,000	140,041
2.80%, 06/01/31 (a)	125,000	116,136
2.75%, 01/15/32 (a)	100,000	91,286
3.85%, 06/15/32 (a)	150,000	145,518
5.13%, 07/01/35 (a)	200,000	205,672
6.50%, 03/15/41 (a)	50,000	56,239
4.95%, 09/01/48 (a)	100,000	94,723
WP Carey, Inc.
3.85%, 07/15/29 (a)	75,000	74,097
4.65%, 07/15/30 (a)	70,000	70,746
2.40%, 02/01/31 (a)	100,000	90,142
2.45%, 02/01/32 (a)	75,000	66,299
2.25%, 04/01/33 (a)	100,000	84,666
5.38%, 06/30/34 (a)	75,000	77,760
		36,038,836
		437,480,135

Industrial 13.6%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	100,000	97,286
4.30%, 06/11/28 (a)	110,000	111,178
4.60%, 02/08/29 (a)	225,000	229,561
2.05%, 05/15/30 (a)	150,000	138,099
4.75%, 02/08/31 (a)	100,000	102,884
4.90%, 10/11/32 (a)	90,000	93,206
4.80%, 03/03/33 (a)	100,000	102,574
4.85%, 02/08/34 (a)	200,000	204,598
2.70%, 05/15/40 (a)	150,000	114,156
2.80%, 05/15/50 (a)	170,000	111,258
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	100,323
5.05%, 06/01/32 (a)	100,000	100,493
5.45%, 12/01/44 (a)	50,000	46,100
5.65%, 06/01/52 (a)	100,000	90,855
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	194,526
3.75%, 10/01/30 (a)	200,000	191,888

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	208,262
4.25%, 07/16/29	100,000	100,385
6.80%, 11/29/32 (a)	150,000	168,174
6.00%, 06/17/34 (a)	100,000	108,084
7.00%, 10/15/39	100,000	113,503
6.75%, 03/01/41 (f)	100,000	109,577
6.35%, 06/17/54 (a)	75,000	78,658
Barrick Mining Corp.
6.45%, 10/15/35	150,000	167,688
5.25%, 04/01/42	75,000	74,548
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	103,118
5.75%, 05/01/43	150,000	155,098
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	160,411
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	200,000	203,398
5.10%, 09/08/28 (a)	150,000	154,609
5.00%, 02/21/30 (a)	200,000	206,826
5.25%, 09/08/30 (a)	150,000	156,783
5.13%, 02/21/32 (a)	150,000	155,832
4.90%, 02/28/33 (a)	150,000	153,787
5.25%, 09/08/33 (a)	250,000	261,197
5.30%, 02/21/35 (a)	225,000	234,394
5.00%, 02/15/36 (a)	100,000	101,840
4.13%, 02/24/42	170,000	149,146
5.00%, 09/30/43	450,000	433,368
5.50%, 09/08/53 (a)	150,000	152,349
5.75%, 09/05/55 (a)	150,000	156,490
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	148,827
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (a)	200,000	181,226
CF Industries, Inc.
5.15%, 03/15/34	100,000	100,958
5.30%, 11/26/35 (a)	180,000	181,450
4.95%, 06/01/43	125,000	113,680
5.38%, 03/15/44	150,000	143,148
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	101,444
7.38%, 11/01/29	75,000	83,168
2.10%, 11/15/30 (a)	150,000	133,001
4.80%, 01/15/31 (a)	125,000	124,704
6.30%, 03/15/33 (a)	100,000	107,114
5.15%, 02/15/34 (a)	150,000	150,202
4.25%, 10/01/34 (a)	50,000	46,157
5.35%, 03/15/35 (a)	75,000	74,892
5.65%, 03/15/36 (a)	100,000	100,570
9.40%, 05/15/39	100,000	130,625
5.25%, 11/15/41 (a)	175,000	160,631
4.38%, 11/15/42 (a)	250,000	202,197
4.63%, 10/01/44 (a)	100,000	81,567
5.55%, 11/30/48 (a)	150,000	134,946
4.80%, 05/15/49 (a)	150,000	121,149
3.60%, 11/15/50 (a)	225,000	149,805
6.90%, 05/15/53 (a)	150,000	157,741
5.60%, 02/15/54 (a)	100,000	89,423
5.95%, 03/15/55 (a)	100,000	93,601
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	200,000	202,898
4.73%, 11/15/28 (a)(d)	86,000	87,155
5.32%, 11/15/38 (a)	150,000	153,168
5.42%, 11/15/48 (a)	85,000	81,078
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	151,105
5.00%, 08/01/29 (a)	100,000	102,084
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 03/08/33 (a)	100,000	105,066
5.63%, 02/20/34 (a)	100,000	103,447
4.80%, 09/01/42 (a)	100,000	89,351
4.65%, 10/15/44 (a)	150,000	128,754
Ecolab, Inc.
1.65%, 02/01/27 (a)	100,000	97,543
3.25%, 12/01/27 (a)	150,000	148,492
5.25%, 01/15/28 (a)	100,000	102,783
4.30%, 06/15/28 (a)	100,000	101,025
4.80%, 03/24/30 (a)	100,000	102,916
1.30%, 01/30/31 (a)	100,000	86,968
2.13%, 02/01/32 (a)	150,000	132,878
5.00%, 09/01/35 (a)	100,000	102,897
5.50%, 12/08/41	75,000	77,893
3.95%, 12/01/47 (a)	75,000	61,501
2.13%, 08/15/50 (a)	100,000	56,298
2.70%, 12/15/51 (a)	150,000	94,734
2.75%, 08/18/55 (a)	150,000	92,456
EIDP, Inc.
5.13%, 05/15/32 (a)	100,000	103,042
4.80%, 05/15/33 (a)	150,000	150,871
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,268
4.13%, 03/01/28 (a)	100,000	99,824
5.25%, 09/01/29 (a)	100,000	101,679
4.25%, 03/01/30 (a)	75,000	74,702
4.63%, 08/01/30 (a)	200,000	201,306
5.40%, 11/14/34 (a)	100,000	103,935
5.45%, 03/15/43 (a)	300,000	292,491
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	85,090
8.88%, 05/15/31	100,000	122,102
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	120,000	124,200
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	100,603
4.38%, 06/01/47 (a)	75,000	61,346
5.00%, 09/26/48 (a)	150,000	134,304
International Paper Co.
5.00%, 09/15/35 (a)	75,000	75,410
7.30%, 11/15/39	100,000	117,910
6.00%, 11/15/41 (a)	100,000	104,205
4.80%, 06/15/44 (a)	100,000	90,143
5.15%, 05/15/46 (a)	100,000	93,425
4.40%, 08/15/47 (a)	100,000	83,671
4.35%, 08/15/48 (a)	100,000	82,481
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	100,606
6.25%, 07/15/33 (a)	100,000	109,812
Linde, Inc.
1.10%, 08/10/30 (a)	100,000	87,782
3.55%, 11/07/42 (a)	100,000	81,453
2.00%, 08/10/50 (a)	100,000	54,743
Lubrizol Corp.
6.50%, 10/01/34	75,000	85,399
LYB International Finance BV
5.25%, 07/15/43	150,000	132,212
4.88%, 03/15/44 (a)	150,000	126,317
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	149,199
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	89,263
5.13%, 01/15/31 (a)	90,000	90,356
5.63%, 05/15/33 (a)	75,000	76,371
5.50%, 03/01/34 (a)	150,000	149,782
6.15%, 05/15/35 (a)	100,000	103,574

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 01/15/36 (a)	180,000	180,787
3.38%, 10/01/40 (a)	150,000	110,861
4.20%, 10/15/49 (a)	200,000	146,818
4.20%, 05/01/50 (a)	175,000	127,631
3.63%, 04/01/51 (a)	175,000	115,260
3.80%, 10/01/60 (a)	100,000	63,699
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	175,000	134,967
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	100,013
5.38%, 11/15/28 (a)	75,000	77,521
4.35%, 01/15/29 (a)	90,000	90,339
4.60%, 11/15/30 (a)	70,000	70,287
5.45%, 11/15/33 (a)	75,000	77,729
4.88%, 11/15/41 (a)	100,000	91,076
5.63%, 11/15/43 (a)	100,000	97,429
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	91,616
Newmont Corp.
2.60%, 07/15/32 (a)	140,000	127,637
5.88%, 04/01/35	100,000	108,900
4.88%, 03/15/42 (a)	80,000	77,438
5.45%, 06/09/44 (a)	100,000	100,783
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	79,000	76,222
5.35%, 03/15/34 (a)	200,000	209,918
4.20%, 05/13/50 (a)	75,000	62,451
Nucor Corp.
3.95%, 05/01/28 (a)	150,000	150,151
2.70%, 06/01/30 (a)	150,000	141,156
4.65%, 06/01/30 (a)	100,000	102,191
3.13%, 04/01/32 (a)	100,000	93,209
5.10%, 06/01/35 (a)	100,000	102,724
6.40%, 12/01/37	50,000	56,373
5.20%, 08/01/43 (a)	75,000	74,126
3.85%, 04/01/52 (a)	100,000	77,537
2.98%, 12/15/55 (a)	200,000	126,668
Nutrien Ltd.
4.00%, 12/15/26 (a)	100,000	99,941
5.20%, 06/21/27 (a)	100,000	101,705
4.90%, 03/27/28 (a)	150,000	152,748
4.20%, 04/01/29 (a)	100,000	100,030
2.95%, 05/13/30 (a)	150,000	142,162
5.40%, 06/21/34 (a)	100,000	103,743
4.13%, 03/15/35 (a)	75,000	70,018
5.88%, 12/01/36	50,000	53,138
5.63%, 12/01/40	100,000	101,905
6.13%, 01/15/41 (a)	45,000	47,680
4.90%, 06/01/43 (a)	100,000	91,915
5.25%, 01/15/45 (a)	125,000	119,133
5.00%, 04/01/49 (a)	100,000	91,568
3.95%, 05/13/50 (a)	150,000	116,520
5.80%, 03/27/53 (a)	150,000	153,207
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	74,334
3.00%, 12/15/29 (a)	150,000	143,838
5.20%, 08/15/35 (a)	150,000	153,736
3.05%, 10/01/51 (a)	150,000	99,150
PPG Industries, Inc.
3.75%, 03/15/28 (a)	100,000	99,745
2.80%, 08/15/29 (a)	100,000	95,465
2.55%, 06/15/30 (a)	100,000	93,268
4.38%, 03/15/31 (a)	130,000	130,341
Rayonier LP
2.75%, 05/17/31 (a)	75,000	67,933
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	181,426
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	114,735
6.13%, 12/15/33	150,000	165,520
5.75%, 06/01/35	75,000	80,681
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	107,976
5.20%, 11/02/40	200,000	202,070
2.75%, 11/02/51 (a)	250,000	157,920
Rio Tinto Finance USA PLC
4.38%, 03/12/27	100,000	100,718
4.50%, 03/14/28 (a)	150,000	151,881
4.88%, 03/14/30 (a)	300,000	308,856
5.00%, 03/14/32 (a)	225,000	232,778
5.00%, 03/09/33 (a)	150,000	155,019
5.25%, 03/14/35 (a)	300,000	311,538
4.75%, 03/22/42 (a)	100,000	94,690
4.13%, 08/21/42 (a)	100,000	87,235
5.13%, 03/09/53 (a)	200,000	189,952
5.75%, 03/14/55 (a)	300,000	310,647
5.88%, 03/14/65 (a)	150,000	156,945
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	49,762
4.55%, 03/01/29 (a)	100,000	101,210
2.95%, 01/15/32 (a)	75,000	68,399
5.25%, 06/01/45 (a)	75,000	72,375
4.25%, 01/15/48 (a)	25,000	21,004
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	250,000	247,892
4.55%, 03/01/28 (a)	75,000	75,812
4.30%, 08/15/28 (a)	100,000	100,699
2.95%, 08/15/29 (a)	100,000	95,955
2.30%, 05/15/30 (a)	100,000	92,410
4.50%, 08/15/30 (a)	100,000	101,077
4.80%, 09/01/31 (a)	75,000	77,024
2.20%, 03/15/32 (a)	75,000	66,077
5.15%, 08/15/35 (a)	100,000	102,613
4.00%, 12/15/42 (a)	50,000	41,944
4.55%, 08/01/45 (a)	75,000	65,389
4.50%, 06/01/47 (a)	250,000	217,370
3.80%, 08/15/49 (a)	100,000	76,530
3.30%, 05/15/50 (a)	100,000	69,648
2.90%, 03/15/52 (a)	100,000	63,096
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	206,834
5.44%, 04/03/34 (a)	200,000	207,834
5.78%, 04/03/54 (a)	200,000	204,094
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	200,000	206,922
5.19%, 01/15/36 (a)	200,000	202,365
Southern Copper Corp.
7.50%, 07/27/35	150,000	178,191
6.75%, 04/16/40	200,000	227,166
5.25%, 11/08/42	250,000	240,375
5.88%, 04/23/45	250,000	258,655
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	100,000	100,076
1.65%, 10/15/27 (a)	75,000	71,793
4.00%, 12/15/28 (a)	120,000	119,753
3.45%, 04/15/30 (a)	100,000	96,730
5.38%, 08/15/34 (a)	125,000	130,331
5.25%, 05/15/35 (a)	100,000	102,805
3.25%, 10/15/50 (a)	75,000	52,202
5.75%, 05/15/55 (a)	75,000	76,315

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	94,525
6.00%, 01/15/29 (a)	200,000	206,134
5.00%, 01/15/30 (a)	200,000	200,870
3.75%, 01/15/31 (a)	250,000	235,482
3.13%, 01/15/32 (a)	200,000	178,870
Suzano Netherlands BV
5.50%, 01/15/36 (a)	200,000	198,462
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	289,542
6.13%, 06/12/33 (a)	200,000	214,680
8.25%, 01/17/34	75,000	90,309
6.88%, 11/21/36	150,000	170,121
6.88%, 11/10/39	200,000	227,588
6.40%, 06/28/54 (a)	275,000	283,134
Vale SA
5.63%, 09/11/42	100,000	101,437
Westlake Corp.
3.38%, 06/15/30 (a)	100,000	95,381
5.55%, 11/15/35 (a)	110,000	110,708
5.00%, 08/15/46 (a)	100,000	86,332
4.38%, 11/15/47 (a)	100,000	78,287
3.13%, 08/15/51 (a)	125,000	77,175
6.38%, 11/15/55 (a)	110,000	110,079
3.38%, 08/15/61 (a)	100,000	60,252
WestRock MWV LLC
8.20%, 01/15/30	100,000	114,467
7.95%, 02/15/31	50,000	57,806
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	150,000	148,828
4.00%, 04/15/30 (a)	150,000	148,378
7.38%, 03/15/32	100,000	114,238
3.38%, 03/09/33 (a)	100,000	91,804
4.00%, 03/09/52 (a)	75,000	58,678
WRKCo, Inc.
4.00%, 03/15/28 (a)	150,000	149,866
3.90%, 06/01/28 (a)	100,000	99,439
4.90%, 03/15/29 (a)	100,000	102,137
3.00%, 06/15/33 (a)	150,000	134,316
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	50,000	45,027
		33,401,509
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	100,000	98,232
3.63%, 09/14/28 (a)	150,000	149,067
3.38%, 03/01/29 (a)	200,000	196,304
2.38%, 08/26/29 (a)	150,000	141,481
4.80%, 03/15/30 (a)	100,000	102,643
3.05%, 04/15/30 (a)	200,000	191,656
5.15%, 03/15/35 (a)	100,000	103,460
5.70%, 03/15/37	100,000	107,108
3.88%, 06/15/44	75,000	62,309
3.13%, 09/19/46 (a)	100,000	70,873
3.63%, 10/15/47 (a)	75,000	57,444
4.00%, 09/14/48 (a)	150,000	122,564
3.25%, 08/26/49 (a)	200,000	140,934
3.70%, 04/15/50 (a)	100,000	76,082
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	100,000	100,600
4.38%, 05/08/42	100,000	91,081
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	90,643
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	76,016
5.80%, 03/21/34 (a)	125,000	130,741
Allegion PLC
3.50%, 10/01/29 (a)	100,000	97,221
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	75,000	74,275
5.41%, 07/01/32 (a)	100,000	104,788
5.60%, 05/29/34 (a)	75,000	79,053
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	100,607
5.63%, 05/26/33 (a)	75,000	78,751
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	150,000	152,184
5.10%, 03/17/30 (a)	120,000	123,263
2.63%, 06/19/30 (a)	100,000	92,916
2.69%, 05/25/31 (a)	150,000	137,279
5.50%, 03/17/35 (a)	200,000	207,536
Amphenol Corp.
5.05%, 04/05/27 (a)	75,000	76,104
3.80%, 11/15/27	150,000	149,920
4.38%, 06/12/28 (a)	140,000	141,490
3.90%, 11/15/28 (a)	150,000	150,093
5.05%, 04/05/29 (a)	75,000	77,357
4.35%, 06/01/29 (a)	100,000	101,201
2.80%, 02/15/30 (a)	150,000	142,689
4.13%, 11/15/30 (a)	150,000	149,769
2.20%, 09/15/31 (a)	200,000	179,186
4.40%, 02/15/33 (a)	200,000	199,212
5.25%, 04/05/34 (a)	100,000	104,737
5.00%, 01/15/35 (a)	100,000	102,828
4.63%, 02/15/36 (a)	300,000	297,357
5.38%, 11/15/54 (a)	75,000	74,456
5.30%, 11/15/55 (a)	300,000	292,509
Amrize Finance U.S. LLC
4.60%, 04/07/27 (d)	150,000	150,991
4.70%, 04/07/28 (a)(d)	125,000	126,574
4.95%, 04/07/30 (a)(d)	150,000	154,068
5.40%, 04/07/35 (a)(d)	200,000	207,556
AptarGroup, Inc.
4.75%, 03/30/31 (a)	110,000	111,123
3.60%, 03/15/32 (a)	100,000	93,660
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	93,665
2.25%, 02/15/32 (a)	100,000	87,808
5.75%, 03/15/33 (a)	100,000	106,305
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	102,932
5.80%, 06/15/31 (a)	100,000	105,992
5.65%, 01/15/34 (a)	150,000	157,353
Boeing Co.
2.70%, 02/01/27 (a)	200,000	196,654
2.80%, 03/01/27 (a)	100,000	98,344
5.04%, 05/01/27 (a)	300,000	303,054
6.26%, 05/01/27 (a)	200,000	205,488
3.25%, 02/01/28 (a)	250,000	245,585
3.25%, 03/01/28 (a)	75,000	73,484
3.45%, 11/01/28 (a)	50,000	49,091
3.20%, 03/01/29 (a)	150,000	145,158
6.30%, 05/01/29 (a)	250,000	265,960
2.95%, 02/01/30 (a)	150,000	142,024
5.15%, 05/01/30 (a)	800,000	824,936
3.63%, 02/01/31 (a)	250,000	240,410
6.39%, 05/01/31 (a)	175,000	190,701
6.13%, 02/15/33	75,000	81,547
3.60%, 05/01/34 (a)	100,000	91,321
6.53%, 05/01/34 (a)	475,000	528,395

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 02/01/35 (a)	150,000	131,502
6.63%, 02/15/38	100,000	112,784
3.55%, 03/01/38 (a)	100,000	84,736
3.50%, 03/01/39 (a)	50,000	41,326
6.88%, 03/15/39	80,000	90,826
5.88%, 02/15/40	100,000	104,447
5.71%, 05/01/40 (a)	550,000	565,669
3.38%, 06/15/46 (a)	75,000	53,946
3.65%, 03/01/47 (a)	50,000	37,013
3.63%, 03/01/48 (a)	50,000	36,222
3.85%, 11/01/48 (a)	100,000	75,030
3.90%, 05/01/49 (a)	100,000	75,712
3.75%, 02/01/50 (a)	250,000	185,605
5.81%, 05/01/50 (a)	1,000,000	997,520
6.86%, 05/01/54 (a)	475,000	541,581
3.83%, 03/01/59 (a)	50,000	35,343
3.95%, 08/01/59 (a)	150,000	108,251
5.93%, 05/01/60 (a)	625,000	620,644
7.01%, 05/01/64 (a)	250,000	286,890
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	149,263
2.75%, 03/01/30 (a)	150,000	141,693
2.20%, 03/01/32 (a)	100,000	87,370
5.25%, 09/15/35 (a)	75,000	76,733
5.55%, 09/15/40 (a)	100,000	101,811
Carrier Global Corp.
2.49%, 02/15/27 (a)	56,000	55,000
2.72%, 02/15/30 (a)	400,000	376,784
2.70%, 02/15/31 (a)(d)	150,000	138,991
5.90%, 03/15/34 (a)	200,000	216,092
3.38%, 04/05/40 (a)	300,000	244,998
3.58%, 04/05/50 (a)(d)	225,000	168,991
6.20%, 03/15/54 (a)	87,000	95,550
Caterpillar Financial Services Corp.
4.50%, 01/07/27	100,000	100,852
1.70%, 01/08/27	100,000	97,806
3.60%, 08/12/27	150,000	149,695
1.10%, 09/14/27	150,000	143,326
4.40%, 10/15/27	150,000	151,795
4.60%, 11/15/27	200,000	203,274
4.10%, 08/15/28	220,000	221,632
3.95%, 11/14/28	190,000	190,520
4.85%, 02/27/29	100,000	103,006
4.38%, 08/16/29	200,000	203,374
4.70%, 11/15/29	200,000	205,758
4.80%, 01/08/30	100,000	103,760
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	95,487
2.60%, 04/09/30 (a)	200,000	189,558
1.90%, 03/12/31 (a)	100,000	90,307
5.20%, 05/15/35 (a)	300,000	314,139
5.30%, 09/15/35	100,000	105,847
6.05%, 08/15/36	100,000	112,313
5.20%, 05/27/41	150,000	153,043
3.80%, 08/15/42	250,000	212,725
4.30%, 05/15/44 (a)	100,000	89,281
3.25%, 09/19/49 (a)	100,000	72,816
3.25%, 04/09/50 (a)	150,000	109,352
5.50%, 05/15/55 (a)	100,000	102,803
4.75%, 05/15/64 (a)	100,000	90,253
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	100,000	100,757
4.55%, 04/10/28 (a)	100,000	100,882
5.50%, 01/12/29 (a)	100,000	103,637
5.10%, 04/20/29 (a)	100,000	102,587
4.50%, 10/16/30 (a)	90,000	90,282
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,667
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	200,000	200,488
5.40%, 05/21/34 (a)	200,000	208,780
5.50%, 01/09/35 (a)	200,000	210,010
5.00%, 02/09/36 (a)	200,000	202,112
5.88%, 01/09/55 (a)	100,000	104,435
5.60%, 02/09/56 (a)	50,000	50,235
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	206,712
5.13%, 01/09/30 (a)	200,000	206,356
Deere & Co.
5.38%, 10/16/29	112,000	118,241
3.10%, 04/15/30 (a)	150,000	145,000
7.13%, 03/03/31	75,000	85,376
5.45%, 01/16/35 (a)	200,000	212,768
3.90%, 06/09/42 (a)	200,000	174,502
2.88%, 09/07/49 (a)	100,000	68,404
3.75%, 04/15/50 (a)	150,000	119,799
5.70%, 01/19/55 (a)	100,000	105,775
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	100,000	100,124
Dover Corp.
5.38%, 03/01/41 (a)	100,000	101,248
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	136,476
5.00%, 03/15/36 (a)	130,000	128,723
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	202,492
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	98,861
4.35%, 05/18/28 (a)	100,000	101,202
4.00%, 11/02/32	96,000	94,712
4.15%, 03/15/33 (a)	250,000	247,710
4.15%, 11/02/42	150,000	132,630
3.92%, 09/15/47 (a)	100,000	82,093
4.70%, 08/23/52 (a)	100,000	91,166
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	125,000	132,821
5.40%, 01/09/38 (a)	180,000	178,603
Emerson Electric Co.
1.80%, 10/15/27 (a)	150,000	144,816
2.00%, 12/21/28 (a)	200,000	189,490
1.95%, 10/15/30 (a)	75,000	68,276
2.20%, 12/21/31 (a)	200,000	179,086
5.00%, 03/15/35 (a)	75,000	77,702
5.25%, 11/15/39	50,000	51,875
2.75%, 10/15/50 (a)	100,000	65,431
2.80%, 12/21/51 (a)	200,000	130,398
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	130,000	129,992
5.00%, 10/03/34 (a)	125,000	126,839
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	143,406
Fortive Corp.
4.30%, 06/15/46 (a)	80,000	67,534
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	96,385
4.00%, 03/25/32 (a)	100,000	96,040
5.88%, 06/01/33 (a)	100,000	106,201
4.50%, 03/25/52 (a)	100,000	81,992
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	203,282

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	200,000	197,682
General Dynamics Corp.
3.50%, 04/01/27 (a)	100,000	99,759
3.75%, 05/15/28 (a)	300,000	300,513
3.63%, 04/01/30 (a)	150,000	147,907
2.25%, 06/01/31 (a)	100,000	91,106
4.95%, 08/15/35 (a)	100,000	102,872
4.25%, 04/01/40 (a)	100,000	93,042
2.85%, 06/01/41 (a)	100,000	76,261
3.60%, 11/15/42 (a)	150,000	124,038
4.25%, 04/01/50 (a)	150,000	129,944
General Electric Co.
4.30%, 07/29/30 (a)	180,000	182,111
6.75%, 03/15/32	200,000	228,190
4.90%, 01/29/36 (a)	180,000	184,703
5.88%, 01/14/38	200,000	219,858
6.88%, 01/10/39	100,000	119,357
4.50%, 03/11/44	100,000	91,761
4.35%, 05/01/50 (a)	100,000	87,393
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	103,119
5.35%, 08/01/33 (a)	100,000	104,683
Hexcel Corp.
4.20%, 02/15/27 (a)	200,000	199,216
Honeywell International, Inc.
1.10%, 03/01/27 (a)	200,000	193,378
4.65%, 07/30/27 (a)	200,000	202,548
4.95%, 02/15/28 (a)	100,000	102,351
4.25%, 01/15/29 (a)	200,000	201,892
2.70%, 08/15/29 (a)	150,000	143,511
4.88%, 09/01/29 (a)	100,000	103,158
4.70%, 02/01/30 (a)	200,000	204,854
1.95%, 06/01/30 (a)	200,000	182,728
1.75%, 09/01/31 (a)	250,000	219,205
4.95%, 09/01/31 (a)	100,000	104,120
4.75%, 02/01/32 (a)	200,000	204,998
5.00%, 02/15/33 (a)	225,000	233,413
4.50%, 01/15/34 (a)	200,000	199,534
5.00%, 03/01/35 (a)	200,000	205,342
5.70%, 03/15/36	100,000	107,452
5.70%, 03/15/37	100,000	107,464
5.38%, 03/01/41	75,000	78,149
3.81%, 11/21/47 (a)	100,000	80,178
2.80%, 06/01/50 (a)	150,000	99,411
5.25%, 03/01/54 (a)	300,000	290,838
5.35%, 03/01/64 (a)	100,000	97,647
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,434
6.75%, 01/15/28	100,000	105,684
3.00%, 01/15/29 (a)	100,000	97,072
4.85%, 10/15/31 (a)	100,000	103,141
4.55%, 11/15/32 (a)	90,000	90,891
5.95%, 02/01/37	100,000	109,472
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	99,143
2.30%, 03/15/31 (a)	100,000	91,286
4.80%, 11/15/35 (a)	70,000	70,146
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	98,759
2.04%, 08/16/28 (a)	100,000	94,566
5.35%, 01/15/30 (a)	100,000	103,625
4.20%, 05/01/30 (a)	100,000	99,161
5.75%, 01/15/35 (a)	100,000	106,122
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDEX Corp.
4.95%, 09/01/29 (a)	75,000	76,838
3.00%, 05/01/30 (a)	100,000	94,882
2.63%, 06/15/31 (a)	75,000	68,752
Illinois Tool Works, Inc.
3.90%, 09/01/42 (a)	300,000	257,154
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	150,000	152,464
5.40%, 08/14/28 (a)	75,000	77,628
5.18%, 06/15/29 (a)	150,000	155,499
5.31%, 06/15/31 (a)	75,000	78,795
5.70%, 08/14/33 (a)	200,000	213,706
5.45%, 06/15/34 (a)	150,000	157,083
5.70%, 06/15/54 (a)	100,000	101,930
John Deere Capital Corp.
4.50%, 01/08/27	200,000	201,604
1.70%, 01/11/27	100,000	97,779
4.85%, 03/05/27	100,000	101,330
1.75%, 03/09/27	200,000	194,930
4.90%, 06/11/27	150,000	152,617
4.20%, 07/15/27	200,000	201,368
4.15%, 09/15/27	200,000	201,386
3.05%, 01/06/28	50,000	49,409
4.65%, 01/07/28	100,000	101,755
4.75%, 01/20/28	200,000	204,018
4.90%, 03/03/28	100,000	102,431
1.50%, 03/06/28	150,000	142,566
4.25%, 06/05/28	130,000	131,453
4.95%, 07/14/28	250,000	257,005
4.50%, 01/16/29	150,000	152,631
3.45%, 03/07/29	100,000	98,837
3.35%, 04/18/29	100,000	98,338
4.85%, 06/11/29	150,000	154,624
2.80%, 07/18/29	150,000	144,373
4.85%, 10/11/29	100,000	103,797
2.45%, 01/09/30	100,000	94,599
4.55%, 06/05/30	150,000	152,971
4.70%, 06/10/30	200,000	205,828
4.38%, 10/15/30	110,000	111,529
1.45%, 01/15/31	100,000	88,386
4.90%, 03/07/31	150,000	155,475
2.00%, 06/17/31	100,000	89,796
4.40%, 09/08/31	200,000	202,576
3.90%, 06/07/32	100,000	98,515
4.35%, 09/15/32	150,000	151,270
5.15%, 09/08/33	175,000	184,105
5.10%, 04/11/34	150,000	156,442
5.05%, 06/12/34	150,000	155,959
Johnson Controls International PLC
6.00%, 01/15/36	50,000	54,879
4.63%, 07/02/44 (a)	95,000	85,467
4.50%, 02/15/47 (a)	100,000	87,647
4.95%, 07/02/64 (a)(e)	75,000	65,984
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	125,000	130,445
1.75%, 09/15/30 (a)	150,000	134,246
2.00%, 09/16/31 (a)	100,000	88,302
4.90%, 12/01/32 (a)	100,000	102,433
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	100,745
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	75,000	74,893
5.40%, 01/15/27	225,000	228,406
4.40%, 06/15/28 (a)	300,000	302,319
5.05%, 06/01/29 (a)	150,000	154,503
2.90%, 12/15/29 (a)	50,000	47,642
1.80%, 01/15/31 (a)	100,000	88,625

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/01/31 (a)	150,000	156,637
5.40%, 07/31/33 (a)	275,000	288,879
5.35%, 06/01/34 (a)	150,000	156,268
6.15%, 12/15/40	95,000	104,646
5.05%, 04/27/45 (a)	100,000	96,727
5.60%, 07/31/53 (a)	100,000	100,997
5.50%, 08/15/54 (a)	100,000	99,875
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	98,107
4.40%, 03/15/29 (a)	100,000	98,380
3.50%, 11/15/51 (a)	100,000	65,144
Lennox International, Inc.
1.70%, 08/01/27 (a)	75,000	72,191
5.50%, 09/15/28 (a)	100,000	103,585
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	153,534
4.45%, 05/15/28 (a)	100,000	101,335
4.15%, 08/15/28 (a)	90,000	90,634
4.50%, 02/15/29 (a)	100,000	101,707
1.85%, 06/15/30 (a)	100,000	90,947
4.40%, 08/15/30 (a)	130,000	131,795
4.70%, 12/15/31 (a)	125,000	128,570
3.90%, 06/15/32 (a)	150,000	147,457
5.25%, 01/15/33 (a)	150,000	158,551
4.75%, 02/15/34 (a)	150,000	152,656
4.80%, 08/15/34 (a)	100,000	101,892
3.60%, 03/01/35 (a)	100,000	93,017
5.00%, 08/15/35 (a)	130,000	133,600
4.50%, 05/15/36 (a)	125,000	123,585
6.15%, 09/01/36	100,000	112,245
5.72%, 06/01/40	100,000	108,223
4.07%, 12/15/42	200,000	173,858
3.80%, 03/01/45 (a)	150,000	122,633
4.70%, 05/15/46 (a)	250,000	229,822
2.80%, 06/15/50 (a)	150,000	97,428
4.09%, 09/15/52 (a)	288,000	233,824
4.15%, 06/15/53 (a)	150,000	122,502
5.70%, 11/15/54 (a)	150,000	154,866
5.20%, 02/15/55 (a)	225,000	216,355
4.30%, 06/15/62 (a)	125,000	101,428
5.90%, 11/15/63 (a)	150,000	158,536
5.20%, 02/15/64 (a)	100,000	94,667
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	49,667
3.50%, 12/15/27 (a)	50,000	49,539
2.50%, 03/15/30 (a)	100,000	93,303
2.40%, 07/15/31 (a)	200,000	180,966
5.15%, 12/01/34 (a)	125,000	128,556
4.25%, 12/15/47 (a)	100,000	84,178
3.20%, 07/15/51 (a)	150,000	103,118
5.50%, 12/01/54 (a)	125,000	124,435
Masco Corp.
1.50%, 02/15/28 (a)	100,000	94,373
2.00%, 10/01/30 (a)	100,000	89,794
2.00%, 02/15/31 (a)	125,000	110,941
4.50%, 05/15/47 (a)	100,000	86,667
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	155,291
Nordson Corp.
4.50%, 12/15/29 (a)	150,000	150,921
5.80%, 09/15/33 (a)	100,000	107,047
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	99,175
3.25%, 01/15/28 (a)	375,000	369,604
4.60%, 02/01/29 (a)	150,000	152,796
4.40%, 05/01/30 (a)	150,000	151,747
4.65%, 07/15/30 (a)	75,000	76,554
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 03/15/33 (a)	250,000	253,950
4.90%, 06/01/34 (a)	150,000	153,060
5.25%, 07/15/35 (a)	75,000	78,333
5.15%, 05/01/40 (a)	100,000	100,667
5.05%, 11/15/40	100,000	99,688
4.75%, 06/01/43	150,000	139,998
3.85%, 04/15/45 (a)	75,000	61,243
4.03%, 10/15/47 (a)	400,000	328,036
5.25%, 05/01/50 (a)	200,000	193,282
4.95%, 03/15/53 (a)	150,000	137,936
5.20%, 06/01/54 (a)	200,000	191,286
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	151,018
5.65%, 05/15/33 (a)	100,000	105,008
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	95,672
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	100,000	97,833
5.25%, 08/16/28 (a)	100,000	103,206
2.57%, 02/15/30 (a)	250,000	234,232
5.13%, 11/19/31 (a)	125,000	130,196
5.13%, 09/04/35 (a)	90,000	91,993
3.11%, 02/15/40 (a)	175,000	138,269
3.36%, 02/15/50 (a)	125,000	89,838
Owens Corning
5.50%, 06/15/27 (a)	100,000	102,059
3.95%, 08/15/29 (a)	100,000	99,320
3.50%, 02/15/30 (a)	75,000	72,755
3.88%, 06/01/30 (a)	100,000	98,269
5.70%, 06/15/34 (a)	150,000	158,418
7.00%, 12/01/36	25,000	28,768
4.30%, 07/15/47 (a)	100,000	82,400
4.40%, 01/30/48 (a)	100,000	83,245
5.95%, 06/15/54 (a)	125,000	128,468
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	99,271
4.25%, 09/15/27 (a)	200,000	201,432
3.25%, 06/14/29 (a)	150,000	146,466
4.50%, 09/15/29 (a)	200,000	203,400
4.20%, 11/21/34 (a)	100,000	97,949
6.25%, 05/15/38	50,000	56,409
4.45%, 11/21/44 (a)	100,000	89,485
4.10%, 03/01/47 (a)	100,000	84,387
4.00%, 06/14/49 (a)	200,000	163,846
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	75,617
5.90%, 07/15/32 (a)	50,000	53,223
Precision Castparts Corp.
3.90%, 01/15/43 (a)	100,000	85,125
4.38%, 06/15/45 (a)	100,000	89,387
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	200,000	207,102
6.30%, 02/15/30 (a)	200,000	212,580
6.40%, 04/15/33 (a)	200,000	215,686
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	148,834
3.95%, 05/15/28 (a)	100,000	100,242
4.88%, 04/01/29 (a)	100,000	102,754
5.00%, 11/15/29 (a)	150,000	155,955
2.30%, 03/01/30 (a)	200,000	186,316
1.45%, 02/15/31 (a)	150,000	131,309
1.75%, 02/15/32 (a)	100,000	86,590
2.38%, 03/15/33 (a)	100,000	87,867
5.00%, 12/15/33 (a)	100,000	104,083
5.00%, 04/01/34 (a)	150,000	155,175
5.20%, 11/15/34 (a)	100,000	104,429
5.15%, 03/15/35 (a)	150,000	156,349

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 03/01/40	100,000	111,777
5.70%, 05/15/41 (a)	75,000	78,905
3.05%, 03/01/50 (a)	50,000	34,651
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	98,540
1.75%, 08/15/31 (a)	100,000	88,080
4.20%, 03/01/49 (a)	100,000	84,905
2.80%, 08/15/61 (a)	100,000	59,591
RTX Corp.
3.50%, 03/15/27 (a)	200,000	198,890
3.13%, 05/04/27 (a)	200,000	197,664
7.20%, 08/15/27	75,000	78,938
4.13%, 11/16/28 (a)	550,000	551,925
5.75%, 01/15/29 (a)	100,000	105,034
7.50%, 09/15/29	100,000	111,815
2.25%, 07/01/30 (a)	150,000	138,411
6.00%, 03/15/31 (a)	175,000	189,360
1.90%, 09/01/31 (a)	200,000	176,146
2.38%, 03/15/32 (a)	200,000	178,786
5.15%, 02/27/33 (a)	200,000	208,602
6.10%, 03/15/34 (a)	275,000	303,614
5.40%, 05/01/35	75,000	79,477
6.05%, 06/01/36	100,000	109,990
6.13%, 07/15/38	100,000	110,996
4.45%, 11/16/38 (a)	175,000	166,605
5.70%, 04/15/40	100,000	106,421
4.88%, 10/15/40 (d)	75,000	73,516
4.70%, 12/15/41	100,000	94,382
4.50%, 06/01/42	675,000	616,741
4.80%, 12/15/43 (a)	50,000	46,866
4.15%, 05/15/45 (a)	175,000	148,475
3.75%, 11/01/46 (a)	175,000	137,988
4.35%, 04/15/47 (a)	150,000	129,401
4.05%, 05/04/47 (a)	100,000	82,387
4.63%, 11/16/48 (a)	300,000	266,781
3.13%, 07/01/50 (a)	200,000	137,138
2.82%, 09/01/51 (a)	200,000	127,776
3.03%, 03/15/52 (a)	200,000	133,004
5.38%, 02/27/53 (a)	200,000	196,164
6.40%, 03/15/54 (a)	300,000	336,423
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	84,239
3.10%, 05/01/50 (a)	100,000	69,775
Sonoco Products Co.
4.60%, 09/01/29 (a)	100,000	100,927
3.13%, 05/01/30 (a)	100,000	94,848
2.85%, 02/01/32 (a)	100,000	90,508
5.00%, 09/01/34 (a)	150,000	149,250
5.75%, 11/01/40 (a)	100,000	102,041
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	103,751
4.25%, 11/15/28 (a)	75,000	75,125
2.30%, 03/15/30 (a)	200,000	182,828
3.00%, 05/15/32 (a)	75,000	67,877
5.20%, 09/01/40	100,000	98,798
4.85%, 11/15/48 (a)	75,000	66,313
2.75%, 11/15/50 (a)	100,000	60,182
Textron, Inc.
3.38%, 03/01/28 (a)	100,000	98,371
3.90%, 09/17/29 (a)	75,000	74,045
3.00%, 06/01/30 (a)	100,000	94,955
2.45%, 03/15/31 (a)	150,000	136,374
6.10%, 11/15/33 (a)	75,000	81,507
5.50%, 05/15/35 (a)	75,000	78,305
4.95%, 03/15/36 (a)	100,000	100,118
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Timken Co.
4.50%, 12/15/28 (a)	100,000	100,663
4.13%, 04/01/32 (a)	100,000	96,560
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	99,358
5.25%, 03/03/33 (a)	200,000	209,348
5.10%, 06/13/34 (a)	100,000	103,424
4.50%, 03/21/49 (a)	75,000	65,737
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	100,000	99,625
5.75%, 06/15/43	100,000	105,899
4.30%, 02/21/48 (a)	75,000	64,495
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	98,961
4.50%, 02/09/31 (a)	100,000	101,370
2.50%, 02/04/32 (a)	100,000	90,183
5.00%, 05/09/35 (a)	100,000	101,742
7.13%, 10/01/37	100,000	118,699
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	94,539
5.25%, 10/01/54 (a)	75,000	71,553
Veralto Corp.
5.35%, 09/18/28 (a)	100,000	103,293
5.45%, 09/18/33 (a)	175,000	183,909
Vontier Corp.
2.95%, 04/01/31 (a)	100,000	91,582
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	149,844
3.50%, 06/01/30 (a)	50,000	48,583
5.35%, 12/01/34 (a)	125,000	130,319
4.50%, 06/15/47 (a)	150,000	131,717
4.70%, 03/01/48 (a)	100,000	89,613
5.70%, 12/01/54 (a)	100,000	102,053
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	100,867
3.50%, 05/01/29 (a)	100,000	98,656
2.60%, 02/01/30 (a)	150,000	141,786
3.20%, 06/01/32 (a)	100,000	93,441
4.20%, 01/15/33 (a)	125,000	123,440
5.00%, 03/01/34 (a)	150,000	153,927
3.05%, 04/01/50 (a)	100,000	68,303
2.95%, 01/15/52 (a)	200,000	132,024
Waste Management, Inc.
4.95%, 07/03/27 (a)	150,000	152,551
3.15%, 11/15/27 (a)	200,000	197,486
1.15%, 03/15/28 (a)	100,000	94,182
4.50%, 03/15/28 (a)	150,000	152,125
3.88%, 01/15/29 (a)	100,000	99,833
4.88%, 02/15/29 (a)	150,000	154,215
4.63%, 02/15/30 (a)	150,000	153,235
4.65%, 03/15/30 (a)	125,000	127,938
1.50%, 03/15/31 (a)	150,000	131,291
4.95%, 07/03/31 (a)	125,000	129,938
4.80%, 03/15/32 (a)	125,000	128,578
4.15%, 04/15/32 (a)	200,000	199,296
4.63%, 02/15/33 (a)	100,000	101,904
4.88%, 02/15/34 (a)	250,000	257,970
4.95%, 03/15/35 (a)	250,000	256,340
2.95%, 06/01/41 (a)	75,000	57,662
4.10%, 03/01/45 (a)	112,000	95,911
4.15%, 07/15/49 (a)	100,000	84,062
2.50%, 11/15/50 (a)	100,000	61,224
5.35%, 10/15/54 (a)	200,000	198,736
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	250,000	253,107
4.90%, 05/29/30 (a)	100,000	102,542

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.61%, 03/11/34 (a)	75,000	79,632
5.50%, 05/29/35 (a)	100,000	104,833
WW Grainger, Inc.
4.45%, 09/15/34 (a)	100,000	99,922
4.60%, 06/15/45 (a)	100,000	91,820
4.20%, 05/15/47 (a)	200,000	170,900
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	96,061
2.25%, 01/30/31 (a)	150,000	136,628
4.38%, 11/01/46 (a)	50,000	43,153
		73,420,190
Communications 1.8%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	196,434
2.88%, 05/07/30 (a)	200,000	188,970
4.70%, 07/21/32 (a)	200,000	202,304
5.00%, 01/20/33 (a)	200,000	204,652
6.38%, 03/01/35	200,000	222,258
6.13%, 03/30/40	430,000	464,714
4.38%, 07/16/42	200,000	176,570
4.38%, 04/22/49 (a)	200,000	171,246
American Tower Corp.
2.75%, 01/15/27 (a)	150,000	147,873
3.13%, 01/15/27 (a)	130,000	128,653
3.65%, 03/15/27 (a)	150,000	149,082
3.55%, 07/15/27 (a)	175,000	173,547
3.60%, 01/15/28 (a)	100,000	99,013
1.50%, 01/31/28 (a)	100,000	94,677
5.50%, 03/15/28 (a)	100,000	102,941
5.25%, 07/15/28 (a)	100,000	102,779
5.80%, 11/15/28 (a)	150,000	156,718
5.20%, 02/15/29 (a)	75,000	77,203
3.95%, 03/15/29 (a)	100,000	99,207
3.80%, 08/15/29 (a)	350,000	344,900
2.90%, 01/15/30 (a)	150,000	142,085
5.00%, 01/31/30 (a)	100,000	102,500
4.90%, 03/15/30 (a)	100,000	102,375
2.10%, 06/15/30 (a)	100,000	90,925
1.88%, 10/15/30 (a)	150,000	133,895
2.70%, 04/15/31 (a)	100,000	91,836
2.30%, 09/15/31 (a)	100,000	89,204
4.05%, 03/15/32 (a)	150,000	146,297
5.65%, 03/15/33 (a)	150,000	158,523
5.55%, 07/15/33 (a)	200,000	210,148
5.90%, 11/15/33 (a)	150,000	161,034
5.45%, 02/15/34 (a)	175,000	182,511
5.40%, 01/31/35 (a)	100,000	103,644
5.35%, 03/15/35 (a)	100,000	103,161
3.70%, 10/15/49 (a)	100,000	75,054
3.10%, 06/15/50 (a)	200,000	134,516
2.95%, 01/15/51 (a)	150,000	97,277
AppLovin Corp.
5.13%, 12/01/29 (a)	200,000	204,808
5.38%, 12/01/31 (a)	200,000	208,070
5.50%, 12/01/34 (a)	150,000	155,362
5.95%, 12/01/54 (a)	100,000	100,709
AT&T, Inc.
3.80%, 02/15/27 (a)	150,000	149,595
4.25%, 03/01/27 (a)	300,000	300,702
2.30%, 06/01/27 (a)	300,000	292,497
1.65%, 02/01/28 (a)	400,000	380,444
4.10%, 02/15/28 (a)	327,000	327,209
4.35%, 03/01/29 (a)	575,000	578,507
4.30%, 02/15/30 (a)	547,000	550,222
4.70%, 08/15/30 (a)	250,000	254,915
2.75%, 06/01/31 (a)	550,000	507,199
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 02/01/32 (a)	450,000	397,075
4.55%, 11/01/32 (a)	200,000	200,416
2.55%, 12/01/33 (a)	707,000	606,818
5.40%, 02/15/34 (a)	500,000	522,695
4.50%, 05/15/35 (a)	475,000	461,719
5.38%, 08/15/35 (a)	200,000	207,090
4.90%, 11/01/35 (a)	220,000	219,463
5.25%, 03/01/37 (a)	175,000	179,238
4.90%, 08/15/37 (a)	150,000	147,854
6.30%, 01/15/38	100,000	109,798
6.55%, 02/15/39	75,000	84,014
4.85%, 03/01/39 (a)	200,000	192,838
6.00%, 08/15/40 (a)	50,000	52,835
5.35%, 09/01/40	150,000	149,633
6.38%, 03/01/41	100,000	109,024
3.50%, 06/01/41 (a)	450,000	359,185
5.55%, 08/15/41	75,000	75,917
5.15%, 03/15/42	50,000	48,337
4.30%, 12/15/42 (a)	275,000	237,240
3.10%, 02/01/43 (a)	100,000	74,635
4.65%, 06/01/44 (a)	100,000	88,244
4.80%, 06/15/44 (a)	100,000	90,227
4.35%, 06/15/45 (a)	200,000	168,680
4.85%, 07/15/45 (a)	100,000	90,375
5.55%, 11/01/45 (a)	190,000	186,909
4.75%, 05/15/46 (a)	375,000	333,195
5.15%, 11/15/46 (a)	150,000	140,237
5.65%, 02/15/47 (a)	150,000	154,424
5.45%, 03/01/47 (a)	75,000	72,827
4.50%, 03/09/48 (a)	350,000	295,498
4.55%, 03/09/49 (a)	200,000	169,506
5.15%, 02/15/50 (a)	100,000	91,875
3.65%, 06/01/51 (a)	550,000	395,565
3.30%, 02/01/52 (a)	150,000	100,127
3.50%, 09/15/53 (a)	1,235,000	850,829
5.70%, 11/01/54 (a)	260,000	255,289
3.55%, 09/15/55 (a)	1,373,000	941,713
6.05%, 08/15/56 (a)	250,000	258,265
5.70%, 03/01/57 (a)	75,000	73,684
3.80%, 12/01/57 (a)	1,086,000	771,864
3.65%, 09/15/59 (a)	1,049,000	715,722
3.85%, 06/01/60 (a)	275,000	195,071
3.50%, 02/01/61 (a)	100,000	65,460
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	86,845
5.10%, 05/11/33 (a)	175,000	178,645
5.20%, 02/15/34 (a)	150,000	153,173
4.46%, 04/01/48 (a)	200,000	167,170
4.30%, 07/29/49 (a)	100,000	80,477
3.65%, 03/17/51 (a)	100,000	72,958
3.65%, 08/15/52 (a)	75,000	53,819
5.55%, 02/15/54 (a)	150,000	145,335
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	256,635
9.63%, 12/15/30 (f)	450,000	554,058
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	200,000	196,970
4.20%, 03/15/28 (a)	300,000	298,431
2.25%, 01/15/29 (a)	200,000	186,140
5.05%, 03/30/29 (a)	200,000	202,032
6.10%, 06/01/29 (a)	250,000	260,940
2.80%, 04/01/31 (a)	300,000	269,655
2.30%, 02/01/32 (a)	200,000	171,974
4.40%, 04/01/33 (a)	150,000	141,426
6.65%, 02/01/34 (a)	150,000	158,746
6.55%, 06/01/34 (a)	300,000	316,815
6.38%, 10/23/35 (a)	330,000	341,520

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 12/01/35 (a)	200,000	200,488
5.38%, 04/01/38 (a)	150,000	139,287
3.50%, 06/01/41 (a)	300,000	213,882
3.50%, 03/01/42 (a)	250,000	175,525
6.48%, 10/23/45 (a)	700,000	672,686
5.38%, 05/01/47 (a)	450,000	378,207
5.75%, 04/01/48 (a)	450,000	394,947
5.13%, 07/01/49 (a)	200,000	160,738
4.80%, 03/01/50 (a)	500,000	384,455
3.70%, 04/01/51 (a)	375,000	241,800
3.90%, 06/01/52 (a)	400,000	262,796
5.25%, 04/01/53 (a)	250,000	202,670
6.83%, 10/23/55 (a)	100,000	98,347
6.70%, 12/01/55 (a)	150,000	146,099
3.85%, 04/01/61 (a)	335,000	205,449
4.40%, 12/01/61 (a)	250,000	167,240
3.95%, 06/30/62 (a)	250,000	153,853
5.50%, 04/01/63 (a)	200,000	161,010
Comcast Corp.
2.35%, 01/15/27 (a)	200,000	196,546
3.30%, 02/01/27 (a)	250,000	248,067
3.30%, 04/01/27 (a)	100,000	99,155
5.35%, 11/15/27 (a)	100,000	102,717
3.15%, 02/15/28 (a)	250,000	245,647
3.55%, 05/01/28 (a)	150,000	148,733
4.15%, 10/15/28 (a)	500,000	502,740
4.55%, 01/15/29 (a)	150,000	152,180
5.10%, 06/01/29 (a)	100,000	103,339
2.65%, 02/01/30 (a)	300,000	282,909
3.40%, 04/01/30 (a)	250,000	242,502
4.25%, 10/15/30 (a)	300,000	300,681
1.95%, 01/15/31 (a)	300,000	267,426
1.50%, 02/15/31 (a)	350,000	304,465
4.95%, 05/15/32 (a)	100,000	102,602
5.50%, 11/15/32 (a)	200,000	212,042
4.25%, 01/15/33	325,000	318,740
4.65%, 02/15/33 (a)	200,000	200,978
7.05%, 03/15/33	150,000	172,401
4.80%, 05/15/33 (a)	200,000	202,528
5.30%, 06/01/34 (a)	250,000	258,452
4.20%, 08/15/34 (a)	200,000	192,064
5.30%, 05/15/35 (a)	150,000	154,574
5.65%, 06/15/35	100,000	105,496
4.40%, 08/15/35 (a)	100,000	96,265
6.50%, 11/15/35	145,000	162,551
3.20%, 07/15/36 (a)	175,000	149,916
5.17%, 01/15/37 (a)(d)	311,000	310,994
6.45%, 03/15/37	100,000	111,379
6.95%, 08/15/37	100,000	115,766
3.90%, 03/01/38 (a)	250,000	219,817
4.60%, 10/15/38 (a)	200,000	188,720
6.55%, 07/01/39	50,000	56,517
3.25%, 11/01/39 (a)	200,000	159,138
3.75%, 04/01/40 (a)	275,000	230,362
4.65%, 07/15/42	100,000	88,680
4.75%, 03/01/44	50,000	44,371
4.60%, 08/15/45 (a)	100,000	86,249
3.40%, 07/15/46 (a)	275,000	195,825
4.00%, 08/15/47 (a)	150,000	115,985
3.97%, 11/01/47 (a)	375,000	288,390
4.00%, 03/01/48 (a)	200,000	154,234
4.70%, 10/15/48 (a)	375,000	319,912
4.00%, 11/01/49 (a)	350,000	265,247
3.45%, 02/01/50 (a)	300,000	206,529
2.80%, 01/15/51 (a)	300,000	179,430
2.89%, 11/01/51 (a)	919,000	556,721
2.45%, 08/15/52 (a)	300,000	163,152
4.05%, 11/01/52 (a)	202,000	151,351
5.35%, 05/15/53 (a)	275,000	253,577
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 06/01/54 (a)	200,000	192,392
6.05%, 05/15/55 (a)	200,000	202,834
2.94%, 11/01/56 (a)	1,076,000	626,221
4.95%, 10/15/58 (a)	175,000	149,345
2.65%, 08/15/62 (a)	200,000	103,190
2.99%, 11/01/63 (a)	714,000	398,726
5.50%, 05/15/64 (a)	250,000	230,922
Crown Castle, Inc.
4.00%, 03/01/27 (a)	100,000	99,690
2.90%, 03/15/27 (a)	200,000	196,630
3.65%, 09/01/27 (a)	200,000	198,200
5.00%, 01/11/28 (a)	200,000	203,080
3.80%, 02/15/28 (a)	150,000	148,518
4.80%, 09/01/28 (a)	100,000	101,376
4.30%, 02/15/29 (a)	100,000	99,851
4.90%, 09/01/29 (a)	100,000	101,644
3.10%, 11/15/29 (a)	100,000	95,436
3.30%, 07/01/30 (a)	150,000	142,575
2.25%, 01/15/31 (a)	200,000	179,190
2.10%, 04/01/31 (a)	200,000	176,306
2.50%, 07/15/31 (a)	150,000	134,394
5.10%, 05/01/33 (a)	150,000	152,115
5.80%, 03/01/34 (a)	200,000	210,666
5.20%, 09/01/34 (a)	100,000	101,469
2.90%, 04/01/41 (a)	250,000	183,682
4.75%, 05/15/47 (a)	100,000	87,618
5.20%, 02/15/49 (a)	50,000	45,816
4.00%, 11/15/49 (a)	75,000	57,276
4.15%, 07/01/50 (a)	50,000	39,371
3.25%, 01/15/51 (a)	200,000	134,296
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	600,000	705,522
9.25%, 06/01/32	150,000	188,016
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	96,946
2.95%, 02/15/51 (a)	125,000	118,321
Fox Corp.
4.71%, 01/25/29 (a)	400,000	406,092
3.50%, 04/08/30 (a)	100,000	97,429
6.50%, 10/13/33 (a)	200,000	221,892
5.48%, 01/25/39 (a)	200,000	202,878
5.58%, 01/25/49 (a)	300,000	293,025
Grupo Televisa SAB
6.63%, 01/15/40	200,000	185,098
5.00%, 05/13/45 (a)	200,000	141,446
6.13%, 01/31/46 (a)	200,000	160,826
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	100,138
4.75%, 03/30/30 (a)	100,000	101,096
2.40%, 03/01/31 (a)	100,000	90,328
5.38%, 06/15/33 (a)	50,000	50,979
3.38%, 03/01/41 (a)	100,000	76,266
5.40%, 10/01/48 (a)	100,000	94,126
Koninklijke KPN NV
8.38%, 10/01/30	100,000	117,429
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	448,695
4.60%, 05/15/28 (a)	250,000	254,997
4.30%, 08/15/29 (a)	200,000	203,088
4.80%, 05/15/30 (a)	200,000	206,690
4.20%, 11/15/30 (a)	730,000	735,227
4.55%, 08/15/31 (a)	200,000	204,498
3.85%, 08/15/32 (a)	600,000	585,828
4.60%, 11/15/32 (a)	740,000	751,396
4.95%, 05/15/33 (a)	300,000	310,749
4.75%, 08/15/34 (a)	450,000	457,969
4.88%, 11/15/35 (a)	1,190,000	1,203,590

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 11/15/45 (a)	820,000	820,074
4.45%, 08/15/52 (a)	500,000	421,510
5.60%, 05/15/53 (a)	450,000	448,884
5.40%, 08/15/54 (a)	600,000	582,036
5.63%, 11/15/55 (a)	1,180,000	1,177,310
4.65%, 08/15/62 (a)	250,000	209,995
5.75%, 05/15/63 (a)	300,000	299,913
5.55%, 08/15/64 (a)	500,000	484,005
5.75%, 11/15/65 (a)	810,000	805,885
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	82,720
5.95%, 04/01/41	100,000	104,155
4.45%, 01/15/43	130,000	112,011
Netflix, Inc.
4.88%, 04/15/28	275,000	281,146
5.88%, 11/15/28	325,000	342,842
6.38%, 05/15/29	225,000	242,073
4.90%, 08/15/34 (a)	150,000	155,599
5.40%, 08/15/54 (a)	150,000	149,166
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	92,620
4.20%, 06/01/30 (a)	100,000	99,389
2.60%, 08/01/31 (a)	150,000	136,461
5.30%, 11/01/34 (a)	100,000	102,914
Orange SA
9.00%, 03/01/31	475,000	575,253
5.38%, 01/13/42	150,000	149,033
5.50%, 02/06/44 (a)	150,000	149,622
Paramount Global
2.90%, 01/15/27 (a)	150,000	147,438
3.38%, 02/15/28 (a)	150,000	146,624
3.70%, 06/01/28 (a)	100,000	98,272
4.20%, 06/01/29 (a)	100,000	98,259
7.88%, 07/30/30	125,000	138,574
4.95%, 01/15/31 (a)	150,000	148,181
4.20%, 05/19/32 (a)	150,000	139,784
5.50%, 05/15/33	100,000	98,621
6.88%, 04/30/36	150,000	157,468
5.90%, 10/15/40 (a)	50,000	46,011
4.85%, 07/01/42 (a)	75,000	60,143
4.38%, 03/15/43	250,000	189,130
5.85%, 09/01/43 (a)	250,000	224,995
5.25%, 04/01/44 (a)	100,000	81,358
4.90%, 08/15/44 (a)	95,000	74,319
4.60%, 01/15/45 (a)	130,000	99,158
4.95%, 05/19/50 (a)	200,000	155,844
Rogers Communications, Inc.
3.20%, 03/15/27 (a)	250,000	246,822
5.00%, 02/15/29 (a)	200,000	204,030
3.80%, 03/15/32 (a)	400,000	378,520
5.30%, 02/15/34 (a)	200,000	202,978
7.50%, 08/15/38	50,000	58,494
4.50%, 03/15/42 (a)	150,000	130,364
5.45%, 10/01/43 (a)	150,000	143,643
5.00%, 03/15/44 (a)	150,000	136,547
4.30%, 02/15/48 (a)	100,000	81,455
4.35%, 05/01/49 (a)	100,000	80,974
3.70%, 11/15/49 (a)	100,000	73,309
4.55%, 03/15/52 (a)	350,000	284,623
Sprint Capital Corp.
6.88%, 11/15/28	450,000	484,929
8.75%, 03/15/32	375,000	456,649
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	100,000	99,506
4.95%, 03/28/28 (a)	150,000	152,823
5.40%, 06/12/29 (a)	75,000	77,810
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/14/32 (a)	50,000	48,644
5.60%, 06/12/34 (a)	75,000	78,761
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,022
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	299,670
7.05%, 06/20/36	365,000	412,351
4.67%, 03/06/38	150,000	138,314
5.21%, 03/08/47	450,000	402,192
4.90%, 03/06/48	150,000	127,878
5.52%, 03/01/49 (a)	300,000	277,635
Telefonica Europe BV
8.25%, 09/15/30	100,000	115,227
TELUS Corp.
3.70%, 09/15/27 (a)	150,000	148,941
3.40%, 05/13/32 (a)	150,000	138,747
4.60%, 11/16/48 (a)	100,000	86,491
4.30%, 06/15/49 (a)	75,000	60,803
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	232,158
Time Warner Cable LLC
6.55%, 05/01/37	275,000	281,259
7.30%, 07/01/38	300,000	319,710
6.75%, 06/15/39	250,000	254,300
5.88%, 11/15/40 (a)	224,000	208,163
5.50%, 09/01/41 (a)	250,000	221,720
4.50%, 09/15/42 (a)	200,000	156,118
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	725,000	721,810
4.75%, 02/01/28 (a)	300,000	300,333
2.05%, 02/15/28 (a)	300,000	287,502
4.95%, 03/15/28 (a)	150,000	152,891
4.80%, 07/15/28 (a)	150,000	152,733
4.85%, 01/15/29 (a)	200,000	204,638
2.63%, 02/15/29 (a)	150,000	143,178
2.40%, 03/15/29 (a)	100,000	94,748
3.38%, 04/15/29 (a)	400,000	390,204
4.20%, 10/01/29 (a)	150,000	150,521
3.88%, 04/15/30 (a)	1,250,000	1,232,062
2.55%, 02/15/31 (a)	500,000	458,175
2.88%, 02/15/31 (a)	200,000	186,252
3.50%, 04/15/31 (a)	500,000	479,670
2.25%, 11/15/31 (a)	200,000	177,764
2.70%, 03/15/32 (a)	200,000	180,476
5.13%, 05/15/32 (a)	200,000	207,238
4.63%, 01/15/33 (a)	150,000	150,180
5.20%, 01/15/33 (a)	200,000	207,558
5.05%, 07/15/33 (a)	450,000	462,091
6.70%, 12/15/33	100,000	112,879
5.75%, 01/15/34 (a)	175,000	186,746
5.15%, 04/15/34 (a)	250,000	257,547
4.70%, 01/15/35 (a)	200,000	198,352
5.30%, 05/15/35 (a)	200,000	206,832
4.95%, 11/15/35 (a)	175,000	175,943
4.38%, 04/15/40 (a)	350,000	318,874
3.00%, 02/15/41 (a)	450,000	339,664
4.50%, 04/15/50 (a)	550,000	463,677
3.30%, 02/15/51 (a)	550,000	375,820
3.40%, 10/15/52 (a)	500,000	343,785
5.65%, 01/15/53 (a)	300,000	296,958
5.75%, 01/15/54 (a)	200,000	200,198
6.00%, 06/15/54 (a)	175,000	181,636
5.50%, 01/15/55 (a)	150,000	145,064
5.25%, 06/15/55 (a)	175,000	163,166
5.88%, 11/15/55 (a)	200,000	203,970
5.70%, 01/15/56 (a)	175,000	174,365

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 11/15/60 (a)	300,000	204,585
5.80%, 09/15/62 (a)	150,000	151,371
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	200,000	197,770
7.00%, 03/01/32	100,000	114,753
4.38%, 08/16/41	100,000	91,060
4.13%, 12/01/41	150,000	132,836
3.70%, 12/01/42	75,000	62,018
4.13%, 06/01/44	175,000	149,984
3.00%, 07/30/46	100,000	70,624
Verizon Communications, Inc.
4.13%, 03/16/27	300,000	300,711
2.10%, 03/22/28 (a)	400,000	383,740
4.33%, 09/21/28	400,000	403,384
3.88%, 02/08/29 (a)	200,000	199,100
4.02%, 12/03/29 (a)	500,000	496,655
3.15%, 03/22/30 (a)	250,000	239,967
1.50%, 09/18/30 (a)	250,000	220,355
1.68%, 10/30/30 (a)	192,000	170,283
7.75%, 12/01/30	100,000	115,227
1.75%, 01/20/31 (a)	400,000	353,100
2.55%, 03/21/31 (a)	700,000	640,885
2.36%, 03/15/32 (a)	838,000	740,767
4.75%, 01/15/33 (a)	360,000	362,315
5.05%, 05/09/33 (a)	175,000	180,530
4.50%, 08/10/33	400,000	396,668
6.40%, 09/15/33	100,000	111,008
4.40%, 11/01/34 (a)	330,000	320,704
4.78%, 02/15/35 (a)	430,000	426,968
5.25%, 04/02/35 (a)	400,000	410,256
5.85%, 09/15/35	75,000	80,647
4.27%, 01/15/36	205,000	193,709
5.00%, 01/15/36 (a)	410,000	410,422
5.25%, 03/16/37	200,000	203,522
5.40%, 07/02/37 (a)(d)	414,000	423,551
4.81%, 03/15/39	200,000	192,482
2.65%, 11/20/40 (a)	575,000	418,146
3.40%, 03/22/41 (a)	725,000	573,823
2.85%, 09/03/41 (a)	250,000	182,635
4.75%, 11/01/41	75,000	69,133
3.85%, 11/01/42 (a)	100,000	81,183
6.55%, 09/15/43	175,000	194,831
5.75%, 11/30/45 (a)	270,000	272,664
4.13%, 08/15/46	200,000	163,382
4.86%, 08/21/46	400,000	361,948
5.50%, 03/16/47	100,000	98,220
4.52%, 09/15/48	250,000	213,912
5.01%, 04/15/49	100,000	91,630
4.00%, 03/22/50 (a)	200,000	155,740
2.88%, 11/20/50 (a)	500,000	316,890
3.55%, 03/22/51 (a)	775,000	563,712
3.88%, 03/01/52 (a)	150,000	113,966
5.50%, 02/23/54 (a)	200,000	195,656
5.01%, 08/21/54	175,000	157,818
4.67%, 03/15/55	120,000	102,268
5.88%, 11/30/55 (a)	590,000	595,575
2.99%, 10/30/56 (a)	650,000	397,163
3.00%, 11/20/60 (a)	350,000	209,380
3.70%, 03/22/61 (a)	625,000	435,075
6.00%, 11/30/65 (a)	370,000	374,288
Vodafone Group PLC
7.88%, 02/15/30	150,000	171,798
6.25%, 11/30/32	100,000	109,168
6.15%, 02/27/37	150,000	164,520
5.00%, 05/30/38	100,000	99,190
5.25%, 05/30/48	275,000	258,943
4.88%, 06/19/49	250,000	221,045
4.25%, 09/17/50	100,000	79,501
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 02/10/53 (a)	150,000	145,823
5.75%, 06/28/54 (a)	450,000	444,091
5.75%, 02/10/63 (a)	100,000	96,391
5.88%, 06/28/64 (a)	225,000	222,586
Walt Disney Co.
3.70%, 03/23/27	100,000	99,893
2.20%, 01/13/28	200,000	193,786
2.00%, 09/01/29 (a)	350,000	327,050
3.80%, 03/22/30	200,000	198,784
2.65%, 01/13/31	450,000	421,879
6.55%, 03/15/33	100,000	114,129
6.20%, 12/15/34	150,000	170,031
6.40%, 12/15/35	130,000	148,220
6.15%, 03/01/37	50,000	55,726
6.65%, 11/15/37	200,000	231,644
4.63%, 03/23/40 (a)	100,000	96,922
3.50%, 05/13/40 (a)	350,000	296,373
6.15%, 02/15/41	100,000	110,536
5.40%, 10/01/43	50,000	50,854
4.75%, 09/15/44 (a)	150,000	139,041
4.95%, 10/15/45 (a)	100,000	95,259
7.75%, 12/01/45	75,000	97,031
4.75%, 11/15/46 (a)	100,000	92,545
2.75%, 09/01/49 (a)	350,000	227,419
4.70%, 03/23/50 (a)	300,000	274,116
3.60%, 01/13/51 (a)	550,000	417,587
3.80%, 05/13/60 (a)	250,000	187,387
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	190,580
		102,714,807
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	300,000	297,204
4.88%, 05/26/30 (a)	250,000	258,827
2.13%, 02/09/31 (a)	200,000	182,454
4.50%, 11/28/34 (a)	200,000	199,322
5.25%, 05/26/35 (a)	250,000	261,500
4.00%, 12/06/37 (a)	200,000	185,794
2.70%, 02/09/41 (a)	200,000	148,976
4.20%, 12/06/47 (a)	200,000	171,284
3.15%, 02/09/51 (a)	300,000	210,177
5.63%, 11/26/54 (a)	200,000	207,960
4.40%, 12/06/57 (a)	200,000	171,406
3.25%, 02/09/61 (a)	200,000	133,958
Amazon.com, Inc.
3.30%, 04/13/27 (a)	350,000	348,148
1.20%, 06/03/27 (a)	200,000	192,824
3.15%, 08/22/27 (a)	675,000	669,384
4.55%, 12/01/27 (a)	350,000	355,547
1.65%, 05/12/28 (a)	400,000	381,008
3.90%, 11/20/28 (a)	460,000	461,870
3.45%, 04/13/29 (a)	250,000	247,312
4.65%, 12/01/29 (a)	300,000	308,382
1.50%, 06/03/30 (a)	350,000	315,997
4.10%, 11/20/30 (a)	460,000	462,606
2.10%, 05/12/31 (a)	525,000	475,340
3.60%, 04/13/32 (a)	450,000	438,106
4.70%, 12/01/32 (a)	400,000	412,572
4.35%, 03/20/33 (a)	270,000	272,033
4.80%, 12/05/34 (a)	225,000	233,584
4.65%, 11/20/35 (a)	640,000	647,053
3.88%, 08/22/37 (a)	500,000	465,025
2.88%, 05/12/41 (a)	425,000	328,478
4.95%, 12/05/44 (a)	180,000	177,079
4.05%, 08/22/47 (a)	650,000	547,852
2.50%, 06/03/50 (a)	475,000	292,757

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 05/12/51 (a)	650,000	449,234
3.95%, 04/13/52 (a)	450,000	362,196
5.45%, 11/20/55 (a)	550,000	556,193
4.25%, 08/22/57 (a)	400,000	331,556
2.70%, 06/03/60 (a)	375,000	218,771
3.25%, 05/12/61 (a)	275,000	182,333
4.10%, 04/13/62 (a)	225,000	178,414
5.55%, 11/20/65 (a)	360,000	361,868
American Honda Finance Corp.
2.35%, 01/08/27	50,000	49,095
4.90%, 03/12/27	150,000	151,605
4.55%, 07/09/27	160,000	161,470
4.90%, 07/09/27	150,000	152,106
4.45%, 10/22/27	150,000	151,316
4.70%, 01/12/28	100,000	101,375
3.50%, 02/15/28	100,000	99,013
4.55%, 03/03/28	125,000	126,474
2.00%, 03/24/28	250,000	238,942
5.13%, 07/07/28	200,000	205,286
4.25%, 09/01/28	120,000	120,611
5.65%, 11/15/28	150,000	156,684
4.90%, 03/13/29	150,000	153,724
4.40%, 09/05/29	150,000	151,587
4.60%, 04/17/30	200,000	202,834
4.50%, 09/04/30	120,000	120,725
5.85%, 10/04/30	100,000	106,574
5.05%, 07/10/31	150,000	154,542
4.85%, 10/23/31	125,000	127,779
5.15%, 07/09/32	140,000	144,383
4.90%, 01/10/34	150,000	151,509
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32 (a)	200,000	186,496
5.15%, 09/13/34 (a)	200,000	202,800
4.40%, 10/01/46 (a)	50,000	41,003
5.40%, 03/15/49 (a)	100,000	92,875
3.10%, 12/01/51 (a)	250,000	163,200
4.15%, 05/01/52 (a)	200,000	156,338
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	74,399
1.95%, 08/01/28 (a)	75,000	70,609
4.45%, 01/15/29 (a)	110,000	110,321
4.75%, 06/01/30 (a)	100,000	101,115
2.40%, 08/01/31 (a)	100,000	88,298
3.85%, 03/01/32 (a)	150,000	141,272
5.89%, 03/15/35 (a)	100,000	104,250
AutoZone, Inc.
3.75%, 06/01/27 (a)	50,000	49,800
4.50%, 02/01/28 (a)	100,000	101,165
6.25%, 11/01/28 (a)	75,000	79,535
3.75%, 04/18/29 (a)	150,000	148,118
5.10%, 07/15/29 (a)	100,000	103,169
4.00%, 04/15/30 (a)	150,000	148,841
1.65%, 01/15/31 (a)	150,000	131,588
4.75%, 08/01/32 (a)	150,000	151,937
4.75%, 02/01/33 (a)	100,000	100,701
5.20%, 08/01/33 (a)	75,000	77,309
6.55%, 11/01/33 (a)	100,000	111,931
5.40%, 07/15/34 (a)	125,000	130,355
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	101,099
1.95%, 10/01/30 (a)	150,000	134,558
Block Financial LLC
3.88%, 08/15/30 (a)	150,000	145,323
5.38%, 09/15/32 (a)	100,000	101,427
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	100,000	99,215
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	195,868
4.95%, 08/15/29 (a)	75,000	76,803
5.40%, 08/15/34 (a)	100,000	103,664
4.38%, 03/15/45 (a)	100,000	85,227
California Endowment
2.50%, 04/01/51 (a)	50,000	30,465
CBRE Services, Inc.
5.50%, 04/01/29 (a)	100,000	103,835
4.80%, 06/15/30 (a)	100,000	101,904
2.50%, 04/01/31 (a)	100,000	91,103
4.90%, 01/15/33 (a)	140,000	141,865
5.95%, 08/15/34 (a)	150,000	161,578
5.50%, 06/15/35 (a)	100,000	103,857
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	96,723
3.70%, 01/15/31 (a)	100,000	94,635
5.85%, 08/01/34 (a)	100,000	102,807
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	297,753
1.38%, 06/20/27 (a)	250,000	241,705
1.60%, 04/20/30 (a)	200,000	181,710
1.75%, 04/20/32 (a)	200,000	174,140
Cummins, Inc.
4.25%, 05/09/28 (a)	100,000	100,891
4.90%, 02/20/29 (a)	100,000	103,066
1.50%, 09/01/30 (a)	150,000	134,189
4.70%, 02/15/31 (a)	100,000	102,524
5.15%, 02/20/34 (a)	150,000	156,237
5.30%, 05/09/35 (a)	200,000	208,924
4.88%, 10/01/43 (a)	50,000	49,119
2.60%, 09/01/50 (a)	150,000	93,116
5.45%, 02/20/54 (a)	150,000	150,153
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	99,665
4.35%, 10/15/27 (a)	75,000	75,385
6.30%, 10/10/33 (a)	100,000	108,882
4.55%, 02/15/48 (a)	50,000	41,935
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(d)	70,000	68,791
3.15%, 01/15/32 (a)	100,000	92,180
4.10%, 01/15/52 (a)	150,000	111,339
Dollar General Corp.
4.63%, 11/01/27 (a)	100,000	100,860
4.13%, 05/01/28 (a)	100,000	100,019
5.20%, 07/05/28 (a)	100,000	102,512
3.50%, 04/03/30 (a)	200,000	193,480
5.00%, 11/01/32 (a)	150,000	152,123
5.45%, 07/05/33 (a)	200,000	207,828
4.13%, 04/03/50 (a)	100,000	79,616
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	249,895
2.65%, 12/01/31 (a)	100,000	89,960
3.38%, 12/01/51 (a)	100,000	68,474
DR Horton, Inc.
1.40%, 10/15/27 (a)	75,000	71,683
4.85%, 10/15/30 (a)	100,000	102,566
5.00%, 10/15/34 (a)	125,000	127,516
5.50%, 10/15/35 (a)	125,000	130,901
eBay, Inc.
3.60%, 06/05/27 (a)	150,000	149,049
4.25%, 03/06/29 (a)	110,000	110,512
2.70%, 03/11/30 (a)	200,000	188,146
2.60%, 05/10/31 (a)	150,000	137,495
6.30%, 11/22/32 (a)	150,000	164,992
5.13%, 11/06/35 (a)	70,000	70,367

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 07/15/42 (a)	150,000	125,373
3.65%, 05/10/51 (a)	100,000	74,612
Expedia Group, Inc.
4.63%, 08/01/27 (a)	100,000	100,702
3.80%, 02/15/28 (a)	200,000	198,804
3.25%, 02/15/30 (a)	200,000	192,224
2.95%, 03/15/31 (a)	150,000	139,688
5.40%, 02/15/35 (a)	175,000	180,826
Ford Foundation
2.42%, 06/01/50 (a)	125,000	77,563
Ford Motor Co.
4.35%, 12/08/26 (a)	245,000	244,378
6.63%, 10/01/28	75,000	79,550
9.63%, 04/22/30 (a)	100,000	116,221
7.45%, 07/16/31	175,000	193,868
3.25%, 02/12/32 (a)	500,000	439,845
6.10%, 08/19/32 (a)	300,000	309,306
4.75%, 01/15/43	400,000	322,240
7.40%, 11/01/46	50,000	54,152
5.29%, 12/08/46 (a)	200,000	169,056
Ford Motor Credit Co. LLC
4.27%, 01/09/27 (a)	200,000	199,060
5.80%, 03/05/27 (a)	200,000	202,496
5.85%, 05/17/27 (a)	250,000	253,577
4.95%, 05/28/27 (a)	245,000	245,625
4.13%, 08/17/27 (a)	200,000	198,014
3.82%, 11/02/27 (a)	200,000	196,536
7.35%, 11/04/27 (a)	250,000	261,115
2.90%, 02/16/28 (a)	200,000	191,882
5.92%, 03/20/28 (a)	200,000	204,560
6.80%, 05/12/28 (a)	250,000	260,642
6.80%, 11/07/28 (a)	225,000	235,660
2.90%, 02/10/29 (a)	200,000	187,170
5.80%, 03/08/29 (a)	300,000	306,030
5.11%, 05/03/29 (a)	225,000	224,746
5.30%, 09/06/29 (a)	200,000	200,998
5.88%, 11/07/29 (a)	200,000	204,828
7.35%, 03/06/30 (a)	200,000	214,820
7.20%, 06/10/30 (a)	200,000	214,804
5.73%, 09/05/30 (a)	200,000	203,584
4.00%, 11/13/30 (a)	225,000	212,141
6.05%, 03/05/31 (a)	200,000	205,504
3.63%, 06/17/31 (a)	200,000	182,894
6.05%, 11/05/31 (a)	200,000	204,920
6.53%, 03/19/32 (a)	200,000	209,550
7.12%, 11/07/33 (a)	225,000	242,575
6.13%, 03/08/34 (a)	400,000	406,908
6.50%, 02/07/35 (a)	200,000	208,226
5.87%, 10/31/35 (a)	200,000	198,942
General Motors Co.
4.20%, 10/01/27 (a)	150,000	150,167
6.80%, 10/01/27 (a)	200,000	208,240
5.35%, 04/15/28 (a)	100,000	102,570
5.00%, 10/01/28 (a)	150,000	152,896
5.40%, 10/15/29 (a)	200,000	207,482
5.63%, 04/15/30 (a)	100,000	104,459
5.60%, 10/15/32 (a)	200,000	209,954
5.00%, 04/01/35	175,000	173,218
6.25%, 04/15/35 (a)	100,000	107,186
6.60%, 04/01/36 (a)	200,000	218,896
5.15%, 04/01/38 (a)	175,000	169,993
6.25%, 10/02/43	250,000	256,860
5.20%, 04/01/45	250,000	227,425
6.75%, 04/01/46 (a)	125,000	135,656
5.40%, 04/01/48 (a)	150,000	138,024
5.95%, 04/01/49 (a)	200,000	196,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Financial Co., Inc.
4.35%, 01/17/27 (a)	200,000	200,344
2.35%, 02/26/27 (a)	150,000	146,702
5.00%, 04/09/27 (a)	150,000	151,568
5.40%, 05/08/27	250,000	254,190
5.35%, 07/15/27	175,000	178,166
2.70%, 08/20/27 (a)	200,000	195,138
3.85%, 01/05/28 (a)	150,000	148,916
6.00%, 01/09/28 (a)	200,000	207,222
5.05%, 04/04/28	250,000	254,600
2.40%, 04/10/28 (a)	175,000	168,024
5.80%, 06/23/28 (a)	300,000	311,031
2.40%, 10/15/28 (a)	250,000	238,350
5.80%, 01/07/29 (a)	250,000	260,765
5.65%, 01/17/29 (a)	100,000	103,750
4.30%, 04/06/29 (a)	250,000	249,670
5.55%, 07/15/29 (a)	200,000	207,470
4.90%, 10/06/29 (a)	200,000	203,450
5.35%, 01/07/30 (a)	200,000	206,596
5.85%, 04/06/30 (a)	200,000	210,700
3.60%, 06/21/30 (a)	200,000	192,646
5.45%, 07/15/30 (a)	150,000	156,138
2.35%, 01/08/31 (a)	200,000	179,792
5.75%, 02/08/31 (a)	200,000	210,738
2.70%, 06/10/31 (a)	200,000	181,188
5.60%, 06/18/31 (a)	150,000	156,658
3.10%, 01/12/32 (a)	250,000	227,947
5.63%, 04/04/32 (a)	150,000	156,598
6.40%, 01/09/33 (a)	200,000	216,640
6.10%, 01/07/34 (a)	250,000	266,245
5.95%, 04/04/34 (a)	200,000	210,708
5.45%, 09/06/34 (a)	150,000	152,976
5.90%, 01/07/35 (a)	200,000	209,412
6.15%, 07/15/35 (a)	150,000	159,339
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,416
4.95%, 08/15/29 (a)	150,000	152,365
1.88%, 11/01/30 (a)	125,000	109,816
2.75%, 02/01/32 (a)	75,000	66,575
6.88%, 11/01/33 (a)	25,000	27,933
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	100,000	102,789
5.30%, 01/15/29 (a)	100,000	102,018
4.00%, 01/15/30 (a)	100,000	97,042
4.00%, 01/15/31 (a)	200,000	191,880
3.25%, 01/15/32 (a)	100,000	90,489
5.25%, 02/15/33 (a)	100,000	100,471
6.75%, 12/01/33 (a)	75,000	81,371
5.63%, 09/15/34 (a)	150,000	152,130
5.75%, 11/01/37 (a)	150,000	150,044
6.25%, 09/15/54 (a)	75,000	74,811
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	75,000	61,829
Home Depot, Inc.
2.50%, 04/15/27 (a)	200,000	196,636
2.88%, 04/15/27 (a)	150,000	148,244
4.88%, 06/25/27 (a)	150,000	152,545
2.80%, 09/14/27 (a)	150,000	147,561
0.90%, 03/15/28 (a)	75,000	70,561
1.50%, 09/15/28 (a)	150,000	141,080
3.75%, 09/15/28 (a)	90,000	90,009
3.90%, 12/06/28 (a)	100,000	100,327
4.90%, 04/15/29 (a)	150,000	154,470
2.95%, 06/15/29 (a)	350,000	339,181
4.75%, 06/25/29 (a)	200,000	205,282
2.70%, 04/15/30 (a)	275,000	260,722
3.95%, 09/15/30 (a)	90,000	89,776
1.38%, 03/15/31 (a)	250,000	217,457

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 06/25/31 (a)	225,000	233,332
1.88%, 09/15/31 (a)	250,000	220,702
3.25%, 04/15/32 (a)	250,000	235,820
4.50%, 09/15/32 (a)	200,000	203,624
4.95%, 06/25/34 (a)	300,000	308,832
4.65%, 09/15/35 (a)	180,000	180,032
5.88%, 12/16/36	530,000	579,481
3.30%, 04/15/40 (a)	200,000	165,568
5.40%, 09/15/40 (a)	100,000	104,211
5.95%, 04/01/41 (a)	200,000	216,160
4.20%, 04/01/43 (a)	205,000	180,080
4.88%, 02/15/44 (a)	195,000	185,035
4.40%, 03/15/45 (a)	150,000	133,011
4.25%, 04/01/46 (a)	250,000	215,670
3.90%, 06/15/47 (a)	200,000	161,818
4.50%, 12/06/48 (a)	300,000	263,877
3.13%, 12/15/49 (a)	200,000	139,308
3.35%, 04/15/50 (a)	250,000	180,745
2.38%, 03/15/51 (a)	250,000	146,655
2.75%, 09/15/51 (a)	150,000	94,745
3.63%, 04/15/52 (a)	300,000	224,136
4.95%, 09/15/52 (a)	100,000	93,096
5.30%, 06/25/54 (a)	250,000	244,425
3.50%, 09/15/56 (a)	200,000	143,020
5.40%, 06/25/64 (a)	150,000	147,063
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	196,354
4.44%, 07/08/28 (a)	200,000	201,818
4.69%, 07/08/30 (a)	250,000	253,442
2.97%, 03/10/32 (a)	150,000	137,709
5.34%, 07/08/35 (a)	200,000	205,610
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	101,596
4.38%, 09/15/28 (a)	150,000	150,624
5.25%, 06/30/29 (a)	100,000	102,966
5.75%, 04/23/30 (a)(e)	100,000	104,652
5.38%, 12/15/31 (a)	100,000	103,057
5.50%, 06/30/34 (a)	100,000	103,384
5.40%, 12/15/35 (a)	70,000	70,769
JD.com, Inc.
3.38%, 01/14/30 (a)(g)	200,000	195,356
4.13%, 01/14/50 (a)	200,000	169,470
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	107,125
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	150,000	152,871
5.63%, 06/15/28 (a)	200,000	204,686
3.90%, 08/08/29 (a)	150,000	146,196
6.00%, 08/15/29 (a)	100,000	104,643
6.20%, 08/15/34 (a)	100,000	105,491
Lear Corp.
3.80%, 09/15/27 (a)	50,000	49,688
4.25%, 05/15/29 (a)	50,000	49,965
3.50%, 05/30/30 (a)	50,000	48,065
2.60%, 01/15/32 (a)	100,000	89,226
5.25%, 05/15/49 (a)	100,000	91,536
3.55%, 01/15/52 (a)	100,000	68,508
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	252,090
5.20%, 07/30/30 (a)	100,000	103,307
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	155,143
6.25%, 06/15/33 (a)	150,000	160,564
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	200,000	198,376
3.10%, 05/03/27 (a)	250,000	246,907
3.95%, 10/15/27	120,000	120,005
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 04/15/28 (a)	150,000	141,027
1.70%, 09/15/28 (a)	100,000	93,983
4.00%, 10/15/28 (a)	130,000	130,033
6.50%, 03/15/29	75,000	80,610
3.65%, 04/05/29 (a)	300,000	295,767
4.50%, 04/15/30 (a)	200,000	202,794
1.70%, 10/15/30 (a)	250,000	222,157
4.25%, 03/15/31 (a)	190,000	189,230
2.63%, 04/01/31 (a)	250,000	229,717
3.75%, 04/01/32 (a)	300,000	288,432
4.50%, 10/15/32 (a)	230,000	229,370
5.00%, 04/15/33 (a)	200,000	205,622
5.15%, 07/01/33 (a)	150,000	155,586
4.85%, 10/15/35 (a)	210,000	209,637
5.50%, 10/15/35	75,000	78,785
5.00%, 04/15/40 (a)	100,000	98,042
2.80%, 09/15/41 (a)	200,000	145,410
4.65%, 04/15/42 (a)	95,000	87,115
4.38%, 09/15/45 (a)	100,000	85,304
3.70%, 04/15/46 (a)	225,000	172,744
4.05%, 05/03/47 (a)	250,000	201,222
4.55%, 04/05/49 (a)	100,000	85,672
5.13%, 04/15/50 (a)	100,000	92,828
3.00%, 10/15/50 (a)	300,000	194,454
3.50%, 04/01/51 (a)	50,000	35,615
4.25%, 04/01/52 (a)	300,000	240,930
5.63%, 04/15/53 (a)	275,000	272,385
5.75%, 07/01/53 (a)	75,000	75,336
4.45%, 04/01/62 (a)	250,000	199,902
5.80%, 09/15/62 (a)	200,000	199,886
5.85%, 04/01/63 (a)	100,000	100,613
Magna International, Inc.
2.45%, 06/15/30 (a)	200,000	185,222
5.50%, 03/21/33 (a)	100,000	104,559
5.88%, 06/01/35 (a)	100,000	106,408
Marriott International, Inc.
4.20%, 07/15/27	120,000	120,437
5.00%, 10/15/27 (a)	150,000	152,709
4.00%, 04/15/28 (a)	100,000	100,039
5.55%, 10/15/28 (a)	125,000	130,081
4.90%, 04/15/29 (a)	150,000	153,577
4.88%, 05/15/29 (a)	100,000	102,251
4.80%, 03/15/30 (a)	100,000	102,294
4.63%, 06/15/30 (a)	200,000	203,168
2.85%, 04/15/31 (a)	200,000	185,652
4.50%, 10/15/31 (a)	150,000	150,753
3.50%, 10/15/32 (a)	100,000	93,682
2.75%, 10/15/33 (a)	100,000	87,702
5.30%, 05/15/34 (a)	200,000	207,570
5.35%, 03/15/35 (a)	175,000	181,223
5.25%, 10/15/35 (a)	180,000	183,749
5.50%, 04/15/37 (a)	275,000	284,311
McDonald's Corp.
3.50%, 03/01/27 (a)	200,000	198,936
3.50%, 07/01/27 (a)	200,000	198,744
3.80%, 04/01/28 (a)	175,000	174,681
4.80%, 08/14/28 (a)	100,000	102,159
5.00%, 05/17/29 (a)	150,000	154,729
2.63%, 09/01/29 (a)	100,000	95,334
2.13%, 03/01/30 (a)	150,000	138,747
3.60%, 07/01/30 (a)	150,000	147,420
4.40%, 02/12/31 (a)	100,000	100,955
4.60%, 09/09/32 (a)	150,000	153,580
4.95%, 08/14/33 (a)	125,000	129,799
5.20%, 05/17/34 (a)	150,000	156,978
4.95%, 03/03/35 (a)	150,000	153,211
4.70%, 12/09/35 (a)	100,000	100,310
5.00%, 02/13/36 (a)	150,000	152,340

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 10/15/37	150,000	168,202
6.30%, 03/01/38	100,000	112,068
5.70%, 02/01/39	75,000	80,304
4.88%, 07/15/40	100,000	97,848
3.70%, 02/15/42	100,000	82,784
3.63%, 05/01/43	75,000	60,590
4.60%, 05/26/45 (a)	100,000	89,915
4.88%, 12/09/45 (a)	320,000	297,789
4.45%, 03/01/47 (a)	175,000	152,117
4.45%, 09/01/48 (a)	200,000	172,768
3.63%, 09/01/49 (a)	350,000	262,916
4.20%, 04/01/50 (a)	100,000	82,431
5.15%, 09/09/52 (a)	150,000	142,236
5.45%, 08/14/53 (a)	150,000	148,698
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	185,098
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	298,110
Meritage Homes Corp.
5.13%, 06/06/27 (a)	75,000	75,505
5.65%, 03/15/35 (a)	100,000	102,703
Nature Conservancy
3.96%, 03/01/52 (a)	75,000	60,447
NIKE, Inc.
2.75%, 03/27/27 (a)	200,000	197,456
2.85%, 03/27/30 (a)	350,000	334,705
3.25%, 03/27/40 (a)	300,000	245,190
3.88%, 11/01/45 (a)	150,000	123,068
3.38%, 11/01/46 (a)	130,000	97,650
3.38%, 03/27/50 (a)	200,000	146,046
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	190,440
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	148,991
4.35%, 06/01/28 (a)	100,000	100,866
4.20%, 04/01/30 (a)	100,000	99,935
1.75%, 03/15/31 (a)	150,000	131,663
4.70%, 06/15/32 (a)	150,000	151,752
5.00%, 08/19/34 (a)	75,000	76,094
PACCAR Financial Corp.
2.00%, 02/04/27	100,000	97,940
5.00%, 05/13/27	100,000	101,796
4.25%, 06/23/27	70,000	70,571
4.45%, 08/06/27	100,000	101,216
4.55%, 03/03/28	100,000	101,685
4.00%, 08/08/28	120,000	120,740
4.00%, 11/07/28	70,000	70,380
4.60%, 01/31/29	50,000	51,125
4.00%, 09/26/29	100,000	100,458
4.55%, 05/08/30	100,000	102,116
5.00%, 03/22/34	100,000	104,112
PulteGroup, Inc.
7.88%, 06/15/32	100,000	117,356
6.38%, 05/15/33	100,000	110,063
PVH Corp.
5.50%, 06/13/30 (a)	90,000	91,988
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	142,745
5.00%, 06/15/32 (a)	90,000	92,545
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	93,405
Rollins, Inc.
5.25%, 02/24/35 (a)	110,000	112,816
Ross Stores, Inc.
1.88%, 04/15/31 (a)	75,000	66,102
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,626
3.70%, 03/15/28 (a)	100,000	98,711
5.38%, 01/15/36 (a)	270,000	273,216
Sands China Ltd.
2.30%, 03/08/27 (a)(e)	200,000	194,666
5.40%, 08/08/28 (a)(e)	300,000	304,905
2.85%, 03/08/29 (a)(e)	200,000	188,770
4.38%, 06/18/30 (a)(e)	200,000	195,828
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	100,000	96,821
2.50%, 01/15/31 (a)	150,000	133,941
6.00%, 01/15/43 (a)	75,000	70,530
Starbucks Corp.
4.85%, 02/08/27 (a)	200,000	201,794
2.00%, 03/12/27 (a)	100,000	97,520
3.50%, 03/01/28 (a)	150,000	148,535
4.50%, 05/15/28 (a)	100,000	101,060
4.00%, 11/15/28 (a)	150,000	150,044
3.55%, 08/15/29 (a)	200,000	196,818
2.25%, 03/12/30 (a)	100,000	92,449
4.80%, 05/15/30 (a)	100,000	102,355
2.55%, 11/15/30 (a)	195,000	180,556
4.90%, 02/15/31 (a)	100,000	103,235
3.00%, 02/14/32 (a)	200,000	185,214
4.80%, 02/15/33 (a)	100,000	101,926
5.00%, 02/15/34 (a)	100,000	102,597
5.40%, 05/15/35 (a)	100,000	104,574
4.30%, 06/15/45 (a)	75,000	64,190
3.75%, 12/01/47 (a)	150,000	114,848
4.50%, 11/15/48 (a)	150,000	127,937
4.45%, 08/15/49 (a)	150,000	126,860
3.35%, 03/12/50 (a)	100,000	70,013
3.50%, 11/15/50 (a)	200,000	143,170
Tapestry, Inc.
4.13%, 07/15/27 (a)	100,000	99,915
5.10%, 03/11/30 (a)	150,000	154,156
3.05%, 03/15/32 (a)	75,000	68,283
5.50%, 03/11/35 (a)	150,000	154,026
Target Corp.
1.95%, 01/15/27 (a)	150,000	147,009
4.35%, 06/15/28 (a)	90,000	91,033
3.38%, 04/15/29 (a)	150,000	147,426
2.35%, 02/15/30 (a)	250,000	234,330
2.65%, 09/15/30 (a)	150,000	140,961
4.50%, 09/15/32 (a)	200,000	202,524
6.35%, 11/01/32	100,000	111,814
4.40%, 01/15/33 (a)	100,000	100,234
4.50%, 09/15/34 (a)	150,000	148,832
5.00%, 04/15/35 (a)	100,000	101,934
5.25%, 02/15/36 (a)	90,000	93,049
6.50%, 10/15/37	100,000	115,066
7.00%, 01/15/38	100,000	117,881
4.00%, 07/01/42	75,000	64,263
3.63%, 04/15/46	100,000	77,762
3.90%, 11/15/47 (a)	200,000	160,256
2.95%, 01/15/52 (a)	100,000	65,199
4.80%, 01/15/53 (a)	200,000	180,756
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	140,666
3.88%, 04/15/30 (a)	100,000	99,544
1.60%, 05/15/31 (a)	100,000	87,988
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,682
4.35%, 02/15/28 (a)	200,000	200,946
5.60%, 06/15/35 (a)	90,000	93,113

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Corp.
5.12%, 07/13/28 (a)	100,000	103,161
3.67%, 07/20/28	150,000	149,729
2.76%, 07/02/29	150,000	143,993
4.45%, 06/30/30 (a)	100,000	101,575
2.36%, 03/25/31 (a)	100,000	92,017
5.12%, 07/13/33 (a)	100,000	104,829
5.05%, 06/30/35 (a)	100,000	103,541
Toyota Motor Credit Corp.
4.60%, 01/08/27	100,000	100,924
3.20%, 01/11/27	150,000	148,952
1.90%, 01/13/27	150,000	146,862
5.00%, 03/19/27	150,000	152,229
3.05%, 03/22/27	100,000	98,999
4.50%, 05/14/27	200,000	202,094
1.15%, 08/13/27	100,000	95,646
4.55%, 09/20/27	200,000	202,476
4.35%, 10/08/27	200,000	201,900
5.45%, 11/10/27	100,000	102,975
4.63%, 01/12/28	150,000	152,331
1.90%, 04/06/28	150,000	143,589
4.05%, 09/05/28	150,000	150,669
5.25%, 09/11/28	100,000	103,661
4.65%, 01/05/29	160,000	163,330
3.65%, 01/08/29	150,000	148,643
5.05%, 05/16/29	150,000	155,110
4.45%, 06/29/29	200,000	203,016
4.55%, 08/09/29	175,000	178,388
4.95%, 01/09/30	100,000	103,285
2.15%, 02/13/30	100,000	92,987
3.38%, 04/01/30	200,000	194,964
4.80%, 05/15/30	100,000	102,771
4.55%, 05/17/30	150,000	153,130
5.55%, 11/20/30	200,000	212,860
1.65%, 01/10/31	100,000	88,659
5.10%, 03/21/31	100,000	104,308
1.90%, 09/12/31	100,000	88,181
4.60%, 10/10/31	150,000	152,805
2.40%, 01/13/32	75,000	67,631
4.65%, 09/03/32	125,000	127,001
4.70%, 01/12/33	100,000	102,076
4.80%, 01/05/34	200,000	205,144
5.35%, 01/09/35	150,000	158,493
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	110,913
5.25%, 05/15/33 (a)	150,000	156,385
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	225,000	226,431
4.15%, 01/15/31 (a)	180,000	179,411
4.80%, 09/15/34 (a)	275,000	276,633
4.80%, 09/15/35 (a)	220,000	220,037
5.35%, 09/15/54 (a)	200,000	194,060
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	252,627
4.95%, 02/15/30 (a)	200,000	202,550
5.13%, 11/15/31 (a)	150,000	152,596
5.13%, 05/15/32 (a)	200,000	201,826
5.75%, 04/01/34 (a)	100,000	103,898
5.63%, 04/01/35 (a)	150,000	153,582
5.63%, 05/15/52 (a)	150,000	141,251
6.13%, 04/01/54 (a)	100,000	100,253
Walmart, Inc.
5.88%, 04/05/27	75,000	77,374
4.10%, 04/28/27	125,000	125,893
3.95%, 09/09/27 (a)	200,000	201,132
3.90%, 04/15/28 (a)	125,000	125,843
3.70%, 06/26/28 (a)	300,000	300,852
1.50%, 09/22/28 (a)	200,000	188,928
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 07/08/29 (a)	150,000	147,699
2.38%, 09/24/29 (a)	100,000	95,197
7.55%, 02/15/30	100,000	114,695
4.00%, 04/15/30 (a)	100,000	101,194
4.35%, 04/28/30 (a)	175,000	178,458
1.80%, 09/22/31 (a)	350,000	312,858
4.15%, 09/09/32 (a)	200,000	202,666
4.10%, 04/15/33 (a)	250,000	250,997
4.90%, 04/28/35 (a)	275,000	285,593
5.25%, 09/01/35	250,000	267,282
6.50%, 08/15/37	150,000	175,825
6.20%, 04/15/38	175,000	200,048
3.95%, 06/28/38 (a)	100,000	94,459
5.63%, 04/01/40	100,000	108,421
5.00%, 10/25/40	50,000	51,541
5.63%, 04/15/41	100,000	107,699
2.50%, 09/22/41 (a)	200,000	146,410
4.00%, 04/11/43 (a)	75,000	66,077
4.30%, 04/22/44 (a)	100,000	90,962
3.63%, 12/15/47 (a)	50,000	39,714
4.05%, 06/29/48 (a)	300,000	255,225
2.95%, 09/24/49 (a)	150,000	104,898
2.65%, 09/22/51 (a)	250,000	160,922
4.50%, 09/09/52 (a)	200,000	180,084
4.50%, 04/15/53 (a)	250,000	225,660
		95,934,352
Consumer Non-Cyclical 3.6%
Abbott Laboratories
1.15%, 01/30/28 (a)	50,000	47,384
1.40%, 06/30/30 (a)	150,000	134,706
4.75%, 11/30/36 (a)	300,000	304,848
6.15%, 11/30/37	150,000	170,089
6.00%, 04/01/39	100,000	112,082
5.30%, 05/27/40	125,000	130,571
4.75%, 04/15/43 (a)	100,000	96,227
4.90%, 11/30/46 (a)	576,000	552,603
AbbVie, Inc.
4.80%, 03/15/27 (a)	400,000	404,496
4.65%, 03/15/28 (a)	225,000	228,791
4.25%, 11/14/28 (a)	300,000	303,324
4.80%, 03/15/29 (a)	450,000	462,019
3.20%, 11/21/29 (a)	1,000,000	970,540
4.88%, 03/15/30 (a)	175,000	180,876
4.95%, 03/15/31 (a)	350,000	363,636
5.05%, 03/15/34 (a)	525,000	544,567
4.55%, 03/15/35 (a)	300,000	298,917
5.20%, 03/15/35 (a)	175,000	182,742
4.50%, 05/14/35 (a)	450,000	446,895
4.30%, 05/14/36 (a)	175,000	169,759
4.05%, 11/21/39 (a)	700,000	633,584
4.63%, 10/01/42 (a)	70,000	64,821
4.40%, 11/06/42	475,000	431,523
5.35%, 03/15/44 (a)	150,000	150,903
4.85%, 06/15/44 (a)	200,000	189,248
4.75%, 03/15/45 (a)	161,000	149,558
4.70%, 05/14/45 (a)	500,000	461,365
4.45%, 05/14/46 (a)	350,000	310,586
4.88%, 11/14/48 (a)	300,000	279,711
4.25%, 11/21/49 (a)	1,050,000	887,071
5.40%, 03/15/54 (a)	550,000	548,498
5.60%, 03/15/55 (a)	150,000	153,949
5.50%, 03/15/64 (a)	275,000	274,554
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	75,000	48,212

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adventist Health System
4.74%, 12/01/30 (a)	80,000	80,962
5.43%, 03/01/32 (a)	75,000	77,369
5.76%, 12/01/34 (a)	50,000	51,966
3.63%, 03/01/49 (a)	100,000	70,257
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	49,925
4.27%, 08/15/48 (a)	150,000	128,078
3.39%, 10/15/49 (a)	100,000	73,875
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	100,000	100,327
2.75%, 09/15/29 (a)	100,000	95,196
2.10%, 06/04/30 (a)	100,000	91,457
2.30%, 03/12/31 (a)	100,000	90,647
4.75%, 09/09/34 (a)	100,000	100,465
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	81,656
AHS Hospital Corp.
5.02%, 07/01/45	50,000	48,286
2.78%, 07/01/51 (a)	100,000	64,010
Allina Health System
3.89%, 04/15/49 (a)	100,000	79,416
Altria Group, Inc.
4.88%, 02/04/28 (a)	95,000	96,657
6.20%, 11/01/28 (a)	100,000	105,837
4.80%, 02/14/29 (a)	300,000	305,322
3.40%, 05/06/30 (a)	150,000	144,725
4.50%, 08/06/30 (a)	100,000	100,870
2.45%, 02/04/32 (a)	300,000	265,896
6.88%, 11/01/33 (a)	100,000	113,652
5.63%, 02/06/35 (a)	95,000	99,132
5.25%, 08/06/35 (a)	100,000	101,861
5.80%, 02/14/39 (a)	375,000	390,510
3.40%, 02/04/41 (a)	275,000	214,379
4.25%, 08/09/42	150,000	127,373
4.50%, 05/02/43	100,000	86,808
5.38%, 01/31/44	295,000	289,652
3.88%, 09/16/46 (a)	275,000	210,166
5.95%, 02/14/49 (a)	500,000	510,425
4.45%, 05/06/50 (a)	100,000	81,357
3.70%, 02/04/51 (a)	225,000	162,000
4.00%, 02/04/61 (a)(g)	200,000	147,152
Amgen, Inc.
2.20%, 02/21/27 (a)	300,000	293,574
3.20%, 11/02/27 (a)	150,000	147,984
5.15%, 03/02/28 (a)	700,000	716,562
1.65%, 08/15/28 (a)	200,000	188,244
3.00%, 02/22/29 (a)	150,000	145,313
4.05%, 08/18/29 (a)	200,000	199,848
2.45%, 02/21/30 (a)	200,000	186,558
5.25%, 03/02/30 (a)	500,000	519,835
2.30%, 02/25/31 (a)	275,000	249,749
2.00%, 01/15/32 (a)	200,000	174,712
3.35%, 02/22/32 (a)	200,000	189,342
4.20%, 03/01/33 (a)	125,000	122,896
5.25%, 03/02/33 (a)	800,000	834,248
6.38%, 06/01/37	100,000	112,261
6.40%, 02/01/39	50,000	55,821
3.15%, 02/21/40 (a)	250,000	200,067
5.75%, 03/15/40	75,000	79,031
2.80%, 08/15/41 (a)	100,000	74,197
4.95%, 10/01/41	100,000	95,947
5.15%, 11/15/41 (a)	100,000	98,138
5.65%, 06/15/42 (a)	75,000	77,172
5.60%, 03/02/43 (a)	500,000	510,910
4.40%, 05/01/45 (a)	375,000	327,146
4.56%, 06/15/48 (a)	250,000	218,212
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 02/21/50 (a)	275,000	200,354
4.66%, 06/15/51 (a)	625,000	548,169
3.00%, 01/15/52 (a)	150,000	99,750
4.20%, 02/22/52 (a)	200,000	161,832
4.88%, 03/01/53 (a)	200,000	180,246
5.65%, 03/02/53 (a)	800,000	803,904
2.77%, 09/01/53 (a)	219,000	133,345
4.40%, 02/22/62 (a)	200,000	160,320
5.75%, 03/02/63 (a)	500,000	501,610
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	955,000	954,694
4.90%, 02/01/46 (a)	1,600,000	1,506,752
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	149,832
4.63%, 02/01/44	50,000	45,823
4.90%, 02/01/46 (a)	200,000	187,764
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	500,000	511,530
3.50%, 06/01/30 (a)	300,000	294,054
4.90%, 01/23/31 (a)	100,000	103,956
5.00%, 06/15/34 (a)	200,000	208,236
5.88%, 06/15/35	75,000	82,741
4.38%, 04/15/38 (a)	150,000	144,591
8.20%, 01/15/39	250,000	325,410
5.45%, 01/23/39 (a)	350,000	366,789
8.00%, 11/15/39	100,000	129,250
4.95%, 01/15/42	300,000	291,270
4.60%, 04/15/48 (a)	150,000	135,822
4.44%, 10/06/48 (a)	300,000	262,980
5.55%, 01/23/49 (a)	700,000	712,313
4.50%, 06/01/50 (a)	200,000	183,130
4.75%, 04/15/58 (a)	150,000	134,495
5.80%, 01/23/59 (a)	350,000	365,333
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	200,000	193,500
2.90%, 03/01/32 (a)	250,000	230,657
4.50%, 08/15/33 (a)	100,000	100,589
5.38%, 09/15/35	100,000	106,321
4.54%, 03/26/42	100,000	92,447
3.75%, 09/15/47 (a)	50,000	39,373
4.50%, 03/15/49 (a)	100,000	87,363
2.70%, 09/15/51 (a)	100,000	62,706
Ascension Health
4.08%, 11/15/28 (a)	90,000	90,572
2.53%, 11/15/29 (a)	150,000	142,205
4.29%, 11/15/30 (a)	150,000	151,179
4.92%, 11/15/35 (a)	150,000	152,478
3.11%, 11/15/39 (a)	100,000	80,566
3.95%, 11/15/46	200,000	166,954
4.85%, 11/15/53	100,000	92,374
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	200,000	202,378
4.88%, 03/03/28 (a)	200,000	204,588
1.75%, 05/28/28 (a)	250,000	238,162
4.85%, 02/26/29 (a)	200,000	205,688
4.90%, 03/03/30 (a)	150,000	155,457
4.90%, 02/26/31 (a)	200,000	207,694
2.25%, 05/28/31 (a)	150,000	136,965
4.88%, 03/03/33 (a)	50,000	51,932
5.00%, 02/26/34 (a)	300,000	312,654
AstraZeneca PLC
3.13%, 06/12/27 (a)	100,000	99,094
4.00%, 01/17/29 (a)	150,000	150,537
1.38%, 08/06/30 (a)	250,000	222,697
6.45%, 09/15/37	530,000	611,456
4.00%, 09/18/42	125,000	109,493
4.38%, 11/16/45	180,000	161,764

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 08/17/48 (a)	150,000	133,649
2.13%, 08/06/50 (a)	50,000	28,840
3.00%, 05/28/51 (a)	200,000	138,434
Banner Health
2.34%, 01/01/30 (a)	100,000	93,785
1.90%, 01/01/31 (a)	100,000	90,037
3.18%, 01/01/50 (a)	100,000	70,042
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	30,306
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	110,018
BAT Capital Corp.
4.70%, 04/02/27 (a)	150,000	150,957
3.56%, 08/15/27 (a)	400,000	396,400
2.26%, 03/25/28 (a)	275,000	264,047
3.46%, 09/06/29 (a)	100,000	97,381
4.91%, 04/02/30 (a)	175,000	179,247
6.34%, 08/02/30 (a)	200,000	216,612
5.83%, 02/20/31 (a)	150,000	159,543
2.73%, 03/25/31 (a)	250,000	230,317
4.74%, 03/16/32 (a)	175,000	177,392
5.35%, 08/15/32 (a)	175,000	182,626
7.75%, 10/19/32 (a)	100,000	117,268
4.63%, 03/22/33 (a)	130,000	129,787
6.42%, 08/02/33 (a)	100,000	110,832
6.00%, 02/20/34 (a)	175,000	188,382
5.63%, 08/15/35 (a)	175,000	183,575
4.39%, 08/15/37 (a)	450,000	417,226
3.73%, 09/25/40 (a)	75,000	61,500
7.08%, 08/02/43 (a)	150,000	170,176
4.54%, 08/15/47 (a)	375,000	316,249
4.76%, 09/06/49 (a)	175,000	150,428
5.28%, 04/02/50 (a)	100,000	91,631
3.98%, 09/25/50 (a)	75,000	55,880
5.65%, 03/16/52 (a)	125,000	120,290
7.08%, 08/02/53 (a)	200,000	229,198
6.25%, 08/15/55 (a)	75,000	78,780
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	201,534
5.93%, 02/02/29 (a)	200,000	210,256
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	96,070
Baxter International, Inc.
1.92%, 02/01/27 (a)	225,000	219,240
2.27%, 12/01/28 (a)	250,000	235,432
4.45%, 02/15/29 (a)(h)	50,000	50,246
3.95%, 04/01/30 (a)	100,000	97,465
4.90%, 12/15/30 (a)(h)	130,000	130,820
1.73%, 04/01/31 (a)	150,000	128,687
2.54%, 02/01/32 (a)	250,000	218,630
5.65%, 12/15/35 (a)(h)	180,000	183,337
3.50%, 08/15/46 (a)	85,000	61,807
3.13%, 12/01/51 (a)	125,000	80,514
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	79,158
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	89,901
4.19%, 11/15/45 (a)	100,000	86,250
2.84%, 11/15/50 (a)	200,000	130,582
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	298,000	296,391
4.69%, 02/13/28 (a)	150,000	151,989
4.87%, 02/08/29 (a)	100,000	102,122
5.08%, 06/07/29 (a)	100,000	102,939
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.82%, 05/20/30 (a)	150,000	141,579
1.96%, 02/11/31 (a)	200,000	178,132
4.30%, 08/22/32 (a)	100,000	98,977
5.11%, 02/08/34 (a)	100,000	102,724
4.69%, 12/15/44 (a)	150,000	134,594
4.67%, 06/06/47 (a)	250,000	221,522
3.79%, 05/20/50 (a)	150,000	114,425
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	50,000	33,280
Biogen, Inc.
2.25%, 05/01/30 (a)	300,000	276,210
5.05%, 01/15/31 (a)	100,000	103,547
5.75%, 05/15/35 (a)	100,000	106,392
5.20%, 09/15/45 (a)	200,000	187,762
3.15%, 05/01/50 (a)	300,000	198,969
3.25%, 02/15/51 (a)	167,000	112,087
6.45%, 05/15/55 (a)	100,000	107,462
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	98,974
3.70%, 03/15/32 (a)	150,000	141,723
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	97,859
Boston Scientific Corp.
2.65%, 06/01/30 (a)	150,000	141,549
6.25%, 11/15/35 (f)	100,000	112,688
4.55%, 03/01/39 (a)	75,000	72,455
7.38%, 01/15/40	75,000	91,871
4.70%, 03/01/49 (a)	150,000	137,673
Bristol-Myers Squibb Co.
3.25%, 02/27/27	75,000	74,596
1.13%, 11/13/27 (a)	150,000	142,883
3.45%, 11/15/27 (a)	100,000	99,428
4.90%, 02/22/29 (a)	300,000	308,910
3.40%, 07/26/29 (a)	250,000	245,290
1.45%, 11/13/30 (a)	250,000	221,637
5.75%, 02/01/31 (a)	150,000	161,050
5.10%, 02/22/31 (a)	225,000	235,444
2.95%, 03/15/32 (a)	350,000	325,570
5.90%, 11/15/33 (a)	200,000	220,568
5.20%, 02/22/34 (a)	500,000	524,885
4.13%, 06/15/39 (a)	375,000	345,341
2.35%, 11/13/40 (a)	150,000	107,801
3.55%, 03/15/42 (a)	250,000	204,592
3.25%, 08/01/42	100,000	78,274
5.50%, 02/22/44 (a)	100,000	101,970
4.50%, 03/01/44 (a)	75,000	67,625
4.63%, 05/15/44 (a)	150,000	137,744
5.00%, 08/15/45 (a)	150,000	144,138
4.35%, 11/15/47 (a)	250,000	216,175
4.55%, 02/20/48 (a)	250,000	220,657
4.25%, 10/26/49 (a)	700,000	586,432
2.55%, 11/13/50 (a)	275,000	167,252
3.70%, 03/15/52 (a)	350,000	264,222
5.55%, 02/22/54 (a)	500,000	505,050
3.90%, 03/15/62 (a)	200,000	148,380
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	152,763
4.00%, 04/15/38 (a)	150,000	136,674
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	103,317
2.40%, 08/18/31 (a)	150,000	131,739
5.10%, 04/01/52 (a)	75,000	61,022
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	130,000	131,433
3.75%, 09/25/27 (a)	50,000	49,813
4.10%, 01/07/28 (a)	75,000	75,214
4.20%, 09/17/29 (a)	150,000	150,205

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 08/04/30 (a)	90,000	91,130
3.20%, 04/21/31 (a)	170,000	160,308
2.75%, 05/14/31 (a)	150,000	138,467
4.65%, 09/17/34 (a)	150,000	148,543
5.15%, 08/04/35 (a)	115,000	117,757
Campbell's Co.
5.20%, 03/19/27	100,000	101,372
4.15%, 03/15/28 (a)	150,000	150,352
5.20%, 03/21/29 (a)	100,000	102,989
2.38%, 04/24/30 (a)	75,000	69,135
5.40%, 03/21/34 (a)	175,000	180,299
4.75%, 03/23/35 (a)	150,000	146,825
4.80%, 03/15/48 (a)	100,000	89,355
3.13%, 04/24/50 (a)	130,000	87,231
5.25%, 10/13/54 (a)	75,000	70,070
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	250,000	247,890
5.13%, 02/15/29 (a)	125,000	128,951
5.00%, 11/15/29 (a)	125,000	128,736
4.50%, 09/15/30 (a)	80,000	80,832
5.45%, 02/15/34 (a)	100,000	104,663
5.35%, 11/15/34 (a)	150,000	155,487
5.15%, 09/15/35 (a)	120,000	122,612
4.60%, 03/15/43	75,000	66,549
4.50%, 11/15/44 (a)	25,000	21,796
4.90%, 09/15/45 (a)	80,000	73,198
4.37%, 06/15/47 (a)	100,000	84,475
5.75%, 11/15/54 (a)	150,000	152,388
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	35,207
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	75,000	68,076
Cencora, Inc.
3.45%, 12/15/27 (a)	100,000	98,922
4.63%, 12/15/27 (a)	75,000	75,980
4.85%, 12/15/29 (a)	100,000	102,606
2.80%, 05/15/30 (a)	100,000	94,463
2.70%, 03/15/31 (a)	200,000	185,132
5.13%, 02/15/34 (a)	100,000	103,322
5.15%, 02/15/35 (a)	100,000	103,051
4.25%, 03/01/45 (a)	100,000	85,785
4.30%, 12/15/47 (a)	100,000	84,498
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	90,978
Children's Hospital
2.93%, 07/15/50 (a)	60,000	39,740
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	85,081
2.59%, 02/01/50 (a)	80,000	50,121
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	89,214
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	64,204
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	98,879
2.30%, 12/15/31 (a)	75,000	67,007
5.60%, 11/15/32 (a)	100,000	106,834
3.95%, 08/01/47 (a)	100,000	81,205
5.00%, 06/15/52 (a)	100,000	93,100
Cigna Group
3.40%, 03/01/27 (a)	142,000	141,000
3.05%, 10/15/27 (a)	145,000	142,747
4.38%, 10/15/28 (a)	735,000	742,321
5.00%, 05/15/29 (a)	200,000	205,722
2.40%, 03/15/30 (a)	250,000	232,457
4.50%, 09/15/30 (a)	180,000	181,548
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 03/15/31 (a)	250,000	226,590
5.13%, 05/15/31 (a)	100,000	103,635
4.88%, 09/15/32 (a)	220,000	224,052
5.40%, 03/15/33 (a)	150,000	157,285
5.25%, 02/15/34 (a)	225,000	233,244
5.25%, 01/15/36 (a)	270,000	277,120
4.80%, 08/15/38 (a)	405,000	392,263
3.20%, 03/15/40 (a)	150,000	119,963
6.13%, 11/15/41	100,000	107,010
4.80%, 07/15/46 (a)	270,000	243,694
3.88%, 10/15/47 (a)	195,000	152,669
4.90%, 12/15/48 (a)	550,000	499,482
3.40%, 03/15/50 (a)	200,000	142,352
3.40%, 03/15/51 (a)	250,000	176,252
5.60%, 02/15/54 (a)	250,000	247,070
6.00%, 01/15/56 (a)	140,000	146,093
City of Hope
5.62%, 11/15/43	100,000	100,175
Cleveland Clinic Foundation
4.86%, 01/01/14	75,000	65,786
Clorox Co.
3.10%, 10/01/27 (a)	150,000	147,950
3.90%, 05/15/28 (a)	100,000	99,997
4.60%, 05/01/32 (a)	200,000	202,672
Coca-Cola Co.
3.38%, 03/25/27	200,000	199,350
2.90%, 05/25/27	100,000	98,965
1.45%, 06/01/27	300,000	290,370
1.50%, 03/05/28	100,000	95,485
1.00%, 03/15/28	250,000	235,820
2.13%, 09/06/29	150,000	141,488
3.45%, 03/25/30	200,000	196,662
1.65%, 06/01/30	450,000	408,393
2.00%, 03/05/31	125,000	113,720
1.38%, 03/15/31	250,000	219,705
2.25%, 01/05/32	350,000	317,562
5.00%, 05/13/34 (a)	175,000	183,853
4.65%, 08/14/34 (a)	150,000	154,368
2.50%, 06/01/40	200,000	151,018
2.88%, 05/05/41	150,000	116,727
4.20%, 03/25/50	100,000	85,829
2.60%, 06/01/50	200,000	127,148
3.00%, 03/05/51	300,000	205,476
2.50%, 03/15/51	250,000	153,717
5.30%, 05/13/54 (a)	200,000	199,768
5.20%, 01/14/55 (a)	275,000	271,186
2.75%, 06/01/60	200,000	120,666
5.40%, 05/13/64 (a)	300,000	299,493
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	103,694
5.45%, 06/01/34 (a)	100,000	105,561
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (a)	100,000	84,363
5.10%, 05/06/35 (a)	150,000	152,545
5.25%, 11/26/43	150,000	148,026
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	200,000	198,268
4.60%, 03/01/28 (a)	75,000	76,416
4.60%, 03/01/33 (a)	150,000	154,249
4.00%, 08/15/45	100,000	86,373
3.70%, 08/01/47 (a)	100,000	80,652
CommonSpirit Health
6.07%, 11/01/27 (a)	100,000	103,460
3.35%, 10/01/29 (a)	150,000	145,469
4.35%, 09/01/30 (a)	100,000	100,194
2.78%, 10/01/30 (a)	150,000	140,771
5.21%, 12/01/31 (a)	150,000	155,910

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.32%, 12/01/34 (a)	125,000	128,718
4.83%, 09/01/35 (a)	75,000	75,096
4.98%, 09/01/35 (a)	100,000	100,001
4.35%, 11/01/42	150,000	130,974
5.58%, 09/01/45 (a)	75,000	74,645
3.82%, 10/01/49 (a)	150,000	114,822
4.19%, 10/01/49 (a)	150,000	120,347
3.91%, 10/01/50 (a)	100,000	76,188
6.46%, 11/01/52 (a)	50,000	54,875
5.55%, 12/01/54 (a)	100,000	97,595
5.66%, 09/01/55 (a)	100,000	99,203
Community Health Network, Inc.
3.10%, 05/01/50 (a)	50,000	32,860
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	250,000	237,132
4.85%, 11/01/28 (a)	250,000	253,497
5.00%, 08/01/30 (a)	90,000	91,385
5.75%, 08/01/35 (a)	90,000	92,642
5.30%, 11/01/38 (a)	175,000	169,311
5.40%, 11/01/48 (a)	200,000	183,894
Conopco, Inc.
7.25%, 12/15/26	75,000	77,637
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	100,000	99,727
3.50%, 05/09/27 (a)	100,000	99,221
4.35%, 05/09/27 (a)	100,000	100,439
3.60%, 02/15/28 (a)	150,000	148,611
4.65%, 11/15/28 (a)	100,000	101,515
4.80%, 01/15/29 (a)	100,000	101,799
3.15%, 08/01/29 (a)	150,000	144,734
2.88%, 05/01/30 (a)	100,000	94,210
4.80%, 05/01/30 (a)	100,000	101,883
2.25%, 08/01/31 (a)	150,000	133,187
4.75%, 05/09/32 (a)	150,000	151,575
4.90%, 05/01/33 (a)	150,000	151,303
4.95%, 11/01/35 (a)	75,000	74,432
4.50%, 05/09/47 (a)	75,000	63,335
4.10%, 02/15/48 (a)	100,000	79,772
5.25%, 11/15/48 (a)	75,000	70,364
3.75%, 05/01/50 (a)	75,000	55,812
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	37,118
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	71,892
CVS Health Corp.
3.63%, 04/01/27 (a)	150,000	149,022
6.25%, 06/01/27	75,000	77,276
1.30%, 08/21/27 (a)	400,000	381,568
4.30%, 03/25/28 (a)	945,000	947,693
5.00%, 01/30/29 (a)	200,000	204,740
5.40%, 06/01/29 (a)	200,000	207,512
3.25%, 08/15/29 (a)	300,000	289,965
5.13%, 02/21/30 (a)	250,000	257,547
3.75%, 04/01/30 (a)	300,000	293,115
1.75%, 08/21/30 (a)	250,000	222,352
5.25%, 01/30/31 (a)	100,000	103,670
1.88%, 02/28/31 (a)	250,000	219,970
5.55%, 06/01/31 (a)	150,000	157,723
2.13%, 09/15/31 (a)	200,000	175,990
5.00%, 09/15/32 (a)	100,000	102,498
5.25%, 02/21/33 (a)	300,000	310,338
5.30%, 06/01/33 (a)	200,000	207,018
5.70%, 06/01/34 (a)	200,000	210,582
4.88%, 07/20/35 (a)	100,000	99,176
5.45%, 09/15/35 (a)	300,000	309,798
4.78%, 03/25/38 (a)	900,000	856,548
6.13%, 09/15/39	75,000	79,308
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 04/01/40 (a)	100,000	86,552
2.70%, 08/21/40 (a)	75,000	54,430
5.30%, 12/05/43 (a)	100,000	94,805
6.00%, 06/01/44 (a)	150,000	153,114
5.13%, 07/20/45 (a)	600,000	549,474
5.05%, 03/25/48 (a)	1,450,000	1,301,926
4.25%, 04/01/50 (a)	100,000	78,759
5.63%, 02/21/53 (a)	250,000	238,785
5.88%, 06/01/53 (a)	250,000	247,182
6.05%, 06/01/54 (a)	175,000	177,704
6.20%, 09/15/55 (a)	200,000	207,452
6.00%, 06/01/63 (a)	175,000	172,889
6.25%, 09/15/65 (a)	100,000	102,408
Danaher Corp.
4.38%, 09/15/45 (a)	100,000	89,135
2.60%, 10/01/50 (a)	200,000	125,208
2.80%, 12/10/51 (a)	100,000	64,602
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	50,000	39,950
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	138,582
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	200,000	189,858
3.25%, 11/15/39 (a)	150,000	124,614
3.40%, 11/15/49 (a)	150,000	111,137
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	205,000
2.38%, 10/24/29 (a)	200,000	188,302
2.00%, 04/29/30 (a)	250,000	228,880
2.13%, 04/29/32 (a)	200,000	174,656
5.50%, 01/24/33 (a)	200,000	212,314
5.63%, 10/05/33 (a)	200,000	214,298
Diageo Investment Corp.
5.13%, 08/15/30 (a)	200,000	207,928
5.63%, 04/15/35 (a)	200,000	213,456
4.25%, 05/11/42	150,000	131,214
Dignity Health
4.50%, 11/01/42	50,000	44,115
5.27%, 11/01/64	50,000	46,054
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	123,755
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	100,429
Eli Lilly & Co.
4.50%, 02/09/27 (a)	200,000	201,672
5.50%, 03/15/27	100,000	102,326
3.10%, 05/15/27 (a)	100,000	99,159
4.15%, 08/14/27 (a)	100,000	100,754
4.55%, 02/12/28 (a)	200,000	203,632
4.00%, 10/15/28 (a)	100,000	100,693
4.50%, 02/09/29 (a)	200,000	204,024
3.38%, 03/15/29 (a)	200,000	197,400
4.20%, 08/14/29 (a)	200,000	202,424
4.75%, 02/12/30 (a)	250,000	257,747
4.25%, 03/15/31 (a)	220,000	221,925
4.90%, 02/12/32 (a)	200,000	208,376
4.55%, 10/15/32 (a)	150,000	152,980
4.70%, 02/27/33 (a)	200,000	205,704
4.70%, 02/09/34 (a)	250,000	255,117
4.60%, 08/14/34 (a)	200,000	202,604
5.10%, 02/12/35 (a)	250,000	261,212
4.90%, 10/15/35 (a)	220,000	226,129
3.70%, 03/01/45 (a)	100,000	81,955
3.95%, 05/15/47 (a)	50,000	41,562
3.95%, 03/15/49 (a)	200,000	164,574
2.25%, 05/15/50 (a)	200,000	118,372
4.88%, 02/27/53 (a)	200,000	187,606

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/09/54 (a)	300,000	286,425
5.05%, 08/14/54 (a)	200,000	192,130
5.50%, 02/12/55 (a)	250,000	257,055
5.55%, 10/15/55 (a)	250,000	258,345
4.15%, 03/15/59 (a)	75,000	60,674
2.50%, 09/15/60 (a)	175,000	98,754
4.95%, 02/27/63 (a)	150,000	139,764
5.10%, 02/09/64 (a)	275,000	261,052
5.20%, 08/14/64 (a)	150,000	144,996
5.60%, 02/12/65 (a)	150,000	154,257
5.65%, 10/15/65 (a)	150,000	155,278
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	99,034
4.38%, 05/15/28 (a)	100,000	101,091
2.38%, 12/01/29 (a)	100,000	93,756
2.60%, 04/15/30 (a)	150,000	140,807
1.95%, 03/15/31 (a)	150,000	133,781
4.65%, 05/15/33 (a)	100,000	100,872
5.00%, 02/14/34 (a)	150,000	153,322
6.00%, 05/15/37	90,000	98,524
4.15%, 03/15/47 (a)	100,000	81,600
3.13%, 12/01/49 (a)	150,000	101,277
5.15%, 05/15/53 (a)	100,000	94,101
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	89,030
5.75%, 03/15/35 (a)	95,000	95,941
6.20%, 03/15/55 (a)	75,000	72,419
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	223,530
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	39,190
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	50,000	46,257
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	300,000	308,772
4.80%, 08/14/29 (a)	200,000	204,688
5.86%, 03/15/30 (a)	200,000	212,074
4.80%, 01/15/31 (a)	120,000	122,569
5.91%, 11/22/32 (a)	300,000	324,180
5.50%, 06/15/35 (a)	160,000	167,134
6.38%, 11/22/52 (a)	200,000	222,056
General Mills, Inc.
4.70%, 01/30/27 (a)	100,000	100,756
3.20%, 02/10/27 (a)	100,000	99,057
4.20%, 04/17/28 (a)	250,000	250,917
5.50%, 10/17/28 (a)	100,000	103,877
4.88%, 01/30/30 (a)	150,000	153,921
2.88%, 04/15/30 (a)	150,000	142,229
2.25%, 10/14/31 (a)	100,000	89,120
4.95%, 03/29/33 (a)	200,000	203,968
5.25%, 01/30/35 (a)	125,000	128,579
5.40%, 06/15/40	75,000	76,556
4.15%, 02/15/43 (a)	75,000	63,646
4.70%, 04/17/48 (a)	75,000	67,261
3.00%, 02/01/51 (a)	150,000	99,209
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	200,000	197,938
1.20%, 10/01/27 (a)	150,000	143,304
4.80%, 11/15/29 (a)	150,000	154,641
1.65%, 10/01/30 (a)	200,000	179,198
5.25%, 10/15/33 (a)	200,000	211,242
5.10%, 06/15/35 (a)	150,000	155,340
4.60%, 09/01/35 (a)	200,000	199,760
4.00%, 09/01/36 (a)	100,000	94,172
2.60%, 10/01/40 (a)	200,000	149,564
5.65%, 12/01/41 (a)	224,000	235,276
4.80%, 04/01/44 (a)	300,000	281,511
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/01/45 (a)	300,000	270,549
4.75%, 03/01/46 (a)	370,000	342,424
4.15%, 03/01/47 (a)	300,000	254,085
2.80%, 10/01/50 (a)	250,000	162,182
5.55%, 10/15/53 (a)	175,000	178,167
5.50%, 11/15/54 (a)	225,000	227,558
5.60%, 11/15/64 (a)	150,000	152,512
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	196,240
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	400,000	400,072
4.50%, 04/15/30 (a)	150,000	152,884
5.38%, 04/15/34	100,000	106,540
4.88%, 04/15/35 (a)	150,000	152,988
6.38%, 05/15/38	463,000	527,320
4.20%, 03/18/43	100,000	88,303
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	147,358
2.88%, 09/01/50 (a)	100,000	65,556
4.50%, 07/01/57 (a)	50,000	43,296
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	247,915
3.38%, 03/24/29 (a)	250,000	244,060
3.63%, 03/24/32 (a)	400,000	381,828
4.00%, 03/24/52 (a)	250,000	200,730
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	55,103
Hasbro, Inc.
3.50%, 09/15/27 (a)	100,000	98,967
3.90%, 11/19/29 (a)	100,000	98,261
6.05%, 05/14/34 (a)	100,000	106,155
6.35%, 03/15/40	100,000	106,021
5.10%, 05/15/44 (a)	50,000	44,690
HCA, Inc.
4.50%, 02/15/27 (a)	200,000	200,476
3.13%, 03/15/27 (a)	200,000	197,508
5.00%, 03/01/28 (a)	150,000	152,935
5.20%, 06/01/28 (a)	200,000	205,096
5.63%, 09/01/28 (a)	250,000	258,225
5.88%, 02/01/29 (a)	200,000	208,488
3.38%, 03/15/29 (a)	100,000	97,580
4.13%, 06/15/29 (a)	350,000	349,447
5.25%, 03/01/30 (a)	150,000	155,397
3.50%, 09/01/30 (a)	500,000	481,655
4.30%, 11/15/30 (a)	75,000	74,871
5.45%, 04/01/31 (a)	300,000	314,067
2.38%, 07/15/31 (a)	100,000	89,758
5.50%, 03/01/32 (a)	150,000	157,353
3.63%, 03/15/32 (a)	350,000	332,059
4.60%, 11/15/32 (a)	150,000	150,015
5.50%, 06/01/33 (a)	250,000	262,267
5.60%, 04/01/34 (a)	250,000	262,112
5.45%, 09/15/34 (a)	200,000	207,760
5.75%, 03/01/35 (a)	275,000	290,617
4.90%, 11/15/35 (a)	150,000	149,464
5.13%, 06/15/39 (a)	150,000	146,957
4.38%, 03/15/42 (a)	100,000	86,857
5.50%, 06/15/47 (a)	275,000	265,056
5.25%, 06/15/49 (a)	350,000	323,239
3.50%, 07/15/51 (a)	325,000	225,966
4.63%, 03/15/52 (a)	350,000	292,551
5.90%, 06/01/53 (a)	175,000	174,879
6.00%, 04/01/54 (a)	275,000	279,290
5.95%, 09/15/54 (a)	200,000	201,482
6.20%, 03/01/55 (a)	250,000	260,667
5.70%, 11/15/55 (a)	150,000	146,571
6.10%, 04/01/64 (a)	150,000	152,493

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hershey Co.
4.55%, 02/24/28 (a)	75,000	76,303
4.25%, 05/04/28 (a)	50,000	50,560
2.45%, 11/15/29 (a)	100,000	94,641
4.75%, 02/24/30 (a)	75,000	77,108
4.95%, 02/24/32 (a)	75,000	78,094
4.50%, 05/04/33 (a)	150,000	151,465
5.10%, 02/24/35 (a)	75,000	77,690
3.13%, 11/15/49 (a)	100,000	69,505
2.65%, 06/01/50 (a)	100,000	63,072
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	75,000	58,550
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	101,148
1.70%, 06/03/28 (a)	150,000	142,245
1.80%, 06/11/30 (a)	150,000	135,855
3.05%, 06/03/51 (a)	150,000	101,559
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	204,018
5.85%, 05/08/29 (a)	200,000	209,042
6.00%, 05/08/34 (a)	200,000	211,924
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	102,706
4.75%, 12/12/30 (a)	90,000	90,511
2.55%, 03/23/31 (a)	150,000	135,963
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	45,126
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	141,336
3.90%, 06/01/50 (a)	100,000	76,244
Inova Health System Foundation
4.07%, 05/15/52 (a)	75,000	61,106
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	74,256
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	206,404
6.25%, 02/01/29 (a)	200,000	210,894
J.M. Smucker Co.
5.90%, 11/15/28 (a)	200,000	209,902
2.38%, 03/15/30 (a)	100,000	93,081
2.13%, 03/15/32 (a)	75,000	64,934
6.20%, 11/15/33 (a)	200,000	217,924
4.25%, 03/15/35	100,000	95,012
6.50%, 11/15/43 (a)	200,000	217,830
4.38%, 03/15/45	100,000	84,967
6.50%, 11/15/53 (a)	150,000	165,321
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29 (a)	100,000	96,393
3.75%, 12/01/31 (a)	100,000	95,146
3.63%, 01/15/32 (a)	200,000	187,820
3.00%, 05/15/32 (a)	250,000	225,902
5.75%, 04/01/33 (a)	200,000	209,704
6.75%, 03/15/34 (a)	300,000	333,300
4.38%, 02/02/52 (a)	150,000	118,566
6.50%, 12/01/52 (a)	300,000	314,403
7.25%, 11/15/53 (a)	200,000	227,346
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/36 (a)(d)	200,000	205,012
6.25%, 03/01/56 (a)(d)	200,000	203,168
6.38%, 04/15/66 (a)(d)	200,000	204,216
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(d)	150,000	158,649
6.38%, 02/25/55 (a)(d)	150,000	155,388
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	123,117
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
4.50%, 03/01/27	150,000	151,561
2.95%, 03/03/27 (a)	200,000	198,270
0.95%, 09/01/27 (a)	300,000	286,692
2.90%, 01/15/28 (a)	200,000	197,154
4.55%, 03/01/28 (a)	150,000	152,883
4.80%, 06/01/29 (a)	200,000	206,994
4.70%, 03/01/30 (a)	200,000	206,622
1.30%, 09/01/30 (a)	350,000	312,683
4.90%, 06/01/31 (a)	200,000	209,752
4.85%, 03/01/32 (a)	250,000	260,950
4.95%, 05/15/33	100,000	106,195
4.38%, 12/05/33 (a)	150,000	153,555
4.95%, 06/01/34 (a)	150,000	158,911
5.00%, 03/01/35 (a)	250,000	262,410
3.55%, 03/01/36 (a)	200,000	185,764
3.63%, 03/03/37 (a)	200,000	183,414
5.95%, 08/15/37	200,000	225,506
3.40%, 01/15/38 (a)	150,000	133,631
5.85%, 07/15/38	100,000	111,361
2.10%, 09/01/40 (a)	175,000	125,262
4.50%, 09/01/40	100,000	98,160
4.85%, 05/15/41	75,000	75,251
4.50%, 12/05/43 (a)	100,000	94,303
3.70%, 03/01/46 (a)	330,000	272,761
3.75%, 03/03/47 (a)	200,000	164,870
3.50%, 01/15/48 (a)	150,000	118,185
2.25%, 09/01/50 (a)	200,000	121,072
5.25%, 06/01/54 (a)	125,000	127,916
2.45%, 09/01/60 (a)	250,000	142,463
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	99,120
2.81%, 06/01/41 (a)	250,000	188,472
4.88%, 04/01/42	150,000	144,267
4.15%, 05/01/47 (a)	250,000	212,450
3.27%, 11/01/49 (a)	150,000	107,487
3.00%, 06/01/51 (a)	250,000	168,155
Kellanova
3.40%, 11/15/27 (a)	100,000	99,062
4.30%, 05/15/28 (a)	100,000	100,762
2.10%, 06/01/30 (a)	150,000	137,189
7.45%, 04/01/31	100,000	115,260
5.25%, 03/01/33 (a)	75,000	78,002
4.50%, 04/01/46	100,000	88,886
5.75%, 05/16/54 (a)	75,000	75,923
Kenvue, Inc.
5.05%, 03/22/28 (a)	150,000	153,502
5.00%, 03/22/30 (a)	150,000	154,684
4.85%, 05/22/32 (a)	100,000	102,520
4.90%, 03/22/33 (a)	225,000	230,854
5.10%, 03/22/43 (a)	150,000	145,568
5.05%, 03/22/53 (a)	250,000	232,220
5.20%, 03/22/63 (a)	150,000	138,888
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (a)	150,000	151,557
3.43%, 06/15/27 (a)	100,000	99,026
4.35%, 05/15/28 (a)	100,000	100,342
4.60%, 05/25/28 (a)	175,000	176,407
5.05%, 03/15/29 (a)	150,000	153,196
3.95%, 04/15/29 (a)	175,000	172,959
3.20%, 05/01/30 (a)	100,000	94,965
4.60%, 05/15/30 (a)	100,000	100,543
2.25%, 03/15/31 (a)	100,000	89,175
5.20%, 03/15/31 (a)	75,000	76,998
4.05%, 04/15/32 (a)	200,000	192,752
5.30%, 03/15/34 (a)	150,000	153,232
5.15%, 05/15/35 (a)	75,000	75,506
4.50%, 11/15/45 (a)	150,000	127,650

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.42%, 12/15/46 (a)	50,000	41,503
3.80%, 05/01/50 (a)	150,000	110,733
3.35%, 03/15/51 (a)	100,000	68,019
4.50%, 04/15/52 (a)	200,000	164,304
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	50,000	47,728
3.95%, 11/01/28 (a)	100,000	100,527
3.20%, 04/25/29 (a)	100,000	97,793
3.10%, 03/26/30 (a)	100,000	96,421
2.00%, 11/02/31 (a)	150,000	135,360
4.50%, 02/16/33 (a)	100,000	101,829
6.63%, 08/01/37	150,000	175,351
3.20%, 07/30/46 (a)	100,000	73,035
3.90%, 05/04/47 (a)	100,000	80,604
2.88%, 02/07/50 (a)	150,000	100,421
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	38,000	39,976
Koninklijke Philips NV
6.88%, 03/11/38	150,000	170,421
5.00%, 03/15/42	95,000	90,015
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	250,000	249,222
4.63%, 01/30/29 (a)	75,000	76,189
3.75%, 04/01/30 (a)	125,000	122,423
4.25%, 03/01/31 (a)	100,000	99,297
5.20%, 03/15/32 (a)	75,000	77,512
6.75%, 03/15/32	75,000	83,649
5.40%, 03/15/35 (a)	75,000	77,471
5.00%, 07/15/35 (a)	100,000	100,361
6.88%, 01/26/39	150,000	168,501
4.63%, 10/01/39 (a)	75,000	68,868
6.50%, 02/09/40	125,000	135,905
5.00%, 06/04/42	275,000	255,357
5.20%, 07/15/45 (a)	350,000	326,004
4.38%, 06/01/46 (a)	300,000	252,264
4.88%, 10/01/49 (a)	250,000	219,732
5.50%, 06/01/50 (a)	200,000	190,116
Kroger Co.
3.70%, 08/01/27 (a)	100,000	99,672
4.50%, 01/15/29 (a)	100,000	101,473
2.20%, 05/01/30 (a)	100,000	92,232
1.70%, 01/15/31 (a)	100,000	88,205
5.00%, 09/15/34 (a)	400,000	406,624
6.90%, 04/15/38	50,000	58,069
5.40%, 07/15/40 (a)	50,000	50,580
5.00%, 04/15/42 (a)	100,000	94,840
5.15%, 08/01/43 (a)	75,000	71,594
3.88%, 10/15/46 (a)	100,000	78,876
4.45%, 02/01/47 (a)	200,000	171,564
4.65%, 01/15/48 (a)	100,000	87,830
5.40%, 01/15/49 (a)	100,000	97,292
3.95%, 01/15/50 (a)	150,000	116,838
5.50%, 09/15/54 (a)	375,000	366,064
5.65%, 09/15/64 (a)	275,000	268,183
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	149,190
2.95%, 12/01/29 (a)	100,000	95,325
4.35%, 04/01/30 (a)	100,000	100,358
2.70%, 06/01/31 (a)	75,000	68,942
4.55%, 04/01/32 (a)	100,000	100,296
4.80%, 10/01/34 (a)	175,000	174,386
4.70%, 02/01/45 (a)	150,000	135,902
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	79,284
4.12%, 07/01/55 (g)	100,000	82,963
3.34%, 07/01/60 (a)	100,000	67,550
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mattel, Inc.
5.00%, 11/17/30 (a)	110,000	111,036
5.45%, 11/01/41 (a)	75,000	72,021
Mayo Clinic
4.00%, 11/15/47	100,000	82,142
3.20%, 11/15/61 (a)	150,000	99,381
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	150,000	148,561
2.50%, 04/15/30 (a)	100,000	93,239
1.85%, 02/15/31 (a)	100,000	88,521
4.95%, 04/15/33 (a)	100,000	102,134
4.70%, 10/15/34 (a)	75,000	74,435
4.20%, 08/15/47 (a)	50,000	41,462
McKesson Corp.
3.95%, 02/16/28 (a)	100,000	100,102
4.90%, 07/15/28 (a)	75,000	76,826
4.25%, 09/15/29 (a)	100,000	100,794
4.65%, 05/30/30 (a)	100,000	102,082
4.95%, 05/30/32 (a)	100,000	103,314
5.10%, 07/15/33 (a)	150,000	156,139
5.25%, 05/30/35 (a)	100,000	104,239
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	86,320
Mead Johnson Nutrition Co.
5.90%, 11/01/39	150,000	162,751
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	201,478
4.50%, 03/30/33 (a)	150,000	151,129
Medtronic, Inc.
4.38%, 03/15/35	400,000	396,376
4.63%, 03/15/45	325,000	301,447
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	97,952
4.20%, 07/01/55	190,000	159,653
Merck & Co., Inc.
1.70%, 06/10/27 (a)	300,000	291,378
3.85%, 09/15/27	125,000	125,495
1.90%, 12/10/28 (a)	200,000	189,066
3.40%, 03/07/29 (a)	350,000	344,662
4.30%, 05/17/30 (a)	150,000	151,978
1.45%, 06/24/30 (a)	250,000	223,830
4.15%, 09/15/30 (a)	125,000	125,885
2.15%, 12/10/31 (a)	350,000	312,511
4.55%, 09/15/32 (a)	175,000	178,033
4.50%, 05/17/33 (a)	300,000	304,884
6.50%, 12/01/33 (e)(f)	100,000	114,228
4.95%, 09/15/35 (a)	250,000	256,805
6.55%, 09/15/37	100,000	115,993
3.90%, 03/07/39 (a)	200,000	181,176
2.35%, 06/24/40 (a)	100,000	73,285
3.60%, 09/15/42 (a)	100,000	82,363
4.15%, 05/18/43	200,000	175,542
4.90%, 05/17/44 (a)	150,000	143,591
3.70%, 02/10/45 (a)	400,000	324,956
4.00%, 03/07/49 (a)	300,000	245,805
2.45%, 06/24/50 (a)	250,000	151,240
2.75%, 12/10/51 (a)	350,000	222,845
5.00%, 05/17/53 (a)	250,000	236,665
5.70%, 09/15/55 (a)	230,000	238,632
2.90%, 12/10/61 (a)	250,000	150,620
5.15%, 05/17/63 (a)	200,000	189,316
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	79,499
5.75%, 11/15/36	60,000	65,687

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	95,327
Molson Coors Beverage Co.
5.00%, 05/01/42	200,000	186,984
4.20%, 07/15/46 (a)	330,000	270,554
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	147,386
4.25%, 05/06/28 (a)	100,000	100,616
4.13%, 05/07/28 (a)	100,000	100,280
4.75%, 02/20/29 (a)	100,000	102,344
2.75%, 04/13/30 (a)	150,000	141,629
4.50%, 05/06/30 (a)	100,000	101,148
1.50%, 02/04/31 (a)	75,000	65,398
3.00%, 03/17/32 (a)	150,000	138,029
1.88%, 10/15/32 (a)	75,000	64,595
4.75%, 08/28/34 (a)	100,000	100,273
5.13%, 05/06/35 (a)	100,000	102,780
2.63%, 09/04/50 (a)	150,000	91,137
Montefiore Obligated Group
5.25%, 11/01/48	75,000	63,450
4.29%, 09/01/50	100,000	71,289
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	50,000	38,176
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	71,427
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	149,995
5.40%, 11/29/43 (a)	100,000	86,458
5.20%, 04/15/48 (a)	100,000	81,580
MyMichigan Health
3.41%, 06/01/50 (a)	75,000	53,541
Nationwide Children's Hospital, Inc.
4.56%, 11/01/52 (a)	75,000	66,501
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	71,452
4.02%, 08/01/45	150,000	127,524
2.61%, 08/01/60 (a)	50,000	28,471
3.95%, 08/01/19 (a)	100,000	70,986
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	36,035
4.26%, 11/01/47 (a)	150,000	125,073
3.81%, 11/01/49 (a)	100,000	75,638
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	81,307
3.17%, 11/01/51 (a)	100,000	68,727
3.32%, 11/01/61 (a)	75,000	49,592
Novartis Capital Corp.
2.00%, 02/14/27 (a)	150,000	147,069
3.10%, 05/17/27 (a)	200,000	198,394
3.90%, 11/05/28 (a)	130,000	130,593
3.80%, 09/18/29 (a)	175,000	174,603
2.20%, 08/14/30 (a)	350,000	324,478
4.10%, 11/05/30 (a)	320,000	321,325
4.00%, 09/18/31 (a)	150,000	149,907
4.30%, 11/05/32 (a)	170,000	170,430
4.20%, 09/18/34 (a)	200,000	196,940
4.60%, 11/05/35 (a)	170,000	170,127
3.70%, 09/21/42	100,000	84,265
4.40%, 05/06/44	350,000	318,062
5.20%, 11/05/45 (a)	60,000	59,869
4.00%, 11/20/45 (a)	225,000	191,585
2.75%, 08/14/50 (a)	200,000	131,458
4.70%, 09/18/54 (a)	125,000	114,198
5.30%, 11/05/55 (a)	100,000	99,212
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	31,426
NYU Langone Hospitals
4.78%, 07/01/44	50,000	46,579
4.37%, 07/01/47 (a)	100,000	89,066
3.38%, 07/01/55 (a)(g)	150,000	105,857
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	43,085
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	135,702
2.83%, 11/15/41 (a)	75,000	56,424
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	100,000	105,388
4.09%, 10/01/48 (a)	50,000	41,714
3.33%, 10/01/50 (a)	50,000	36,526
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	75,000	66,164
3.22%, 11/15/50 (a)	100,000	66,546
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	100,000	100,985
4.70%, 02/16/34 (a)	100,000	101,325
PepsiCo, Inc.
2.63%, 03/19/27 (a)	150,000	147,911
3.00%, 10/15/27 (a)	250,000	247,107
4.45%, 02/07/28 (a)	150,000	152,328
3.60%, 02/18/28 (a)	150,000	149,649
4.10%, 01/15/29 (a)	130,000	130,905
7.00%, 03/01/29	150,000	164,187
4.50%, 07/17/29 (a)	150,000	153,412
2.63%, 07/29/29 (a)	250,000	239,257
4.60%, 02/07/30 (a)	200,000	205,154
2.75%, 03/19/30 (a)	300,000	285,612
1.63%, 05/01/30 (a)	200,000	181,602
4.30%, 07/23/30 (a)	120,000	121,691
1.40%, 02/25/31 (a)	200,000	175,546
1.95%, 10/21/31 (a)	250,000	222,510
3.90%, 07/18/32 (a)	200,000	197,624
4.65%, 07/23/32 (a)	150,000	153,904
4.45%, 02/15/33 (a)	150,000	153,289
4.80%, 07/17/34 (a)	100,000	102,923
5.00%, 02/07/35 (a)	225,000	232,744
5.00%, 07/23/35 (a)	220,000	226,959
5.50%, 01/15/40	150,000	159,190
3.50%, 03/19/40 (a)	50,000	42,831
4.88%, 11/01/40	75,000	74,098
2.63%, 10/21/41 (a)	150,000	110,456
4.00%, 03/05/42	100,000	87,535
3.60%, 08/13/42	75,000	62,111
4.45%, 04/14/46 (a)	200,000	180,288
3.45%, 10/06/46 (a)	150,000	115,814
4.00%, 05/02/47 (a)	100,000	83,469
3.38%, 07/29/49 (a)	75,000	55,517
2.88%, 10/15/49 (a)	150,000	101,409
3.63%, 03/19/50 (a)	200,000	154,610
2.75%, 10/21/51 (a)	150,000	96,758
4.20%, 07/18/52 (a)	100,000	83,786
4.65%, 02/15/53 (a)	100,000	90,175
5.25%, 07/17/54 (a)	100,000	99,061
3.88%, 03/19/60 (a)	100,000	77,869
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	700,000	708,722
4.65%, 05/19/30 (a)	550,000	563,464
4.75%, 05/19/33 (a)	900,000	917,901
5.11%, 05/19/43 (a)	525,000	512,374
5.30%, 05/19/53 (a)	1,075,000	1,042,116
5.34%, 05/19/63 (a)	725,000	689,903

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pfizer, Inc.
3.00%, 12/15/26	250,000	248,242
3.88%, 11/15/27	180,000	180,389
3.60%, 09/15/28 (a)	200,000	199,728
3.45%, 03/15/29 (a)	300,000	296,781
2.63%, 04/01/30 (a)	200,000	189,250
1.70%, 05/28/30 (a)	200,000	181,380
4.20%, 11/15/30 (a)	180,000	180,929
1.75%, 08/18/31 (a)	200,000	177,150
4.50%, 11/15/32 (a)	230,000	231,736
4.88%, 11/15/35 (a)	230,000	232,912
4.00%, 12/15/36	150,000	142,104
4.10%, 09/15/38 (a)	150,000	138,729
3.90%, 03/15/39 (a)	125,000	112,251
7.20%, 03/15/39	460,000	557,423
2.55%, 05/28/40 (a)	200,000	149,030
5.60%, 09/15/40	125,000	131,101
4.30%, 06/15/43	100,000	88,823
4.40%, 05/15/44	180,000	163,454
4.13%, 12/15/46	200,000	168,430
4.20%, 09/15/48 (a)	200,000	169,012
4.00%, 03/15/49 (a)	250,000	204,345
2.70%, 05/28/50 (a)	200,000	127,978
5.60%, 11/15/55 (a)	90,000	91,091
5.70%, 11/15/65 (a)	90,000	90,628
Pharmacia LLC
6.60%, 12/01/28	150,000	161,358
Philip Morris International, Inc.
4.75%, 02/12/27	100,000	100,993
4.38%, 11/01/27	150,000	151,345
5.13%, 11/17/27 (a)	300,000	306,432
4.88%, 02/15/28 (a)	275,000	280,272
3.13%, 03/02/28 (a)	100,000	98,261
4.13%, 04/28/28	200,000	200,902
5.25%, 09/07/28 (a)	150,000	154,869
3.88%, 10/27/28 (a)	100,000	99,769
4.88%, 02/13/29 (a)	200,000	204,766
3.38%, 08/15/29 (a)	150,000	146,418
4.63%, 11/01/29 (a)	125,000	127,343
5.63%, 11/17/29 (a)	250,000	263,427
5.13%, 02/15/30 (a)	375,000	388,642
4.38%, 04/30/30 (a)	200,000	201,560
2.10%, 05/01/30 (a)	150,000	137,552
5.50%, 09/07/30 (a)	125,000	131,808
4.00%, 10/29/30 (a)	100,000	99,111
1.75%, 11/01/30 (a)	150,000	133,796
5.13%, 02/13/31 (a)	200,000	208,018
4.75%, 11/01/31 (a)	125,000	127,918
4.25%, 10/29/32 (a)	150,000	148,036
5.75%, 11/17/32 (a)	300,000	322,299
5.38%, 02/15/33 (a)	400,000	419,564
5.63%, 09/07/33 (a)	150,000	159,892
5.25%, 02/13/34 (a)	300,000	311,526
4.90%, 11/01/34 (a)	125,000	126,804
4.88%, 04/30/35 (a)	100,000	101,001
4.63%, 10/29/35 (a)	150,000	147,752
6.38%, 05/16/38	250,000	281,672
4.38%, 11/15/41	100,000	89,736
4.50%, 03/20/42	100,000	90,554
3.88%, 08/21/42	200,000	167,022
4.13%, 03/04/43	175,000	150,580
4.88%, 11/15/43	175,000	164,015
4.25%, 11/10/44	200,000	172,648
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	144,766
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	194,890
3.50%, 03/01/32 (a)	150,000	138,764
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 07/01/33 (a)	150,000	161,295
6.88%, 05/15/34 (a)	100,000	111,147
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	106,405
5.60%, 03/01/31 (a)	90,000	91,240
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	50,000	45,643
Procter & Gamble Co.
1.90%, 02/01/27	200,000	196,014
2.80%, 03/25/27	100,000	98,935
2.85%, 08/11/27	150,000	148,162
3.95%, 01/26/28	100,000	100,693
4.35%, 01/29/29	100,000	102,037
4.15%, 10/24/29	100,000	101,643
3.00%, 03/25/30	300,000	289,812
4.05%, 05/01/30	100,000	100,756
1.20%, 10/29/30	150,000	132,428
1.95%, 04/23/31	150,000	135,996
2.30%, 02/01/32	200,000	183,828
4.10%, 11/03/32	100,000	100,040
4.05%, 01/26/33	150,000	150,832
4.55%, 01/29/34	150,000	153,433
5.80%, 08/15/34	100,000	110,370
4.55%, 10/24/34	75,000	76,601
4.60%, 05/01/35	150,000	153,474
4.35%, 11/03/35	100,000	99,792
5.55%, 03/05/37	150,000	164,241
3.55%, 03/25/40	100,000	87,367
3.50%, 10/25/47	100,000	78,245
3.60%, 03/25/50	100,000	78,097
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	188,916
5.37%, 10/01/32 (a)	70,000	72,898
5.40%, 10/01/33 (a)	100,000	103,993
3.93%, 10/01/48 (a)	100,000	78,651
2.70%, 10/01/51 (a)	150,000	90,851
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	150,000	151,912
4.20%, 06/30/29 (a)	100,000	100,492
4.63%, 12/15/29 (a)	100,000	101,870
2.95%, 06/30/30 (a)	150,000	142,295
2.80%, 06/30/31 (a)	100,000	92,501
6.40%, 11/30/33 (a)	125,000	139,369
5.00%, 12/15/34 (a)	150,000	152,989
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	223,260
2.80%, 09/15/50 (a)	150,000	94,494
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	94,063
3.30%, 09/15/29 (a)	150,000	144,815
2.55%, 03/15/31 (a)	100,000	90,578
2.25%, 09/15/31 (a)	75,000	66,236
3.63%, 03/15/51 (a)	50,000	36,084
Reynolds American, Inc.
5.70%, 08/15/35 (a)	150,000	157,954
7.25%, 06/15/37	75,000	87,298
6.15%, 09/15/43	100,000	103,798
5.85%, 08/15/45 (a)	425,000	423,916
Royalty Pharma PLC
1.75%, 09/02/27 (a)	200,000	192,052
5.15%, 09/02/29 (a)	75,000	77,117
2.20%, 09/02/30 (a)	200,000	181,416
4.45%, 03/25/31 (a)	110,000	109,823
2.15%, 09/02/31 (a)	150,000	131,946
5.40%, 09/02/34 (a)	75,000	77,200
5.20%, 09/25/35 (a)	160,000	161,944
3.30%, 09/02/40 (a)	200,000	156,970

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 09/02/50 (a)	150,000	105,698
3.35%, 09/02/51 (a)	150,000	101,397
5.90%, 09/02/54 (a)	75,000	75,112
5.95%, 09/25/55 (a)	90,000	90,935
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	100,000	99,404
Sanofi SA
3.63%, 06/19/28 (a)	175,000	174,503
3.80%, 11/03/28 (a)	100,000	100,236
4.20%, 11/03/32 (a)	200,000	200,112
Sentara Health
2.93%, 11/01/51 (a)	75,000	49,037
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	31,670
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	224,875
5.40%, 03/20/34 (a)	150,000	156,636
Solventum Corp.
5.45%, 02/25/27 (a)	100,000	101,442
5.40%, 03/01/29 (a)	100,000	103,462
5.45%, 03/13/31 (a)	200,000	209,144
5.60%, 03/23/34 (a)	275,000	287,554
5.90%, 04/30/54 (a)	250,000	256,770
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	101,901
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	96,874
3.80%, 11/15/48 (a)	150,000	119,526
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	138,234
3.75%, 03/15/51 (a)	150,000	112,358
Stryker Corp.
4.70%, 02/10/28 (a)	150,000	152,412
3.65%, 03/07/28 (a)	150,000	149,437
4.85%, 12/08/28 (a)	75,000	76,915
4.25%, 09/11/29 (a)	125,000	126,094
4.85%, 02/10/30 (a)	150,000	154,455
1.95%, 06/15/30 (a)	200,000	182,106
4.63%, 09/11/34 (a)	150,000	150,462
5.20%, 02/10/35 (a)	150,000	155,745
4.10%, 04/01/43 (a)	75,000	64,935
4.38%, 05/15/44 (a)	100,000	88,518
4.63%, 03/15/46 (a)	175,000	159,098
2.90%, 06/15/50 (a)	150,000	100,769
Summa Health
3.51%, 11/15/51 (a)	50,000	39,386
Sutter Health
2.29%, 08/15/30 (a)	100,000	92,410
5.21%, 08/15/32 (a)	100,000	104,329
5.16%, 08/15/33 (a)	75,000	77,807
5.54%, 08/15/35 (a)	200,000	211,882
3.16%, 08/15/40 (a)	100,000	80,218
4.09%, 08/15/48 (a)	65,000	54,209
3.36%, 08/15/50 (a)	75,000	54,131
5.55%, 08/15/53 (a)	100,000	101,837
Sysco Corp.
3.25%, 07/15/27 (a)	150,000	148,258
5.75%, 01/17/29 (a)	75,000	78,593
2.40%, 02/15/30 (a)	100,000	93,171
5.95%, 04/01/30 (a)	200,000	212,458
5.10%, 09/23/30 (a)	125,000	129,141
2.45%, 12/14/31 (a)	150,000	134,640
6.00%, 01/17/34 (a)	100,000	109,060
5.40%, 03/23/35 (a)	100,000	104,257
6.60%, 04/01/40 (a)	75,000	84,404
4.85%, 10/01/45 (a)	100,000	91,841
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/01/46 (a)	75,000	65,469
4.45%, 03/15/48 (a)	100,000	86,396
3.30%, 02/15/50 (a)	100,000	70,599
6.60%, 04/01/50 (a)	200,000	222,508
3.15%, 12/14/51 (a)	150,000	101,211
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	256,207
2.05%, 03/31/30 (a)	500,000	457,925
5.30%, 07/05/34 (a)	200,000	207,746
3.03%, 07/09/40 (a)	200,000	155,154
5.65%, 07/05/44 (a)	200,000	205,096
3.18%, 07/09/50 (a)	250,000	170,777
5.65%, 07/05/54 (a)	200,000	201,346
3.38%, 07/09/60 (a)	200,000	131,308
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	300,000	308,028
5.90%, 07/07/55 (a)	200,000	207,996
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	117,320
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (a)	100,000	101,019
4.80%, 11/21/27 (a)	100,000	101,867
1.75%, 10/15/28 (a)	100,000	94,298
5.00%, 01/31/29 (a)	200,000	206,372
2.60%, 10/01/29 (a)	150,000	142,715
4.98%, 08/10/30 (a)	150,000	155,742
4.20%, 03/01/31 (a)	100,000	100,255
2.00%, 10/15/31 (a)	250,000	223,657
4.47%, 10/07/32 (a)	125,000	125,994
4.95%, 11/21/32 (a)	100,000	104,011
5.09%, 08/10/33 (a)	200,000	208,770
5.20%, 01/31/34 (a)	100,000	104,765
4.79%, 10/07/35 (a)	125,000	126,265
4.89%, 10/07/37 (a)	100,000	100,480
2.80%, 10/15/41 (a)	200,000	149,346
5.40%, 08/10/43 (a)	100,000	101,972
5.30%, 02/01/44 (a)	45,000	45,116
4.10%, 08/15/47 (a)	150,000	127,428
Toledo Hospital
5.75%, 11/15/38 (a)	100,000	101,066
Trinity Health Corp.
4.13%, 12/01/45	100,000	85,678
3.43%, 12/01/48	75,000	58,229
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	250,000	247,985
4.35%, 03/01/29 (a)	150,000	150,517
5.40%, 03/15/29 (a)	100,000	103,476
5.70%, 03/15/34 (a)	175,000	185,248
4.88%, 08/15/34 (a)	50,000	50,160
5.15%, 08/15/44 (a)	150,000	142,190
4.55%, 06/02/47 (a)	100,000	86,261
5.10%, 09/28/48 (a)	300,000	278,508
Unilever Capital Corp.
2.90%, 05/05/27 (a)	250,000	247,242
4.25%, 08/12/27 (a)	150,000	151,203
3.50%, 03/22/28 (a)	150,000	149,082
4.88%, 09/08/28 (a)	150,000	154,266
2.13%, 09/06/29 (a)	150,000	141,065
1.38%, 09/14/30 (a)	100,000	89,031
1.75%, 08/12/31 (a)	50,000	44,238
5.90%, 11/15/32	200,000	219,806
5.00%, 12/08/33 (a)	150,000	156,528
4.63%, 08/12/34 (a)	250,000	253,595
2.63%, 08/12/51 (a)	100,000	63,057

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	100,000	100,682
2.65%, 10/15/30 (a)	225,000	205,594
5.05%, 10/15/34 (a)	100,000	98,691
UPMC
5.04%, 05/15/33 (a)	100,000	102,790
5.38%, 05/15/43 (a)	50,000	49,762
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	200,000	165,702
Viatris, Inc.
2.30%, 06/22/27 (a)	100,000	96,589
2.70%, 06/22/30 (a)	300,000	273,483
3.85%, 06/22/40 (a)	250,000	191,520
4.00%, 06/22/50 (a)	400,000	268,304
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	64,850
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	96,360
Wyeth LLC
6.50%, 02/01/34	150,000	170,115
6.00%, 02/15/36	100,000	109,722
5.95%, 04/01/37	375,000	409,586
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	60,172
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	100,000	100,732
5.35%, 12/01/28 (a)	100,000	103,525
5.05%, 02/19/30 (a)	100,000	103,173
2.60%, 11/24/31 (a)	150,000	135,677
5.20%, 09/15/34 (a)	100,000	102,740
5.50%, 02/19/35 (a)	100,000	104,576
5.75%, 11/30/39	75,000	79,061
4.45%, 08/15/45 (a)	75,000	66,119
Zoetis, Inc.
3.00%, 09/12/27 (a)	100,000	98,519
4.15%, 08/17/28 (a)	150,000	150,972
3.90%, 08/20/28 (a)	100,000	100,053
2.00%, 05/15/30 (a)	150,000	137,585
5.60%, 11/16/32 (a)	150,000	160,360
5.00%, 08/17/35 (a)	175,000	177,989
4.70%, 02/01/43 (a)	195,000	181,506
3.95%, 09/12/47 (a)	100,000	81,634
4.45%, 08/20/48 (a)	75,000	65,535
3.00%, 05/15/50 (a)	100,000	67,625
		200,402,268
Energy 1.7%
APA Corp.
4.25%, 01/15/30 (a)	100,000	98,231
6.10%, 02/15/35 (a)	50,000	51,579
6.00%, 01/15/37	75,000	75,683
5.10%, 09/01/40 (a)	125,000	111,435
5.35%, 07/01/49 (a)	25,000	21,164
6.75%, 02/15/55 (a)	100,000	101,149
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	198,048
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	98,065
3.34%, 12/15/27 (a)	200,000	197,824
3.14%, 11/07/29 (a)	100,000	96,739
4.49%, 05/01/30 (a)	150,000	151,962
4.08%, 12/15/47 (a)	250,000	202,470
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	100,000	100,318
4.80%, 05/03/29 (a)	100,000	101,342
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 02/15/31 (a)	100,000	94,077
3.60%, 09/01/32 (a)	100,000	92,691
5.63%, 08/01/34 (a)	100,000	104,496
5.38%, 02/15/36 (a)	100,000	100,757
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	100,000	99,069
3.54%, 04/06/27 (a)	100,000	99,695
3.59%, 04/14/27 (a)	100,000	99,582
5.02%, 11/17/27 (a)	150,000	153,169
3.94%, 09/21/28 (a)	150,000	150,161
4.23%, 11/06/28 (a)	350,000	353,017
4.70%, 04/10/29 (a)	200,000	204,190
4.97%, 10/17/29 (a)	150,000	154,884
4.87%, 11/25/29 (a)	100,000	102,921
3.63%, 04/06/30 (a)	300,000	295,347
1.75%, 08/10/30 (a)	200,000	179,960
2.72%, 01/12/32 (a)	350,000	320,232
4.81%, 02/13/33 (a)	400,000	407,484
4.89%, 09/11/33 (a)	250,000	256,072
4.99%, 04/10/34 (a)	250,000	256,900
5.23%, 11/17/34 (a)	425,000	442,744
3.06%, 06/17/41 (a)	300,000	231,579
3.00%, 02/24/50 (a)	325,000	217,279
2.77%, 11/10/50 (a)	250,000	158,425
2.94%, 06/04/51 (a)	400,000	261,024
3.00%, 03/17/52 (a)	250,000	164,155
3.38%, 02/08/61 (a)	300,000	201,663
BP Capital Markets PLC
3.28%, 09/19/27 (a)	275,000	272,547
3.72%, 11/28/28 (a)	150,000	149,168
Burlington Resources LLC
5.95%, 10/15/36	75,000	81,748
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	250,000	249,110
5.00%, 12/15/29 (a)	140,000	143,434
2.95%, 07/15/30 (a)	100,000	94,319
7.20%, 01/15/32	75,000	84,869
6.45%, 06/30/33	95,000	103,783
5.40%, 12/15/34 (a)	150,000	153,702
5.85%, 02/01/35	100,000	104,958
6.25%, 03/15/38	180,000	193,576
6.75%, 02/01/39	150,000	166,918
4.95%, 06/01/47 (a)	100,000	89,000
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	90,000	90,302
2.65%, 01/15/32 (a)	100,000	89,205
5.40%, 03/20/36 (a)	90,000	90,981
5.25%, 06/15/37 (a)	76,000	74,438
6.75%, 11/15/39	100,000	111,518
5.40%, 06/15/47 (a)	100,000	92,810
3.75%, 02/15/52 (a)	150,000	106,691
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	227,369
3.70%, 11/15/29 (a)	200,000	195,702
2.74%, 12/31/39 (a)	100,000	86,017
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	250,167
4.00%, 03/01/31 (a)	250,000	243,065
3.25%, 01/31/32 (a)	225,000	207,034
5.95%, 06/30/33 (a)	300,000	318,939
5.75%, 08/15/34 (a)	200,000	209,382
5.55%, 10/30/35 (a)(d)	200,000	205,900
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	300,045
5.65%, 04/15/34 (a)	250,000	260,877

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chevron Corp.
2.00%, 05/11/27 (a)	200,000	195,224
2.24%, 05/11/30 (a)	275,000	255,665
3.08%, 05/11/50 (a)	175,000	121,706
Chevron USA, Inc.
4.41%, 02/26/27	150,000	151,260
1.02%, 08/12/27 (a)	150,000	143,463
3.95%, 08/13/27	100,000	100,578
3.85%, 01/15/28 (a)	100,000	100,273
4.48%, 02/26/28 (a)	175,000	177,765
4.05%, 08/13/28 (a)	150,000	151,400
3.25%, 10/15/29 (a)	100,000	97,851
4.69%, 04/15/30 (a)	200,000	205,274
4.30%, 10/15/30 (a)	200,000	202,558
4.82%, 04/15/32 (a)	125,000	129,144
4.50%, 10/15/32 (a)	250,000	253,900
4.98%, 04/15/35 (a)	125,000	128,919
4.85%, 10/15/35 (a)	150,000	152,181
6.00%, 03/01/41 (a)	50,000	55,146
5.25%, 11/15/43 (a)	50,000	50,702
2.34%, 08/12/50 (a)	150,000	89,429
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	100,105
ConocoPhillips
5.90%, 10/15/32	100,000	109,258
5.90%, 05/15/38	125,000	135,826
6.50%, 02/01/39	300,000	341,550
4.88%, 10/01/47 (a)	100,000	91,362
ConocoPhillips Co.
6.95%, 04/15/29	150,000	163,939
4.70%, 01/15/30 (a)	250,000	255,687
4.85%, 01/15/32 (a)	100,000	103,095
5.05%, 09/15/33 (a)	150,000	155,577
5.00%, 01/15/35 (a)	250,000	255,850
3.76%, 03/15/42 (a)	150,000	123,843
4.30%, 11/15/44 (a)	150,000	129,696
5.95%, 03/15/46 (a)	60,000	63,307
3.80%, 03/15/52 (a)	200,000	150,336
5.30%, 05/15/53 (a)	150,000	142,742
5.55%, 03/15/54 (a)	200,000	197,602
5.50%, 01/15/55 (a)	200,000	195,982
4.03%, 03/15/62 (a)	307,000	229,172
5.70%, 09/15/63 (a)	150,000	149,043
5.65%, 01/15/65 (a)	75,000	74,183
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	249,377
4.90%, 06/01/44 (a)	100,000	80,577
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	149,489
4.38%, 03/15/29 (a)	100,000	100,245
5.60%, 03/15/34 (a)	75,000	77,683
5.40%, 02/15/35 (a)	150,000	153,351
5.90%, 02/15/55 (a)	150,000	146,178
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	200,000	204,910
3.25%, 02/15/32 (a)	100,000	92,131
5.60%, 04/01/44 (a)	75,000	72,893
Devon Energy Corp.
5.25%, 10/15/27 (a)	130,000	130,022
5.88%, 06/15/28 (a)(d)	30,000	30,013
4.50%, 01/15/30 (a)	130,000	130,367
7.88%, 09/30/31	100,000	116,569
7.95%, 04/15/32	100,000	116,700
5.20%, 09/15/34 (a)	200,000	200,986
5.60%, 07/15/41 (a)	225,000	219,143
4.75%, 05/15/42 (a)	100,000	87,424
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 06/15/45 (a)	175,000	153,335
5.75%, 09/15/54 (a)	200,000	186,506
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	198,404
5.20%, 04/18/27 (a)	150,000	152,142
3.50%, 12/01/29 (a)	150,000	145,545
5.15%, 01/30/30 (a)	150,000	154,476
3.13%, 03/24/31 (a)	150,000	140,384
6.25%, 03/15/33 (a)	200,000	216,704
5.40%, 04/18/34 (a)	200,000	205,754
5.55%, 04/01/35 (a)	200,000	206,978
4.40%, 03/24/51 (a)	100,000	81,625
4.25%, 03/15/52 (a)	150,000	119,070
6.25%, 03/15/53 (a)	100,000	102,759
5.75%, 04/18/54 (a)	300,000	289,782
5.90%, 04/18/64 (a)	225,000	217,174
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	100,000	105,958
5.65%, 10/15/54 (a)	150,000	147,981
6.20%, 01/15/55 (a)	100,000	105,323
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	100,000	95,701
4.80%, 11/01/43 (a)(d)	100,000	90,721
4.60%, 12/15/44 (a)	75,000	66,271
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	119,045
5.50%, 09/15/40 (a)	80,000	80,471
7.38%, 10/15/45 (a)	100,000	118,423
Enbridge, Inc.
4.25%, 12/01/26 (a)	150,000	150,227
5.25%, 04/05/27 (a)	125,000	126,718
3.70%, 07/15/27 (a)	150,000	149,127
4.60%, 06/20/28 (a)	70,000	70,797
6.00%, 11/15/28 (a)	150,000	157,866
4.20%, 11/20/28 (a)	90,000	90,225
5.30%, 04/05/29 (a)	150,000	154,947
3.13%, 11/15/29 (a)	175,000	167,842
4.90%, 06/20/30 (a)	110,000	112,719
6.20%, 11/15/30 (a)	150,000	161,767
4.50%, 02/15/31 (a)	90,000	90,354
5.70%, 03/08/33 (a)	400,000	423,992
2.50%, 08/01/33 (a)	200,000	172,080
5.63%, 04/05/34 (a)	200,000	210,162
5.55%, 06/20/35 (a)	170,000	176,878
5.20%, 11/20/35 (a)	90,000	91,009
4.50%, 06/10/44 (a)	100,000	86,033
5.50%, 12/01/46 (a)	100,000	99,813
4.00%, 11/15/49 (a)	100,000	77,515
3.40%, 08/01/51 (a)	150,000	103,875
6.70%, 11/15/53 (a)	225,000	251,577
5.95%, 04/05/54 (a)	225,000	231,793
7.20%, 06/27/54 (a)(b)	125,000	134,083
7.38%, 03/15/55 (a)(b)	100,000	106,403
Energy Transfer LP
6.05%, 12/01/26 (a)	300,000	305,268
4.40%, 03/15/27 (a)	150,000	150,294
4.20%, 04/15/27 (a)	100,000	100,021
5.50%, 06/01/27 (a)	150,000	152,396
4.00%, 10/01/27 (a)	100,000	99,808
5.55%, 02/15/28 (a)	150,000	154,420
4.95%, 05/15/28 (a)	150,000	152,490
4.95%, 06/15/28 (a)	150,000	152,635
6.10%, 12/01/28 (a)	150,000	157,767
5.25%, 04/15/29 (a)	300,000	308,862
5.25%, 07/01/29 (a)	200,000	206,472
4.15%, 09/15/29 (a)	100,000	99,574
5.20%, 04/01/30 (a)	125,000	129,380

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 05/15/30 (a)	200,000	195,232
6.40%, 12/01/30 (a)	200,000	217,232
5.75%, 02/15/33 (a)	250,000	263,975
6.55%, 12/01/33 (a)	250,000	275,800
5.55%, 05/15/34 (a)	200,000	206,644
5.60%, 09/01/34 (a)	225,000	233,316
4.90%, 03/15/35 (a)	80,000	78,632
5.70%, 04/01/35 (a)	200,000	208,170
6.63%, 10/15/36	100,000	109,607
5.80%, 06/15/38 (a)	100,000	102,770
7.50%, 07/01/38	100,000	117,097
6.05%, 06/01/41 (a)	100,000	101,789
6.50%, 02/01/42 (a)	200,000	212,486
6.10%, 02/15/42	50,000	50,713
4.95%, 01/15/43 (a)	100,000	89,224
5.15%, 02/01/43 (a)	100,000	90,631
5.95%, 10/01/43 (a)	100,000	98,917
5.30%, 04/01/44 (a)	100,000	91,560
5.00%, 05/15/44 (a)	75,000	66,033
5.15%, 03/15/45 (a)	200,000	179,120
5.35%, 05/15/45 (a)	175,000	160,874
6.13%, 12/15/45 (a)	165,000	165,140
5.30%, 04/15/47 (a)	200,000	180,680
5.40%, 10/01/47 (a)	275,000	250,772
6.00%, 06/15/48 (a)	200,000	196,584
6.25%, 04/15/49 (a)	300,000	302,244
5.00%, 05/15/50 (a)	350,000	298,049
5.95%, 05/15/54 (a)	300,000	289,518
6.05%, 09/01/54 (a)	225,000	220,318
6.20%, 04/01/55 (a)	200,000	200,000
Eni USA, Inc.
7.30%, 11/15/27	100,000	105,821
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	200,000	201,454
3.95%, 02/15/27 (a)	150,000	150,117
4.30%, 06/20/28 (a)	90,000	90,774
4.15%, 10/16/28 (a)	150,000	150,975
3.13%, 07/31/29 (a)	150,000	145,599
2.80%, 01/31/30 (a)	250,000	237,777
4.60%, 01/15/31 (a)	240,000	243,559
5.35%, 01/31/33 (a)	200,000	210,442
6.88%, 03/01/33	50,000	57,059
4.85%, 01/31/34 (a)	150,000	152,746
6.65%, 10/15/34	75,000	85,573
4.95%, 02/15/35 (a)	200,000	203,678
5.20%, 01/15/36 (a)	290,000	297,639
7.55%, 04/15/38	100,000	122,010
6.13%, 10/15/39	100,000	109,256
6.45%, 09/01/40	100,000	112,894
5.95%, 02/01/41	100,000	106,630
5.70%, 02/15/42	100,000	103,079
4.85%, 08/15/42 (a)	100,000	93,702
4.45%, 02/15/43 (a)	200,000	179,232
4.85%, 03/15/44 (a)	225,000	209,230
5.10%, 02/15/45 (a)	200,000	191,786
4.90%, 05/15/46 (a)	200,000	184,596
4.25%, 02/15/48 (a)	250,000	209,560
4.80%, 02/01/49 (a)	250,000	225,190
4.20%, 01/31/50 (a)	250,000	205,157
3.70%, 01/31/51 (a)	200,000	149,572
3.20%, 02/15/52 (a)	200,000	135,820
3.30%, 02/15/53 (a)	180,000	123,358
4.95%, 10/15/54 (a)	75,000	67,977
5.55%, 02/16/55 (a)	250,000	247,855
3.95%, 01/31/60 (a)	200,000	149,824
5.25%, 08/16/77 (a)(b)	175,000	174,781
5.38%, 02/15/78 (a)(b)	100,000	99,860
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EOG Resources, Inc.
4.40%, 07/15/28 (a)	90,000	91,076
4.38%, 04/15/30 (a)	100,000	100,916
4.40%, 01/15/31 (a)	140,000	140,805
5.00%, 07/15/32 (a)	230,000	236,313
3.90%, 04/01/35 (a)	74,000	69,348
5.35%, 01/15/36 (a)	230,000	238,666
4.95%, 04/15/50 (a)	150,000	136,644
5.65%, 12/01/54 (a)	175,000	175,339
5.95%, 07/15/55 (a)	90,000	93,720
EQT Corp.
6.50%, 07/01/27 (a)	75,000	76,677
3.90%, 10/01/27 (a)	250,000	248,630
5.70%, 04/01/28 (a)	100,000	103,344
4.50%, 01/15/29 (a)	100,000	100,122
5.00%, 01/15/29 (a)	100,000	101,449
6.38%, 04/01/29 (a)	100,000	103,644
7.00%, 02/01/30 (a)(f)	125,000	135,979
7.50%, 06/01/30 (a)	100,000	110,407
4.75%, 01/15/31 (a)	150,000	151,058
5.75%, 02/01/34 (a)	150,000	157,998
Expand Energy Corp.
5.38%, 02/01/29 (a)	125,000	125,379
5.38%, 03/15/30 (a)	200,000	202,968
4.75%, 02/01/32 (a)	200,000	197,942
5.70%, 01/15/35 (a)	150,000	155,937
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	250,000	248,745
2.44%, 08/16/29 (a)	200,000	191,426
3.48%, 03/19/30 (a)	350,000	343,689
2.61%, 10/15/30 (a)	350,000	328,762
3.00%, 08/16/39 (a)	150,000	121,823
4.23%, 03/19/40 (a)	350,000	324,978
3.57%, 03/06/45 (a)	230,000	183,464
4.11%, 03/01/46 (a)	475,000	405,303
3.10%, 08/16/49 (a)	300,000	210,126
4.33%, 03/19/50 (a)	500,000	428,875
3.45%, 04/15/51 (a)	450,000	331,636
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	190,004
4.85%, 11/15/35 (a)	175,000	174,226
6.70%, 09/15/38	100,000	112,485
7.45%, 09/15/39	200,000	239,876
4.50%, 11/15/41 (a)	150,000	132,926
4.75%, 08/01/43 (a)	100,000	89,642
5.00%, 11/15/45 (a)	330,000	301,844
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	75,000	75,610
4.85%, 12/01/29 (a)	75,000	75,392
2.90%, 09/29/31 (a)	100,000	89,541
5.50%, 12/01/34 (a)	100,000	99,741
Hess Corp.
4.30%, 04/01/27 (a)	250,000	250,947
7.88%, 10/01/29	100,000	113,767
7.30%, 08/15/31	100,000	115,820
7.13%, 03/15/33	100,000	116,857
6.00%, 01/15/40	140,000	153,373
5.60%, 02/15/41	250,000	261,822
5.80%, 04/01/47 (a)	100,000	104,441
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	100,132
4.50%, 10/01/30 (a)	100,000	99,099
5.75%, 01/15/31 (a)	100,000	103,923
5.50%, 09/01/32 (a)	100,000	102,274
6.25%, 01/15/35 (a)	150,000	158,064

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	50,000	56,998
7.75%, 03/15/32	50,000	58,344
7.30%, 08/15/33	100,000	115,322
5.80%, 03/15/35	150,000	158,730
6.50%, 02/01/37	75,000	82,650
6.95%, 01/15/38	180,000	205,042
6.50%, 09/01/39	100,000	109,709
6.55%, 09/15/40	75,000	82,352
7.50%, 11/15/40	100,000	119,623
6.38%, 03/01/41	100,000	107,493
5.63%, 09/01/41	50,000	49,989
5.00%, 08/15/42 (a)	100,000	93,170
4.70%, 11/01/42 (a)	45,000	40,001
5.00%, 03/01/43 (a)	100,000	92,352
5.50%, 03/01/44 (a)	200,000	195,238
5.40%, 09/01/44 (a)	95,000	91,271
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	200,000	201,174
5.00%, 02/01/29 (a)	200,000	205,080
5.15%, 06/01/30 (a)	200,000	207,424
2.00%, 02/15/31 (a)	250,000	223,227
7.80%, 08/01/31	100,000	116,528
7.75%, 01/15/32	150,000	174,919
4.80%, 02/01/33 (a)	200,000	201,804
5.20%, 06/01/33 (a)	250,000	258,340
5.40%, 02/01/34 (a)	150,000	155,647
5.30%, 12/01/34 (a)	150,000	153,966
5.85%, 06/01/35 (a)	150,000	159,159
5.55%, 06/01/45 (a)	330,000	323,179
5.05%, 02/15/46 (a)	200,000	183,098
5.20%, 03/01/48 (a)	100,000	92,875
3.25%, 08/01/50 (a)	100,000	67,006
3.60%, 02/15/51 (a)	150,000	107,124
5.45%, 08/01/52 (a)	150,000	142,059
5.95%, 08/01/54 (a)	100,000	101,623
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	100,000	100,836
3.80%, 04/01/28 (a)	100,000	99,371
5.15%, 03/01/30 (a)	200,000	206,226
5.70%, 03/01/35 (a)	150,000	155,893
6.50%, 03/01/41 (a)	220,000	236,467
4.75%, 09/15/44 (a)	150,000	130,407
4.50%, 04/01/48 (a)	100,000	81,494
5.00%, 09/15/54 (a)	100,000	85,403
MPLX LP
4.13%, 03/01/27 (a)	200,000	199,860
4.25%, 12/01/27 (a)	150,000	150,389
4.00%, 03/15/28 (a)	250,000	249,347
4.80%, 02/15/29 (a)	150,000	152,557
2.65%, 08/15/30 (a)	250,000	231,690
4.80%, 02/15/31 (a)	200,000	202,624
4.95%, 09/01/32 (a)	150,000	151,308
5.00%, 01/15/33 (a)	150,000	151,496
5.00%, 03/01/33 (a)	200,000	201,978
5.50%, 06/01/34 (a)	325,000	333,879
5.40%, 04/01/35 (a)	175,000	177,534
5.40%, 09/15/35 (a)	300,000	303,825
4.50%, 04/15/38 (a)	350,000	321,209
5.20%, 03/01/47 (a)	150,000	135,189
5.20%, 12/01/47 (a)	100,000	90,388
4.70%, 04/15/48 (a)	300,000	252,381
5.50%, 02/15/49 (a)	275,000	255,733
4.95%, 03/14/52 (a)	250,000	213,452
5.65%, 03/01/53 (a)	100,000	94,105
5.95%, 04/01/55 (a)	175,000	171,528
6.20%, 09/15/55 (a)	200,000	202,442
4.90%, 04/15/58 (a)	100,000	83,233
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	99,545
4.75%, 09/01/28 (a)	100,000	101,092
5.50%, 03/15/30 (a)	95,000	98,407
5.95%, 03/15/35 (a)	95,000	100,010
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	99,914
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	97,678
3.95%, 12/01/42 (a)	225,000	178,785
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	100,000	104,838
5.00%, 08/01/27 (a)	100,000	101,860
6.38%, 09/01/28 (a)	100,000	105,038
5.20%, 08/01/29 (a)	200,000	205,098
8.88%, 07/15/30 (a)	200,000	231,782
6.63%, 09/01/30 (a)	150,000	161,638
6.13%, 01/01/31 (a)	200,000	211,772
7.50%, 05/01/31	200,000	225,804
7.88%, 09/15/31	75,000	86,356
5.38%, 01/01/32 (a)	150,000	153,582
5.55%, 10/01/34 (a)	200,000	204,252
6.45%, 09/15/36	300,000	320,637
7.95%, 06/15/39	75,000	89,109
6.20%, 03/15/40	150,000	153,768
6.60%, 03/15/46 (a)	200,000	208,630
4.40%, 04/15/46 (a)	100,000	79,633
4.20%, 03/15/48 (a)	50,000	37,620
6.05%, 10/01/54 (a)	200,000	194,582
ONEOK Partners LP
6.65%, 10/01/36	100,000	109,838
6.85%, 10/15/37	75,000	83,378
6.13%, 02/01/41 (a)	150,000	155,496
6.20%, 09/15/43 (a)	75,000	77,096
ONEOK, Inc.
4.00%, 07/13/27 (a)	100,000	99,870
4.25%, 09/24/27 (a)	200,000	200,730
4.55%, 07/15/28 (a)	150,000	151,329
5.65%, 11/01/28 (a)	150,000	155,950
4.35%, 03/15/29 (a)	150,000	150,455
5.38%, 06/01/29 (a)	100,000	103,127
3.40%, 09/01/29 (a)	150,000	145,139
4.40%, 10/15/29 (a)	100,000	100,434
3.10%, 03/15/30 (a)	100,000	95,182
3.25%, 06/01/30 (a)	100,000	95,251
5.80%, 11/01/30 (a)	100,000	105,619
6.35%, 01/15/31 (a)	70,000	75,274
4.75%, 10/15/31 (a)	250,000	251,470
4.95%, 10/15/32 (a)	150,000	151,185
6.10%, 11/15/32 (a)	150,000	161,044
6.05%, 09/01/33 (a)	275,000	293,832
5.65%, 09/01/34 (a)	100,000	103,561
5.05%, 11/01/34 (a)	300,000	298,569
6.00%, 06/15/35	75,000	79,215
5.40%, 10/15/35 (a)	200,000	203,082
5.15%, 10/15/43 (a)	75,000	69,194
5.60%, 04/01/44 (a)	75,000	71,567
5.05%, 04/01/45 (a)	75,000	66,939
4.25%, 09/15/46 (a)	75,000	59,859
5.45%, 06/01/47 (a)	75,000	69,327
4.95%, 07/13/47 (a)	100,000	88,982
4.20%, 10/03/47 (a)	100,000	78,881
5.20%, 07/15/48 (a)	200,000	182,262
4.85%, 02/01/49 (a)	100,000	86,227
4.45%, 09/01/49 (a)	100,000	81,526
3.95%, 03/01/50 (a)	150,000	110,472
4.50%, 03/15/50 (a)	50,000	41,215
7.15%, 01/15/51 (a)	50,000	55,613

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 09/01/53 (a)	325,000	344,250
5.70%, 11/01/54 (a)	300,000	283,704
6.25%, 10/15/55 (a)	225,000	229,000
5.85%, 11/01/64 (a)	100,000	95,733
Ovintiv, Inc.
5.65%, 05/15/28 (a)	150,000	154,618
7.20%, 11/01/31	75,000	83,366
7.38%, 11/01/31	200,000	223,924
6.25%, 07/15/33 (a)	100,000	106,074
6.50%, 08/15/34	100,000	107,456
6.63%, 08/15/37	100,000	106,614
7.10%, 07/15/53 (a)	100,000	107,738
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	73,941
7.15%, 10/01/33 (a)	100,000	106,959
Phillips 66
3.90%, 03/15/28 (a)	150,000	149,373
2.15%, 12/15/30 (a)	150,000	134,871
4.65%, 11/15/34 (a)	175,000	172,401
5.88%, 05/01/42	275,000	279,683
4.88%, 11/15/44 (a)	300,000	267,183
3.30%, 03/15/52 (a)	200,000	132,966
Phillips 66 Co.
4.95%, 12/01/27 (a)	150,000	152,647
3.75%, 03/01/28 (a)	100,000	99,423
3.15%, 12/15/29 (a)	100,000	96,132
5.25%, 06/15/31 (a)	225,000	234,882
5.30%, 06/30/33 (a)	150,000	155,440
4.95%, 03/15/35 (a)	100,000	100,009
4.68%, 02/15/45 (a)	100,000	85,744
4.90%, 10/01/46 (a)	100,000	87,667
5.65%, 06/15/54 (a)	100,000	95,677
5.50%, 03/15/55 (a)	100,000	93,301
5.88%, 03/15/56 (a)(b)	180,000	177,503
6.20%, 03/15/56 (a)(b)	180,000	180,385
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	200,000	181,226
2.15%, 01/15/31 (a)	200,000	181,972
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	200,000	210,050
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	130,000	130,387
3.55%, 12/15/29 (a)	150,000	145,767
3.80%, 09/15/30 (a)	150,000	145,575
4.70%, 01/15/31 (a)	125,000	125,896
5.70%, 09/15/34 (a)	150,000	155,602
5.60%, 01/15/36 (a)	250,000	254,200
6.65%, 01/15/37	100,000	109,673
5.15%, 06/01/42 (a)	100,000	91,745
4.30%, 01/31/43 (a)	50,000	41,181
4.70%, 06/15/44 (a)	100,000	86,202
4.90%, 02/15/45 (a)	150,000	132,120
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	250,000	251,527
4.20%, 03/15/28 (a)	200,000	200,380
4.50%, 05/15/30 (a)	375,000	377,449
5.90%, 09/15/37 (a)	97,239	103,277
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	250,000	236,017
2.75%, 04/06/30 (a)	300,000	285,807
4.13%, 11/06/30 (a)	180,000	180,945
4.13%, 05/11/35	275,000	266,555
4.75%, 01/06/36 (a)	180,000	181,408
4.55%, 08/12/43	175,000	159,309
4.38%, 05/11/45	430,000	377,325
4.00%, 05/10/46	280,000	231,602
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/12/46	200,000	158,868
3.25%, 04/06/50 (a)	350,000	247,747
Shell International Finance BV
3.88%, 11/13/28 (a)	300,000	300,405
2.38%, 11/07/29 (a)	100,000	94,541
4.13%, 05/11/35	75,000	75,202
6.38%, 12/15/38	500,000	560,280
5.50%, 03/25/40	225,000	234,904
2.88%, 11/26/41 (a)	50,000	37,319
3.63%, 08/21/42	80,000	65,515
4.38%, 05/11/45	75,000	66,369
4.00%, 05/10/46	75,000	61,997
3.13%, 11/07/49 (a)	200,000	138,126
3.00%, 11/26/51 (a)	200,000	133,260
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	150,000	151,310
5.03%, 10/01/29 (a)	200,000	203,204
5.58%, 10/01/34 (a)	200,000	202,522
6.18%, 10/01/54 (a)	150,000	145,758
Spectra Energy Partners LP
5.95%, 09/25/43 (a)	75,000	76,898
4.50%, 03/15/45 (a)	150,000	129,377
Suncor Energy, Inc.
7.15%, 02/01/32	100,000	112,772
5.95%, 12/01/34	75,000	79,805
6.80%, 05/15/38	96,000	106,844
6.50%, 06/15/38	75,000	81,906
6.85%, 06/01/39	150,000	168,721
4.00%, 11/15/47 (a)	150,000	115,374
3.75%, 03/04/51 (a)	150,000	108,375
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	101,624
4.35%, 01/15/29 (a)	140,000	140,515
6.15%, 03/01/29 (a)	200,000	211,020
4.90%, 09/15/30 (a)	125,000	127,601
4.20%, 02/01/33 (a)	150,000	143,912
6.13%, 03/15/33 (a)	175,000	187,747
6.50%, 03/30/34 (a)	175,000	192,491
5.50%, 02/15/35 (a)	175,000	179,751
5.55%, 08/15/35 (a)	175,000	179,886
5.65%, 02/15/36 (a)	140,000	144,707
5.40%, 07/30/36 (a)	180,000	181,768
4.95%, 04/15/52 (a)	150,000	128,703
6.25%, 07/01/52 (a)	100,000	102,403
6.50%, 02/15/53 (a)	150,000	158,445
6.13%, 05/15/55 (a)	175,000	176,354
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	200,000	200,268
5.50%, 03/01/30 (a)	150,000	152,728
4.88%, 02/01/31 (a)	150,000	150,824
4.00%, 01/15/32 (a)	175,000	167,494
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	99,664
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	107,707
7.63%, 04/01/37	75,000	89,563
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	112,996
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	150,000	147,774
2.83%, 01/10/30 (a)	200,000	191,188
2.99%, 06/29/41 (a)	175,000	133,963
3.46%, 07/12/49 (a)	200,000	145,846
3.13%, 05/29/50 (a)	450,000	308,304
3.39%, 06/29/60 (a)	150,000	100,331

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	150,330
5.15%, 04/05/34 (a)	275,000	287,606
4.72%, 09/10/34 (a)	200,000	203,240
5.49%, 04/05/54 (a)	325,000	321,188
5.28%, 09/10/54 (a)	175,000	168,597
5.64%, 04/05/64 (a)	200,000	199,490
5.43%, 09/10/64 (a)	200,000	192,264
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	250,770
4.10%, 04/15/30 (a)	200,000	198,296
4.63%, 03/01/34 (a)	300,000	294,537
5.60%, 03/31/34	100,000	104,387
5.85%, 03/15/36	100,000	105,251
6.20%, 10/15/37	175,000	188,813
7.25%, 08/15/38	100,000	116,730
7.63%, 01/15/39	250,000	301,095
6.10%, 06/01/40	150,000	159,517
5.00%, 10/16/43 (a)	75,000	71,745
5.10%, 03/15/49 (a)	150,000	141,284
7.00%, 06/01/65 (a)(b)	150,000	153,750
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	99,952
3.25%, 05/15/30 (a)	100,000	95,854
5.10%, 03/15/36 (a)(d)	180,000	183,051
5.40%, 08/15/41 (a)	100,000	99,872
4.45%, 08/01/42 (a)	100,000	88,860
4.60%, 03/15/48 (a)	100,000	87,726
3.95%, 05/15/50 (a)	100,000	78,408
5.75%, 03/15/56 (a)(d)	130,000	131,650
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	144,993
4.35%, 06/01/28 (a)	150,000	150,888
4.00%, 04/01/29 (a)	50,000	49,735
5.15%, 02/15/30 (a)	150,000	154,806
2.80%, 12/01/31 (a)	75,000	68,803
7.50%, 04/15/32	150,000	173,490
6.63%, 06/15/37	200,000	223,354
4.90%, 03/15/45	130,000	117,927
3.65%, 12/01/51 (a)	150,000	105,384
4.00%, 06/01/52 (a)	75,000	56,228
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	100,774
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	90,000	91,093
5.70%, 08/01/35 (a)	190,000	194,611
Western Midstream Operating LP
4.50%, 03/01/28 (a)	200,000	200,798
6.35%, 01/15/29 (a)	100,000	105,506
4.05%, 02/01/30 (a)(e)	200,000	196,588
6.15%, 04/01/33 (a)	150,000	159,268
5.45%, 11/15/34 (a)	150,000	151,509
5.45%, 04/01/44 (a)	100,000	91,715
5.30%, 03/01/48 (a)	75,000	65,273
5.50%, 08/15/48 (a)	100,000	88,800
5.25%, 02/01/50 (a)(e)	175,000	152,243
Williams Cos., Inc.
3.75%, 06/15/27 (a)	275,000	273,386
5.30%, 08/15/28 (a)	150,000	154,611
4.90%, 03/15/29 (a)	150,000	153,249
4.80%, 11/15/29 (a)	75,000	76,553
4.63%, 06/30/30 (a)	150,000	151,784
3.50%, 11/15/30 (a)	150,000	143,957
7.50%, 01/15/31	75,000	85,106
2.60%, 03/15/31 (a)	225,000	205,859
8.75%, 03/15/32	50,000	60,988
4.65%, 08/15/32 (a)	150,000	150,918
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 03/15/33 (a)	100,000	105,829
5.15%, 03/15/34 (a)	225,000	229,903
5.60%, 03/15/35 (a)	200,000	209,180
5.30%, 09/30/35 (a)	150,000	153,730
6.30%, 04/15/40	200,000	218,442
5.80%, 11/15/43 (a)	72,000	73,101
5.40%, 03/04/44 (a)	100,000	97,602
5.75%, 06/24/44 (a)	100,000	101,315
4.90%, 01/15/45 (a)	100,000	91,269
5.10%, 09/15/45 (a)	200,000	186,246
4.85%, 03/01/48 (a)	150,000	133,758
3.50%, 10/15/51 (a)	125,000	88,619
5.30%, 08/15/52 (a)	150,000	140,982
5.80%, 11/15/54 (a)	150,000	151,451
6.00%, 03/15/55 (a)	75,000	77,621
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	101,510
5.40%, 05/19/30 (a)	200,000	206,282
5.70%, 05/19/32 (a)	100,000	104,320
5.10%, 09/12/34 (a)	225,000	224,203
6.00%, 05/19/35 (a)	200,000	209,886
5.70%, 09/12/54 (a)	150,000	144,057
		97,857,214
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	77,821
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	157,918
5.95%, 04/15/35 (a)	150,000	156,166
Brown University
2.92%, 09/01/50 (a)	100,000	67,896
California Institute of Technology
4.32%, 08/01/45	100,000	89,064
3.65%, 09/01/19 (a)	150,000	98,316
Case Western Reserve University
5.41%, 06/01/22 (a)	50,000	47,469
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	149,637
4.00%, 05/01/32 (a)	150,000	147,906
Claremont Mckenna College
3.78%, 01/01/22 (a)	50,000	33,784
Cornell University
4.17%, 06/15/30 (a)	90,000	90,797
4.84%, 06/15/34 (a)	100,000	103,165
4.73%, 06/15/35 (a)	90,000	91,428
Duke University
2.68%, 10/01/44	100,000	74,570
2.76%, 10/01/50	25,000	16,513
2.83%, 10/01/55	100,000	64,459
Emory University
2.97%, 09/01/50 (a)	150,000	102,232
George Washington University
4.30%, 09/15/44	100,000	87,614
4.87%, 09/15/45	50,000	47,143
4.13%, 09/15/48 (a)	150,000	124,956
Georgetown University
4.32%, 04/01/49 (a)	50,000	42,501
2.94%, 04/01/50 (a)	100,000	66,432
5.22%, 10/01/18 (a)	50,000	45,395
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	131,965
5.90%, 03/01/33 (a)	100,000	105,777

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johns Hopkins University
4.08%, 07/01/53	100,000	83,037
2.81%, 01/01/60 (a)	75,000	44,865
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	193,092
4.15%, 08/01/30 (a)	150,000	151,338
3.65%, 05/01/48 (a)	100,000	80,638
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	140,998
2.99%, 07/01/50 (a)	100,000	69,604
2.29%, 07/01/51 (a)	100,000	58,970
5.62%, 06/01/55 (a)	100,000	105,865
5.60%, 07/01/11	150,000	152,956
4.68%, 07/01/14	175,000	150,475
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	104,681
Northeastern University
2.89%, 10/01/50	75,000	52,014
Northwestern University
4.64%, 12/01/44	100,000	96,898
2.64%, 12/01/50 (a)	100,000	64,411
3.66%, 12/01/57 (a)	75,000	55,851
President & Fellows of Harvard College
4.61%, 02/15/35 (a)	150,000	153,222
4.88%, 10/15/40	75,000	75,603
3.15%, 07/15/46 (a)	100,000	74,906
2.52%, 10/15/50 (a)	100,000	62,522
3.75%, 11/15/52 (a)	100,000	79,008
3.30%, 07/15/56 (a)	100,000	70,893
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	101,088
4.30%, 08/09/28 (a)	100,000	100,602
2.90%, 10/01/30 (a)	175,000	164,507
4.50%, 01/15/31 (a)	100,000	100,486
5.25%, 08/09/34 (a)	100,000	103,504
5.10%, 08/09/35 (a)	100,000	101,458
3.05%, 10/01/41 (a)	150,000	112,618
Thomas Jefferson University
3.85%, 11/01/57 (a)	75,000	54,011
Trustees of Boston College
3.13%, 07/01/52	100,000	70,545
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	75,000	74,309
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	50,000	50,688
Trustees of Princeton University
5.70%, 03/01/39	150,000	164,302
2.52%, 07/01/50 (a)	100,000	63,613
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	50,000	30,300
4.67%, 09/01/12	50,000	42,466
3.61%, 02/15/19 (a)	75,000	49,656
University of Chicago
2.76%, 04/01/45 (a)	100,000	80,213
2.55%, 04/01/50 (a)	100,000	66,180
University of Miami
4.06%, 04/01/52	100,000	82,211
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	76,920
University of Southern California
3.03%, 10/01/39	150,000	126,057
3.84%, 10/01/47 (a)	75,000	61,583
2.95%, 10/01/51 (a)	100,000	67,381
4.98%, 10/01/53 (a)	100,000	95,064
3.23%, 10/01/20 (a)	100,000	60,004
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington University
3.52%, 04/15/54 (a)	125,000	93,036
4.35%, 04/15/22 (a)	100,000	77,966
William Marsh Rice University
3.57%, 05/15/45	200,000	162,148
Yale University
1.48%, 04/15/30 (a)	50,000	45,190
4.70%, 04/15/32 (a)	100,000	103,215
2.40%, 04/15/50 (a)	100,000	61,616
		6,985,708
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	200,000	200,662
4.05%, 10/04/29 (a)	200,000	200,488
4.25%, 10/04/31 (a)	200,000	200,616
4.50%, 10/04/34 (a)	300,000	297,861
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	196,486
4.85%, 04/04/27 (a)	100,000	101,431
4.75%, 01/17/28 (a)	100,000	102,114
4.80%, 04/04/29 (a)	125,000	128,619
4.95%, 01/17/30 (a)	100,000	103,663
2.30%, 02/01/30 (a)	200,000	187,666
4.95%, 04/04/34 (a)	150,000	155,944
5.30%, 01/17/35 (a)	100,000	106,066
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	100,000	101,098
3.92%, 06/01/32 (a)	100,000	98,479
4.39%, 06/01/52 (a)	75,000	64,243
Alphabet, Inc.
0.80%, 08/15/27 (a)	150,000	143,253
3.88%, 11/15/28 (a)	180,000	181,122
4.00%, 05/15/30 (a)	150,000	150,983
1.10%, 08/15/30 (a)	450,000	397,602
4.10%, 11/15/30 (a)	460,000	464,186
4.38%, 11/15/32 (a)	230,000	232,705
4.50%, 05/15/35 (a)	250,000	252,100
4.70%, 11/15/35 (a)	650,000	660,783
1.90%, 08/15/40 (a)	250,000	173,517
5.35%, 11/15/45 (a)	370,000	378,517
2.05%, 08/15/50 (a)	450,000	255,222
5.25%, 05/15/55 (a)	250,000	248,662
5.45%, 11/15/55 (a)	740,000	752,639
2.25%, 08/15/60 (a)	375,000	200,512
5.30%, 05/15/65 (a)	250,000	246,137
5.70%, 11/15/75 (a)	510,000	524,910
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	137,856
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	99,677
3.45%, 06/15/27 (a)	100,000	99,355
4.25%, 06/15/28 (a)	160,000	161,301
1.70%, 10/01/28 (a)	200,000	188,512
4.50%, 06/15/30 (a)	120,000	122,182
2.10%, 10/01/31 (a)	200,000	178,128
5.05%, 04/01/34 (a)	100,000	104,335
2.80%, 10/01/41 (a)	200,000	149,376
2.95%, 10/01/51 (a)	200,000	132,516
5.30%, 04/01/54 (a)	100,000	98,551
Apple, Inc.
3.35%, 02/09/27 (a)	300,000	298,860
3.20%, 05/11/27 (a)	350,000	347,956
3.00%, 06/20/27 (a)	200,000	198,090
2.90%, 09/12/27 (a)	350,000	345,604
3.00%, 11/13/27 (a)	300,000	297,039

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.20%, 02/08/28 (a)	450,000	426,865
4.00%, 05/10/28 (a)	250,000	251,985
4.00%, 05/12/28 (a)	300,000	302,526
1.40%, 08/05/28 (a)	400,000	377,416
3.25%, 08/08/29 (a)	225,000	221,481
2.20%, 09/11/29 (a)	350,000	330,907
4.15%, 05/10/30 (a)	100,000	101,584
1.65%, 05/11/30 (a)	300,000	273,489
4.20%, 05/12/30 (a)	200,000	203,214
1.25%, 08/20/30 (a)	200,000	178,062
1.65%, 02/08/31 (a)	500,000	447,445
1.70%, 08/05/31 (a)	200,000	178,000
4.50%, 05/12/32 (a)	200,000	205,494
3.35%, 08/08/32 (a)	225,000	216,742
4.30%, 05/10/33 (a)	175,000	178,470
4.75%, 05/12/35 (a)	200,000	206,466
4.50%, 02/23/36 (a)	200,000	204,504
2.38%, 02/08/41 (a)	300,000	218,385
3.85%, 05/04/43	530,000	455,397
4.45%, 05/06/44	150,000	140,330
3.45%, 02/09/45	400,000	319,056
4.38%, 05/13/45	350,000	318,419
4.65%, 02/23/46 (a)	725,000	681,391
3.85%, 08/04/46 (a)	350,000	290,370
4.25%, 02/09/47 (a)	195,000	171,407
3.75%, 09/12/47 (a)	200,000	161,932
3.75%, 11/13/47 (a)	200,000	162,352
2.95%, 09/11/49 (a)	300,000	206,946
2.65%, 05/11/50 (a)	475,000	306,133
2.40%, 08/20/50 (a)	250,000	153,280
2.65%, 02/08/51 (a)	575,000	367,206
2.70%, 08/05/51 (a)	250,000	160,390
3.95%, 08/08/52 (a)	300,000	243,822
4.85%, 05/10/53 (a)	250,000	242,857
2.55%, 08/20/60 (a)	300,000	174,102
2.80%, 02/08/61 (a)	325,000	197,119
2.85%, 08/05/61 (a)	275,000	168,272
4.10%, 08/08/62 (a)	200,000	161,776
Applied Materials, Inc.
3.30%, 04/01/27 (a)	225,000	223,675
4.80%, 06/15/29 (a)	150,000	154,182
1.75%, 06/01/30 (a)	150,000	135,971
4.00%, 01/15/31 (a)	100,000	99,793
5.10%, 10/01/35 (a)	75,000	78,115
4.60%, 01/15/36 (a)	80,000	79,535
5.85%, 06/15/41	100,000	107,469
4.35%, 04/01/47 (a)	200,000	176,002
2.75%, 06/01/50 (a)	150,000	98,318
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	99,256
5.15%, 08/21/29 (a)	100,000	102,539
2.95%, 02/15/32 (a)	100,000	89,851
5.88%, 04/10/34 (a)	100,000	104,610
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	102,678
5.50%, 05/15/34 (a)	100,000	103,890
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	99,300
2.85%, 01/15/30 (a)	100,000	94,842
2.40%, 12/15/31 (a)	200,000	178,882
5.30%, 06/15/35 (a)	90,000	93,137
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	190,600
1.25%, 09/01/30 (a)	200,000	177,162
4.75%, 05/08/32 (a)	200,000	205,708
4.45%, 09/09/34 (a)	175,000	175,523
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	103,713
3.00%, 05/15/31 (a)	50,000	45,443
5.50%, 06/01/32 (a)	50,000	50,990
Baidu, Inc.
3.63%, 07/06/27	100,000	99,544
4.88%, 11/14/28 (a)	200,000	204,860
2.38%, 08/23/31 (a)	200,000	182,800
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	150,000	148,751
Broadcom, Inc.
5.05%, 07/12/27 (a)	225,000	228,958
1.95%, 02/15/28 (a)	100,000	95,959
4.15%, 02/15/28 (a)	150,000	150,764
4.80%, 04/15/28 (a)	200,000	203,926
4.11%, 09/15/28 (a)	200,000	200,840
4.00%, 04/15/29 (a)(d)	150,000	149,841
4.75%, 04/15/29 (a)	300,000	306,510
5.05%, 07/12/29 (a)	400,000	413,148
4.35%, 02/15/30 (a)	250,000	252,225
5.00%, 04/15/30 (a)	150,000	155,134
5.05%, 04/15/30 (a)	150,000	155,361
4.60%, 07/15/30 (a)	310,000	316,135
4.20%, 10/15/30 (a)	180,000	180,589
4.15%, 11/15/30 (a)	350,000	349,972
2.45%, 02/15/31 (a)	525,000	482,953
5.15%, 11/15/31 (a)	250,000	261,050
4.55%, 02/15/32 (a)	150,000	151,737
4.15%, 04/15/32 (a)(d)	250,000	246,897
5.20%, 04/15/32 (a)	200,000	209,178
4.90%, 07/15/32 (a)	310,000	318,934
4.30%, 11/15/32 (a)	350,000	348,208
2.60%, 02/15/33 (a)	300,000	266,901
3.42%, 04/15/33 (a)	400,000	374,876
3.47%, 04/15/34 (a)	600,000	554,040
4.80%, 10/15/34 (a)	300,000	304,230
5.20%, 07/15/35 (a)	450,000	468,931
3.14%, 11/15/35 (a)(d)	575,000	504,062
4.80%, 02/15/36 (a)	400,000	401,140
3.19%, 11/15/36 (a)(d)	525,000	453,505
4.93%, 05/15/37 (a)(d)	463,000	465,209
4.90%, 02/15/38 (a)	310,000	309,603
3.50%, 02/15/41 (a)	525,000	436,789
3.75%, 02/15/51 (a)	325,000	252,557
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	150,000	142,514
2.60%, 05/01/31 (a)	200,000	182,238
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	100,436
4.30%, 09/10/29 (a)	200,000	201,186
4.70%, 09/10/34 (a)	175,000	176,094
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	196,814
4.25%, 04/01/28 (a)	200,000	199,084
3.25%, 02/15/29 (a)	100,000	96,157
5.10%, 03/01/30 (a)	100,000	102,137
3.57%, 12/01/31 (a)	200,000	187,084
5.55%, 08/22/34 (a)	100,000	103,047
CGI, Inc.
4.95%, 03/14/30 (a)(d)	125,000	127,175
2.30%, 09/14/31 (a)	100,000	89,045
Cisco Systems, Inc.
4.80%, 02/26/27 (a)	400,000	404,816
4.55%, 02/24/28 (a)	150,000	152,492
4.85%, 02/26/29 (a)	500,000	514,175
4.75%, 02/24/30 (a)	200,000	205,924
4.95%, 02/26/31 (a)	450,000	468,400

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 02/24/32 (a)	200,000	207,758
5.05%, 02/26/34 (a)	500,000	518,950
5.10%, 02/24/35 (a)	200,000	207,656
5.90%, 02/15/39	375,000	409,594
5.50%, 01/15/40	300,000	316,473
5.30%, 02/26/54 (a)	350,000	343,364
5.50%, 02/24/55 (a)	150,000	151,536
5.35%, 02/26/64 (a)	200,000	194,490
Concentrix Corp.
6.60%, 08/02/28 (a)	150,000	154,961
6.85%, 08/02/33 (a)	100,000	99,806
Corning, Inc.
5.75%, 08/15/40	100,000	105,137
4.75%, 03/15/42	100,000	93,081
5.35%, 11/15/48 (a)	100,000	98,546
3.90%, 11/15/49 (a)	100,000	79,103
4.38%, 11/15/57 (a)	150,000	123,716
5.85%, 11/15/68 (a)	50,000	49,780
5.45%, 11/15/79 (a)	190,000	175,976
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	97,000	99,750
5.25%, 02/01/28 (a)	194,000	198,528
4.75%, 04/01/28 (a)	170,000	172,375
4.15%, 02/15/29 (a)	130,000	129,922
5.30%, 10/01/29 (a)	291,000	300,719
4.35%, 02/01/30 (a)	145,000	145,177
5.00%, 04/01/30 (a)	170,000	174,461
6.20%, 07/15/30 (a)	197,000	211,123
4.50%, 02/15/31 (a)	220,000	219,883
5.30%, 04/01/32 (a)	170,000	175,836
4.75%, 10/06/32 (a)	220,000	220,660
5.75%, 02/01/33 (a)	194,000	205,382
5.40%, 04/15/34 (a)	170,000	175,646
4.85%, 02/01/35 (a)	145,000	143,756
5.50%, 04/01/35 (a)	170,000	176,553
5.10%, 02/15/36 (a)	220,000	219,861
8.10%, 07/15/36 (a)	183,000	223,394
3.38%, 12/15/41 (a)	145,000	111,883
8.35%, 07/15/46 (a)	135,000	174,138
3.45%, 12/15/51 (a)	145,000	101,277
Dell, Inc.
7.10%, 04/15/28	73,000	77,754
6.50%, 04/15/38	73,000	79,402
DXC Technology Co.
2.38%, 09/15/28 (a)	150,000	141,059
Equifax, Inc.
5.10%, 12/15/27 (a)	150,000	152,697
5.10%, 06/01/28 (a)	150,000	153,062
4.80%, 09/15/29 (a)	100,000	101,679
3.10%, 05/15/30 (a)	100,000	94,790
2.35%, 09/15/31 (a)	200,000	178,286
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	230,000	231,597
5.50%, 06/15/34 (a)	125,000	130,248
Equinix, Inc.
1.55%, 03/15/28 (a)	150,000	141,849
2.00%, 05/15/28 (a)	75,000	71,494
3.20%, 11/18/29 (a)	200,000	192,322
2.15%, 07/15/30 (a)	200,000	181,738
2.50%, 05/15/31 (a)	200,000	181,436
3.90%, 04/15/32 (a)	200,000	192,922
3.00%, 07/15/50 (a)	100,000	65,354
2.95%, 09/15/51 (a)	95,000	61,042
3.40%, 02/15/52 (a)	100,000	69,870
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	98,311
3.45%, 03/01/32 (a)	100,000	92,736
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	141,902
2.25%, 03/01/31 (a)	200,000	178,912
5.10%, 07/15/32 (a)	150,000	153,897
3.10%, 03/01/41 (a)	100,000	75,154
4.50%, 08/15/46 (a)	75,000	63,861
Fiserv, Inc.
5.15%, 03/15/27 (a)	150,000	151,446
2.25%, 06/01/27 (a)	200,000	194,220
5.45%, 03/02/28 (a)	150,000	153,534
5.38%, 08/21/28 (a)	150,000	153,878
4.20%, 10/01/28 (a)	150,000	149,447
3.50%, 07/01/29 (a)	525,000	508,436
4.75%, 03/15/30 (a)	150,000	150,998
2.65%, 06/01/30 (a)	225,000	207,076
4.55%, 02/15/31 (a)	150,000	149,009
5.35%, 03/15/31 (a)	75,000	77,092
5.60%, 03/02/33 (a)	175,000	180,875
5.63%, 08/21/33 (a)	250,000	258,705
5.45%, 03/15/34 (a)	150,000	152,792
5.15%, 08/12/34 (a)	150,000	149,403
5.25%, 08/11/35 (a)	150,000	150,561
4.40%, 07/01/49 (a)	375,000	299,092
Flex Ltd.
6.00%, 01/15/28 (a)	100,000	103,331
4.88%, 06/15/29 (a)	100,000	101,403
4.88%, 05/12/30 (a)	100,000	101,612
5.25%, 01/15/32 (a)	100,000	102,214
5.38%, 11/13/35 (a)	110,000	110,587
Fortinet, Inc.
2.20%, 03/15/31 (a)	100,000	89,881
Gartner, Inc.
4.95%, 03/20/31 (a)	60,000	60,485
5.60%, 11/20/35 (a)	80,000	81,072
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	50,000	52,280
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	60,000	60,456
Global Payments, Inc.
2.15%, 01/15/27 (a)	150,000	146,541
4.45%, 06/01/28 (a)	100,000	100,213
4.50%, 11/15/28 (a)	320,000	321,230
3.20%, 08/15/29 (a)	250,000	238,022
5.30%, 08/15/29 (a)	100,000	102,404
2.90%, 05/15/30 (a)	225,000	208,615
4.88%, 11/15/30 (a)	310,000	310,998
2.90%, 11/15/31 (a)	150,000	134,379
5.40%, 08/15/32 (a)	150,000	152,688
5.20%, 11/15/32 (a)	180,000	180,691
5.55%, 11/15/35 (a)	320,000	319,837
4.15%, 08/15/49 (a)	100,000	75,052
5.95%, 08/15/52 (a)	150,000	144,299
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	160,000	159,947
4.40%, 09/25/27 (a)	200,000	201,042
5.25%, 07/01/28 (a)	100,000	102,766
4.15%, 09/15/28 (a)	150,000	150,081
4.55%, 10/15/29 (a)	300,000	302,364
4.40%, 10/15/30 (a)	150,000	149,640
4.85%, 10/15/31 (a)	250,000	253,342
5.00%, 10/15/34 (a)	350,000	348,736
6.20%, 10/15/35 (a)	150,000	162,526
6.35%, 10/15/45 (a)	262,000	271,401
5.60%, 10/15/54 (a)	275,000	257,540
HP, Inc.
3.00%, 06/17/27 (a)	200,000	196,676
4.75%, 01/15/28 (a)	100,000	101,342

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/15/29 (a)	200,000	198,220
5.40%, 04/25/30 (a)	100,000	104,071
3.40%, 06/17/30 (a)	75,000	71,926
2.65%, 06/17/31 (a)	200,000	181,100
4.20%, 04/15/32 (a)	150,000	146,460
5.50%, 01/15/33 (a)	150,000	155,718
6.10%, 04/25/35 (a)	100,000	106,361
6.00%, 09/15/41	225,000	231,082
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	100,000	100,729
4.60%, 02/05/29 (a)	100,000	101,776
4.75%, 02/05/31 (a)	150,000	153,474
4.90%, 02/05/34 (a)	200,000	203,958
5.25%, 02/05/44 (a)	200,000	196,626
5.30%, 02/05/54 (a)	250,000	238,465
Intel Corp.
3.75%, 03/25/27 (a)	225,000	224,014
3.15%, 05/11/27 (a)	150,000	148,014
3.75%, 08/05/27 (a)	200,000	198,758
4.88%, 02/10/28 (a)	300,000	304,689
1.60%, 08/12/28 (a)	200,000	187,388
4.00%, 08/05/29 (a)	200,000	198,298
2.45%, 11/15/29 (a)	350,000	327,117
5.13%, 02/10/30 (a)	200,000	205,854
3.90%, 03/25/30 (a)	300,000	294,900
5.00%, 02/21/31 (a)	100,000	102,820
2.00%, 08/12/31 (a)	200,000	176,220
4.15%, 08/05/32 (a)	200,000	194,196
4.00%, 12/15/32	150,000	143,988
5.20%, 02/10/33 (a)	400,000	410,544
5.15%, 02/21/34 (a)	150,000	152,778
4.60%, 03/25/40 (a)	150,000	136,095
2.80%, 08/12/41 (a)	150,000	106,539
4.80%, 10/01/41	170,000	153,687
4.25%, 12/15/42	100,000	82,826
5.63%, 02/10/43 (a)	200,000	197,078
4.90%, 07/29/45 (a)	175,000	154,040
4.10%, 05/19/46 (a)	250,000	196,122
4.10%, 05/11/47 (a)	175,000	135,534
3.73%, 12/08/47 (a)	350,000	256,074
3.25%, 11/15/49 (a)	400,000	264,276
4.75%, 03/25/50 (a)	400,000	337,296
3.05%, 08/12/51 (a)	250,000	158,017
4.90%, 08/05/52 (a)	300,000	256,929
5.70%, 02/10/53 (a)	350,000	336,238
5.60%, 02/21/54 (a)	200,000	191,036
3.10%, 02/15/60 (a)	160,000	93,946
4.95%, 03/25/60 (a)	175,000	147,310
3.20%, 08/12/61 (a)	100,000	59,441
5.05%, 08/05/62 (a)	150,000	126,305
5.90%, 02/10/63 (a)	200,000	193,376
International Business Machines Corp.
3.30%, 01/27/27	150,000	149,018
2.20%, 02/09/27 (a)	150,000	147,054
1.70%, 05/15/27 (a)	200,000	194,018
4.15%, 07/27/27 (a)	150,000	150,981
6.22%, 08/01/27	130,000	134,892
4.50%, 02/06/28 (a)	200,000	202,296
4.65%, 02/10/28 (a)	175,000	177,697
3.50%, 05/15/29	500,000	491,575
4.80%, 02/10/30 (a)	175,000	179,833
1.95%, 05/15/30 (a)	200,000	182,490
2.72%, 02/09/32 (a)	100,000	91,309
5.00%, 02/10/32 (a)	175,000	181,193
4.40%, 07/27/32 (a)	100,000	100,394
5.88%, 11/29/32	100,000	108,921
4.75%, 02/06/33 (a)	150,000	153,674
5.20%, 02/10/35 (a)	175,000	181,281
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 05/15/39	350,000	317,103
5.60%, 11/30/39	150,000	157,759
2.85%, 05/15/40 (a)	100,000	76,349
4.00%, 06/20/42	200,000	171,244
4.70%, 02/19/46	150,000	134,834
4.25%, 05/15/49	500,000	414,230
2.95%, 05/15/50 (a)	100,000	65,451
3.43%, 02/09/52 (a)	50,000	35,306
4.90%, 07/27/52 (a)	150,000	135,669
5.10%, 02/06/53 (a)	150,000	140,016
5.70%, 02/10/55 (a)	175,000	177,002
7.13%, 12/01/96	75,000	90,380
Intuit, Inc.
1.35%, 07/15/27 (a)	150,000	144,359
5.13%, 09/15/28 (a)	100,000	103,270
1.65%, 07/15/30 (a)	100,000	89,909
5.20%, 09/15/33 (a)	200,000	210,182
5.50%, 09/15/53 (a)	225,000	226,780
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	99,763
3.60%, 01/15/30 (a)	100,000	96,595
3.00%, 01/15/31 (a)	200,000	185,944
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	97,822
5.95%, 03/15/41	100,000	100,869
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,693
3.00%, 10/30/29 (a)	100,000	95,660
5.35%, 07/30/30 (a)	150,000	156,399
4.95%, 10/15/34 (a)	100,000	101,355
KLA Corp.
4.10%, 03/15/29 (a)	100,000	100,433
4.65%, 07/15/32 (a)	200,000	204,298
4.70%, 02/01/34 (a)	100,000	101,224
5.00%, 03/15/49 (a)	75,000	70,551
3.30%, 03/01/50 (a)	100,000	71,398
4.95%, 07/15/52 (a)	275,000	255,733
5.25%, 07/15/62 (a)	150,000	143,655
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	75,000	71,793
3.15%, 10/15/31 (a)	150,000	136,656
6.35%, 02/20/34 (a)	100,000	105,817
4.10%, 10/15/41 (a)	100,000	79,580
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	150,303
1.90%, 06/15/30 (a)	200,000	182,172
4.88%, 03/15/49 (a)	150,000	140,150
2.88%, 06/15/50 (a)	100,000	66,597
3.13%, 06/15/60 (a)	75,000	48,125
Leidos, Inc.
4.38%, 05/15/30 (a)	150,000	150,216
2.30%, 02/15/31 (a)	200,000	180,166
5.40%, 03/15/32 (a)	75,000	78,422
5.75%, 03/15/33 (a)	100,000	106,203
5.50%, 03/15/35 (a)	100,000	104,756
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	100,000	96,251
4.88%, 06/22/28 (a)	100,000	101,769
5.75%, 02/15/29 (a)	100,000	104,537
4.75%, 07/15/30 (a)	100,000	101,524
2.95%, 04/15/31 (a)	100,000	92,848
5.95%, 09/15/33 (a)	100,000	107,280
5.45%, 07/15/35 (a)	100,000	103,482
Mastercard, Inc.
3.30%, 03/26/27 (a)	150,000	149,183
4.10%, 01/15/28 (a)	150,000	151,082
3.50%, 02/26/28 (a)	100,000	99,616

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 03/09/28 (a)	150,000	153,531
4.55%, 03/15/28 (a)	75,000	76,341
2.95%, 06/01/29 (a)	150,000	145,566
3.35%, 03/26/30 (a)	300,000	293,514
1.90%, 03/15/31 (a)	75,000	67,476
2.00%, 11/18/31 (a)	100,000	89,080
4.35%, 01/15/32 (a)	200,000	202,096
4.95%, 03/15/32 (a)	95,000	99,067
4.85%, 03/09/33 (a)	150,000	155,045
4.88%, 05/09/34 (a)	175,000	180,393
4.55%, 01/15/35 (a)	225,000	226,474
3.80%, 11/21/46 (a)	100,000	81,923
3.95%, 02/26/48 (a)	100,000	82,625
3.65%, 06/01/49 (a)	175,000	136,232
3.85%, 03/26/50 (a)	275,000	220,833
2.95%, 03/15/51 (a)	150,000	100,865
Microchip Technology, Inc.
4.90%, 03/15/28	175,000	177,642
5.05%, 03/15/29 (a)	150,000	153,246
5.05%, 02/15/30 (a)	175,000	179,079
Micron Technology, Inc.
5.33%, 02/06/29 (a)	100,000	103,175
4.66%, 02/15/30 (a)	150,000	152,001
5.30%, 01/15/31 (a)	150,000	155,617
2.70%, 04/15/32 (a)	200,000	179,384
5.65%, 11/01/32 (a)	75,000	78,965
5.88%, 02/09/33 (a)	150,000	159,817
5.88%, 09/15/33 (a)	200,000	213,588
5.80%, 01/15/35 (a)	200,000	211,534
6.05%, 11/01/35 (a)	200,000	214,716
3.37%, 11/01/41 (a)	100,000	77,333
3.48%, 11/01/51 (a)	100,000	71,072
Microsoft Corp.
3.30%, 02/06/27 (a)	550,000	548,157
3.40%, 06/15/27 (a)	75,000	74,856
1.35%, 09/15/30 (a)	100,000	89,792
3.50%, 02/12/35 (a)	250,000	238,500
4.20%, 11/03/35 (a)	150,000	151,892
3.45%, 08/08/36 (a)	300,000	277,947
4.10%, 02/06/37 (a)	150,000	147,575
5.20%, 06/01/39	75,000	79,931
4.50%, 10/01/40	100,000	99,050
5.30%, 02/08/41	150,000	160,213
3.50%, 11/15/42	75,000	62,393
3.75%, 02/12/45 (a)	100,000	85,286
4.45%, 11/03/45 (a)	175,000	165,720
3.70%, 08/08/46 (a)	299,000	246,292
4.25%, 02/06/47 (a)	200,000	182,416
4.50%, 06/15/47 (a)	100,000	91,994
2.53%, 06/01/50 (a)	1,150,000	728,226
2.50%, 09/15/50 (a)	250,000	157,195
2.92%, 03/17/52 (a)	1,125,000	764,494
4.00%, 02/12/55 (a)	100,000	82,366
3.95%, 08/08/56 (a)	75,000	60,866
4.50%, 02/06/57 (a)	150,000	137,444
2.68%, 06/01/60 (a)	679,000	404,575
3.04%, 03/17/62 (a)	345,000	223,508
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	98,545
4.25%, 02/01/29 (a)	75,000	75,461
2.00%, 08/19/31 (a)	200,000	177,798
5.00%, 08/05/34 (a)	100,000	102,739
2.75%, 08/19/41 (a)	100,000	72,870
5.25%, 07/15/44	100,000	96,902
4.88%, 12/17/48 (a)	100,000	90,671
3.25%, 05/20/50 (a)	100,000	69,293
3.75%, 02/25/52 (a)	50,000	37,922
3.10%, 11/29/61 (a)	100,000	63,559
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	151,634
5.00%, 04/15/29 (a)	50,000	51,297
4.60%, 05/23/29 (a)	150,000	151,931
4.85%, 08/15/30 (a)	110,000	112,362
2.30%, 11/15/30 (a)	175,000	158,840
2.75%, 05/24/31 (a)	150,000	137,331
5.60%, 06/01/32 (a)	100,000	105,435
5.20%, 08/15/32 (a)	90,000	92,983
5.40%, 04/15/34 (a)	200,000	207,126
5.55%, 08/15/35 (a)	170,000	177,363
5.50%, 09/01/44	50,000	49,304
MSCI, Inc.
5.25%, 09/01/35 (a)	250,000	253,067
5.15%, 03/15/36 (a)	90,000	89,911
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	146,322
2.70%, 06/22/30 (a)	100,000	93,339
5.50%, 03/17/32 (a)	100,000	104,660
5.70%, 03/17/35 (a)	100,000	105,228
Nokia OYJ
4.38%, 06/12/27	100,000	100,184
6.63%, 05/15/39	100,000	107,704
NVIDIA Corp.
1.55%, 06/15/28 (a)	200,000	189,944
2.85%, 04/01/30 (a)	250,000	239,787
2.00%, 06/15/31 (a)	225,000	203,501
3.50%, 04/01/40 (a)	200,000	172,418
3.50%, 04/01/50 (a)	375,000	286,549
3.70%, 04/01/60 (a)	75,000	57,204
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	100,000	103,602
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	100,000	98,626
4.40%, 06/01/27 (a)	100,000	100,406
4.30%, 08/19/28 (a)	100,000	100,315
4.30%, 06/18/29 (a)	150,000	150,245
3.40%, 05/01/30 (a)	200,000	192,948
2.50%, 05/11/31 (a)	200,000	181,296
2.65%, 02/15/32 (a)	200,000	179,220
4.85%, 08/19/32 (a)	60,000	60,556
5.00%, 01/15/33 (a)	150,000	152,672
5.25%, 08/19/35 (a)	150,000	152,658
3.25%, 05/11/41 (a)	175,000	133,896
3.13%, 02/15/42 (a)	100,000	74,170
3.25%, 11/30/51 (a)	100,000	67,263
Oracle Corp.
2.80%, 04/01/27 (a)	400,000	392,156
3.25%, 11/15/27 (a)	500,000	489,960
2.30%, 03/25/28 (a)	350,000	333,935
4.50%, 05/06/28 (a)	100,000	100,227
4.80%, 08/03/28 (a)	300,000	303,153
4.20%, 09/27/29 (a)	300,000	295,839
6.15%, 11/09/29 (a)	250,000	262,917
2.95%, 04/01/30 (a)	600,000	558,558
4.65%, 05/06/30 (a)	150,000	149,748
3.25%, 05/15/30 (a)	100,000	94,057
4.45%, 09/26/30 (a)	530,000	522,193
2.88%, 03/25/31 (a)	600,000	544,500
5.25%, 02/03/32 (a)	200,000	202,088
4.80%, 09/26/32 (a)	530,000	521,186
6.25%, 11/09/32 (a)	400,000	424,740
4.90%, 02/06/33 (a)	250,000	244,972
4.30%, 07/08/34 (a)	300,000	278,007
4.70%, 09/27/34 (a)	300,000	284,880
3.90%, 05/15/35 (a)	250,000	221,450
5.50%, 08/03/35 (a)	350,000	351,050

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 09/26/35 (a)	710,000	695,963
3.85%, 07/15/36 (a)	200,000	172,490
3.80%, 11/15/37 (a)	325,000	270,887
6.50%, 04/15/38	225,000	235,696
6.13%, 07/08/39	250,000	252,995
3.60%, 04/01/40 (a)	550,000	424,396
5.38%, 07/15/40	400,000	373,588
3.65%, 03/25/41 (a)	400,000	304,368
4.50%, 07/08/44 (a)	205,000	164,787
4.13%, 05/15/45 (a)	350,000	264,211
5.88%, 09/26/45 (a)	440,000	415,052
4.00%, 07/15/46 (a)	545,000	399,196
4.00%, 11/15/47 (a)	400,000	291,124
3.60%, 04/01/50 (a)	825,000	545,968
3.95%, 03/25/51 (a)	600,000	417,558
6.90%, 11/09/52 (a)	450,000	467,383
5.55%, 02/06/53 (a)	400,000	350,732
5.38%, 09/27/54 (a)	300,000	256,602
4.38%, 05/15/55 (a)	225,000	164,799
6.00%, 08/03/55 (a)	375,000	349,170
5.95%, 09/26/55 (a)	695,000	650,270
3.85%, 04/01/60 (a)	650,000	424,664
4.10%, 03/25/61 (a)	275,000	185,886
5.50%, 09/27/64 (a)	225,000	190,246
6.13%, 08/03/65 (a)	175,000	163,390
6.10%, 09/26/65 (a)	350,000	326,280
Paychex, Inc.
5.10%, 04/15/30 (a)	250,000	257,080
5.35%, 04/15/32 (a)	250,000	260,122
5.60%, 04/15/35 (a)	200,000	210,124
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	100,000	100,085
4.45%, 03/06/28 (a)	100,000	101,298
2.85%, 10/01/29 (a)	300,000	287,517
2.30%, 06/01/30 (a)	200,000	185,408
4.40%, 06/01/32 (a)	200,000	200,668
5.15%, 06/01/34 (a)	150,000	154,926
5.10%, 04/01/35 (a)	100,000	102,374
3.25%, 06/01/50 (a)	150,000	104,570
5.05%, 06/01/52 (a)	175,000	163,028
5.50%, 06/01/54 (a)	75,000	74,302
5.25%, 06/01/62 (a)	75,000	70,298
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	197,548
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	350,000	347,648
1.30%, 05/20/28 (a)	117,000	110,166
2.15%, 05/20/30 (a)	200,000	184,588
4.50%, 05/20/30 (a)	100,000	101,884
1.65%, 05/20/32 (a)	208,000	178,447
4.25%, 05/20/32 (a)	100,000	100,466
4.75%, 05/20/32 (a)	100,000	102,857
5.40%, 05/20/33 (a)	150,000	160,012
4.65%, 05/20/35 (a)	175,000	176,932
5.00%, 05/20/35 (a)	100,000	102,678
4.80%, 05/20/45 (a)	200,000	186,718
4.30%, 05/20/47 (a)	250,000	214,195
3.25%, 05/20/50 (a)	175,000	123,491
4.50%, 05/20/52 (a)	200,000	172,928
6.00%, 05/20/53 (a)	225,000	241,636
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	149,765
4.75%, 03/27/30 (a)	150,000	153,335
3.00%, 05/22/30 (a)	175,000	166,483
4.75%, 05/20/32 (a)	100,000	102,226
5.25%, 03/27/35 (a)	100,000	104,013
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	150,000	149,703
1.40%, 09/15/27 (a)	150,000	143,357
4.20%, 09/15/28 (a)	150,000	150,474
4.25%, 09/15/28 (a)	100,000	100,488
2.95%, 09/15/29 (a)	100,000	95,710
4.50%, 10/15/29 (a)	100,000	101,181
2.00%, 06/30/30 (a)	100,000	90,473
4.45%, 09/15/30 (a)	100,000	100,707
1.75%, 02/15/31 (a)	200,000	175,552
4.75%, 02/15/32 (a)	100,000	101,467
4.90%, 10/15/34 (a)	200,000	200,938
5.10%, 09/15/35 (a)	200,000	203,220
S&P Global, Inc.
2.95%, 01/22/27 (a)	100,000	99,005
2.45%, 03/01/27 (a)	200,000	196,566
4.75%, 08/01/28 (a)	150,000	153,000
2.70%, 03/01/29 (a)	250,000	240,230
4.25%, 05/01/29 (a)	175,000	176,181
2.50%, 12/01/29 (a)	100,000	94,382
1.25%, 08/15/30 (a)	50,000	44,065
2.90%, 03/01/32 (a)	300,000	277,881
5.25%, 09/15/33 (a)	150,000	158,487
3.25%, 12/01/49 (a)	100,000	72,090
3.70%, 03/01/52 (a)	150,000	116,024
2.30%, 08/15/60 (a)	100,000	51,879
3.90%, 03/01/62 (a)	100,000	76,647
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	299,934
1.50%, 07/15/28 (a)	150,000	141,836
1.95%, 07/15/31 (a)	300,000	268,230
2.70%, 07/15/41 (a)	250,000	184,247
2.90%, 07/15/51 (a)	350,000	227,482
3.05%, 07/15/61 (a)	200,000	123,840
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	264,798
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	100,000	90,946
Synopsys, Inc.
4.55%, 04/01/27	175,000	176,267
4.65%, 04/01/28 (a)	175,000	177,319
4.85%, 04/01/30 (a)	350,000	357,812
5.00%, 04/01/32 (a)	275,000	282,158
5.15%, 04/01/35 (a)	400,000	408,928
5.70%, 04/01/55 (a)	350,000	351,771
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	100,000	95,241
2.65%, 08/09/31 (a)	100,000	90,052
6.10%, 04/12/34 (a)	100,000	106,275
5.30%, 10/10/35 (a)	100,000	100,092
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	139,109
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	191,848
2.75%, 04/01/31 (a)	150,000	139,167
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	181,438
Texas Instruments, Inc.
4.60%, 02/08/27 (a)	125,000	126,093
2.90%, 11/03/27 (a)	75,000	74,072
4.60%, 02/15/28 (a)	150,000	152,525
4.60%, 02/08/29 (a)	125,000	127,948
2.25%, 09/04/29 (a)	100,000	94,349
1.75%, 05/04/30 (a)	100,000	91,076
4.50%, 05/23/30 (a)	100,000	102,173
1.90%, 09/15/31 (a)	100,000	89,106
3.65%, 08/16/32 (a)	100,000	96,494

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/14/33 (a)	200,000	207,184
4.85%, 02/08/34 (a)	100,000	103,372
5.10%, 05/23/35 (a)	100,000	103,757
3.88%, 03/15/39 (a)	150,000	135,636
4.15%, 05/15/48 (a)	200,000	167,992
2.70%, 09/15/51 (a)	100,000	62,820
4.10%, 08/16/52 (a)	75,000	61,289
5.00%, 03/14/53 (a)	100,000	93,762
5.15%, 02/08/54 (a)	150,000	144,452
5.05%, 05/18/63 (a)	275,000	253,082
TR Finance LLC
5.50%, 08/15/35	100,000	104,818
5.85%, 04/15/40	100,000	105,214
5.65%, 11/23/43 (a)	75,000	76,160
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	101,553
6.10%, 03/15/33 (a)	150,000	161,902
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	200,000	199,834
2.50%, 10/25/31 (a)	250,000	229,105
4.25%, 04/22/32 (a)	200,000	201,808
3.13%, 10/25/41 (a)	250,000	205,402
3.25%, 10/25/51 (a)	200,000	155,314
4.50%, 04/22/52 (a)	200,000	192,286
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	150,056
2.70%, 06/15/31 (a)	100,000	90,867
5.25%, 06/01/32 (a)	100,000	102,857
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	150,156
4.50%, 08/15/30 (a)	150,000	151,320
5.75%, 04/01/33 (a)	100,000	106,450
5.25%, 06/05/34 (a)	100,000	103,117
5.25%, 03/15/35 (a)	125,000	128,008
5.13%, 02/15/36 (a)	150,000	152,225
5.50%, 06/15/45 (a)	50,000	49,647
3.63%, 05/15/50 (a)	100,000	73,457
Visa, Inc.
1.90%, 04/15/27 (a)	300,000	293,016
0.75%, 08/15/27 (a)	150,000	143,036
2.75%, 09/15/27 (a)	150,000	147,738
2.05%, 04/15/30 (a)	300,000	278,190
1.10%, 02/15/31 (a)	200,000	174,430
4.15%, 12/14/35 (a)	180,000	175,594
2.70%, 04/15/40 (a)	150,000	116,754
4.30%, 12/14/45 (a)	670,000	593,928
3.65%, 09/15/47 (a)	100,000	79,469
2.00%, 08/15/50 (a)	300,000	166,530
VMware LLC
3.90%, 08/21/27 (a)	200,000	199,772
1.80%, 08/15/28 (a)	200,000	188,812
4.70%, 05/15/30 (a)	150,000	152,594
2.20%, 08/15/31 (a)	250,000	222,850
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	95,182
3.10%, 02/01/32 (a)	100,000	91,810
Western Union Co.
2.75%, 03/15/31 (a)	75,000	67,859
6.20%, 11/17/36	100,000	105,220
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	198,678
3.70%, 04/01/29 (a)	150,000	148,122
3.80%, 04/01/32 (a)	225,000	216,153
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	186,210
		130,004,605
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	125,870	115,377
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	109,983	108,302
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	114,387	112,640
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	118,365	115,214
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	88,688	86,994
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	84,188	79,190
American Airlines Pass-Through Trust
4.90%, 05/11/38	150,000	150,034
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	100,000	99,321
6.20%, 08/15/36	50,000	56,371
6.15%, 05/01/37	100,000	112,397
5.75%, 05/01/40 (a)	100,000	107,147
5.05%, 03/01/41 (a)	100,000	99,307
5.40%, 06/01/41 (a)	100,000	102,515
4.95%, 09/15/41 (a)	100,000	97,665
4.40%, 03/15/42 (a)	100,000	90,769
4.38%, 09/01/42 (a)	150,000	135,610
4.45%, 03/15/43 (a)	200,000	180,976
5.15%, 09/01/43 (a)	100,000	98,527
4.90%, 04/01/44 (a)	175,000	167,438
4.55%, 09/01/44 (a)	165,000	149,561
4.15%, 04/01/45 (a)	175,000	149,621
4.70%, 09/01/45 (a)	100,000	91,756
3.90%, 08/01/46 (a)	100,000	81,616
4.13%, 06/15/47 (a)	100,000	83,923
4.05%, 06/15/48 (a)	150,000	123,972
4.15%, 12/15/48 (a)	200,000	167,522
3.55%, 02/15/50 (a)	100,000	74,988
3.05%, 02/15/51 (a)	100,000	67,745
3.30%, 09/15/51 (a)	150,000	106,176
2.88%, 06/15/52 (a)	150,000	96,678
4.45%, 01/15/53 (a)	200,000	172,226
5.20%, 04/15/54 (a)	300,000	289,068
5.50%, 03/15/55 (a)	200,000	201,192
5.80%, 03/15/56 (a)	170,000	178,313
Canadian National Railway Co.
6.90%, 07/15/28	150,000	161,320
4.20%, 03/12/31 (a)	50,000	50,187
3.85%, 08/05/32 (a)	150,000	145,804
5.85%, 11/01/33 (a)	100,000	109,628
4.38%, 09/18/34 (a)	150,000	148,294
4.75%, 11/12/35 (a)	70,000	70,523
6.20%, 06/01/36	75,000	84,230
3.20%, 08/02/46 (a)	150,000	110,417
3.65%, 02/03/48 (a)	100,000	77,738
4.45%, 01/20/49 (a)	150,000	131,370
2.45%, 05/01/50 (a)	200,000	120,440
4.40%, 08/05/52 (a)	100,000	85,830
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	100,000	97,820
4.00%, 06/01/28 (a)	100,000	100,131
2.88%, 11/15/29 (a)	100,000	95,494
2.05%, 03/05/30 (a)	100,000	91,893
4.80%, 03/30/30 (a)	250,000	256,750
7.13%, 10/15/31	75,000	85,639
2.45%, 12/02/31 (a)	300,000	269,730
4.80%, 09/15/35 (a)	50,000	50,006
5.95%, 05/15/37	100,000	108,483

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 12/02/41 (a)	200,000	151,346
4.30%, 05/15/43 (a)	100,000	87,843
4.80%, 08/01/45 (a)	100,000	93,080
4.95%, 08/15/45 (a)	100,000	94,543
4.70%, 05/01/48 (a)	75,000	67,625
3.50%, 05/01/50 (a)	100,000	73,361
3.10%, 12/02/51 (a)	275,000	186,230
4.20%, 11/15/69 (a)	100,000	76,699
6.13%, 09/15/15 (a)	150,000	153,864
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	125,000	125,434
CSX Corp.
3.25%, 06/01/27 (a)	150,000	148,660
3.80%, 03/01/28 (a)	200,000	199,702
4.25%, 03/15/29 (a)	150,000	151,534
2.40%, 02/15/30 (a)	100,000	94,005
4.10%, 11/15/32 (a)	150,000	148,161
5.20%, 11/15/33 (a)	150,000	157,345
5.05%, 06/15/35 (a)	150,000	153,990
6.00%, 10/01/36	75,000	82,231
6.15%, 05/01/37	150,000	166,674
6.22%, 04/30/40	100,000	111,333
5.50%, 04/15/41 (a)	100,000	103,427
4.75%, 05/30/42 (a)	150,000	141,243
4.10%, 03/15/44 (a)	200,000	170,322
3.80%, 11/01/46 (a)	100,000	80,206
4.30%, 03/01/48 (a)	100,000	85,163
4.75%, 11/15/48 (a)	100,000	90,967
4.50%, 03/15/49 (a)	150,000	130,858
3.35%, 09/15/49 (a)	100,000	72,061
3.80%, 04/15/50 (a)	100,000	77,968
3.95%, 05/01/50 (a)	100,000	79,562
2.50%, 05/15/51 (a)	100,000	60,542
4.50%, 11/15/52 (a)	175,000	151,765
4.50%, 08/01/54 (a)	100,000	85,970
4.90%, 03/15/55 (a)	100,000	91,759
4.25%, 11/01/66 (a)	100,000	79,100
4.65%, 03/01/68 (a)	125,000	105,489
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	70,103	67,408
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	75,169
4.95%, 07/10/28 (a)	180,000	182,794
3.75%, 10/28/29 (a)	75,000	73,371
5.25%, 07/10/30 (a)	180,000	184,901
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	183,159	160,662
FedEx Corp.
3.40%, 02/15/28 (a)	100,000	98,638
3.10%, 08/05/29 (a)	150,000	144,546
4.25%, 05/15/30 (a)	100,000	100,471
2.40%, 05/15/31 (a)	150,000	136,000
4.90%, 01/15/34	75,000	75,572
3.90%, 02/01/35	50,000	46,426
3.25%, 05/15/41 (a)	100,000	75,418
3.88%, 08/01/42	75,000	59,890
4.10%, 04/15/43	100,000	81,370
5.10%, 01/15/44	75,000	69,194
4.10%, 02/01/45	75,000	59,971
4.75%, 11/15/45 (a)	125,000	109,235
4.55%, 04/01/46 (a)	225,000	190,514
4.40%, 01/15/47 (a)	100,000	82,521
4.05%, 02/15/48 (a)	150,000	116,177
4.95%, 10/17/48 (a)	150,000	132,115
5.25%, 05/15/50 (a)	225,000	208,604
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	105,131
2.65%, 07/15/31 (a)	100,000	89,628
6.50%, 05/06/34 (a)	75,000	80,777
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	150,000	153,540
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	71,957	64,238
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	67,282	63,819
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	100,161
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	50,000	49,471
3.80%, 08/01/28 (a)	150,000	149,514
2.55%, 11/01/29 (a)	100,000	94,559
5.05%, 08/01/30 (a)	100,000	103,941
3.00%, 03/15/32 (a)	100,000	92,717
4.45%, 03/01/33 (a)	100,000	100,281
5.55%, 03/15/34 (a)	75,000	79,615
5.10%, 05/01/35 (a)	75,000	77,164
4.84%, 10/01/41	100,000	95,551
3.95%, 10/01/42 (a)	130,000	110,157
4.45%, 06/15/45 (a)	150,000	132,421
4.65%, 01/15/46 (a)	150,000	135,420
3.94%, 11/01/47 (a)	125,000	101,010
4.15%, 02/28/48 (a)	100,000	83,101
4.10%, 05/15/49 (a)	50,000	40,794
3.40%, 11/01/49 (a)	100,000	72,060
3.05%, 05/15/50 (a)	100,000	67,377
2.90%, 08/25/51 (a)	100,000	64,618
4.05%, 08/15/52 (a)	150,000	119,513
3.70%, 03/15/53 (a)	75,000	55,661
4.55%, 06/01/53 (a)	150,000	129,577
5.35%, 08/01/54 (a)	200,000	195,306
3.16%, 05/15/55 (a)	125,000	82,630
5.95%, 03/15/64 (a)	100,000	105,169
5.10%, 08/01/18 (a)	50,000	44,506
4.10%, 05/15/21 (a)	100,000	71,422
Ryder System, Inc.
2.90%, 12/01/26 (a)	100,000	98,903
2.85%, 03/01/27 (a)	100,000	98,510
5.30%, 03/15/27 (a)	75,000	76,129
5.65%, 03/01/28 (a)	100,000	103,386
5.25%, 06/01/28 (a)	100,000	102,782
6.30%, 12/01/28 (a)	100,000	106,125
5.38%, 03/15/29 (a)	100,000	103,678
5.50%, 06/01/29 (a)	75,000	78,425
4.95%, 09/01/29 (a)	75,000	76,875
4.90%, 12/01/29 (a)	75,000	76,745
5.00%, 03/15/30 (a)	75,000	77,105
6.60%, 12/01/33 (a)	100,000	112,305
Southwest Airlines Co.
5.13%, 06/15/27 (a)	300,000	303,408
3.45%, 11/16/27 (a)	75,000	73,898
4.38%, 11/15/28 (a)	150,000	150,046
2.63%, 02/10/30 (a)	75,000	69,533
5.25%, 11/15/35 (a)	150,000	147,012
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	90,441
Union Pacific Corp.
3.00%, 04/15/27 (a)	100,000	98,914
3.95%, 09/10/28 (a)	250,000	250,405
3.70%, 03/01/29 (a)	150,000	148,947
2.40%, 02/05/30 (a)	200,000	187,602
2.38%, 05/20/31 (a)	200,000	183,860
2.80%, 02/14/32 (a)	250,000	230,387

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 01/20/33 (a)	200,000	202,780
3.38%, 02/01/35 (a)	75,000	68,281
5.10%, 02/20/35 (a)	175,000	181,855
2.89%, 04/06/36 (a)	150,000	127,743
3.60%, 09/15/37 (a)	100,000	89,850
3.55%, 08/15/39 (a)	100,000	86,396
3.20%, 05/20/41 (a)	200,000	158,252
3.38%, 02/14/42 (a)	75,000	60,005
4.05%, 11/15/45 (a)	75,000	62,786
4.05%, 03/01/46 (a)	100,000	83,200
3.35%, 08/15/46 (a)	75,000	55,801
4.00%, 04/15/47 (a)	75,000	61,393
4.50%, 09/10/48 (a)	100,000	87,640
4.30%, 03/01/49 (a)	100,000	84,352
3.25%, 02/05/50 (a)	325,000	230,116
3.80%, 10/01/51 (a)	200,000	154,774
2.95%, 03/10/52 (a)	100,000	65,537
4.95%, 09/09/52 (a)	75,000	69,972
3.50%, 02/14/53 (a)	250,000	181,657
4.95%, 05/15/53 (a)	100,000	93,469
5.60%, 12/01/54 (a)	175,000	178,136
3.88%, 02/01/55 (a)	50,000	38,528
3.95%, 08/15/59 (a)	100,000	76,141
3.84%, 03/20/60 (a)	350,000	259,658
3.55%, 05/20/61 (a)	100,000	69,179
2.97%, 09/16/62 (a)	150,000	90,018
5.15%, 01/20/63 (a)	100,000	94,058
4.10%, 09/15/67 (a)	100,000	76,545
3.75%, 02/05/70 (a)	125,000	86,758
3.80%, 04/06/71 (a)	150,000	106,101
3.85%, 02/14/72 (a)	100,000	71,406
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	86,681	84,413
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	60,221	58,007
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	97,589	94,249
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	63,446	62,354
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	73,136	67,103
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	170,029	174,042
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	279,891	294,572
United Airlines Pass-Through Trust
5.45%, 08/15/38	144,828	150,265
5.88%, 08/15/38	72,414	74,458
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	250,000	246,880
3.40%, 03/15/29 (a)	100,000	98,604
2.50%, 09/01/29 (a)	75,000	71,291
4.45%, 04/01/30 (a)	150,000	153,148
4.65%, 10/15/30 (a)	100,000	102,763
4.88%, 03/03/33 (a)	150,000	155,544
5.15%, 05/22/34 (a)	150,000	157,078
5.25%, 05/14/35 (a)	200,000	209,314
6.20%, 01/15/38	295,000	328,518
5.20%, 04/01/40 (a)	100,000	101,990
4.88%, 11/15/40 (a)	100,000	97,717
3.63%, 10/01/42	75,000	61,191
3.40%, 11/15/46 (a)	100,000	75,510
3.75%, 11/15/47 (a)	225,000	177,190
4.25%, 03/15/49 (a)	100,000	84,340
3.40%, 09/01/49 (a)	100,000	72,388
5.30%, 04/01/50 (a)	225,000	220,702
5.05%, 03/03/53 (a)	200,000	186,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 05/22/54 (a)	225,000	223,605
5.95%, 05/14/55 (a)	200,000	210,822
5.60%, 05/22/64 (a)	100,000	98,778
6.05%, 05/14/65 (a)	200,000	210,726
		27,175,932
		767,896,585

Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	99,586
5.45%, 05/15/29 (a)	100,000	104,059
2.10%, 07/01/30 (a)	175,000	159,750
5.40%, 06/01/33 (a)	100,000	103,722
5.70%, 05/15/34 (a)	100,000	104,844
3.80%, 10/01/47 (a)	75,000	56,487
4.15%, 05/01/49 (a)	100,000	78,751
3.45%, 05/15/51 (a)	100,000	69,080
5.25%, 05/15/52 (a)	100,000	93,138
5.85%, 10/15/55 (a)	130,000	129,578
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	77,034
5.38%, 06/15/35 (a)	100,000	104,046
3.75%, 12/01/47 (a)	150,000	117,047
4.25%, 09/15/48 (a)	100,000	83,644
3.80%, 06/15/49 (a)	100,000	77,277
3.15%, 09/15/49 (a)	75,000	51,842
3.65%, 04/01/50 (a)	100,000	75,795
4.50%, 06/15/52 (a)	100,000	86,604
5.40%, 03/15/53 (a)	100,000	99,134
AES Corp.
5.45%, 06/01/28 (a)	200,000	204,608
2.45%, 01/15/31 (a)	200,000	181,610
5.80%, 03/15/32 (a)	150,000	154,393
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	100,000
1.45%, 09/15/30 (a)	150,000	133,114
4.30%, 03/15/31 (a)	90,000	90,409
3.05%, 03/15/32 (a)	150,000	139,633
3.94%, 09/01/32 (a)	75,000	73,275
5.85%, 11/15/33 (a)	75,000	81,067
5.10%, 04/02/35 (a)	100,000	102,856
6.00%, 03/01/39	100,000	108,952
3.85%, 12/01/42	75,000	62,682
4.15%, 08/15/44 (a)	100,000	85,331
3.75%, 03/01/45 (a)	100,000	80,001
3.70%, 12/01/47 (a)	100,000	77,647
4.30%, 07/15/48 (a)	150,000	127,835
3.45%, 10/01/49 (a)	100,000	72,963
3.13%, 07/15/51 (a)	100,000	67,783
3.00%, 03/15/52 (a)	150,000	99,369
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	130,000	129,598
Ameren Corp.
1.95%, 03/15/27 (a)	150,000	146,055
1.75%, 03/15/28 (a)	50,000	47,462
5.00%, 01/15/29 (a)	100,000	102,502
3.50%, 01/15/31 (a)	200,000	192,550
5.38%, 03/15/35 (a)	150,000	154,693
Ameren Illinois Co.
3.80%, 05/15/28 (a)	75,000	74,875
3.85%, 09/01/32 (a)	100,000	96,605
4.95%, 06/01/33 (a)	100,000	102,931
4.15%, 03/15/46 (a)	150,000	126,974
3.70%, 12/01/47 (a)	100,000	77,962

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/15/49 (a)	100,000	86,744
3.25%, 03/15/50 (a)	75,000	52,858
2.90%, 06/15/51 (a)	100,000	65,131
5.90%, 12/01/52 (a)	50,000	52,832
5.55%, 07/01/54 (a)	100,000	100,979
5.63%, 03/01/55 (a)	125,000	127,676
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	50,000	51,549
3.20%, 11/13/27 (a)	150,000	147,867
4.30%, 12/01/28 (a)	100,000	100,670
5.20%, 01/15/29 (a)	150,000	155,127
2.30%, 03/01/30 (a)	100,000	92,515
5.95%, 11/01/32 (a)	100,000	108,134
5.63%, 03/01/33 (a)	150,000	158,679
3.25%, 03/01/50 (a)	75,000	50,564
6.95%, 12/15/54 (a)(b)	100,000	108,053
7.05%, 12/15/54 (a)(b)	75,000	78,820
5.80%, 03/15/56 (a)(b)	190,000	188,761
6.05%, 03/15/56 (a)(b)	160,000	159,942
3.88%, 02/15/62 (a)(b)	150,000	146,256
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	98,969
2.70%, 04/01/31 (a)	150,000	137,568
5.65%, 04/01/34 (a)	100,000	105,439
7.00%, 04/01/38	100,000	115,315
4.45%, 06/01/45 (a)	75,000	64,151
4.50%, 03/01/49 (a)	100,000	84,190
3.70%, 05/01/50 (a)	100,000	73,836
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	94,781
6.35%, 12/15/32 (a)	100,000	109,962
5.55%, 08/01/33 (a)	150,000	157,812
5.70%, 08/15/34 (a)	150,000	158,517
4.50%, 04/01/42 (a)	150,000	134,373
4.25%, 03/01/49 (a)	100,000	82,369
3.35%, 05/15/50 (a)	150,000	105,435
2.65%, 09/15/50 (a)	150,000	92,492
5.90%, 08/15/55 (a)	210,000	216,428
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	100,247
2.30%, 03/15/31 (a)	100,000	90,896
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	98,815
Avista Corp.
4.35%, 06/01/48 (a)	100,000	84,286
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	90,615
5.30%, 06/01/34 (a)	75,000	78,503
5.45%, 06/01/35 (a)	100,000	104,704
6.35%, 10/01/36	100,000	112,707
3.50%, 08/15/46 (a)	150,000	113,345
4.25%, 09/15/48 (a)	100,000	83,958
3.20%, 09/15/49 (a)	75,000	52,239
4.55%, 06/01/52 (a)	100,000	86,582
5.40%, 06/01/53 (a)	150,000	147,198
5.65%, 06/01/54 (a)	75,000	76,223
Basin Electric Power Cooperative
5.85%, 10/15/55 (a)(d)	125,000	125,094
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	147,679
3.70%, 07/15/30 (a)	150,000	147,783
1.65%, 05/15/31 (a)	75,000	65,549
6.13%, 04/01/36	298,000	326,197
5.95%, 05/15/37	100,000	108,907
5.15%, 11/15/43 (a)	100,000	97,581
4.50%, 02/01/45 (a)	150,000	131,955
3.80%, 07/15/48 (a)	150,000	115,433
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 01/15/49 (a)	175,000	148,111
4.25%, 10/15/50 (a)	175,000	143,279
2.85%, 05/15/51 (a)	250,000	158,660
4.60%, 05/01/53 (a)	200,000	171,632
Black Hills Corp.
3.15%, 01/15/27 (a)	150,000	148,362
5.95%, 03/15/28 (a)	75,000	77,820
2.50%, 06/15/30 (a)	50,000	46,268
4.55%, 01/31/31 (a)	80,000	80,275
4.35%, 05/01/33 (a)	150,000	145,582
6.15%, 05/15/34 (a)	75,000	80,904
6.00%, 01/15/35 (a)	75,000	80,361
3.88%, 10/15/49 (a)	100,000	75,564
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	148,594
5.20%, 10/01/28 (a)	100,000	103,301
4.80%, 03/15/30 (a)	75,000	77,053
2.35%, 04/01/31 (a)	100,000	90,840
4.45%, 10/01/32 (a)	150,000	150,126
4.95%, 04/01/33 (a)	100,000	102,480
5.15%, 03/01/34 (a)	100,000	103,580
5.05%, 03/01/35 (a)	100,000	102,060
4.95%, 08/15/35 (a)	100,000	101,377
4.50%, 04/01/44 (a)	97,000	86,610
3.95%, 03/01/48 (a)	75,000	60,804
4.25%, 02/01/49 (a)	75,000	63,323
2.90%, 07/01/50 (a)	50,000	33,161
3.35%, 04/01/51 (a)	150,000	107,838
3.60%, 03/01/52 (a)	100,000	74,850
4.85%, 10/01/52 (a)	75,000	69,340
5.30%, 04/01/53 (a)	75,000	73,330
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	155,680
2.95%, 03/01/30 (a)	88,000	83,560
6.85%, 02/15/55 (a)(b)	75,000	80,219
7.00%, 02/15/55 (a)(b)	75,000	78,509
6.70%, 05/15/55 (a)(b)	75,000	77,074
5.95%, 04/01/56 (a)(b)	125,000	126,388
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	75,000	66,329
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	79,885
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	98,981
4.88%, 03/01/44 (a)	100,000	90,542
4.75%, 06/01/50 (a)(b)	100,000	98,164
6.50%, 06/01/55 (a)(b)	175,000	181,151
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	150,000	147,969
2.20%, 03/01/30 (a)	100,000	92,879
5.30%, 06/01/34 (a)	100,000	105,128
5.90%, 03/15/36	150,000	163,401
3.80%, 10/01/42 (a)	100,000	82,283
4.60%, 08/15/43 (a)	100,000	91,114
4.70%, 01/15/44 (a)	100,000	91,750
3.70%, 03/01/45 (a)	100,000	79,606
4.35%, 11/15/45 (a)	100,000	86,473
3.65%, 06/15/46 (a)	100,000	78,072
3.75%, 08/15/47 (a)	150,000	117,386
4.00%, 03/01/48 (a)	150,000	121,805
4.00%, 03/01/49 (a)	75,000	59,943
3.20%, 11/15/49 (a)	100,000	69,381
3.00%, 03/01/50 (a)	150,000	100,286
3.13%, 03/15/51 (a)	100,000	67,931
3.85%, 03/15/52 (a)	75,000	58,076
5.30%, 02/01/53 (a)	100,000	96,900

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 06/01/54 (a)	100,000	101,852
5.95%, 06/01/55 (a)	100,000	106,280
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	75,000	76,676
4.95%, 01/15/30 (a)	100,000	102,868
2.05%, 07/01/31 (a)	100,000	89,270
4.90%, 07/01/33 (a)	75,000	76,777
4.95%, 08/15/34 (a)	75,000	76,304
4.30%, 04/15/44 (a)	75,000	65,890
4.00%, 04/01/48 (a)	150,000	121,692
5.25%, 01/15/53 (a)	150,000	144,820
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	50,150
3.35%, 04/01/30 (a)	200,000	194,188
2.40%, 06/15/31 (a)	200,000	183,214
5.20%, 03/01/33 (a)	100,000	104,826
5.50%, 03/15/34 (a)	100,000	105,807
5.38%, 05/15/34 (a)	150,000	156,753
5.30%, 03/01/35	80,000	83,199
5.13%, 03/15/35 (a)	100,000	102,978
5.85%, 03/15/36	150,000	161,739
6.30%, 08/15/37	100,000	112,192
6.75%, 04/01/38	100,000	115,825
5.50%, 12/01/39	100,000	103,249
4.20%, 03/15/42	50,000	43,670
4.45%, 03/15/44 (a)	230,000	203,950
4.50%, 12/01/45 (a)	150,000	132,370
3.85%, 06/15/46 (a)	100,000	80,308
3.88%, 06/15/47 (a)	150,000	119,070
4.65%, 12/01/48 (a)	100,000	88,904
4.13%, 05/15/49 (a)	100,000	81,291
3.95%, 04/01/50 (a)	150,000	119,921
3.20%, 12/01/51 (a)	75,000	51,068
6.15%, 11/15/52 (a)	150,000	161,175
5.90%, 11/15/53 (a)	150,000	156,673
5.70%, 05/15/54 (a)	150,000	153,063
4.63%, 12/01/54 (a)	100,000	86,233
5.50%, 03/15/55 (a)	125,000	123,914
5.75%, 11/15/55 (a)	170,000	174,241
4.30%, 12/01/56 (a)	150,000	121,698
4.00%, 11/15/57 (a)	100,000	76,303
4.50%, 05/15/58 (a)	100,000	83,738
3.70%, 11/15/59 (a)	100,000	71,571
3.00%, 12/01/60 (a)	100,000	60,947
3.60%, 06/15/61 (a)	200,000	141,014
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	150,000	155,131
5.80%, 03/01/33 (a)	150,000	160,944
6.13%, 01/15/34 (a)	100,000	108,982
6.25%, 10/01/39	162,000	177,507
5.75%, 10/01/41 (a)	100,000	102,999
5.60%, 06/15/42 (a)	100,000	101,482
6.50%, 10/01/53 (a)	175,000	193,426
5.75%, 03/15/54 (a)	150,000	150,834
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	203,166
4.90%, 02/15/29 (a)	100,000	102,832
4.60%, 05/30/29 (a)	100,000	101,810
4.70%, 01/15/30 (a)	100,000	102,454
3.60%, 08/15/32 (a)	100,000	95,636
4.63%, 05/15/33 (a)	125,000	126,106
5.05%, 05/15/35 (a)	100,000	102,583
3.95%, 05/15/43 (a)	130,000	109,589
4.05%, 05/15/48 (a)	100,000	82,814
4.35%, 04/15/49 (a)	100,000	85,547
3.75%, 02/15/50 (a)	50,000	38,699
3.10%, 08/15/50 (a)	100,000	68,629
3.50%, 08/01/51 (a)	200,000	148,834
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 09/01/52 (a)	100,000	82,741
2.50%, 05/01/60 (a)	100,000	56,421
Dayton Power & Light Co.
4.55%, 08/15/30 (a)(d)	110,000	109,998
3.95%, 06/15/49 (a)	100,000	75,584
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	67,359
5.30%, 05/15/33	50,000	52,593
5.30%, 01/15/35 (a)	100,000	104,476
6.05%, 01/15/38	100,000	109,042
5.45%, 02/01/41 (a)	100,000	102,015
6.25%, 10/15/53 (a)	100,000	110,512
5.10%, 06/01/65 (a)	100,000	91,345
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	200,000	202,594
4.25%, 06/01/28 (a)	150,000	150,531
3.38%, 04/01/30 (a)	275,000	265,713
5.00%, 06/15/30 (a)	150,000	154,635
2.25%, 08/15/31 (a)	100,000	89,346
4.35%, 08/15/32 (a)	75,000	73,931
5.38%, 11/15/32 (a)	150,000	156,843
6.30%, 03/15/33	75,000	82,195
5.25%, 08/01/33	80,000	82,572
5.45%, 03/15/35 (a)	150,000	155,094
5.95%, 06/15/35	100,000	107,529
7.00%, 06/15/38	100,000	115,530
3.30%, 04/15/41 (a)	100,000	77,108
4.90%, 08/01/41 (a)	100,000	93,498
4.05%, 09/15/42 (a)	100,000	82,517
4.70%, 12/01/44 (a)	50,000	44,760
4.60%, 03/15/49 (a)	100,000	84,606
4.85%, 08/15/52 (a)	100,000	87,573
7.00%, 06/01/54 (a)(b)	150,000	163,693
6.88%, 02/01/55 (a)(b)	175,000	183,325
6.63%, 05/15/55 (a)(b)	200,000	207,298
6.00%, 02/15/56 (a)(b)	250,000	252,472
6.20%, 02/15/56 (a)(b)	225,000	227,612
DTE Electric Co.
4.25%, 05/14/27	100,000	100,726
1.90%, 04/01/28 (a)	100,000	95,739
2.25%, 03/01/30 (a)	150,000	139,630
2.63%, 03/01/31 (a)	100,000	92,626
5.20%, 04/01/33 (a)	150,000	157,053
5.20%, 03/01/34 (a)	150,000	156,198
5.25%, 05/15/35 (a)	100,000	103,664
3.70%, 03/15/45 (a)	250,000	200,092
3.75%, 08/15/47 (a)	150,000	117,833
4.05%, 05/15/48 (a)	100,000	82,864
3.95%, 03/01/49 (a)	150,000	121,334
2.95%, 03/01/50 (a)	100,000	67,999
5.40%, 04/01/53 (a)	150,000	149,275
5.85%, 05/15/55 (a)	100,000	105,303
DTE Energy Co.
4.95%, 07/01/27 (a)	200,000	202,546
4.88%, 06/01/28 (a)	150,000	152,737
5.10%, 03/01/29 (a)	200,000	205,564
3.40%, 06/15/29 (a)	100,000	97,328
2.95%, 03/01/30 (a)	100,000	95,084
5.20%, 04/01/30 (a)	200,000	207,022
5.85%, 06/01/34 (a)	150,000	160,762
5.05%, 10/01/35 (a)	100,000	100,491
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	150,511
2.45%, 08/15/29 (a)	150,000	142,128
2.45%, 02/01/30 (a)	100,000	94,083
4.85%, 03/15/30 (a)	100,000	103,188
6.45%, 10/15/32	130,000	144,803

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 01/15/33 (a)	200,000	207,212
4.85%, 01/15/34 (a)	100,000	101,955
5.25%, 03/15/35 (a)	100,000	104,210
6.10%, 06/01/37	100,000	109,386
6.00%, 01/15/38	100,000	108,914
6.05%, 04/15/38	150,000	164,196
5.30%, 02/15/40	150,000	154,158
4.25%, 12/15/41 (a)	155,000	138,550
4.00%, 09/30/42 (a)	100,000	85,596
3.75%, 06/01/45 (a)	150,000	120,087
3.88%, 03/15/46 (a)	100,000	80,878
3.70%, 12/01/47 (a)	75,000	58,148
3.95%, 03/15/48 (a)	100,000	80,803
3.20%, 08/15/49 (a)	150,000	104,726
3.45%, 04/15/51 (a)	50,000	36,265
3.55%, 03/15/52 (a)	100,000	73,780
5.35%, 01/15/53 (a)	150,000	147,258
5.40%, 01/15/54 (a)	150,000	149,005
Duke Energy Corp.
4.85%, 01/05/27	100,000	100,878
3.15%, 08/15/27 (a)	200,000	197,168
4.30%, 03/15/28 (a)	175,000	175,940
4.85%, 01/05/29 (a)	100,000	102,167
3.40%, 06/15/29 (a)	50,000	48,873
2.45%, 06/01/30 (a)	250,000	231,970
2.55%, 06/15/31 (a)	200,000	182,518
4.50%, 08/15/32 (a)	200,000	200,184
5.75%, 09/15/33 (a)	100,000	106,766
5.45%, 06/15/34 (a)	125,000	131,117
4.95%, 09/15/35 (a)	355,000	355,390
3.30%, 06/15/41 (a)	100,000	77,986
4.80%, 12/15/45 (a)	100,000	90,233
3.75%, 09/01/46 (a)	250,000	193,227
3.95%, 08/15/47 (a)	100,000	78,697
4.20%, 06/15/49 (a)	100,000	80,575
3.50%, 06/15/51 (a)	200,000	142,148
5.00%, 08/15/52 (a)	200,000	180,800
6.10%, 09/15/53 (a)	100,000	105,459
5.80%, 06/15/54 (a)	125,000	126,713
6.45%, 09/01/54 (a)(b)	175,000	183,958
5.70%, 09/15/55 (a)	130,000	129,880
3.25%, 01/15/82 (a)(b)	100,000	96,530
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	105,000	104,335
3.80%, 07/15/28 (a)	150,000	150,025
2.50%, 12/01/29 (a)	100,000	94,536
1.75%, 06/15/30 (a)	150,000	135,432
2.40%, 12/15/31 (a)	100,000	90,545
5.88%, 11/15/33 (a)	100,000	108,684
6.35%, 09/15/37	150,000	168,562
6.40%, 06/15/38	200,000	226,618
3.85%, 11/15/42 (a)	75,000	62,549
3.40%, 10/01/46 (a)	75,000	55,889
4.20%, 07/15/48 (a)	150,000	124,493
3.00%, 12/15/51 (a)	100,000	65,798
5.95%, 11/15/52 (a)	50,000	52,681
6.20%, 11/15/53 (a)	125,000	136,886
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	50,000	52,063
6.12%, 10/15/35	100,000	109,456
6.35%, 08/15/38	100,000	111,909
4.90%, 07/15/43 (a)	100,000	94,120
3.25%, 10/01/49 (a)	150,000	104,841
2.75%, 04/01/50 (a)	100,000	63,616
5.40%, 04/01/53 (a)	100,000	97,348
5.90%, 05/15/55 (a)	100,000	104,685
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	74,418
2.13%, 06/01/30 (a)	150,000	137,995
5.30%, 06/15/35 (a)	60,000	62,340
4.30%, 02/01/49 (a)	100,000	83,498
5.65%, 04/01/53 (a)	100,000	100,919
5.55%, 03/15/54 (a)	75,000	75,086
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	100,000	99,586
3.45%, 03/15/29 (a)	150,000	147,856
2.00%, 08/15/31 (a)	150,000	133,431
3.40%, 04/01/32 (a)	75,000	71,280
5.25%, 03/15/33 (a)	100,000	104,899
5.10%, 03/15/34 (a)	75,000	78,029
5.05%, 03/15/35 (a)	150,000	153,816
6.30%, 04/01/38	75,000	84,467
4.10%, 05/15/42 (a)	100,000	86,620
4.10%, 03/15/43 (a)	150,000	128,748
4.15%, 12/01/44 (a)	78,000	66,339
4.20%, 08/15/45 (a)	100,000	85,171
3.70%, 10/15/46 (a)	100,000	78,018
3.60%, 09/15/47 (a)	75,000	57,518
2.50%, 08/15/50 (a)	150,000	90,264
4.00%, 04/01/52 (a)	75,000	59,891
5.35%, 03/15/53 (a)	150,000	146,878
5.55%, 03/15/55 (a)	125,000	125,893
Edison International
5.75%, 06/15/27 (a)	100,000	101,723
4.13%, 03/15/28 (a)	100,000	98,876
5.25%, 11/15/28 (a)	100,000	101,502
5.45%, 06/15/29 (a)	75,000	76,315
6.95%, 11/15/29 (a)	100,000	106,699
6.25%, 03/15/30 (a)	100,000	104,624
5.25%, 03/15/32 (a)	150,000	150,312
El Paso Electric Co.
6.00%, 05/15/35	44,000	46,272
5.00%, 12/01/44 (a)	100,000	89,921
Emera U.S. Finance LP
4.75%, 06/15/46 (a)	250,000	216,557
Enel Chile SA
4.88%, 06/12/28 (a)	100,000	101,519
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	200,000	207,830
5.45%, 06/01/34 (a)	75,000	78,938
4.20%, 04/01/49 (a)	150,000	123,497
2.65%, 06/15/51 (a)	100,000	60,998
5.75%, 06/01/54 (a)	75,000	77,543
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	142,330
2.80%, 06/15/30 (a)	100,000	93,981
2.40%, 06/15/31 (a)	150,000	135,232
3.75%, 06/15/50 (a)	50,000	36,993
7.13%, 12/01/54 (a)(b)	200,000	210,702
5.88%, 06/15/56 (a)(b)	110,000	110,376
6.10%, 06/15/56 (a)(b)	130,000	130,781
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	75,000	74,039
3.25%, 04/01/28 (a)	100,000	98,697
1.60%, 12/15/30 (a)	75,000	66,766
2.35%, 06/15/32 (a)	100,000	88,382
4.00%, 03/15/33 (a)	100,000	96,864
5.35%, 03/15/34 (a)	100,000	104,495
5.15%, 09/15/34 (a)	100,000	102,947
3.10%, 06/15/41 (a)	100,000	76,516
4.95%, 01/15/45 (a)	75,000	69,693
4.20%, 09/01/48 (a)	175,000	144,242
4.20%, 04/01/50 (a)	150,000	121,998

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 03/15/51 (a)	150,000	96,444
4.75%, 09/15/52 (a)	100,000	89,468
5.70%, 03/15/54 (a)	150,000	152,145
5.80%, 03/15/55 (a)	100,000	102,773
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	50,000	51,285
3.85%, 06/01/49 (a)	100,000	77,940
3.50%, 06/01/51 (a)	75,000	54,168
5.85%, 06/01/54 (a)	75,000	77,451
5.80%, 04/15/55 (a)	100,000	102,953
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	132,724
5.25%, 04/15/35 (a)	100,000	103,332
4.50%, 03/30/39 (a)	100,000	94,320
3.55%, 09/30/49 (a)	100,000	73,158
5.00%, 09/15/52 (a)	75,000	68,538
5.55%, 09/15/54 (a)	100,000	98,803
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	197,882
4.13%, 03/01/42 (a)	100,000	85,830
4.25%, 12/01/45 (a)	100,000	84,964
3.25%, 09/01/49 (a)	100,000	69,780
3.45%, 04/15/50 (a)	50,000	36,018
5.70%, 03/15/53 (a)	100,000	101,263
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	69,377
4.95%, 04/15/33 (a)	50,000	51,277
5.40%, 04/01/34 (a)	75,000	78,853
5.13%, 08/15/35 (a)	120,000	122,257
5.30%, 10/01/41 (a)	100,000	99,959
4.20%, 03/15/48 (a)	100,000	83,566
Evergy, Inc.
2.90%, 09/15/29 (a)	150,000	143,248
6.65%, 06/01/55 (a)(b)	100,000	102,333
Eversource Energy
2.90%, 03/01/27 (a)	100,000	98,424
4.60%, 07/01/27 (a)	75,000	75,455
3.30%, 01/15/28 (a)	100,000	98,167
5.45%, 03/01/28 (a)	200,000	204,940
5.95%, 02/01/29 (a)	100,000	104,713
4.25%, 04/01/29 (a)	150,000	149,895
1.65%, 08/15/30 (a)	200,000	176,624
4.45%, 12/15/30 (a)	100,000	99,800
2.55%, 03/15/31 (a)	100,000	90,649
5.85%, 04/15/31 (a)	150,000	158,745
3.38%, 03/01/32 (a)	150,000	139,248
5.13%, 05/15/33 (a)	150,000	152,472
5.50%, 01/01/34 (a)	100,000	103,280
5.95%, 07/15/34 (a)	100,000	106,231
3.45%, 01/15/50 (a)	150,000	107,906
Exelon Corp.
2.75%, 03/15/27 (a)	100,000	98,357
5.15%, 03/15/28 (a)	200,000	204,562
5.15%, 03/15/29 (a)	125,000	128,828
4.05%, 04/15/30 (a)	200,000	198,666
5.13%, 03/15/31 (a)	100,000	103,608
3.35%, 03/15/32 (a)	100,000	93,911
5.30%, 03/15/33 (a)	150,000	156,624
5.45%, 03/15/34 (a)	125,000	130,896
4.95%, 06/15/35 (a)(d)	80,000	80,085
5.63%, 06/15/35	100,000	105,420
5.10%, 06/15/45 (a)	100,000	94,021
4.45%, 04/15/46 (a)	100,000	85,641
4.70%, 04/15/50 (a)	175,000	152,448
4.10%, 03/15/52 (a)	150,000	117,134
5.60%, 03/15/53 (a)	175,000	172,625
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 03/15/55 (a)	75,000	76,827
6.50%, 03/15/55 (a)(b)	175,000	182,714
FirstEnergy Corp.
3.90%, 07/15/27 (a)(e)	250,000	248,795
2.65%, 03/01/30 (a)	75,000	69,847
2.25%, 09/01/30 (a)	75,000	68,043
4.85%, 07/15/47 (a)(e)	125,000	111,120
3.40%, 03/01/50 (a)	100,000	70,157
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	101,373
4.75%, 01/15/33 (a)(d)	130,000	130,667
5.00%, 01/15/35 (a)	100,000	100,892
Florida Power & Light Co.
3.30%, 05/30/27 (a)	75,000	74,514
5.05%, 04/01/28 (a)	175,000	179,532
4.40%, 05/15/28 (a)	100,000	101,290
5.15%, 06/15/29 (a)	150,000	156,045
4.63%, 05/15/30 (a)	100,000	102,234
2.45%, 02/03/32 (a)	300,000	272,001
5.10%, 04/01/33 (a)	150,000	156,175
4.80%, 05/15/33 (a)	150,000	153,718
5.63%, 04/01/34	50,000	53,671
5.30%, 06/15/34 (a)	150,000	157,989
5.00%, 08/01/34 (a)	100,000	102,785
4.95%, 06/01/35	75,000	76,999
5.65%, 02/01/37	100,000	107,707
5.95%, 02/01/38	100,000	109,574
5.96%, 04/01/39	100,000	108,917
5.69%, 03/01/40	75,000	79,820
5.25%, 02/01/41 (a)	75,000	75,651
4.13%, 02/01/42 (a)	100,000	87,980
4.05%, 06/01/42 (a)	100,000	86,743
3.80%, 12/15/42 (a)	100,000	83,694
4.05%, 10/01/44 (a)	150,000	126,357
3.70%, 12/01/47 (a)	100,000	78,334
3.95%, 03/01/48 (a)	200,000	163,192
4.13%, 06/01/48 (a)	150,000	125,286
3.99%, 03/01/49 (a)	100,000	81,032
3.15%, 10/01/49 (a)	100,000	70,071
2.88%, 12/04/51 (a)	200,000	130,566
5.30%, 04/01/53 (a)	100,000	98,196
5.60%, 06/15/54 (a)	150,000	153,376
5.70%, 03/15/55 (a)	175,000	182,068
5.80%, 03/15/65 (a)	150,000	157,333
Georgia Power Co.
5.00%, 02/23/27 (a)	75,000	76,001
3.25%, 03/30/27 (a)	75,000	74,402
4.65%, 05/16/28 (a)	200,000	203,202
4.00%, 10/01/28 (a)	130,000	130,403
2.65%, 09/15/29 (a)	150,000	142,860
4.55%, 03/15/30 (a)	100,000	101,914
4.85%, 03/15/31 (a)	100,000	103,041
4.70%, 05/15/32 (a)	100,000	101,890
4.95%, 05/17/33 (a)	200,000	205,080
5.25%, 03/15/34 (a)	150,000	155,860
5.20%, 03/15/35 (a)	150,000	154,942
4.75%, 09/01/40	75,000	72,167
4.30%, 03/15/42	150,000	133,500
4.30%, 03/15/43	100,000	88,132
3.70%, 01/30/50 (a)	100,000	76,507
3.25%, 03/15/51 (a)	100,000	69,635
5.13%, 05/15/52 (a)	150,000	142,581
5.50%, 10/01/55 (a)	90,000	89,478
Iberdrola International BV
6.75%, 07/15/36	100,000	113,953

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	126,009
5.50%, 03/15/53 (a)	100,000	99,928
5.80%, 04/01/54 (a)	75,000	77,474
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	87,766
3.75%, 07/01/47 (a)	100,000	77,335
4.25%, 08/15/48 (a)	100,000	82,145
3.25%, 05/01/51 (a)	75,000	51,328
5.63%, 04/01/53 (a)	100,000	101,002
Interstate Power & Light Co.
3.60%, 04/01/29 (a)	100,000	98,266
2.30%, 06/01/30 (a)	100,000	91,988
5.70%, 10/15/33 (a)	75,000	79,535
4.95%, 09/30/34 (a)	100,000	100,590
5.60%, 06/29/35 (a)	100,000	104,943
6.25%, 07/15/39	50,000	54,588
3.50%, 09/30/49 (a)	100,000	73,331
5.45%, 09/30/54 (a)	25,000	24,187
5.60%, 10/01/55 (a)	50,000	49,405
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	50,000	51,117
ITC Holdings Corp.
5.30%, 07/01/43 (a)	100,000	97,310
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(d)	60,000	60,065
4.40%, 01/15/31 (a)(d)	90,000	89,848
5.10%, 01/15/35 (a)	150,000	152,661
5.15%, 01/15/36 (a)(d)	90,000	91,784
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	115,295	113,271
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	123,453	120,936
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	100,184
4.38%, 10/01/45 (a)	100,000	86,417
3.30%, 06/01/50 (a)	100,000	70,265
5.85%, 08/15/55 (a)	125,000	129,023
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	75,000	79,014
4.25%, 04/01/49 (a)	100,000	82,790
5.85%, 08/15/55 (a)	150,000	154,375
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	198,134
6.75%, 12/30/31	100,000	113,380
5.35%, 01/15/34 (a)	75,000	78,952
5.75%, 11/01/35	75,000	80,948
4.80%, 09/15/43 (a)	100,000	93,257
4.40%, 10/15/44 (a)	75,000	66,158
4.25%, 05/01/46 (a)	100,000	85,528
3.95%, 08/01/47 (a)	50,000	40,340
3.65%, 08/01/48 (a)	100,000	76,076
4.25%, 07/15/49 (a)	150,000	125,598
3.15%, 04/15/50 (a)	100,000	69,268
2.70%, 08/01/52 (a)	100,000	62,935
5.85%, 09/15/54 (a)	175,000	183,813
5.30%, 02/01/55 (a)	100,000	96,737
5.50%, 11/15/56 (a)	70,000	69,851
Mississippi Power Co.
4.25%, 03/15/42	100,000	87,590
3.10%, 07/30/51 (a)	100,000	67,503
National Grid PLC
5.60%, 06/12/28 (a)	150,000	155,115
5.81%, 06/12/33 (a)	150,000	160,528
5.42%, 01/11/34 (a)	150,000	156,573
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/27 (a)	100,000	100,923
5.10%, 05/06/27 (a)	100,000	101,512
4.12%, 09/16/27 (a)	100,000	100,451
3.40%, 02/07/28 (a)	200,000	198,066
4.75%, 02/07/28 (a)	100,000	101,599
4.80%, 03/15/28 (a)	100,000	101,832
4.15%, 08/25/28 (a)	210,000	211,312
4.85%, 02/07/29 (a)	150,000	153,769
3.70%, 03/15/29 (a)	100,000	99,105
5.15%, 06/15/29 (a)	100,000	103,828
2.40%, 03/15/30 (a)	100,000	93,613
5.00%, 02/07/31 (a)	100,000	103,499
1.35%, 03/15/31 (a)	100,000	86,417
1.65%, 06/15/31 (a)	100,000	87,360
8.00%, 03/01/32	100,000	118,860
2.75%, 04/15/32 (a)	100,000	90,724
4.02%, 11/01/32 (a)	100,000	97,844
4.15%, 12/15/32 (a)	100,000	98,495
5.80%, 01/15/33 (a)	75,000	80,825
5.00%, 08/15/34 (a)	100,000	102,653
4.40%, 11/01/48 (a)	50,000	43,306
4.30%, 03/15/49 (a)	100,000	85,786
7.13%, 09/15/53 (a)(b)	75,000	78,953
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	148,302
6.65%, 04/01/36	100,000	113,355
6.75%, 07/01/37	100,000	114,643
3.13%, 08/01/50 (a)	100,000	66,842
5.90%, 05/01/53 (a)	100,000	102,229
6.00%, 03/15/54 (a)	100,000	104,463
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	150,000	146,469
3.55%, 05/01/27 (a)	250,000	248,290
4.63%, 07/15/27 (a)	200,000	202,060
4.69%, 09/01/27	350,000	353,920
4.85%, 02/04/28	150,000	152,827
4.90%, 02/28/28 (a)	200,000	203,788
1.90%, 06/15/28 (a)	300,000	285,357
4.90%, 03/15/29 (a)	175,000	179,557
3.50%, 04/01/29 (a)	150,000	147,172
2.75%, 11/01/29 (a)	150,000	142,845
5.00%, 02/28/30 (a)	100,000	103,407
5.05%, 03/15/30 (a)	150,000	155,104
2.25%, 06/01/30 (a)	400,000	368,240
2.44%, 01/15/32 (a)	200,000	178,358
5.30%, 03/15/32 (a)	150,000	157,045
5.00%, 07/15/32 (a)	200,000	205,890
5.05%, 02/28/33 (a)	175,000	180,001
5.25%, 03/15/34 (a)	200,000	206,588
5.45%, 03/15/35 (a)	150,000	156,136
3.00%, 01/15/52 (a)	100,000	64,719
5.25%, 02/28/53 (a)	200,000	188,738
5.55%, 03/15/54 (a)	150,000	147,205
6.75%, 06/15/54 (a)(b)	200,000	214,488
6.70%, 09/01/54 (a)(b)	175,000	181,839
5.90%, 03/15/55 (a)	100,000	103,164
6.38%, 08/15/55 (a)(b)	275,000	285,450
6.50%, 08/15/55 (a)(b)	200,000	211,894
4.80%, 12/01/77 (a)(b)	100,000	97,813
5.65%, 05/01/79 (a)(b)	100,000	101,221
3.80%, 03/15/82 (a)(b)	100,000	97,741
Northern States Power Co.
5.05%, 05/15/35 (a)	100,000	102,781
5.35%, 11/01/39	100,000	102,578
3.40%, 08/15/42 (a)	250,000	198,200
4.00%, 08/15/45 (a)	150,000	126,140
3.60%, 09/15/47 (a)	150,000	115,352

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 03/01/50 (a)	150,000	101,081
2.60%, 06/01/51 (a)	125,000	78,373
3.20%, 04/01/52 (a)	100,000	70,612
4.50%, 06/01/52 (a)	100,000	86,983
5.10%, 05/15/53 (a)	150,000	142,236
5.40%, 03/15/54 (a)	100,000	99,177
5.65%, 06/15/54 (a)	75,000	77,302
5.65%, 05/15/55 (a)	75,000	76,916
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	84,608
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	148,444
3.25%, 05/15/29 (a)	150,000	145,849
4.85%, 03/01/30 (a)	75,000	77,057
3.95%, 04/01/30 (a)	75,000	74,387
5.40%, 06/01/34 (a)	100,000	104,377
5.20%, 03/01/35 (a)	75,000	77,041
5.50%, 03/15/40	75,000	77,795
4.40%, 03/01/44 (a)	50,000	44,368
4.55%, 06/01/52 (a)	150,000	129,676
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	107,535
5.38%, 11/01/40	100,000	100,200
4.50%, 04/01/47 (a)	100,000	84,850
5.05%, 10/01/48 (a)	75,000	68,414
3.75%, 08/01/50 (a)	100,000	72,818
6.20%, 12/01/53 (a)	75,000	78,603
5.80%, 06/01/54 (a)	100,000	99,509
5.90%, 02/01/55 (a)	50,000	50,434
Ohio Edison Co.
6.88%, 07/15/36	100,000	115,646
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	93,470
1.63%, 01/15/31 (a)	100,000	87,698
5.00%, 06/01/33 (a)	100,000	102,189
4.15%, 04/01/48 (a)	75,000	59,807
4.00%, 06/01/49 (a)	50,000	39,173
2.90%, 10/01/51 (a)	150,000	94,104
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	99,669
3.30%, 03/15/30 (a)	100,000	96,631
3.25%, 04/01/30 (a)	150,000	144,978
3.85%, 08/15/47 (a)	75,000	59,871
5.60%, 04/01/53 (a)	150,000	149,725
5.80%, 04/01/55 (a)	75,000	77,159
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	100,794
3.70%, 11/15/28 (a)	100,000	99,469
4.65%, 11/01/29 (a)	100,000	102,100
2.75%, 05/15/30 (a)	150,000	141,826
7.00%, 05/01/32	150,000	171,109
4.15%, 06/01/32 (a)	100,000	98,477
4.55%, 09/15/32 (a)	100,000	100,571
7.25%, 01/15/33	100,000	115,977
5.65%, 11/15/33 (a)	150,000	160,648
5.35%, 04/01/35 (a)(d)	125,000	130,277
7.50%, 09/01/38	75,000	91,316
5.25%, 09/30/40	75,000	76,018
4.55%, 12/01/41 (a)	80,000	73,195
5.30%, 06/01/42 (a)	37,000	36,761
3.80%, 09/30/47 (a)	100,000	78,831
3.80%, 06/01/49 (a)	100,000	77,403
3.10%, 09/15/49 (a)	150,000	102,090
3.70%, 05/15/50 (a)	100,000	75,054
2.70%, 11/15/51 (a)	100,000	61,396
4.60%, 06/01/52 (a)	100,000	85,650
4.95%, 09/15/52 (a)	100,000	91,253
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 10/01/52 (a)	78,000	75,795
5.55%, 06/15/54 (a)	150,000	148,918
5.80%, 04/01/55 (a)(d)	125,000	128,676
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	100,000	98,818
5.45%, 06/15/27 (a)	100,000	101,559
2.10%, 08/01/27 (a)	200,000	193,132
3.30%, 12/01/27 (a)	250,000	245,835
5.00%, 06/04/28 (a)	70,000	71,123
3.00%, 06/15/28 (a)	150,000	145,230
3.75%, 07/01/28	200,000	197,300
4.65%, 08/01/28 (a)	100,000	100,702
6.10%, 01/15/29 (a)	200,000	209,214
4.20%, 03/01/29 (a)	75,000	74,751
5.55%, 05/15/29 (a)	200,000	206,976
4.55%, 07/01/30 (a)	550,000	548,487
2.50%, 02/01/31 (a)	350,000	315,252
3.25%, 06/01/31 (a)	175,000	162,608
4.40%, 03/01/32 (a)	100,000	97,673
5.90%, 06/15/32 (a)	100,000	105,193
5.05%, 10/15/32 (a)	150,000	151,249
6.15%, 01/15/33 (a)	150,000	160,042
6.40%, 06/15/33 (a)	200,000	216,978
6.95%, 03/15/34 (a)	150,000	168,052
5.80%, 05/15/34 (a)	200,000	208,876
5.70%, 03/01/35 (a)	175,000	181,015
6.00%, 08/15/35 (a)	160,000	169,118
4.50%, 07/01/40 (a)	350,000	308,178
3.30%, 08/01/40 (a)	175,000	133,947
4.20%, 06/01/41 (a)	100,000	83,336
4.45%, 04/15/42 (a)	75,000	63,113
3.75%, 08/15/42 (a)	50,000	38,413
4.60%, 06/15/43 (a)	75,000	63,813
4.75%, 02/15/44 (a)	100,000	85,897
4.30%, 03/15/45 (a)	100,000	80,715
4.25%, 03/15/46 (a)	100,000	79,475
4.00%, 12/01/46 (a)	100,000	76,442
3.95%, 12/01/47 (a)	200,000	151,258
4.95%, 07/01/50 (a)	550,000	474,815
3.50%, 08/01/50 (a)	350,000	241,136
5.25%, 03/01/52 (a)	100,000	88,914
6.75%, 01/15/53 (a)	250,000	271,580
6.70%, 04/01/53 (a)	150,000	161,103
5.90%, 10/01/54 (a)	125,000	122,291
6.15%, 03/01/55 (a)	125,000	126,518
6.10%, 10/15/55 (a)	125,000	125,828
PacifiCorp
5.10%, 02/15/29 (a)	100,000	102,010
3.50%, 06/15/29 (a)	100,000	97,225
2.70%, 09/15/30 (a)	75,000	69,207
5.30%, 02/15/31 (a)	150,000	154,915
7.70%, 11/15/31	100,000	114,965
5.45%, 02/15/34 (a)	200,000	204,602
5.25%, 06/15/35	75,000	75,668
6.10%, 08/01/36	100,000	105,517
5.75%, 04/01/37	100,000	102,989
6.25%, 10/15/37	100,000	105,651
6.35%, 07/15/38	100,000	105,858
6.00%, 01/15/39	130,000	133,440
4.10%, 02/01/42 (a)	75,000	60,300
4.13%, 01/15/49 (a)	75,000	57,375
4.15%, 02/15/50 (a)	150,000	114,368
3.30%, 03/15/51 (a)	100,000	64,935
2.90%, 06/15/52 (a)	100,000	59,790
5.35%, 12/01/53 (a)	200,000	178,892
5.50%, 05/15/54 (a)	175,000	160,522
5.80%, 01/15/55 (a)	275,000	262,644

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	154,395
4.88%, 09/15/35 (a)	75,000	76,008
5.95%, 10/01/36	75,000	82,148
4.15%, 10/01/44 (a)	100,000	85,571
3.90%, 03/01/48 (a)	150,000	120,417
3.00%, 09/15/49 (a)	100,000	67,357
2.80%, 06/15/50 (a)	100,000	64,507
3.05%, 03/15/51 (a)	75,000	49,922
4.60%, 05/15/52 (a)	75,000	65,822
4.38%, 08/15/52 (a)	75,000	63,344
5.25%, 09/15/54 (a)	125,000	120,906
5.65%, 09/15/55 (a)	100,000	102,143
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	100,000	101,768
5.15%, 05/15/30 (a)	100,000	103,405
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	103,701
6.50%, 11/15/37	75,000	85,358
4.15%, 03/15/43 (a)	100,000	86,033
5.50%, 03/15/54 (a)	75,000	74,303
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	100,000	99,660
5.25%, 09/01/34 (a)	150,000	154,647
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	154,977
4.85%, 02/15/34 (a)	150,000	153,247
4.75%, 07/15/43 (a)	50,000	46,527
4.13%, 06/15/44 (a)	100,000	85,453
3.95%, 06/01/47 (a)	150,000	122,982
4.15%, 06/15/48 (a)	100,000	83,799
5.25%, 05/15/53 (a)	150,000	147,025
5.55%, 08/15/55 (a)	100,000	101,393
Progress Energy, Inc.
7.75%, 03/01/31	150,000	172,845
7.00%, 10/30/31	100,000	112,980
6.00%, 12/01/39	100,000	107,100
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	99,779
1.90%, 01/15/31 (a)	150,000	134,028
1.88%, 06/15/31 (a)	150,000	132,120
5.35%, 05/15/34 (a)	175,000	181,540
5.15%, 09/15/35 (a)	240,000	244,819
6.25%, 09/01/37	100,000	110,496
3.60%, 09/15/42 (a)	100,000	80,019
4.30%, 03/15/44 (a)	40,000	34,578
3.80%, 06/15/47 (a)	125,000	97,494
4.05%, 09/15/49 (a)	100,000	79,309
3.20%, 03/01/50 (a)	100,000	69,280
4.50%, 06/01/52 (a)	100,000	85,334
5.25%, 04/01/53 (a)	150,000	141,969
5.75%, 05/15/54 (a)	150,000	152,926
5.85%, 05/15/55 (a)	100,000	103,065
Public Service Co. of New Hampshire
4.40%, 07/01/28	50,000	50,612
2.20%, 06/15/31 (a)	100,000	90,157
5.35%, 10/01/33 (a)	100,000	105,050
3.60%, 07/01/49 (a)	50,000	37,672
5.15%, 01/15/53 (a)	50,000	47,373
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	88,983
5.25%, 01/15/33 (a)	100,000	103,401
5.20%, 01/15/35 (a)	150,000	152,682
5.45%, 01/15/36 (a)	125,000	128,941
3.15%, 08/15/51 (a)	75,000	50,309
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Electric & Gas Co.
3.65%, 09/01/28 (a)	100,000	99,295
3.20%, 05/15/29 (a)	100,000	97,619
1.90%, 08/15/31 (a)	250,000	221,620
4.90%, 12/15/32 (a)	150,000	154,461
5.20%, 08/01/33 (a)	100,000	104,518
5.20%, 03/01/34 (a)	100,000	104,044
4.85%, 08/01/34 (a)	100,000	101,533
4.90%, 08/15/35 (a)	130,000	131,902
5.50%, 03/01/40	75,000	77,963
3.95%, 05/01/42 (a)	150,000	128,439
3.80%, 03/01/46 (a)	150,000	121,041
3.60%, 12/01/47 (a)	100,000	76,813
3.85%, 05/01/49 (a)	150,000	118,722
3.20%, 08/01/49 (a)	75,000	53,051
3.15%, 01/01/50 (a)	100,000	69,834
2.70%, 05/01/50 (a)	150,000	95,316
2.05%, 08/01/50 (a)	200,000	110,778
5.13%, 03/15/53 (a)	50,000	47,863
5.45%, 08/01/53 (a)	100,000	100,242
5.45%, 03/01/54 (a)	100,000	99,841
5.30%, 08/01/54 (a)	100,000	97,809
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	206,680
5.88%, 10/15/28 (a)	150,000	157,092
5.20%, 04/01/29 (a)	150,000	154,701
1.60%, 08/15/30 (a)	200,000	177,300
2.45%, 11/15/31 (a)	125,000	111,989
6.13%, 10/15/33 (a)	75,000	81,377
5.45%, 04/01/34 (a)	75,000	78,275
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	95,643
4.10%, 06/15/30 (a)	100,000	98,064
4.22%, 03/15/32 (a)	75,000	72,071
5.73%, 03/15/35 (a)	110,000	113,615
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	77,853
6.27%, 03/15/37	62,000	68,780
5.76%, 10/01/39	75,000	79,449
5.80%, 03/15/40	75,000	78,884
4.30%, 05/20/45 (a)	75,000	63,394
4.22%, 06/15/48 (a)	100,000	83,658
3.25%, 09/15/49 (a)	100,000	69,708
2.89%, 09/15/51 (a)	100,000	65,078
5.45%, 06/01/53 (a)	75,000	73,757
5.69%, 06/15/54 (a)	75,000	76,176
5.60%, 09/15/55 (a)	90,000	89,549
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	102,462
1.70%, 10/01/30 (a)	200,000	178,560
3.00%, 03/15/32 (a)	100,000	92,042
5.40%, 04/15/35 (a)	125,000	130,410
6.00%, 06/01/39	50,000	54,251
4.50%, 08/15/40	100,000	92,492
3.75%, 06/01/47 (a)	75,000	57,908
4.15%, 05/15/48 (a)	100,000	81,513
4.10%, 06/15/49 (a)	100,000	80,632
3.32%, 04/15/50 (a)	100,000	70,430
2.95%, 08/15/51 (a)	150,000	97,701
5.35%, 04/01/53 (a)	150,000	144,622
5.55%, 04/15/54 (a)	100,000	99,129
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	75,000	75,989
6.20%, 12/15/55 (a)(b)	80,000	79,638
Southern California Edison Co.
4.70%, 06/01/27 (a)	150,000	150,973
5.85%, 11/01/27 (a)	150,000	154,152
3.65%, 03/01/28 (a)	100,000	98,656

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 03/01/28 (a)	150,000	153,028
5.65%, 10/01/28 (a)	100,000	103,523
4.20%, 03/01/29 (a)	100,000	99,451
5.15%, 06/01/29 (a)	100,000	102,084
2.85%, 08/01/29 (a)	100,000	94,492
5.25%, 03/15/30 (a)	150,000	154,170
2.25%, 06/01/30 (a)	150,000	135,972
5.45%, 06/01/31 (a)	150,000	155,328
2.75%, 02/01/32 (a)	100,000	89,042
5.95%, 11/01/32 (a)	125,000	132,846
6.00%, 01/15/34	150,000	158,427
5.20%, 06/01/34 (a)	200,000	201,842
5.45%, 03/01/35 (a)	100,000	102,227
5.75%, 04/01/35	75,000	78,215
5.35%, 07/15/35	75,000	76,076
5.63%, 02/01/36	100,000	102,034
5.55%, 01/15/37	75,000	76,067
5.95%, 02/01/38	100,000	103,131
6.05%, 03/15/39	100,000	104,337
5.50%, 03/15/40	100,000	99,607
4.50%, 09/01/40 (a)	75,000	66,836
4.05%, 03/15/42 (a)	100,000	81,060
3.90%, 03/15/43 (a)	50,000	39,182
4.65%, 10/01/43 (a)	150,000	129,915
3.60%, 02/01/45 (a)	100,000	73,454
4.00%, 04/01/47 (a)	300,000	230,325
4.13%, 03/01/48 (a)	250,000	194,617
4.88%, 03/01/49 (a)	100,000	85,962
3.65%, 02/01/50 (a)	200,000	141,670
2.95%, 02/01/51 (a)	100,000	62,335
3.65%, 06/01/51 (a)	100,000	70,507
3.45%, 02/01/52 (a)	100,000	67,834
5.45%, 06/01/52 (a)	50,000	45,991
5.70%, 03/01/53 (a)	100,000	94,807
5.88%, 12/01/53 (a)	150,000	146,844
5.75%, 04/15/54 (a)	50,000	47,946
5.90%, 03/01/55 (a)	100,000	98,719
6.20%, 09/15/55 (a)	125,000	128,449
Southern Co.
5.11%, 08/01/27 (e)	150,000	152,439
1.75%, 03/15/28 (a)	75,000	71,216
4.85%, 06/15/28 (a)	200,000	203,766
5.50%, 03/15/29 (a)	200,000	208,012
3.70%, 04/30/30 (a)	175,000	171,426
5.70%, 10/15/32 (a)	100,000	106,566
5.20%, 06/15/33 (a)	150,000	155,236
5.70%, 03/15/34 (a)	150,000	158,665
4.85%, 03/15/35 (a)	125,000	124,621
4.25%, 07/01/36 (a)	125,000	117,841
4.40%, 07/01/46 (a)	300,000	257,280
6.38%, 03/15/55 (a)(b)	300,000	317,586
Southern Power Co.
4.25%, 10/01/30 (a)	100,000	99,908
4.90%, 10/01/35 (a)	100,000	99,404
5.15%, 09/15/41	100,000	97,634
5.25%, 07/15/43	50,000	48,252
4.95%, 12/15/46 (a)	100,000	91,143
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	150,000	149,952
5.30%, 04/01/33 (a)	100,000	103,013
6.20%, 03/15/40	100,000	108,093
3.90%, 04/01/45 (a)	75,000	59,221
3.85%, 02/01/48 (a)	50,000	37,916
3.25%, 11/01/51 (a)	75,000	50,415
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	136,005
3.40%, 08/15/46 (a)	75,000	54,668
3.70%, 08/15/47 (a)	100,000	76,119
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 05/01/50 (a)	150,000	101,361
6.00%, 06/01/54 (a)	100,000	104,080
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	77,981
5.30%, 12/15/34 (a)	100,000	101,693
Tampa Electric Co.
4.90%, 03/01/29 (a)	100,000	102,581
2.40%, 03/15/31 (a)	100,000	91,513
4.10%, 06/15/42 (a)	200,000	171,666
4.30%, 06/15/48 (a)	250,000	211,725
Toledo Edison Co.
6.15%, 05/15/37	50,000	55,151
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	100,000	88,900
5.20%, 09/15/34 (a)	75,000	77,320
4.85%, 12/01/48 (a)	50,000	45,096
4.00%, 06/15/50 (a)	100,000	77,687
5.50%, 04/15/53 (a)	75,000	73,244
5.90%, 04/15/55 (a)	75,000	77,423
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	147,906
2.95%, 03/15/30 (a)	200,000	191,204
2.15%, 03/15/32 (a)	100,000	88,018
5.20%, 04/01/34 (a)	100,000	103,726
8.45%, 03/15/39	100,000	130,803
3.90%, 09/15/42 (a)	40,000	33,414
4.00%, 04/01/48 (a)	250,000	201,645
2.63%, 03/15/51 (a)	100,000	61,437
3.90%, 04/01/52 (a)	150,000	117,470
5.45%, 03/15/53 (a)	100,000	98,208
5.13%, 03/15/55 (a)	75,000	70,568
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	150,000	149,253
3.75%, 05/15/27 (a)	150,000	149,629
3.80%, 04/01/28 (a)	150,000	149,493
2.88%, 07/15/29 (a)	100,000	96,165
2.30%, 11/15/31 (a)	75,000	66,913
2.40%, 03/30/32 (a)	150,000	133,824
5.00%, 04/01/33 (a)	100,000	102,715
5.00%, 01/15/34 (a)	100,000	102,136
5.05%, 08/15/34 (a)	100,000	102,144
5.15%, 03/15/35 (a)	100,000	102,491
4.90%, 09/15/35 (a)	150,000	150,427
6.00%, 01/15/36	150,000	162,465
6.00%, 05/15/37	150,000	162,909
6.35%, 11/30/37	100,000	111,573
8.88%, 11/15/38	150,000	202,773
4.00%, 01/15/43 (a)	100,000	83,833
4.65%, 08/15/43 (a)	100,000	91,093
4.45%, 02/15/44 (a)	100,000	88,296
4.20%, 05/15/45 (a)	100,000	84,656
4.00%, 11/15/46 (a)	100,000	81,343
3.80%, 09/15/47 (a)	150,000	118,035
4.60%, 12/01/48 (a)	150,000	131,635
3.30%, 12/01/49 (a)	125,000	88,338
2.45%, 12/15/50 (a)	200,000	117,176
2.95%, 11/15/51 (a)	100,000	64,447
4.63%, 05/15/52 (a)	100,000	86,282
5.45%, 04/01/53 (a)	100,000	97,428
5.70%, 08/15/53 (a)	100,000	100,560
5.35%, 01/15/54 (a)	100,000	96,041
5.55%, 08/15/54 (a)	100,000	99,258
5.65%, 03/15/55 (a)	100,000	100,249
5.60%, 09/15/55 (a)	150,000	149,349
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	102,005
1.38%, 10/15/27 (a)	200,000	190,840

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 01/15/28 (a)	150,000	152,310
1.80%, 10/15/30 (a)	35,000	31,201
5.63%, 05/15/56 (a)(b)	110,000	111,812
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	94,980
5.00%, 05/15/29 (a)	150,000	154,657
4.15%, 10/15/30 (a)	90,000	90,129
4.75%, 09/30/32 (a)	100,000	102,548
4.30%, 10/15/48 (a)	100,000	85,254
5.05%, 10/01/54 (a)	75,000	70,859
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	96,611
3.95%, 09/01/32 (a)	100,000	96,752
4.95%, 04/01/33 (a)	100,000	101,980
5.38%, 03/30/34 (a)	100,000	104,064
3.65%, 04/01/50 (a)	100,000	74,290
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	121,406
3.30%, 09/01/49 (a)	100,000	71,388
Xcel Energy, Inc.
4.00%, 06/15/28 (a)	250,000	249,977
2.60%, 12/01/29 (a)	100,000	93,891
3.40%, 06/01/30 (a)	100,000	96,498
4.60%, 06/01/32 (a)	200,000	199,862
5.45%, 08/15/33 (a)	150,000	156,006
5.50%, 03/15/34 (a)	150,000	155,785
5.60%, 04/15/35 (a)	150,000	156,576
3.50%, 12/01/49 (a)	100,000	72,355
		117,600,798
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	98,898
2.63%, 09/15/29 (a)	125,000	118,956
1.50%, 01/15/31 (a)	150,000	131,839
5.90%, 11/15/33 (a)	150,000	163,650
5.20%, 08/15/35 (a)	90,000	93,344
4.15%, 01/15/43 (a)	100,000	86,459
4.13%, 10/15/44 (a)	175,000	150,740
4.30%, 10/01/48 (a)	100,000	85,154
4.13%, 03/15/49 (a)	100,000	81,964
3.38%, 09/15/49 (a)	100,000	72,393
2.85%, 02/15/52 (a)	150,000	95,514
5.75%, 10/15/52 (a)	100,000	103,649
6.20%, 11/15/53 (a)	100,000	110,089
5.00%, 12/15/54 (a)	100,000	93,109
5.45%, 01/15/56 (a)	100,000	98,853
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	205,250
4.00%, 04/01/28 (a)	100,000	99,943
1.75%, 10/01/30 (a)	100,000	89,362
5.40%, 07/01/34 (a)	75,000	77,994
5.85%, 01/15/41 (a)	100,000	105,643
National Grid USA
5.80%, 04/01/35	75,000	79,034
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	248,177
5.25%, 03/30/28 (a)	200,000	205,276
5.20%, 07/01/29 (a)	150,000	154,980
2.95%, 09/01/29 (a)	100,000	95,941
3.60%, 05/01/30 (a)	150,000	146,025
1.70%, 02/15/31 (a)	150,000	131,559
5.40%, 06/30/33 (a)	75,000	78,054
5.35%, 04/01/34 (a)	100,000	103,628
5.35%, 07/15/35 (a)	150,000	154,123
5.95%, 06/15/41 (a)	75,000	78,956
5.25%, 02/15/43 (a)	45,000	43,708
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 02/15/44 (a)	159,000	144,696
5.65%, 02/01/45 (a)	100,000	100,087
4.38%, 05/15/47 (a)	200,000	169,454
3.95%, 03/30/48 (a)	100,000	79,899
5.00%, 06/15/52 (a)	75,000	67,992
6.95%, 11/30/54 (a)(b)	75,000	78,203
6.38%, 03/31/55 (a)(b)	75,000	77,441
5.85%, 04/01/55 (a)	275,000	279,471
5.75%, 07/15/56 (a)(b)	180,000	182,230
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	50,000	51,982
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	91,892
4.25%, 09/01/32 (a)	75,000	74,544
4.66%, 02/01/44 (a)	100,000	90,865
4.50%, 11/01/48 (a)	100,000	87,157
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	50,000	49,090
2.50%, 03/15/31 (a)	100,000	91,063
5.40%, 06/15/33 (a)	100,000	104,790
5.10%, 02/15/35 (a)	75,000	76,864
3.64%, 11/01/46 (a)	100,000	76,003
3.35%, 06/01/50 (a)	100,000	70,436
5.05%, 05/15/52 (a)	50,000	45,580
Sempra
3.25%, 06/15/27 (a)	100,000	98,584
3.40%, 02/01/28 (a)	200,000	197,090
3.70%, 04/01/29 (a)	150,000	147,885
5.50%, 08/01/33 (a)	150,000	157,542
3.80%, 02/01/38 (a)	150,000	129,981
6.00%, 10/15/39	150,000	158,382
4.00%, 02/01/48 (a)	150,000	116,348
4.13%, 04/01/52 (a)(b)	200,000	195,128
6.40%, 10/01/54 (a)(b)	200,000	203,870
6.88%, 10/01/54 (a)(b)	200,000	205,430
6.55%, 04/01/55 (a)(b)	100,000	101,413
6.63%, 04/01/55 (a)(b)	75,000	75,791
6.38%, 04/01/56 (a)(b)	150,000	153,229
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	147,957
2.55%, 02/01/30 (a)	100,000	94,262
5.20%, 06/01/33 (a)	100,000	103,628
5.05%, 09/01/34 (a)	100,000	102,576
5.45%, 06/15/35 (a)	100,000	104,820
3.75%, 09/15/42 (a)	75,000	61,190
4.13%, 06/01/48 (a)	75,000	61,193
4.30%, 01/15/49 (a)	100,000	83,709
3.95%, 02/15/50 (a)	50,000	39,064
6.35%, 11/15/52 (a)	100,000	110,105
5.75%, 06/01/53 (a)	100,000	101,587
5.60%, 04/01/54 (a)	100,000	100,012
6.00%, 06/15/55 (a)	100,000	105,012
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	80,000	80,074
1.75%, 01/15/31 (a)	100,000	88,437
5.15%, 09/15/32 (a)	100,000	103,300
5.75%, 09/15/33 (a)	100,000	106,572
4.95%, 09/15/34 (a)	100,000	100,777
5.10%, 09/15/35 (a)	80,000	81,042
5.88%, 03/15/41 (a)	125,000	130,893
4.40%, 06/01/43 (a)	75,000	65,456
3.95%, 10/01/46 (a)	100,000	79,939
4.40%, 05/30/47 (a)	100,000	85,001
3.15%, 09/30/51 (a)	75,000	49,583

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	228,535
4.05%, 03/15/32 (a)	150,000	145,399
4.15%, 06/01/49 (a)	100,000	81,391
Spire Missouri, Inc.
5.15%, 08/15/34 (a)	50,000	51,872
3.30%, 06/01/51 (a)	100,000	69,874
Spire, Inc.
6.25%, 06/01/56 (a)(b)	80,000	79,813
6.45%, 06/01/56 (a)(b)	80,000	80,100
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	78,356
		10,714,205
Utility Other 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (a)	240,000	239,222
3.45%, 06/01/29 (a)	300,000	294,654
2.30%, 06/01/31 (a)	200,000	181,110
5.15%, 03/01/34 (a)	100,000	103,590
6.59%, 10/15/37	150,000	171,741
4.00%, 12/01/46 (a)	50,000	41,244
3.75%, 09/01/47 (a)	200,000	156,568
4.20%, 09/01/48 (a)	100,000	83,176
4.15%, 06/01/49 (a)	150,000	123,492
3.45%, 05/01/50 (a)	100,000	72,765
3.25%, 06/01/51 (a)	200,000	138,698
5.45%, 03/01/54 (a)	100,000	99,013
5.70%, 09/01/55 (a)	200,000	203,828
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	100,000	101,157
3.57%, 05/01/29 (a)	75,000	73,451
2.70%, 04/15/30 (a)	100,000	93,900
2.40%, 05/01/31 (a)	50,000	45,181
5.38%, 01/15/34 (a)	100,000	103,901
5.25%, 08/15/35 (a)	150,000	153,943
4.28%, 05/01/49 (a)	100,000	81,345
3.35%, 04/15/50 (a)	100,000	69,592
5.30%, 05/01/52 (a)	100,000	94,332
United Utilities PLC
6.88%, 08/15/28	100,000	106,938
		2,832,841
		131,147,844
Total Corporates (Cost $1,404,098,642)		1,336,524,564

TREASURIES 45.5% OF NET ASSETS
U.S. Treasury Bonds
6.63%, 02/15/27	496,400	515,151
6.38%, 08/15/27	743,300	778,491
6.13%, 11/15/27	1,509,500	1,585,270
5.50%, 08/15/28	280,000	294,755
5.25%, 11/15/28	1,588,100	1,665,768
5.25%, 02/15/29	795,300	838,824
6.13%, 08/15/29	900,000	980,156
6.25%, 05/15/30	950,000	1,053,795
5.38%, 02/15/31	1,460,000	1,580,222
4.50%, 02/15/36	1,536,700	1,606,812
4.75%, 02/15/37	881,000	935,718
5.00%, 05/15/37	1,180,000	1,279,470
4.38%, 02/15/38	1,290,600	1,320,243
4.50%, 05/15/38	1,481,000	1,529,942
3.50%, 02/15/39	1,728,300	1,599,893
4.25%, 05/15/39	1,887,500	1,878,505
4.50%, 08/15/39	2,223,300	2,263,076
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 11/15/39	2,375,900	2,380,912
4.63%, 02/15/40	3,148,600	3,233,219
1.13%, 05/15/40	8,600,000	5,569,172
4.38%, 05/15/40	2,377,000	2,373,472
1.13%, 08/15/40	9,700,000	6,215,578
3.88%, 08/15/40	2,459,100	2,315,204
1.38%, 11/15/40	10,750,000	7,120,195
4.25%, 11/15/40	2,273,600	2,229,194
1.88%, 02/15/41	11,800,000	8,409,344
4.75%, 02/15/41	2,200,000	2,277,344
2.25%, 05/15/41	8,800,000	6,606,875
4.38%, 05/15/41	1,863,700	1,847,829
1.75%, 08/15/41	12,500,000	8,607,422
3.75%, 08/15/41	2,103,600	1,931,203
2.00%, 11/15/41	11,300,000	8,046,836
3.13%, 11/15/41	2,381,600	2,007,614
2.38%, 02/15/42	8,800,000	6,605,500
3.13%, 02/15/42	2,430,900	2,040,627
3.00%, 05/15/42	2,505,300	2,057,478
3.25%, 05/15/42	8,100,000	6,890,062
2.75%, 08/15/42	2,668,100	2,103,213
3.38%, 08/15/42	6,600,000	5,690,438
2.75%, 11/15/42	4,010,800	3,147,225
4.00%, 11/15/42	7,000,000	6,545,000
3.13%, 02/15/43	3,282,900	2,711,214
3.88%, 02/15/43	6,100,000	5,600,563
2.88%, 05/15/43	5,372,800	4,258,784
3.88%, 05/15/43	6,600,000	6,045,703
3.63%, 08/15/43	4,042,900	3,564,385
4.38%, 08/15/43	6,700,000	6,534,070
3.75%, 11/15/43	3,902,900	3,494,315
4.75%, 11/15/43	7,550,000	7,708,668
3.63%, 02/15/44	4,262,900	3,739,696
4.50%, 02/15/44	7,550,000	7,462,703
3.38%, 05/15/44	3,893,600	3,285,529
4.63%, 05/15/44	7,500,000	7,524,023
3.13%, 08/15/44	5,288,200	4,282,616
4.13%, 08/15/44	7,549,000	7,078,957
3.00%, 11/15/44	4,553,600	3,603,748
4.63%, 11/15/44	7,550,000	7,556,488
2.50%, 02/15/45	5,807,000	4,210,529
4.75%, 02/15/45	7,600,000	7,722,312
3.00%, 05/15/45	2,868,600	2,259,247
5.00%, 05/15/45	7,600,000	7,969,312
2.88%, 08/15/45	3,588,200	2,757,027
4.88%, 08/15/45	9,200,000	9,489,656
3.00%, 11/15/45	2,618,600	2,049,873
4.63%, 11/15/45	2,700,000	2,697,943
2.50%, 02/15/46	4,800,000	3,426,000
2.50%, 05/15/46	4,717,800	3,356,641
2.25%, 08/15/46	6,295,800	4,250,649
2.88%, 11/15/46	2,598,900	1,968,870
3.00%, 02/15/47	5,100,000	3,937,359
3.00%, 05/15/47	4,200,000	3,235,969
2.75%, 08/15/47	6,075,000	4,455,158
2.75%, 11/15/47	6,300,000	4,606,383
3.00%, 02/15/48	7,050,000	5,386,090
3.13%, 05/15/48	7,400,000	5,769,688
3.00%, 08/15/48	7,750,000	5,890,606
3.38%, 11/15/48	8,300,000	6,737,266
3.00%, 02/15/49	8,500,000	6,432,773
2.88%, 05/15/49	8,250,000	6,083,086
2.25%, 08/15/49	8,000,000	5,164,375
2.38%, 11/15/49	7,200,000	4,762,688
2.00%, 02/15/50	9,370,000	5,669,582
1.25%, 05/15/50	10,950,000	5,435,648
1.38%, 08/15/50	12,301,000	6,261,978
1.63%, 11/15/50	12,901,000	7,006,856
1.88%, 02/15/51	13,200,000	7,626,094

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 05/15/51	13,750,000	8,947,168
2.00%, 08/15/51	13,450,000	7,969,125
1.88%, 11/15/51	12,500,000	7,150,391
2.25%, 02/15/52	11,400,000	7,147,266
2.88%, 05/15/52	10,899,000	7,858,349
3.00%, 08/15/52	10,400,000	7,683,813
4.00%, 11/15/52	10,200,000	9,108,281
3.63%, 02/15/53	10,300,000	8,595,672
3.63%, 05/15/53	10,300,000	8,586,016
4.13%, 08/15/53	11,519,000	10,507,488
4.75%, 11/15/53	12,150,000	12,276,246
4.25%, 02/15/54	12,725,000	11,856,121
4.63%, 05/15/54	12,550,000	12,445,090
4.25%, 08/15/54	12,700,000	11,831,836
4.50%, 11/15/54	12,500,000	12,144,531
4.63%, 02/15/55	12,550,000	12,449,012
4.75%, 05/15/55	12,550,000	12,704,914
4.75%, 08/15/55	15,450,000	15,645,539
4.63%, 11/15/55	3,950,000	3,921,918
U.S. Treasury Notes
1.25%, 12/31/26	600,000	585,070
1.75%, 12/31/26	4,300,000	4,215,680
4.25%, 12/31/26	21,000,000	21,139,043
4.00%, 01/15/27	9,501,000	9,542,938
1.50%, 01/31/27	17,200,000	16,790,828
4.13%, 01/31/27	14,000,000	14,082,852
2.25%, 02/15/27	8,442,600	8,310,849
4.13%, 02/15/27	10,000,000	10,063,086
1.13%, 02/28/27	2,450,000	2,377,505
1.88%, 02/28/27	9,000,000	8,814,375
4.13%, 02/28/27	12,900,000	12,983,900
4.25%, 03/15/27	10,000,000	10,083,789
0.63%, 03/31/27	3,850,000	3,704,798
2.50%, 03/31/27	8,800,000	8,678,656
3.88%, 03/31/27	12,000,000	12,045,469
4.50%, 04/15/27	10,500,000	10,630,430
0.50%, 04/30/27	7,400,000	7,091,426
2.75%, 04/30/27	8,550,000	8,455,649
3.75%, 04/30/27	12,500,000	12,532,227
2.38%, 05/15/27	10,000,000	9,835,352
4.50%, 05/15/27	10,000,000	10,133,984
0.50%, 05/31/27	5,800,000	5,545,117
2.63%, 05/31/27	8,700,000	8,584,283
3.88%, 05/31/27	12,600,000	12,659,309
4.63%, 06/15/27	10,500,000	10,668,574
0.50%, 06/30/27	6,500,000	6,199,883
3.25%, 06/30/27	8,200,000	8,164,926
3.75%, 06/30/27	12,500,000	12,540,039
4.38%, 07/15/27	10,300,000	10,435,791
0.38%, 07/31/27	8,000,000	7,595,625
2.75%, 07/31/27	8,050,000	7,948,589
3.88%, 07/31/27	12,500,000	12,567,627
2.25%, 08/15/27	8,042,000	7,873,464
3.75%, 08/15/27	10,350,000	10,388,408
0.50%, 08/31/27	6,600,000	6,264,973
3.13%, 08/31/27	8,500,000	8,442,725
3.63%, 08/31/27	12,500,000	12,521,973
3.38%, 09/15/27	10,700,000	10,673,668
0.38%, 09/30/27	8,400,000	7,937,016
3.50%, 09/30/27	17,100,000	17,095,992
4.13%, 09/30/27	7,900,000	7,985,172
3.88%, 10/15/27	10,400,000	10,467,844
0.50%, 10/31/27	8,450,000	7,983,435
3.50%, 10/31/27	17,500,000	17,497,266
4.13%, 10/31/27	8,100,000	8,192,549
2.25%, 11/15/27	7,900,000	7,714,227
4.13%, 11/15/27	10,400,000	10,520,859
0.63%, 11/30/27	9,100,000	8,599,855
3.38%, 11/30/27	13,000,000	12,970,801
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 11/30/27	7,600,000	7,654,922
4.00%, 12/15/27	10,600,000	10,705,172
0.63%, 12/31/27	9,900,000	9,334,617
3.88%, 12/31/27	7,700,000	7,759,254
4.25%, 01/15/28	9,900,000	10,050,820
0.75%, 01/31/28	11,000,000	10,377,383
3.50%, 01/31/28	8,000,000	8,001,562
2.75%, 02/15/28	10,351,000	10,190,883
4.25%, 02/15/28	10,000,000	10,159,375
1.13%, 02/29/28	11,500,000	10,917,812
4.00%, 02/29/28	7,500,000	7,582,324
3.88%, 03/15/28	10,500,000	10,591,055
1.25%, 03/31/28	10,000,000	9,504,687
3.63%, 03/31/28	8,000,000	8,025,938
3.75%, 04/15/28	10,200,000	10,260,164
1.25%, 04/30/28	11,000,000	10,434,961
3.50%, 04/30/28	8,000,000	8,002,812
2.88%, 05/15/28	11,350,000	11,187,287
3.75%, 05/15/28	10,500,000	10,566,035
1.25%, 05/31/28	11,300,000	10,700,570
3.63%, 05/31/28	7,500,000	7,525,488
3.88%, 06/15/28	10,000,000	10,096,094
1.25%, 06/30/28	9,900,000	9,357,820
4.00%, 06/30/28	7,650,000	7,747,717
3.88%, 07/15/28	10,000,000	10,096,094
1.00%, 07/31/28	11,000,000	10,309,062
4.13%, 07/31/28	7,500,000	7,620,996
2.88%, 08/15/28	11,550,000	11,371,336
3.63%, 08/15/28	10,500,000	10,537,734
1.13%, 08/31/28	10,900,000	10,230,672
4.38%, 08/31/28	8,800,000	9,001,781
3.38%, 09/15/28	12,000,000	11,963,906
1.25%, 09/30/28	10,950,000	10,294,711
4.63%, 09/30/28	9,100,000	9,377,621
3.50%, 10/15/28	18,000,000	18,003,516
1.38%, 10/31/28	10,100,000	9,511,359
4.88%, 10/31/28	9,500,000	9,859,590
3.13%, 11/15/28	10,750,000	10,640,820
3.50%, 11/15/28	10,000,000	10,002,734
1.50%, 11/30/28	10,500,000	9,908,555
4.38%, 11/30/28	10,000,000	10,248,047
1.38%, 12/31/28	10,000,000	9,386,719
3.75%, 12/31/28	10,200,000	10,275,703
1.75%, 01/31/29	9,900,000	9,381,797
4.00%, 01/31/29	11,000,000	11,160,273
2.63%, 02/15/29	10,650,000	10,366,693
1.88%, 02/28/29	8,800,000	8,361,375
4.25%, 02/28/29	11,350,000	11,604,932
2.38%, 03/31/29	8,500,000	8,197,187
4.13%, 03/31/29	12,300,000	12,533,508
2.88%, 04/30/29	8,000,000	7,835,000
4.63%, 04/30/29	12,500,000	12,940,918
2.38%, 05/15/29	9,050,000	8,715,928
2.75%, 05/31/29	7,300,000	7,115,789
4.50%, 05/31/29	12,800,000	13,208,500
3.25%, 06/30/29	7,300,000	7,230,707
4.25%, 06/30/29	13,600,000	13,928,844
2.63%, 07/31/29	6,750,000	6,540,645
4.00%, 07/31/29	12,500,000	12,697,754
1.63%, 08/15/29	8,350,000	7,810,512
3.13%, 08/31/29	6,600,000	6,503,836
3.63%, 08/31/29	12,600,000	12,634,945
3.50%, 09/30/29	13,500,000	13,477,852
3.88%, 09/30/29	6,600,000	6,677,086
4.00%, 10/31/29	6,500,000	6,605,879
4.13%, 10/31/29	12,600,000	12,862,828
1.75%, 11/15/29	5,850,000	5,473,178
3.88%, 11/30/29	6,100,000	6,172,437
4.13%, 11/30/29	12,700,000	12,967,395

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 12/31/29	6,200,000	6,273,383
4.38%, 12/31/29	12,405,000	12,786,841
3.50%, 01/31/30	6,400,000	6,384,750
4.25%, 01/31/30	12,900,000	13,240,137
1.50%, 02/15/30	10,550,000	9,711,770
4.00%, 02/28/30	19,050,000	19,372,957
3.63%, 03/31/30	6,200,000	6,213,320
4.00%, 03/31/30	12,800,000	13,018,500
3.50%, 04/30/30	6,400,000	6,380,750
3.88%, 04/30/30	12,800,000	12,956,500
0.63%, 05/15/30	14,205,000	12,491,522
3.75%, 05/31/30	6,100,000	6,142,652
4.00%, 05/31/30	12,750,000	12,973,125
3.75%, 06/30/30	6,300,000	6,344,051
3.88%, 06/30/30	12,801,000	12,957,012
3.88%, 07/31/30	12,700,000	12,854,285
4.00%, 07/31/30	6,451,000	6,563,641
0.63%, 08/15/30	18,700,000	16,317,211
3.63%, 08/31/30	12,800,000	12,816,500
4.13%, 08/31/30	6,500,000	6,648,535
3.63%, 09/30/30	17,200,000	17,221,500
4.63%, 09/30/30	6,900,000	7,210,230
3.63%, 10/31/30	19,000,000	19,020,781
4.88%, 10/31/30	6,650,000	7,027,180
0.88%, 11/15/30	19,850,000	17,412,947
3.50%, 11/30/30	11,500,000	11,448,564
4.38%, 11/30/30	6,650,000	6,879,893
3.75%, 12/31/30	7,050,000	7,092,686
4.00%, 01/31/31	6,750,000	6,867,334
1.13%, 02/15/31	19,050,000	16,844,367
4.25%, 02/28/31	7,250,000	7,463,535
4.13%, 03/31/31	7,500,000	7,674,902
4.63%, 04/30/31	7,500,000	7,859,473
1.63%, 05/15/31	18,150,000	16,347,053
4.63%, 05/31/31	7,500,000	7,859,766
4.25%, 06/30/31	7,800,000	8,030,648
4.13%, 07/31/31	7,800,000	7,979,461
1.25%, 08/15/31	20,550,000	17,999,713
3.75%, 08/31/31	8,000,000	8,029,062
3.63%, 09/30/31	7,700,000	7,675,035
4.13%, 10/31/31	7,750,000	7,925,889
1.38%, 11/15/31	19,600,000	17,176,797
4.13%, 11/30/31	7,700,000	7,874,754
4.50%, 12/31/31	8,000,000	8,341,562
4.38%, 01/31/32	7,250,000	7,509,697
1.88%, 02/15/32	18,900,000	16,971,609
4.13%, 02/29/32	7,700,000	7,869,941
4.13%, 03/31/32	7,750,000	7,920,137
4.00%, 04/30/32	8,000,000	8,119,375
2.88%, 05/15/32	18,050,000	17,155,256
4.13%, 05/31/32	8,000,000	8,172,812
4.00%, 06/30/32	8,000,000	8,114,375
4.00%, 07/31/32	7,800,000	7,907,859
2.75%, 08/15/32	17,855,000	16,782,305
3.88%, 08/31/32	8,000,000	8,049,375
3.88%, 09/30/32	7,900,000	7,946,289
3.75%, 10/31/32	8,850,000	8,831,332
4.13%, 11/15/32	17,950,000	18,324,426
3.75%, 11/30/32	7,500,000	7,482,715
3.50%, 02/15/33	17,700,000	17,358,445
3.38%, 05/15/33	18,200,000	17,671,062
3.88%, 08/15/33	19,300,000	19,342,219
4.50%, 11/15/33	20,200,000	21,086,906
4.00%, 02/15/34	21,750,000	21,930,117
4.38%, 05/15/34	21,850,000	22,595,973
3.88%, 08/15/34	21,900,000	21,814,453
4.25%, 11/15/34	21,600,000	22,091,063
4.63%, 02/15/35	21,850,000	22,954,449
4.25%, 05/15/35	21,900,000	22,356,820
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 08/15/35	22,550,000	22,995,714
4.00%, 11/15/35	8,200,000	8,187,828
Total Treasuries (Cost $2,566,508,139)		2,569,629,471

GOVERNMENT RELATED 4.1% OF NET ASSETS

Agency 1.0%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
4.75%, 05/21/27	500,000	507,890
4.25%, 03/01/28	250,000	253,715
4.00%, 05/28/28	300,000	303,123
4.13%, 01/18/29	300,000	304,716
3.75%, 09/05/29	150,000	150,624
4.50%, 01/24/30	200,000	206,522
3.75%, 09/10/30	270,000	270,964
		1,997,554
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	180,648
4.10%, 06/15/51 (a)	75,000	53,142
Export Development Canada
3.00%, 05/25/27	550,000	545,243
3.75%, 09/07/27	500,000	501,460
3.88%, 02/14/28	750,000	755,182
4.00%, 06/20/30	400,000	406,024
4.75%, 06/05/34	500,000	527,895
		2,969,594
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
4.38%, 03/01/27 (i)	1,000,000	1,009,250
3.00%, 05/20/27 (i)	950,000	942,162
4.00%, 06/28/27 (i)	550,000	553,707
3.50%, 08/27/27 (i)	300,000	299,745
3.75%, 02/15/28 (i)	400,000	401,972
2.88%, 04/03/28 (i)	750,000	739,380
3.88%, 05/15/28 (i)	500,000	504,390
3.88%, 06/15/28 (i)	1,000,000	1,008,750
3.50%, 08/09/28 (i)	530,000	529,989
4.00%, 03/15/29 (i)	1,000,000	1,013,850
1.75%, 09/14/29 (i)	400,000	374,332
4.63%, 03/18/30 (i)	600,000	624,102
3.75%, 07/15/30 (i)	750,000	754,110
0.75%, 09/30/30 (i)	400,000	349,352
4.75%, 10/29/30 (i)	400,000	419,724
4.13%, 07/15/33 (i)	750,000	761,325
4.38%, 02/28/34 (i)	500,000	515,150
2.14%, 04/18/36 (i)(j)	300,000	196,194
2.63%, 06/29/37 (i)(j)	450,000	278,761
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (i)	250,000	251,243
2.50%, 11/15/27 (i)	250,000	244,943
4.63%, 04/17/29 (i)	300,000	309,882
4.13%, 05/28/30 (i)	300,000	306,135
0.88%, 09/03/30 (i)	500,000	439,920
5.00%, 10/24/33 (i)	150,000	160,739
		12,989,107

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Japan 0.1%
Japan Bank for International Cooperation
1.63%, 01/20/27	200,000	195,228
2.88%, 06/01/27	200,000	197,536
2.88%, 07/21/27	200,000	197,298
4.38%, 10/05/27	200,000	202,406
2.75%, 11/16/27	250,000	245,478
4.63%, 07/19/28	300,000	307,116
3.25%, 07/20/28	200,000	197,812
4.88%, 10/18/28	200,000	206,446
3.50%, 10/31/28	200,000	198,952
2.13%, 02/16/29	250,000	238,023
2.00%, 10/17/29	200,000	187,346
1.25%, 01/21/31	250,000	220,075
1.88%, 04/15/31	700,000	633,129
4.63%, 04/17/34	200,000	207,008
Japan International Cooperation Agency
2.75%, 04/27/27	200,000	197,134
4.00%, 05/23/28	250,000	251,517
4.75%, 05/21/29	200,000	206,268
4.25%, 05/22/30	200,000	203,548
1.00%, 07/22/30	380,000	334,506
1.75%, 04/28/31	200,000	179,082
		4,805,908
Norway 0.1%
Equinor ASA
3.00%, 04/06/27 (a)	200,000	198,272
7.25%, 09/23/27	200,000	212,070
3.63%, 09/10/28 (a)	300,000	298,884
3.13%, 04/06/30 (a)	250,000	241,342
2.38%, 05/22/30 (a)	100,000	93,342
5.13%, 06/03/35 (a)	150,000	155,659
4.75%, 11/14/35 (a)	180,000	181,174
3.63%, 04/06/40 (a)	100,000	86,225
5.10%, 08/17/40	114,000	115,212
4.25%, 11/23/41	100,000	90,623
3.95%, 05/15/43	150,000	128,853
4.80%, 11/08/43	100,000	95,088
3.25%, 11/18/49 (a)	300,000	216,105
3.70%, 04/06/50 (a)	250,000	194,595
		2,307,444
Republic of Korea 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	200,000	194,248
4.63%, 01/11/27	200,000	201,774
1.63%, 01/18/27	250,000	244,047
4.25%, 09/15/27	200,000	201,580
4.13%, 10/17/27	200,000	201,260
5.00%, 01/11/28	400,000	409,604
4.63%, 01/14/28	200,000	203,318
4.00%, 09/11/29	200,000	201,172
4.88%, 01/14/30	200,000	207,806
1.25%, 09/21/30	250,000	221,930
2.13%, 01/18/32	250,000	224,173
5.13%, 01/11/33	200,000	211,406
4.63%, 01/11/34	200,000	205,776
5.25%, 01/14/35	200,000	215,430
2.50%, 06/29/41	200,000	148,470
Korea Development Bank
4.63%, 02/15/27	350,000	353,349
2.25%, 02/24/27	200,000	196,342
4.63%, 02/03/28	200,000	203,394
4.38%, 02/15/28	200,000	202,442
4.50%, 02/15/29 (g)	500,000	510,295
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 02/03/30	200,000	208,014
2.00%, 10/25/31	250,000	225,410
4.25%, 09/08/32	250,000	252,920
4.38%, 02/15/33	200,000	202,268
		5,646,428
Sweden 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	250,000	245,338
3.88%, 08/04/27	200,000	200,716
3.75%, 09/13/27	300,000	300,579
3.75%, 05/08/28	500,000	501,710
4.25%, 02/01/29	200,000	203,624
3.75%, 07/29/30	200,000	200,384
4.88%, 10/04/30	500,000	525,115
		2,177,466
		32,893,501
U.S. 0.4%
Federal Farm Credit Banks Funding Corp.
4.50%, 03/26/27	1,000,000	1,011,080
4.00%, 01/06/28	500,000	504,410
4.13%, 03/20/29	1,000,000	1,016,520
Federal Home Loan Banks
4.00%, 06/30/28	3,500,000	3,543,890
3.25%, 11/16/28	2,850,000	2,837,032
4.75%, 12/08/28	1,500,000	1,551,465
4.13%, 06/14/30	750,000	765,293
4.75%, 03/10/34	1,500,000	1,570,800
5.50%, 07/15/36	330,000	365,505
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	200,000	229,446
6.25%, 07/15/32	1,100,000	1,255,375
Federal National Mortgage Association
0.75%, 10/08/27	1,750,000	1,663,672
6.03%, 10/08/27	164,000	171,321
7.25%, 05/15/30	1,000,000	1,150,090
0.88%, 08/05/30	3,000,000	2,651,580
6.63%, 11/15/30	2,180,000	2,473,581
5.63%, 07/15/37	500,000	559,935
Private Export Funding Corp.
1.40%, 07/15/28	100,000	94,288
Tennessee Valley Authority
4.65%, 06/15/35	655,000	679,883
4.63%, 09/15/60	150,000	136,538
		24,231,704
		57,125,205

Local Authority 0.7%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	100,000	116,910
Province of Alberta
3.30%, 03/15/28	200,000	198,500
4.50%, 06/26/29	250,000	256,737
1.30%, 07/22/30	450,000	403,506
4.50%, 01/24/34	200,000	204,552
4.30%, 11/02/35	300,000	299,670
Province of British Columbia
4.70%, 01/24/28	700,000	715,533
4.80%, 11/15/28	400,000	412,748

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 04/24/29	400,000	415,572
3.90%, 08/27/30	500,000	502,740
1.30%, 01/29/31	500,000	441,180
4.20%, 07/06/33	450,000	451,759
4.75%, 06/12/34	350,000	362,348
4.80%, 06/11/35	500,000	516,440
Province of Manitoba
1.50%, 10/25/28	150,000	141,140
4.30%, 07/27/33	200,000	201,550
4.90%, 05/31/34	150,000	156,576
Province of New Brunswick
3.63%, 02/24/28	150,000	149,651
Province of Ontario
3.10%, 05/19/27	400,000	396,756
1.05%, 05/21/27	450,000	433,224
4.20%, 01/18/29	500,000	508,045
2.00%, 10/02/29	400,000	375,868
4.70%, 01/15/30	600,000	622,428
3.90%, 09/04/30	500,000	502,905
1.13%, 10/07/30	500,000	441,830
1.60%, 02/25/31	250,000	223,865
1.80%, 10/14/31	500,000	444,960
2.13%, 01/21/32	200,000	180,022
5.05%, 04/24/34	250,000	264,385
4.85%, 06/11/35	250,000	259,885
4.45%, 11/20/35	350,000	352,310
Province of Quebec
2.75%, 04/12/27	200,000	197,490
3.63%, 04/13/28	600,000	599,952
4.50%, 04/03/29	650,000	666,867
7.50%, 09/15/29	421,000	476,694
1.35%, 05/28/30	250,000	225,463
1.90%, 04/21/31	250,000	226,115
4.50%, 09/08/33	200,000	204,636
4.25%, 09/05/34	400,000	399,932
4.63%, 08/28/35	350,000	357,413
Province of Saskatchewan
3.25%, 06/08/27	200,000	198,672
4.65%, 01/28/30	200,000	206,940
		14,713,769
U.S. 0.5%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	321,572
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	430,248
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	265,679
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	192,824
California Health Facilities Financing Authority
RB Series 2022
4.19%, 06/01/37 (a)	50,000	48,194
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	42,507
RB Series 2020B
2.98%, 11/01/51 (a)	200,000	138,713
RB Series B
5.18%, 11/01/53 (a)	50,000	48,684
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series E
2.90%, 11/01/51 (a)	100,000	72,274
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	112,593
Series C
4.47%, 01/01/49	150,000	134,348
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	685,141	775,660
City of Atlanta Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	107,209
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	106,065
City of New York
6.27%, 12/01/37	200,000	218,140
6.29%, 02/01/45 (a)	60,000	64,759
6.39%, 02/01/55 (a)	125,000	133,616
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	210,162
GO Bonds Series 2024 D-1
5.09%, 10/01/49	75,000	72,172
GO Bonds Series 2024 D-1
5.11%, 10/01/54	75,000	71,691
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	200,000	200,233
City of New York NY
5.56%, 10/01/45 (a)	50,000	50,104
5.37%, 10/01/51	100,000	98,810
City of San Antonio TX Electric & Gas Systems Revenue
5.47%, 02/01/45 (a)	100,000	101,674
5.57%, 02/01/50 (a)	100,000	100,647
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	205,433
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	189,278
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	103,797
Series H
2.90%, 09/01/49	100,000	69,215
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	104,992
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	100,000	85,607
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	169,462
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	75,000	70,307
County of Riverside
3.82%, 02/15/38	75,000	71,607
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	149,129

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	100,950
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	181,153
RB Series A
4.09%, 11/01/51	100,000	84,078
Series A
2.99%, 11/01/38	100,000	87,775
Series C
3.09%, 11/01/40 (a)	250,000	207,502
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	88,833
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	355,078
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	80,000	83,052
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	77,105
Golden State Tobacco Securitization Corp.
3.29%, 06/01/42 (a)	75,000	63,287
4.21%, 06/01/50 (a)	100,000	74,315
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	78,511
RB Series A
3.12%, 06/01/38 (a)	35,000	31,413
RB Series B
2.75%, 06/01/34 (a)	100,000	89,492
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	102,021
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	108,318
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	108,184
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	75,000	55,903
JobsOhio Beverage System
4.53%, 01/01/35	275,000	281,070
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	97,538
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	100,000	120,177
Los Angeles Department of Water & Power
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	217,817
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Series 2022 A
4.48%, 08/01/39 (a)	100,000	98,053
RB Series 2023
5.05%, 12/01/34 (a)	250,000	259,636
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series A
4.15%, 02/01/33 (a)	250,000	250,463
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	200,000	198,932
Maryland Economic Development Corp.
5.43%, 05/31/56	100,000	98,508
RB Series 2024
5.94%, 05/31/57 (a)	75,000	76,312
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	117,761
RB Series D
3.20%, 07/01/50	150,000	103,638
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	150,000	158,132
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	175,000	209,768
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	100,000	120,988
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	171,237
Michigan State University
RB Series A
4.17%, 08/15/22 (a)	75,000	56,192
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	138,000	152,837
RB (Build America Bonds) Series A
6.64%, 04/01/57	138,000	152,413
RB Series B
7.06%, 04/01/57	287,000	327,386
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	261,684
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	424,215
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	409,938
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	128,799
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	266,004
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	103,911
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	100,000	103,973
New York State Dormitory Authority
5.23%, 07/01/35	100,000	105,411
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	51,827
RB Series 2009F
5.63%, 03/15/39	100,000	104,405

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	169,803
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	298,652
Oklahoma Development Finance Authority
4.62%, 06/01/44	100,000	98,136
4.85%, 02/01/45	100,000	99,871
RB Series 2022
4.38%, 11/01/45 (a)	150,000	144,970
Oregon School Boards Association
5.68%, 06/30/28	74,754	76,523
Pennsylvania State University
2.84%, 09/01/50	150,000	102,537
Port Authority of New York & New Jersey
5.65%, 11/01/40	100,000	108,144
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	161,981
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	188,828
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	386,835
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	97,264
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	155,588
RB Series 2019 215
3.29%, 08/01/69	100,000	66,055
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	78,201
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	81,792
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	108,955
RB Series 2022 Q
4.56%, 05/15/53	100,000	87,695
RB Series N
3.26%, 05/15/60 (a)	100,000	65,666
RB Series N
3.71%, 05/15/20 (a)	75,000	48,750
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	51,631
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	68,492
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	100,000	82,340
RB Series 2017B
3.59%, 01/01/43	15,000	12,999
RB Series B
3.82%, 01/01/48	150,000	120,905
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	104,965
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	94,178
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	200,000	213,117
Series A
1.71%, 07/01/27	400,000	386,991
Series A
2.15%, 07/01/30	600,000	554,707
State of California
4.88%, 09/01/30	75,000	78,600
5.75%, 10/01/31	75,000	81,992
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,060,891
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	550,000	676,428
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	588,454
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	237,196
GO Bonds
5.13%, 03/01/38 (a)	100,000	102,089
GO Bonds
7.60%, 11/01/40	300,000	373,649
GO Bonds Series 2010
7.63%, 03/01/40	300,000	367,766
GO Bonds Series 2023
6.00%, 03/01/33	100,000	111,080
GO Bonds Series 2024
5.13%, 09/01/29	100,000	105,007
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	350,000	378,456
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	71,429	78,862
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,341,108	1,376,517
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	237,315	241,669
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	543,639	568,139
State of Wisconsin
3.15%, 05/01/27	100,000	99,335
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	100,000	102,556
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	251,192	258,579
RB Series 2023
5.17%, 04/01/41 (a)	200,000	206,790
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	121,518
United Nations Development Corp.
6.54%, 08/01/55 (a)	50,000	53,363
University of California
RB Series 2015AQ
4.77%, 05/15/15	150,000	125,936

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2019 BD
3.35%, 07/01/29	100,000	98,729
RB Series 2020 BG
1.32%, 05/15/27 (a)	335,000	323,908
RB Series AD
4.86%, 05/15/12	193,000	164,200
RB Series BG
1.61%, 05/15/30 (a)	250,000	227,573
University of Michigan
4.45%, 04/01/22 (a)	250,000	201,837
RB Series C
3.60%, 04/01/47	200,000	172,054
Series B
2.44%, 04/01/40 (a)	250,000	191,145
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	63,951
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	239,195
Series C
4.18%, 09/01/17 (a)	100,000	77,167
		26,014,602
		40,728,371

Sovereign 1.1%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28	800,000	804,424
4.63%, 04/30/29	750,000	775,650
4.00%, 03/18/30	500,000	507,875
		2,087,949
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27 (a)	250,000	245,997
3.24%, 02/06/28 (a)	250,000	245,770
4.85%, 01/22/29 (a)	300,000	306,588
2.45%, 01/31/31 (a)	300,000	274,722
2.55%, 01/27/32 (a)	200,000	179,620
2.55%, 07/27/33 (a)	500,000	434,925
3.50%, 01/31/34 (a)	250,000	231,095
4.95%, 01/05/36 (a)	200,843	203,635
5.65%, 01/13/37 (a)	300,000	318,552
3.10%, 05/07/41 (a)	550,000	428,318
4.34%, 03/07/42 (a)	250,000	225,617
3.63%, 10/30/42	150,000	124,142
3.86%, 06/21/47	200,000	163,134
3.50%, 01/25/50 (a)	500,000	375,730
4.00%, 01/31/52 (a)	200,000	161,820
5.33%, 01/05/54 (a)	300,000	296,700
3.10%, 01/22/61 (a)	250,000	160,368
3.25%, 09/21/71 (a)	200,000	128,314
		4,505,047
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	300,000	354,648
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	197,816
4.55%, 01/11/28 (a)	300,000	302,727
4.10%, 04/24/28	250,000	250,672
4.75%, 02/11/29	200,000	203,500
4.40%, 03/10/29 (a)	200,000	201,550
3.40%, 09/18/29	250,000	243,675
5.25%, 01/15/30 (a)	200,000	207,814
2.85%, 02/14/30	400,000	378,592
3.85%, 10/15/30	300,000	295,092
1.85%, 03/12/31	200,000	176,150
2.15%, 07/28/31 (a)	200,000	177,426
4.65%, 09/20/32 (a)	250,000	252,225
4.85%, 01/11/33 (a)	200,000	202,436
4.75%, 09/10/34 (a)	200,000	200,262
5.60%, 01/15/35 (a)	200,000	212,574
4.90%, 04/16/36 (a)	200,000	200,418
4.35%, 01/11/48	200,000	174,402
5.35%, 02/11/49	200,000	201,930
3.70%, 10/30/49	100,000	77,051
3.50%, 02/14/50	200,000	148,144
4.20%, 10/15/50	250,000	208,083
3.05%, 03/12/51	400,000	270,700
4.30%, 03/31/52 (a)	200,000	168,034
5.65%, 01/11/53 (a)	200,000	204,958
5.10%, 02/10/54 (a)	200,000	194,034
5.15%, 09/10/54 (a)	200,000	195,606
3.20%, 09/23/61 (a)	200,000	130,900
4.45%, 04/15/70	200,000	164,524
3.35%, 03/12/71	200,000	131,846
		5,973,141
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	200,000	195,940
5.38%, 03/12/29	300,000	309,411
5.38%, 02/19/30	400,000	414,272
2.75%, 07/03/30	350,000	325,679
4.50%, 01/17/33	350,000	343,920
5.50%, 03/12/34	700,000	729,197
5.63%, 02/19/35	500,000	525,075
4.50%, 01/30/43	300,000	267,444
4.13%, 01/17/48	200,000	158,418
3.88%, 07/03/50	300,000	222,252
5.75%, 03/12/54	500,000	487,870
4.50%, 04/03/20	200,000	150,288
State of Israel
2.50%, 01/15/30	200,000	185,664
3.38%, 01/15/50	350,000	239,390
		4,554,820
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	475,000	457,363
5.38%, 06/15/33	250,000	267,273
4.00%, 10/17/49	350,000	272,937
3.88%, 05/06/51	500,000	376,425
		1,373,998
Mexico 0.3%
Mexico Government International Bonds
4.15%, 03/28/27	300,000	299,895
3.75%, 01/11/28	300,000	297,336
5.40%, 02/09/28 (a)	200,000	204,936
4.50%, 04/22/29	600,000	603,126

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 05/07/29 (a)	200,000	203,660
3.25%, 04/16/30 (a)	500,000	473,355
6.00%, 05/13/30 (a)	400,000	420,752
4.75%, 03/22/31 (a)	250,000	247,485
2.66%, 05/24/31 (a)	400,000	357,428
8.30%, 08/15/31	150,000	178,728
4.75%, 04/27/32 (a)	500,000	489,370
5.85%, 07/02/32 (a)	700,000	722,785
5.38%, 03/22/33 (a)	725,000	723,354
7.50%, 04/08/33	200,000	230,492
4.88%, 05/19/33 (a)	400,000	386,840
3.50%, 02/12/34 (a)	400,000	347,408
6.75%, 09/27/34	362,000	395,228
6.35%, 02/09/35 (a)	400,000	421,976
5.63%, 09/22/35 (a)	450,000	446,207
6.00%, 05/07/36 (a)	750,000	767,212
6.88%, 05/13/37 (a)	700,000	754,502
6.63%, 01/29/38 (a)	500,000	527,650
6.05%, 01/11/40	500,000	501,255
4.28%, 08/14/41 (a)	400,000	324,428
4.75%, 03/08/44	750,000	624,322
5.55%, 01/21/45	550,000	513,452
4.60%, 01/23/46	450,000	360,126
4.35%, 01/15/47	300,000	230,454
4.60%, 02/10/48	400,000	314,876
4.50%, 01/31/50 (a)	275,000	211,767
5.00%, 04/27/51 (a)	450,000	368,312
4.40%, 02/12/52 (a)	250,000	185,198
6.34%, 05/04/53 (a)	600,000	582,468
6.40%, 05/07/54 (a)	500,000	488,680
7.38%, 05/13/55 (a)	500,000	548,875
3.77%, 05/24/61 (a)	600,000	376,362
5.75%, 10/12/10	420,000	361,691
		15,491,991
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	268,327
3.88%, 03/17/28 (a)	200,000	196,414
9.38%, 04/01/29	300,000	340,776
3.16%, 01/23/30 (a)	200,000	186,556
7.50%, 03/01/31 (a)	200,000	220,428
2.25%, 09/29/32 (a)	600,000	490,872
3.30%, 01/19/33 (a)	200,000	174,322
6.40%, 02/14/35 (a)	450,000	469,854
6.70%, 01/26/36	131,000	139,343
6.88%, 01/31/36 (a)	200,000	214,482
8.00%, 03/01/38 (a)	200,000	230,720
4.50%, 05/15/47 (a)	250,000	196,645
4.50%, 04/16/50 (a)	400,000	305,356
4.30%, 04/29/53	400,000	296,392
6.85%, 03/28/54 (a)	200,000	207,286
4.50%, 04/01/56 (a)	350,000	260,929
7.88%, 03/01/57 (a)	200,000	231,822
3.87%, 07/23/60 (a)	650,000	429,026
4.50%, 01/19/63 (a)	250,000	184,910
		5,044,460
Peru 0.1%
Peru Government International Bonds
2.84%, 06/20/30	200,000	188,602
2.78%, 01/23/31 (a)	400,000	371,568
1.86%, 12/01/32 (a)	300,000	249,936
8.75%, 11/21/33	450,000	570,645
3.00%, 01/15/34 (a)	400,000	350,040
5.38%, 02/08/35 (a)	200,000	205,804
5.50%, 03/30/36 (a)	388,000	399,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.55%, 03/14/37	300,000	335,652
3.30%, 03/11/41 (a)	250,000	195,635
5.63%, 11/18/50	395,000	392,417
3.55%, 03/10/51 (a)	350,000	251,538
5.88%, 08/08/54 (a)	300,000	302,463
6.20%, 06/30/55 (a)	200,000	209,946
2.78%, 12/01/60 (a)	250,000	141,092
3.60%, 01/15/72 (a)	200,000	129,500
3.23%, 07/28/21 (a)	200,000	113,224
		4,407,372
Philippines 0.1%
Philippines Government International Bonds
3.23%, 03/29/27	200,000	198,014
3.00%, 02/01/28	400,000	391,444
3.75%, 01/14/29	200,000	197,878
9.50%, 02/02/30	250,000	300,970
2.46%, 05/05/30	200,000	186,556
7.75%, 01/14/31	350,000	407,473
1.95%, 01/06/32	200,000	174,394
6.38%, 01/15/32	300,000	332,910
3.56%, 09/29/32	200,000	189,738
5.61%, 04/13/33	200,000	213,124
5.00%, 07/17/33	200,000	205,476
5.25%, 05/14/34	200,000	208,366
6.38%, 10/23/34	400,000	450,328
5.50%, 02/04/35	200,000	212,220
4.75%, 03/05/35	200,000	200,886
5.00%, 01/13/37	200,000	203,274
3.95%, 01/20/40	400,000	357,136
3.70%, 03/01/41	550,000	465,267
3.70%, 02/02/42	400,000	334,440
2.95%, 05/05/45	200,000	142,540
2.65%, 12/10/45	200,000	134,404
3.20%, 07/06/46	500,000	364,070
4.20%, 03/29/47	200,000	169,654
5.50%, 01/17/48	200,000	202,728
5.60%, 05/14/49	200,000	203,996
5.18%, 09/05/49	200,000	193,072
5.90%, 02/04/50	200,000	211,964
		6,852,322
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	200,000	206,288
4.63%, 03/18/29 (a)	250,000	255,655
4.88%, 02/12/30	500,000	516,590
5.75%, 11/16/32 (a)	300,000	323,346
4.88%, 10/04/33 (a)	400,000	407,408
5.13%, 09/18/34 (a)	500,000	514,210
5.38%, 02/12/35 (a)	500,000	522,170
5.50%, 04/04/53 (a)	450,000	438,363
5.50%, 03/18/54 (a)	700,000	681,933
		3,865,963
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	250,000	247,548
3.50%, 09/20/28	200,000	198,868
2.50%, 06/19/29	200,000	192,322
4.50%, 07/03/29	200,000	205,592
3.63%, 10/29/30	200,000	199,646
1.75%, 10/15/31	200,000	179,560
4.13%, 06/10/44	200,000	182,000
		1,405,536

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	190,646
Uruguay Government International Bonds
4.38%, 10/27/27	200,000	200,844
4.38%, 01/23/31 (a)	350,000	355,505
5.75%, 10/28/34 (a)	400,000	428,352
7.63%, 03/21/36	250,000	304,620
5.44%, 02/14/37 (a)	300,000	314,466
4.13%, 11/20/45	150,000	133,262
5.10%, 06/18/50	750,000	719,175
4.98%, 04/20/55	600,000	555,114
		3,201,984
		59,119,231

Supranational* 1.3%
African Development Bank
4.63%, 01/04/27	350,000	353,524
4.13%, 02/25/27	500,000	502,860
4.38%, 11/03/27	500,000	507,475
4.38%, 03/14/28	250,000	254,500
3.88%, 06/12/28	360,000	362,858
3.50%, 09/18/29	400,000	398,520
5.75%, 05/07/34 (a)(b)(k)	200,000	201,492
4.50%, 06/12/35	180,000	186,023
Asian Development Bank
2.63%, 01/12/27	500,000	494,430
4.13%, 01/12/27	500,000	502,550
1.50%, 01/20/27	500,000	488,130
3.13%, 08/20/27	500,000	496,325
2.50%, 11/02/27	500,000	490,210
4.38%, 01/14/28	900,000	915,768
2.75%, 01/19/28	500,000	492,090
3.75%, 04/25/28	500,000	502,520
1.25%, 06/09/28	250,000	236,348
5.82%, 06/16/28	250,000	263,418
4.50%, 08/25/28	500,000	512,650
4.88%, 09/26/28 (a)	500,000	504,525
4.38%, 03/06/29	600,000	614,826
1.88%, 03/15/29	300,000	284,391
3.63%, 08/28/29	600,000	600,984
1.75%, 09/19/29	250,000	233,745
1.88%, 01/24/30	400,000	373,432
4.13%, 05/30/30	700,000	714,070
3.75%, 08/28/30	500,000	502,150
0.75%, 10/08/30	450,000	392,323
1.50%, 03/04/31	500,000	448,065
3.88%, 09/28/32	450,000	450,985
4.00%, 01/12/33	350,000	352,877
3.88%, 06/14/33	350,000	349,576
4.13%, 01/12/34	350,000	354,256
4.38%, 03/22/35	300,000	307,938
Asian Infrastructure Investment Bank
3.75%, 09/14/27	300,000	300,915
3.63%, 09/15/28	750,000	751,672
4.13%, 01/18/29	500,000	508,325
4.50%, 01/16/30	1,050,000	1,084,944
4.50%, 05/21/35	200,000	207,458
Corp. Andina de Fomento
2.25%, 02/08/27	400,000	392,300
6.00%, 04/26/27	300,000	308,583
5.00%, 01/24/29	400,000	413,248
5.00%, 01/22/30	400,000	416,024
Council of Europe Development Bank
4.63%, 06/11/27	350,000	355,124
3.63%, 05/08/28	200,000	200,454
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 01/24/29	250,000	254,148
4.50%, 01/15/30	300,000	310,044
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	508,945
4.13%, 01/25/29	500,000	508,310
4.25%, 03/13/34	250,000	254,943
European Investment Bank
1.38%, 03/15/27	750,000	729,135
4.38%, 03/19/27	700,000	706,790
2.38%, 05/24/27	450,000	442,224
3.25%, 11/15/27	500,000	497,350
3.88%, 03/15/28	1,050,000	1,058,200
3.88%, 06/15/28	300,000	302,667
4.50%, 10/16/28	750,000	769,905
4.00%, 02/15/29	750,000	760,380
1.75%, 03/15/29	500,000	472,310
4.75%, 06/15/29	1,100,000	1,142,944
1.63%, 10/09/29	350,000	325,640
3.75%, 11/15/29	1,000,000	1,005,870
4.50%, 03/14/30	1,500,000	1,552,290
0.88%, 05/17/30	170,000	150,986
3.63%, 07/15/30	800,000	799,712
0.75%, 09/23/30	500,000	437,020
3.88%, 10/15/30	600,000	605,868
1.25%, 02/14/31	500,000	442,965
1.63%, 05/13/31	250,000	224,700
4.38%, 10/10/31	750,000	775,395
4.25%, 08/16/32	910,000	932,031
3.75%, 02/14/33	500,000	496,995
4.13%, 02/13/34	750,000	759,600
4.63%, 02/12/35	500,000	523,120
4.88%, 02/15/36	550,000	586,861
Inter-American Development Bank
1.50%, 01/13/27	500,000	488,285
4.38%, 02/01/27	250,000	252,028
2.38%, 07/07/27	350,000	343,550
0.63%, 09/16/27	500,000	474,715
4.00%, 01/12/28	400,000	403,752
1.13%, 07/20/28	500,000	469,905
3.13%, 09/18/28	650,000	642,973
4.13%, 02/15/29	750,000	762,750
2.25%, 06/18/29	700,000	669,270
3.50%, 09/14/29	500,000	498,415
4.80%, 01/22/30 (a)	100,000	100,922
4.50%, 02/15/30	750,000	775,725
3.75%, 06/14/30	400,000	401,976
1.13%, 01/13/31	750,000	661,065
3.63%, 09/17/31	400,000	397,284
3.50%, 04/12/33	500,000	487,665
4.50%, 09/13/33	350,000	363,587
4.38%, 07/17/34	400,000	411,136
4.38%, 07/16/35	530,000	542,725
4.38%, 01/24/44	150,000	143,742
Inter-American Investment Corp.
4.13%, 02/15/28	200,000	202,036
4.75%, 09/19/28	200,000	205,872
3.63%, 11/20/28	180,000	180,127
4.25%, 02/14/29	150,000	152,610
4.25%, 04/01/30	200,000	204,188
International Bank for Reconstruction & Development
3.13%, 06/15/27	750,000	745,072
2.50%, 11/22/27	350,000	343,088
0.75%, 11/24/27	1,000,000	946,890
1.38%, 04/20/28	1,000,000	951,190
3.63%, 05/05/28	750,000	751,800
3.50%, 07/12/28	1,000,000	999,180
4.63%, 08/01/28	800,000	822,000
1.13%, 09/13/28	1,000,000	936,740

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 09/21/29	700,000	700,777
3.88%, 10/16/29	1,000,000	1,010,030
1.75%, 10/23/29	450,000	420,057
3.88%, 02/14/30	1,000,000	1,009,950
4.13%, 03/20/30	1,000,000	1,020,130
0.88%, 05/14/30	700,000	621,418
4.00%, 07/25/30	500,000	507,500
0.75%, 08/26/30	750,000	656,287
3.50%, 10/28/30	500,000	496,575
4.00%, 01/10/31	800,000	811,680
1.25%, 02/10/31	750,000	664,110
4.50%, 04/10/31	500,000	519,205
1.63%, 11/03/31	1,000,000	887,370
4.63%, 01/15/32	1,500,000	1,567,695
2.50%, 03/29/32	750,000	695,632
4.00%, 05/06/32	900,000	909,063
4.75%, 11/14/33	550,000	580,811
3.88%, 08/28/34	500,000	496,050
4.75%, 02/15/35	80,000	84,373
4.38%, 08/27/35	900,000	921,636
International Finance Corp.
4.38%, 01/15/27	250,000	251,888
4.50%, 01/21/28	400,000	407,880
4.50%, 07/13/28	400,000	409,600
4.25%, 07/02/29	350,000	357,889
3.88%, 07/02/30	300,000	303,129
0.75%, 08/27/30	400,000	350,036
Nordic Investment Bank
4.38%, 03/14/28	250,000	254,525
3.75%, 08/28/28	300,000	301,752
4.25%, 02/28/29	250,000	255,033
3.75%, 05/09/30	200,000	201,048
		72,327,621
Total Government Related (Cost $238,756,135)		229,300,428

SECURITIZED 25.9% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	987,089
Electric 0.0%
Duke Energy Carolinas SC Storm Funding LLC
4.90%, 03/01/46	100,000	101,511
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	64,223	63,584
4.26%, 06/01/38	100,000	97,638
4.45%, 12/01/49	200,000	179,846
4.67%, 12/01/53	200,000	180,922
		623,501
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/52	175,000	167,101
		1,777,691

Commercial Mortgage-Backed Security 1.8%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	147,971
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,160,910
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	940,912	928,742
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	570,679
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	276,286
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)	400,000	427,230
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	446,069
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)(l)	1,500,000	1,629,847
Series 2024-C26, Class A5
5.83%, 05/15/57 (a)	900,000	974,325
Series 2024-C28, Class A2
5.12%, 09/15/57 (a)	1,455,000	1,495,744
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,000,000	1,049,165
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,073,827
Series 2028-C28, Class A5
5.40%, 09/15/57 (a)	1,000,000	1,051,490
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	4,997,455
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	671,376
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,325,953
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	591,819
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	936,211
BMO Mortgage Trust
Series 2023-C5, Class A2
5.49%, 06/15/56 (a)	1,200,000	1,252,695
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	4,500,000	4,816,148
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	234,360
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,178,742
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,636,658
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,361,146
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(l)	2,000,000	1,986,609
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K054, Class A2
2.75%, 01/25/26 (a)	5,455	5,435
Series K058, Class A2
2.65%, 08/25/26 (a)	600,000	594,040
Series K061, Class A2
3.35%, 11/25/26 (a)(l)	2,387,185	2,372,537
Series K062, Class A2
3.41%, 12/25/26 (a)	299,132	297,441

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	743,956
Series K066, Class A2
3.12%, 06/25/27 (a)	1,200,000	1,187,365
Series K070, Class A2
3.30%, 11/25/27 (a)(l)	500,000	495,168
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,979,851
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	893,283
Series K074, Class A1
3.60%, 09/25/27 (a)	1,088	1,088
Series K074, Class A2
3.60%, 01/25/28 (a)	3,500,000	3,484,433
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,183,499
Series K083, Class A2
4.05%, 09/25/28 (a)(l)	250,000	251,575
Series K085, Class A2
4.06%, 10/25/28 (a)(l)	700,000	704,736
Series K087, Class A2
3.77%, 12/25/28 (a)	97,283	97,205
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	971,989
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,489,394
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	2,115,511
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,712,286
Series K130, Class A2
1.72%, 06/25/31 (a)	2,000,000	1,781,869
Series K144, Class A2
2.45%, 04/25/32 (a)	1,200,000	1,092,504
Series K146, Class A2
2.92%, 06/25/32 (a)	2,500,000	2,335,243
Series K149, Class A2
3.53%, 08/25/32 (a)	1,000,000	966,197
Series K150, Class A2
3.71%, 09/25/32 (a)	700,000	682,844
Series K-1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,384,193
Series K153, Class A2
3.82%, 12/25/32 (a)(l)	1,200,000	1,176,358
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	689,106
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	360,516
Series K157, Class A2
4.20%, 05/25/33 (a)	800,000	800,707
Series K159, Class A2
4.50%, 07/25/33 (a)	2,700,000	2,752,730
Series K163, Class A2
5.00%, 03/25/34 (a)(l)	600,000	630,493
Series K735, Class A2
2.86%, 05/25/26 (a)	636,362	632,279
Federal National Mortgage Association-ACES
Series 2016-M11, Class A2
2.37%, 07/25/26 (a)(l)	511,479	506,105
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,841,913
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(l)	2,034,000	2,010,993
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,420,154
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	242,120	240,579
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,137,622	1,134,768
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	5,035	5,018
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	246,938
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	908,314
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	196,772
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,200,000	1,185,925
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	438,968	437,692
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	1,069,192	1,067,053
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	1,008,446
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	295,532
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,381,642
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	947,289
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	475,320	473,980
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	662,204
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,719,188
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	478,340
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,836,102
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,480,472
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(l)	300,000	291,816
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	150,000	159,886
		101,024,409

Mortgage-Backed Securities Pass-Through 24.1%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	261,832	230,183
1.50%, 08/01/35 to 08/01/51 (a)	37,769,367	31,166,368
2.00%, 01/01/28 to 04/01/52 (a)	138,979,192	116,267,603
2.50%, 04/01/27 to 05/01/52 (a)	67,986,611	59,030,861
3.00%, 08/01/26 to 06/01/53 (a)	43,709,058	39,921,243
3.50%, 01/01/26 to 02/01/53 (a)	22,669,778	21,461,268
4.00%, 05/01/26 to 11/01/54 (a)	14,592,757	14,198,139
4.50%, 05/01/34 to 09/01/52 (a)	11,012,028	10,987,500
5.00%, 11/01/33 to 11/01/55 (a)	23,660,610	23,806,883
5.50%, 06/01/33 to 07/01/55 (a)	45,641,569	46,485,195
6.00%, 05/01/32 to 09/01/55 (a)	39,622,826	40,920,880
6.50%, 02/01/36 to 08/01/55 (a)	18,076,280	18,860,711
7.00%, 12/01/53 to 01/01/54 (a)	2,576,737	2,707,957
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	608,520	537,743
1.50%, 08/01/35 to 03/01/51 (a)	23,022,538	19,697,976

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 12/01/27 to 04/01/52 (a)	146,923,875	124,097,968
2.50%, 07/01/27 to 05/01/52 (a)	121,033,770	105,476,241
3.00%, 10/01/26 to 04/01/52 (a)	64,639,001	59,245,005
3.50%, 01/01/26 to 08/01/52 (a)	43,816,318	41,563,302
4.00%, 06/01/27 to 08/01/52 (a)	29,303,682	28,596,458
4.50%, 03/01/30 to 10/01/52 (a)	18,304,573	18,218,211
5.00%, 11/01/33 to 11/01/55 (a)	37,319,121	37,521,278
5.50%, 03/01/33 to 06/01/55 (a)	39,004,325	39,761,691
6.00%, 04/01/35 to 08/01/55 (a)	48,249,410	49,645,605
6.50%, 08/01/34 to 09/01/55 (a)	17,199,644	17,916,376
7.00%, 10/01/53 to 09/01/55 (a)	4,510,658	4,732,582
7.50%, 11/01/53 to 08/01/54 (a)	657,568	695,337
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	695,163	555,647
2.00%, 04/20/36 to 05/20/52 (a)	54,849,987	45,782,158
2.50%, 08/20/27 to 05/20/52 (a)	56,582,755	49,227,575
3.00%, 04/20/27 to 05/20/52 (a)	40,207,440	36,588,014
3.50%, 09/20/32 to 12/20/54 (a)	32,102,751	30,145,939
4.00%, 06/15/39 to 10/20/52 (a)	19,991,071	19,318,250
4.50%, 07/15/39 to 09/20/55 (a)	24,362,044	24,045,706
5.00%, 02/20/33 to 11/20/55 (a)	34,288,626	34,441,673
5.50%, 04/15/33 to 11/20/55 (a)	41,303,534	41,840,036
6.00%, 04/20/44 to 11/20/55 (a)	25,457,156	26,037,882
6.50%, 01/20/53 to 09/20/55 (a)	9,058,486	9,342,539
7.00%, 01/20/53 to 12/20/54 (a)	1,470,840	1,518,034
7.50%, 12/20/53 (a)	95,012	98,072
Government National Mortgage Association, TBA
4.00%, 12/20/55 (a)(h)	3,000,000	2,845,743
4.50%, 12/20/55 (a)(h)	1,000,000	978,056
Uniform Mortgage-Backed Security, TBA
3.00%, 12/11/55 (a)(h)	6,000,000	5,330,001
3.50%, 12/11/55 (a)(h)	12,500,000	11,565,706
4.00%, 12/11/55 (a)(h)	16,000,000	15,245,560
4.50%, 12/11/55 (a)(h)	17,500,000	17,132,894
5.00%, 12/11/55 (a)(h)	3,500,000	3,492,911
5.50%, 12/15/54 (a)(h)	11,500,000	11,645,532
		1,360,928,492
Total Securitized (Cost $1,565,185,269)		1,463,730,592

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (m)	107,106,076	107,106,076
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (m)(n)	902,183	902,183
		108,008,259
Total Short-Term Investments (Cost $108,008,259)		108,008,259
Total Investments in Securities (Cost $5,882,556,444)		5,707,193,314

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,536,994 or 0.2% of net assets.

(e)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $870,875.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(k)	Perpetual security. Maturity date represents the next call date.
(l)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/25	FACE AMOUNT AT 11/30/25	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.20%, 03/02/27	$98,763	$—	$—	$—	$890	($540 )	$99,113	$100,000	$791
2.45%, 03/03/27	234,535	—	—	—	779	390	235,704	240,000	1,454
3.30%, 04/01/27	98,933	—	—	—	758	(440)	99,251	100,000	816
3.20%, 01/25/28	98,163	—	—	—	657	(177)	98,643	100,000	791
2.00%, 03/20/28	190,762	—	—	—	1,428	(82)	192,108	200,000	989
4.00%, 02/01/29	74,998	—	—	—	446	(156)	75,288	75,000	741
5.64%, 05/19/29	197,686	—	—	—	(293)	(8)	197,385	190,000	2,651
3.25%, 05/22/29	72,995	—	—	—	278	(170)	73,103	75,000	602
2.75%, 10/01/29	47,547	—	—	—	234	(81)	47,700	50,000	340
6.20%, 11/17/29	212,882	—	—	—	(96)	(502)	212,284	200,000	3,064
4.63%, 03/22/30	51,116	—	—	—	249	(143)	51,222	50,000	571
1.65%, 03/11/31	86,815	—	—	—	1,047	21	87,883	100,000	408
2.30%, 05/13/31	89,992	—	—	—	949	(94)	90,847	100,000	569
4.34%, 11/14/31	—	150,457	—	—	43	—	150,500	150,000	—
1.95%, 12/01/31	108,296	—	—	—	1,407	1	109,704	125,000	603
2.90%, 03/03/32	135,969	—	—	—	1,918	142	138,029	150,000	1,075
5.85%, 05/19/34	239,913	—	—	—	1,956	(73)	241,796	225,000	3,256
6.14%, 08/24/34	244,483	—	—	—	1,674	(30)	246,127	225,000	3,413
4.91%, 11/14/36	—	150,378	—	—	(3)	—	150,375	150,000	—
Total	$2,283,848	$300,835	$—	$—	$14,321	($1,942 )	$2,597,062		$22,134

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$1,336,524,564	$—	$1,336,524,564
Treasuries [1]	—	2,569,629,471	—	2,569,629,471
Government Related [1]	—	229,300,428	—	229,300,428
Securitized [1]	—	1,463,730,592	—	1,463,730,592
Short-Term Investments [1]	108,008,259	—	—	108,008,259
Total	$108,008,259	$5,599,185,055	$—	$5,707,193,314

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of November 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.6% OF NET ASSETS

Financial Institutions 10.5%
Banking 7.7%
Ally Financial, Inc.
7.10%, 11/15/27 (a)	150,000	157,239
5.74%, 05/15/29 (a)(b)	100,000	102,290
6.99%, 06/13/29 (a)(b)	150,000	158,010
6.85%, 01/03/30 (a)(b)	150,000	158,687
5.54%, 01/17/31 (a)(b)	100,000	102,141
American Express Co.
2.55%, 03/04/27 (a)	250,000	246,005
3.30%, 05/03/27 (a)	250,000	248,218
5.85%, 11/05/27 (a)	200,000	207,210
5.10%, 02/16/28 (a)(b)	250,000	253,292
5.04%, 07/26/28 (a)(b)	150,000	152,582
4.73%, 04/25/29 (a)(b)	200,000	203,358
4.05%, 05/03/29 (a)	125,000	125,808
4.35%, 07/20/29 (a)(b)	200,000	201,752
5.28%, 07/27/29 (a)(b)	250,000	258,152
5.53%, 04/25/30 (a)(b)	200,000	209,362
5.09%, 01/30/31 (a)(b)	200,000	206,870
5.02%, 04/25/31 (a)(b)	200,000	206,642
6.49%, 10/30/31 (a)(b)	150,000	164,630
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	250,000	252,580
4.36%, 06/18/28	250,000	253,330
4.62%, 12/16/29	250,000	256,527
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	206,914
5.38%, 03/13/29	200,000	207,644
Banco Santander SA
4.25%, 04/11/27	200,000	200,390
5.29%, 08/18/27	200,000	203,716
3.80%, 02/23/28	200,000	198,436
4.18%, 03/24/28 (a)(b)	200,000	199,926
4.38%, 04/12/28	200,000	200,998
5.37%, 07/15/28 (a)(b)	200,000	203,930
5.59%, 08/08/28	200,000	207,640
6.61%, 11/07/28	200,000	214,040
3.31%, 06/27/29	200,000	194,762
5.57%, 01/17/30	200,000	209,208
5.54%, 03/14/30 (a)(b)	200,000	207,508
4.55%, 11/06/30	200,000	201,260
Bank of America Corp.
3.25%, 10/21/27 (a)	400,000	395,904
4.18%, 11/25/27 (a)	300,000	300,465
3.82%, 01/20/28 (a)(b)	300,000	299,172
2.55%, 02/04/28 (a)(b)	300,000	294,741
3.71%, 04/24/28 (a)(b)	300,000	298,533
4.38%, 04/27/28 (a)(b)	400,000	401,600
3.59%, 07/21/28 (a)(b)	250,000	248,138
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 07/22/28 (a)(b)	500,000	507,225
6.20%, 11/10/28 (a)(b)	150,000	156,006
3.42%, 12/20/28 (a)(b)	700,000	691,810
4.98%, 01/24/29 (a)(b)	300,000	305,724
3.97%, 03/05/29 (a)(b)	400,000	399,396
5.20%, 04/25/29 (a)(b)	500,000	512,930
4.62%, 05/09/29 (a)(b)	300,000	304,218
2.09%, 06/14/29 (a)(b)	400,000	381,232
4.27%, 07/23/29 (a)(b)	500,000	502,950
5.82%, 09/15/29 (a)(b)	450,000	470,466
3.97%, 02/07/30 (a)(b)	400,000	398,540
3.19%, 07/23/30 (a)(b)	350,000	339,080
2.88%, 10/22/30 (a)(b)	200,000	190,990
5.16%, 01/24/31 (a)(b)	400,000	415,060
2.50%, 02/13/31 (a)(b)	300,000	280,569
2.59%, 04/29/31 (a)(b)	350,000	327,509
1.90%, 07/23/31 (a)(b)	570,000	514,123
1.92%, 10/24/31 (a)(b)	400,000	358,728
Bank of Montreal
2.65%, 03/08/27	100,000	98,453
5.37%, 06/04/27	200,000	204,252
4.70%, 09/14/27 (a)	200,000	202,684
5.20%, 02/01/28 (a)	200,000	205,212
4.06%, 09/22/28 (a)(b)	100,000	100,072
5.72%, 09/25/28 (a)	200,000	208,954
5.00%, 01/27/29 (a)(b)	100,000	102,025
4.64%, 09/10/30 (a)(b)	100,000	101,519
4.35%, 09/22/31 (a)(b)	130,000	130,319
3.80%, 12/15/32 (a)(b)	200,000	197,304
Bank of New York Mellon Corp.
2.05%, 01/26/27 (a)	100,000	98,033
3.25%, 05/16/27 (a)	200,000	198,562
3.40%, 01/29/28 (a)	200,000	198,508
3.44%, 02/07/28 (a)(b)	150,000	149,117
4.44%, 06/09/28 (a)(b)	100,000	100,722
3.99%, 06/13/28 (a)(b)	150,000	150,189
5.80%, 10/25/28 (a)(b)	200,000	206,786
3.00%, 10/30/28 (a)	150,000	146,028
4.54%, 02/01/29 (a)(b)	100,000	101,219
3.85%, 04/26/29 (a)	150,000	150,171
3.30%, 08/23/29 (a)	50,000	48,673
6.32%, 10/25/29 (a)(b)	150,000	159,542
4.98%, 03/14/30 (a)(b)	150,000	154,625
4.94%, 02/11/31 (a)(b)	200,000	206,058
Bank of Nova Scotia
5.35%, 12/07/26	200,000	202,782
1.95%, 02/02/27	175,000	171,218
2.95%, 03/11/27	200,000	197,684
4.40%, 09/08/28 (a)(b)	100,000	100,560
4.04%, 09/15/28 (a)(b)	110,000	109,922
4.93%, 02/14/29 (a)(b)	200,000	203,700
5.45%, 08/01/29	50,000	52,274
4.85%, 02/01/30	200,000	205,202

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 02/14/31 (a)(b)	150,000	154,871
4.34%, 09/15/31 (a)(b)	110,000	110,014
BankUnited, Inc.
5.13%, 06/11/30 (a)	40,000	40,210
Barclays PLC
4.34%, 01/10/28 (a)	200,000	200,412
5.67%, 03/12/28 (a)(b)	200,000	203,690
4.84%, 05/09/28 (a)	300,000	301,956
5.50%, 08/09/28 (a)(b)	200,000	204,192
4.84%, 09/10/28 (a)(b)	200,000	202,318
7.39%, 11/02/28 (a)(b)	200,000	211,666
5.09%, 02/25/29 (a)(b)	200,000	203,858
4.97%, 05/16/29 (a)(b)	300,000	305,256
6.49%, 09/13/29 (a)(b)	200,000	211,780
4.48%, 11/11/29 (a)(b)	200,000	201,264
5.69%, 03/12/30 (a)(b)	300,000	312,606
5.09%, 06/20/30 (a)(b)	200,000	203,706
4.94%, 09/10/30 (a)(b)	200,000	204,148
5.37%, 02/25/31 (a)(b)	200,000	207,174
2.65%, 06/24/31 (a)(b)	200,000	185,390
3.56%, 09/23/35 (a)(b)	200,000	189,108
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (a)	250,000	248,595
4.86%, 01/13/28 (a)(b)	100,000	100,852
5.00%, 04/28/28 (a)	150,000	153,527
4.24%, 09/08/28 (a)(b)	110,000	110,323
5.99%, 10/03/28 (a)	250,000	263,122
4.86%, 03/30/29 (a)(b)	200,000	203,284
5.26%, 04/08/29 (a)	200,000	207,494
4.63%, 09/11/30 (a)(b)	100,000	101,589
5.25%, 01/13/31 (a)(b)	100,000	103,681
4.58%, 09/08/31 (a)(b)	130,000	131,307
Capital One Financial Corp.
4.10%, 02/09/27 (a)	150,000	149,946
3.65%, 05/11/27 (a)	250,000	248,690
3.80%, 01/31/28 (a)	200,000	198,964
4.93%, 05/10/28 (a)(b)	200,000	202,178
5.47%, 02/01/29 (a)(b)	250,000	256,642
6.31%, 06/08/29 (a)(b)	250,000	262,590
5.70%, 02/01/30 (a)(b)	150,000	156,245
3.27%, 03/01/30 (a)(b)	250,000	242,745
5.25%, 07/26/30 (a)(b)	100,000	103,131
5.46%, 07/26/30 (a)(b)	200,000	207,648
4.49%, 09/11/31 (a)(b)	160,000	159,944
7.62%, 10/30/31 (a)(b)	280,000	317,066
Citibank NA
5.49%, 12/04/26 (a)	250,000	253,505
4.58%, 05/29/27 (a)	250,000	252,472
5.80%, 09/29/28 (a)	350,000	367,423
4.84%, 08/06/29 (a)	250,000	256,620
4.91%, 05/29/30 (a)	300,000	309,618
Citigroup, Inc.
4.45%, 09/29/27	500,000	502,530
3.89%, 01/10/28 (a)(b)	400,000	399,072
6.63%, 01/15/28	50,000	52,850
3.07%, 02/24/28 (a)(b)	400,000	395,028
4.64%, 05/07/28 (a)(b)	300,000	302,223
4.66%, 05/24/28 (a)(b)	250,000	252,160
3.67%, 07/24/28 (a)(b)	350,000	347,676
4.13%, 07/25/28	300,000	300,276
3.52%, 10/27/28 (a)(b)	300,000	296,955
4.79%, 03/04/29 (a)(b)	300,000	304,440
4.08%, 04/23/29 (a)(b)	300,000	299,943
5.17%, 02/13/30 (a)(b)	400,000	411,704
3.98%, 03/20/30 (a)(b)	300,000	297,834
4.54%, 09/19/30 (a)(b)	400,000	404,148
2.98%, 11/05/30 (a)(b)	300,000	286,434
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.67%, 01/29/31 (a)(b)	300,000	281,322
4.41%, 03/31/31 (a)(b)	500,000	501,455
4.95%, 05/07/31 (a)(b)	300,000	307,518
2.57%, 06/03/31 (a)(b)	485,000	450,390
4.50%, 09/11/31 (a)(b)	400,000	402,728
5.59%, 11/19/34 (a)(b)	175,000	180,201
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	200,000	208,508
3.25%, 04/30/30 (a)	150,000	143,045
5.25%, 03/05/31 (a)(b)	100,000	102,571
Comerica, Inc.
5.98%, 01/30/30 (a)(b)	150,000	156,348
Commonwealth Bank of Australia
4.42%, 03/14/28	250,000	253,455
Cooperatieve Rabobank UA
4.80%, 01/09/29	250,000	256,657
4.49%, 10/17/29	250,000	255,515
Deutsche Bank AG
2.55%, 01/07/28 (a)(b)	200,000	196,272
5.37%, 01/10/29 (a)(b)	200,000	204,312
6.72%, 01/18/29 (a)(b)	200,000	209,696
6.82%, 11/20/29 (a)(b)	250,000	267,270
5.00%, 09/11/30 (a)(b)	150,000	152,637
5.30%, 05/09/31 (a)(b)	200,000	205,622
5.88%, 07/08/31 (a)(b)	200,000	208,204
4.95%, 08/04/31 (a)(b)	230,000	233,409
3.55%, 09/18/31 (a)(b)	190,000	181,197
4.88%, 12/01/32 (a)(b)	200,000	200,382
Fifth Third Bancorp
2.55%, 05/05/27 (a)	175,000	171,413
3.95%, 03/14/28 (a)	100,000	99,789
6.36%, 10/27/28 (a)(b)	250,000	260,355
6.34%, 07/27/29 (a)(b)	200,000	210,772
4.77%, 07/28/30 (a)(b)	100,000	101,429
4.90%, 09/06/30 (a)(b)	100,000	101,809
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	101,561
5.60%, 09/05/35 (a)(b)	80,000	79,929
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	259,297
FNB Corp.
5.72%, 12/11/30 (a)(b)	75,000	76,693
Goldman Sachs Group, Inc.
5.95%, 01/15/27	100,000	102,167
3.85%, 01/26/27 (a)	300,000	299,508
2.64%, 02/24/28 (a)(b)	400,000	392,876
3.62%, 03/15/28 (a)(b)	600,000	596,268
4.94%, 04/23/28 (a)(b)	250,000	252,852
3.69%, 06/05/28 (a)(b)	375,000	372,671
4.48%, 08/23/28 (a)(b)	250,000	251,742
3.81%, 04/23/29 (a)(b)	400,000	397,400
4.22%, 05/01/29 (a)(b)	400,000	400,908
4.15%, 10/21/29 (a)(b)	340,000	340,292
6.48%, 10/24/29 (a)(b)	500,000	531,790
2.60%, 02/07/30 (a)	200,000	188,046
3.80%, 03/15/30 (a)	300,000	296,172
5.73%, 04/25/30 (a)(b)	350,000	366,642
5.05%, 07/23/30 (a)(b)	300,000	308,181
4.69%, 10/23/30 (a)(b)	300,000	305,067
5.21%, 01/28/31 (a)(b)	300,000	310,842
5.22%, 04/23/31 (a)(b)	400,000	414,580
4.37%, 10/21/31 (a)(b)	410,000	410,525
HSBC Holdings PLC
4.04%, 03/13/28 (a)(b)	400,000	399,440
5.60%, 05/17/28 (a)(b)	300,000	305,982
4.76%, 06/09/28 (a)(b)	400,000	403,496

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.21%, 08/11/28 (a)(b)	250,000	254,212
2.01%, 09/22/28 (a)(b)	200,000	192,632
7.39%, 11/03/28 (a)(b)	250,000	264,702
5.13%, 11/19/28 (a)(b)	200,000	203,752
4.90%, 03/03/29 (a)(b)	200,000	203,084
6.16%, 03/09/29 (a)(b)	200,000	208,494
4.58%, 06/19/29 (a)(b)	500,000	504,725
2.21%, 08/17/29 (a)(b)	200,000	190,010
5.55%, 03/04/30 (a)(b)	225,000	233,703
4.95%, 03/31/30	200,000	205,914
3.97%, 05/22/30 (a)(b)	500,000	495,160
5.29%, 11/19/30 (a)(b)	300,000	310,542
5.13%, 03/03/31 (a)(b)	200,000	205,656
5.24%, 05/13/31 (a)(b)	400,000	413,524
2.85%, 06/04/31 (a)(b)	200,000	187,438
2.36%, 08/18/31 (a)(b)	200,000	182,768
4.62%, 11/06/31 (a)(b)	310,000	312,189
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,256
Huntington Bancshares, Inc.
6.21%, 08/21/29 (a)(b)	200,000	210,136
5.27%, 01/15/31 (a)(b)	200,000	206,594
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	251,512
5.65%, 01/10/30 (a)	250,000	262,525
ING Groep NV
3.95%, 03/29/27	200,000	199,786
4.02%, 03/28/28 (a)(b)	300,000	299,706
4.55%, 10/02/28	300,000	304,140
4.05%, 04/09/29	200,000	199,676
5.34%, 03/19/30 (a)(b)	200,000	207,304
JPMorgan Chase & Co.
4.13%, 12/15/26	300,000	300,399
4.25%, 10/01/27	200,000	201,532
3.63%, 12/01/27 (a)	150,000	149,123
5.04%, 01/23/28 (a)(b)	400,000	404,228
3.78%, 02/01/28 (a)(b)	450,000	448,663
2.95%, 02/24/28 (a)(b)	200,000	197,374
5.57%, 04/22/28 (a)(b)	300,000	306,072
4.32%, 04/26/28 (a)(b)	500,000	502,210
3.54%, 05/01/28 (a)(b)	300,000	298,071
2.18%, 06/01/28 (a)(b)	350,000	340,802
4.98%, 07/22/28 (a)(b)	350,000	355,390
4.85%, 07/25/28 (a)(b)	600,000	608,058
4.51%, 10/22/28 (a)(b)	200,000	201,922
3.51%, 01/23/29 (a)(b)	350,000	346,342
4.92%, 01/24/29 (a)(b)	300,000	305,772
4.01%, 04/23/29 (a)(b)	350,000	349,748
2.07%, 06/01/29 (a)(b)	250,000	238,593
4.20%, 07/23/29 (a)(b)	250,000	250,860
5.30%, 07/24/29 (a)(b)	400,000	412,600
6.09%, 10/23/29 (a)(b)	200,000	211,190
4.45%, 12/05/29 (a)(b)	350,000	353,948
5.01%, 01/23/30 (a)(b)	350,000	359,502
5.58%, 04/22/30 (a)(b)	400,000	418,728
3.70%, 05/06/30 (a)(b)	300,000	296,187
4.57%, 06/14/30 (a)(b)	250,000	253,640
5.00%, 07/22/30 (a)(b)	400,000	411,868
8.75%, 09/01/30	70,000	82,684
2.74%, 10/15/30 (a)(b)	500,000	475,535
4.60%, 10/22/30 (a)(b)	350,000	356,013
5.14%, 01/24/31 (a)(b)	300,000	311,232
4.49%, 03/24/31 (a)(b)	400,000	405,312
2.52%, 04/22/31 (a)(b)	350,000	327,208
5.10%, 04/22/31 (a)(b)	350,000	363,118
2.96%, 05/13/31 (a)(b)	400,000	377,900
4.26%, 10/22/31 (a)(b)	270,000	270,381
1.76%, 11/19/31 (a)(b)	170,000	151,399
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	250,000	252,802
KeyBank NA
5.85%, 11/15/27 (a)	250,000	257,737
4.39%, 12/14/27	250,000	251,595
KeyCorp
2.25%, 04/06/27	250,000	243,813
5.12%, 04/04/31 (a)(b)	100,000	102,878
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	199,508
5.46%, 01/05/28 (a)(b)	200,000	202,822
3.75%, 03/18/28 (a)(b)	250,000	248,863
4.38%, 03/22/28	200,000	201,396
4.55%, 08/16/28	200,000	202,390
3.57%, 11/07/28 (a)(b)	300,000	297,054
5.87%, 03/06/29 (a)(b)	200,000	207,616
4.82%, 06/13/29 (a)(b)	200,000	203,310
5.72%, 06/05/30 (a)(b)	200,000	209,906
4.43%, 11/04/31 (a)(b)	200,000	200,508
M&T Bank Corp.
7.41%, 10/30/29 (a)(b)	100,000	108,451
5.18%, 07/08/31 (a)(b)	100,000	102,636
5.40%, 07/30/35 (a)(b)	100,000	100,912
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	253,550
4.76%, 07/06/28 (a)(b)	250,000	252,285
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	200,000	198,206
4.08%, 04/19/28 (a)(b)	200,000	200,012
5.35%, 09/13/28 (a)(b)	250,000	255,712
5.42%, 02/22/29 (a)(b)	200,000	205,926
3.74%, 03/07/29	200,000	198,408
5.24%, 04/19/29 (a)(b)	200,000	205,444
3.20%, 07/18/29	200,000	193,776
2.56%, 02/25/30	200,000	187,460
5.26%, 04/17/30 (a)(b)	200,000	206,930
2.05%, 07/17/30	200,000	182,086
5.20%, 01/16/31 (a)(b)	200,000	207,110
5.16%, 04/24/31 (a)(b)	200,000	207,284
Mizuho Financial Group, Inc.
4.02%, 03/05/28	200,000	200,544
5.41%, 09/13/28 (a)(b)	200,000	204,828
5.67%, 05/27/29 (a)(b)	200,000	207,508
5.78%, 07/06/29 (a)(b)	200,000	208,388
4.25%, 09/11/29 (a)(b)	200,000	200,804
5.38%, 05/26/30 (a)(b)	200,000	207,552
5.38%, 07/10/30 (a)(b)	200,000	207,636
3.15%, 07/16/30 (a)(b)	200,000	192,784
5.10%, 05/13/31 (a)(b)	200,000	206,372
5.74%, 05/27/31 (a)(b)	200,000	211,424
2.20%, 07/10/31 (a)(b)	200,000	182,408
Morgan Stanley
3.63%, 01/20/27	400,000	398,792
3.95%, 04/23/27	300,000	299,964
2.48%, 01/21/28 (a)(b)	400,000	392,772
5.65%, 04/13/28 (a)(b)	200,000	204,166
4.21%, 04/20/28 (a)(b)	200,000	200,340
3.59%, 07/22/28 (a)(b)	500,000	495,565
6.30%, 10/18/28 (a)(b)	400,000	415,980
3.77%, 01/24/29 (a)(b)	250,000	248,438
5.12%, 02/01/29 (a)(b)	300,000	306,495
4.99%, 04/12/29 (a)(b)	300,000	306,051
5.16%, 04/20/29 (a)(b)	350,000	358,473
5.45%, 07/20/29 (a)(b)	350,000	361,784
4.13%, 10/18/29 (a)(b)	290,000	290,151
6.41%, 11/01/29 (a)(b)	300,000	318,693
5.17%, 01/16/30 (a)(b)	385,000	396,458

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.43%, 01/23/30 (a)(b)	450,000	453,586
5.66%, 04/18/30 (a)(b)	350,000	365,995
5.04%, 07/19/30 (a)(b)	300,000	308,535
4.65%, 10/18/30 (a)(b)	300,000	304,659
5.23%, 01/15/31 (a)(b)	300,000	310,521
2.70%, 01/22/31 (a)(b)	400,000	376,160
3.62%, 04/01/31 (a)(b)	400,000	389,956
5.19%, 04/17/31 (a)(b)	450,000	466,083
4.36%, 10/22/31 (a)(b)	340,000	340,466
Morgan Stanley Bank NA
4.95%, 01/14/28 (a)(b)	250,000	252,260
5.50%, 05/26/28 (a)(b)	300,000	306,216
4.97%, 07/14/28 (a)(b)	250,000	253,627
5.02%, 01/12/29 (a)(b)	300,000	305,826
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	260,000	261,708
4.20%, 11/17/28 (a)(b)	250,000	250,529
4.73%, 07/18/31 (a)(b)	400,000	407,076
4.47%, 11/19/31 (a)(b)	410,000	412,335
National Australia Bank Ltd.
3.91%, 06/09/27	275,000	275,465
4.94%, 01/12/28	250,000	255,805
4.31%, 06/13/28	250,000	253,042
4.90%, 06/13/28	250,000	256,445
4.53%, 06/13/30	250,000	255,590
National Bank of Canada
4.50%, 10/10/29	250,000	253,242
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	200,000	203,592
3.07%, 05/22/28 (a)(b)	200,000	197,164
4.89%, 05/18/29 (a)(b)	100,000	101,750
5.08%, 01/27/30 (a)(b)	300,000	307,338
4.45%, 05/08/30 (a)(b)	200,000	201,318
4.96%, 08/15/30 (a)(b)	200,000	204,716
5.12%, 05/23/31 (a)(b)	200,000	206,006
6.48%, 06/01/34 (a)(b)	200,000	210,464
3.03%, 11/28/35 (a)(b)	200,000	184,592
Northern Trust Corp.
4.00%, 05/10/27 (a)	200,000	200,452
3.65%, 08/03/28 (a)	50,000	49,858
3.15%, 05/03/29 (a)	50,000	48,784
1.95%, 05/01/30 (a)	100,000	91,713
4.15%, 11/19/30	70,000	70,327
PNC Bank NA
4.43%, 07/21/28 (a)(b)	250,000	251,630
4.05%, 07/26/28	250,000	250,205
PNC Financial Services Group, Inc.
5.30%, 01/21/28 (a)(b)	200,000	202,714
5.35%, 12/02/28 (a)(b)	250,000	256,285
3.45%, 04/23/29 (a)	250,000	246,408
5.58%, 06/12/29 (a)(b)	500,000	518,495
2.55%, 01/22/30 (a)	250,000	235,778
5.49%, 05/14/30 (a)(b)	250,000	260,740
5.22%, 01/29/31 (a)(b)	100,000	103,710
4.90%, 05/13/31 (a)(b)	200,000	205,114
Regions Financial Corp.
5.72%, 06/06/30 (a)(b)	150,000	156,371
Royal Bank of Canada
3.63%, 05/04/27	250,000	249,358
4.24%, 08/03/27	250,000	251,682
6.00%, 11/01/27	250,000	259,832
4.90%, 01/12/28	150,000	153,194
4.72%, 03/27/28 (a)(b)	200,000	201,870
5.20%, 08/01/28	150,000	154,880
4.52%, 10/18/28 (a)(b)	100,000	100,966
4.97%, 01/24/29 (a)(b)	200,000	203,702
4.95%, 02/01/29	150,000	154,475
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 08/06/29 (a)(b)	100,000	101,114
4.97%, 08/02/30 (a)(b)	175,000	179,667
4.65%, 10/18/30 (a)(b)	250,000	253,982
5.15%, 02/04/31 (a)(b)	275,000	284,210
4.97%, 05/02/31 (a)(b)	100,000	102,756
4.70%, 08/06/31 (a)(b)	130,000	132,206
4.31%, 11/03/31 (a)(b)	140,000	139,896
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	175,000	175,527
2.49%, 01/06/28 (a)(b)	150,000	146,964
6.50%, 03/09/29 (a)(b)	125,000	130,353
5.47%, 03/20/29 (a)(b)	100,000	102,125
6.57%, 06/12/29 (a)(b)	50,000	52,339
6.17%, 01/09/30 (a)(b)	125,000	130,568
5.35%, 09/06/30 (a)(b)	100,000	102,423
5.74%, 03/20/31 (a)(b)	50,000	51,805
7.66%, 11/09/31 (a)(b)	80,000	89,838
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	250,000	245,188
3.82%, 11/03/28 (a)(b)	200,000	198,484
4.32%, 09/22/29 (a)(b)	200,000	200,268
4.86%, 09/11/30 (a)(b)	200,000	203,008
5.69%, 04/15/31 (a)(b)	200,000	209,462
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	40,000	40,516
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	50,000	52,699
State Street Corp.
4.99%, 03/18/27 (a)	100,000	101,355
4.33%, 10/22/27 (a)	100,000	101,047
2.20%, 02/07/28 (a)(b)	200,000	195,922
4.54%, 02/28/28 (a)	250,000	253,812
5.82%, 11/04/28 (a)(b)	75,000	77,603
4.53%, 02/20/29 (a)(b)	100,000	101,220
5.68%, 11/21/29 (a)(b)	150,000	157,302
4.14%, 12/03/29 (a)(b)	100,000	100,552
2.40%, 01/24/30	100,000	94,530
4.83%, 04/24/30 (a)	200,000	206,314
3.15%, 03/30/31 (a)(b)	100,000	96,438
3.03%, 11/01/34 (a)(b)	75,000	70,913
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	200,000	198,894
2.17%, 01/14/27	200,000	196,076
3.36%, 07/12/27	200,000	198,384
5.52%, 01/13/28	250,000	257,950
3.54%, 01/17/28	200,000	198,444
5.80%, 07/13/28	200,000	209,062
5.72%, 09/14/28	200,000	208,804
1.90%, 09/17/28	250,000	236,113
3.04%, 07/16/29	400,000	385,176
2.72%, 09/27/29	200,000	190,188
5.71%, 01/13/30	200,000	211,350
2.13%, 07/08/30	200,000	182,652
5.85%, 07/13/30	200,000	213,794
2.14%, 09/23/30	70,000	63,422
4.66%, 07/08/31 (a)(b)	200,000	203,092
Synchrony Bank
5.63%, 08/23/27 (a)	250,000	255,187
Synchrony Financial
3.95%, 12/01/27 (a)	50,000	49,616
5.15%, 03/19/29 (a)	100,000	101,647
5.02%, 07/29/29 (a)(b)	70,000	70,727
5.94%, 08/02/30 (a)(b)	50,000	51,975
5.45%, 03/06/31 (a)(b)	100,000	102,341
Synovus Financial Corp.
6.17%, 11/01/30 (a)(b)	75,000	77,954

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toronto-Dominion Bank
4.57%, 12/17/26	200,000	201,300
1.95%, 01/12/27	100,000	97,914
2.80%, 03/10/27	250,000	246,498
4.11%, 06/08/27	250,000	250,552
4.69%, 09/15/27	300,000	303,948
5.16%, 01/10/28	200,000	204,646
4.86%, 01/31/28	250,000	254,412
4.57%, 06/02/28	100,000	101,335
5.52%, 07/17/28	150,000	155,649
4.11%, 10/13/28	140,000	140,379
4.99%, 04/05/29	100,000	102,858
4.78%, 12/17/29	125,000	128,214
4.81%, 06/03/30	90,000	92,102
5.15%, 09/10/34 (a)(b)	100,000	101,673
Truist Bank
4.42%, 07/24/28 (a)(b)	250,000	251,275
2.25%, 03/11/30 (a)	250,000	229,863
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	143,298
4.87%, 01/26/29 (a)(b)	250,000	253,885
1.89%, 06/07/29 (a)(b)	200,000	189,464
7.16%, 10/30/29 (a)(b)	250,000	270,675
5.44%, 01/24/30 (a)(b)	150,000	155,742
1.95%, 06/05/30 (a)	90,000	81,783
5.07%, 05/20/31 (a)(b)	200,000	206,000
U.S. Bancorp
3.15%, 04/27/27 (a)	150,000	148,596
2.22%, 01/27/28 (a)(b)	200,000	195,780
4.55%, 07/22/28 (a)(b)	200,000	201,590
4.65%, 02/01/29 (a)(b)	300,000	303,804
5.78%, 06/12/29 (a)(b)	250,000	260,247
5.38%, 01/23/30 (a)(b)	250,000	259,477
1.38%, 07/22/30 (a)	140,000	124,083
5.10%, 07/23/30 (a)(b)	200,000	206,386
5.05%, 02/12/31 (a)(b)	200,000	206,058
5.08%, 05/15/31 (a)(b)	200,000	206,664
U.S. Bank NA
4.73%, 05/15/28 (a)(b)	250,000	252,375
UBS AG
4.86%, 01/10/28 (a)(b)	250,000	252,205
5.65%, 09/11/28	250,000	261,357
Webster Financial Corp.
5.78%, 09/11/35 (a)(b)	50,000	50,106
Wells Fargo & Co.
4.30%, 07/22/27	400,000	401,788
4.90%, 01/24/28 (a)(b)	300,000	302,676
3.53%, 03/24/28 (a)(b)	500,000	496,455
5.71%, 04/22/28 (a)(b)	400,000	408,772
3.58%, 05/22/28 (a)(b)	500,000	496,495
2.39%, 06/02/28 (a)(b)	500,000	487,940
4.81%, 07/25/28 (a)(b)	500,000	505,715
4.15%, 01/24/29 (a)	350,000	351,137
4.97%, 04/23/29 (a)(b)	250,000	254,975
5.57%, 07/25/29 (a)(b)	700,000	725,746
4.08%, 09/15/29 (a)(b)	200,000	199,966
6.30%, 10/23/29 (a)(b)	400,000	423,780
5.20%, 01/23/30 (a)(b)	400,000	412,828
2.88%, 10/30/30 (a)(b)	350,000	333,952
5.24%, 01/24/31 (a)(b)	400,000	415,740
2.57%, 02/11/31 (a)(b)	400,000	374,764
4.48%, 04/04/31 (a)(b)	450,000	455,188
5.15%, 04/23/31 (a)(b)	450,000	466,249
Wells Fargo Bank NA
5.25%, 12/11/26 (a)	250,000	253,267
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westpac Banking Corp.
3.35%, 03/08/27	200,000	198,978
5.46%, 11/18/27	250,000	257,960
3.40%, 01/25/28	200,000	198,350
5.54%, 11/17/28	200,000	209,648
1.95%, 11/20/28	200,000	189,686
2.65%, 01/16/30	100,000	95,208
4.35%, 07/01/30	100,000	101,493
4.11%, 07/24/34 (a)(b)	150,000	147,845
2.67%, 11/15/35 (a)(b)	180,000	163,109
Zions Bancorp NA
4.70%, 08/18/28 (a)(b)	250,000	249,688
		121,840,791
Brokerage/Asset Managers/Exchanges 0.5%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	40,000	38,302
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	100,000	104,792
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	105,785
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,147
6.60%, 06/10/29 (a)	75,000	78,293
6.15%, 04/02/30 (a)	200,000	206,488
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	100,000	101,310
4.70%, 03/14/29 (a)	100,000	102,501
BlackRock, Inc.
3.20%, 03/15/27	100,000	99,366
3.25%, 04/30/29 (a)	100,000	98,158
2.40%, 04/30/30 (a)	150,000	140,571
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	80,000	80,145
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	80,000	80,575
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	199,378
4.85%, 03/29/29 (a)	175,000	178,220
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	149,499
Charles Schwab Corp.
3.20%, 03/02/27 (a)(c)	50,000	49,557
2.45%, 03/03/27 (a)(c)	200,000	196,420
3.30%, 04/01/27 (a)(c)	50,000	49,625
3.20%, 01/25/28 (a)(c)	90,000	88,779
2.00%, 03/20/28 (a)(c)	150,000	144,081
4.00%, 02/01/29 (a)(c)	75,000	75,288
5.64%, 05/19/29 (a)(b)(c)	150,000	155,830
3.25%, 05/22/29 (a)(c)	75,000	73,103
2.75%, 10/01/29 (a)(c)	50,000	47,700
6.20%, 11/17/29 (a)(b)(c)	175,000	185,748
4.63%, 03/22/30 (a)(c)	50,000	51,222
4.34%, 11/14/31 (a)(b)(c)	120,000	120,400
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	100,096
4.40%, 03/15/30 (a)	100,000	101,551
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	100,000	88,525
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	98,696
4.00%, 09/15/27 (a)	250,000	250,497
3.63%, 09/01/28 (a)	150,000	148,716
3.75%, 09/21/28 (a)	100,000	99,556
3.95%, 12/01/28 (a)	80,000	80,132

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 06/15/29 (a)	100,000	101,185
2.10%, 06/15/30 (a)	150,000	137,707
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	201,226
5.88%, 07/21/28 (a)	150,000	155,643
4.15%, 01/23/30	100,000	98,458
Lazard Group LLC
4.38%, 03/11/29 (a)	75,000	75,291
LPL Holdings, Inc.
4.90%, 04/03/28 (a)	75,000	76,097
6.75%, 11/17/28 (a)	100,000	106,766
5.20%, 03/15/30 (a)	100,000	102,533
5.15%, 06/15/30 (a)	70,000	71,610
Marex Group PLC
5.83%, 05/08/28 (a)	100,000	101,612
6.40%, 11/04/29 (a)	75,000	77,549
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	180,617
Nomura Holdings, Inc.
2.33%, 01/22/27	200,000	195,952
5.84%, 01/18/28	200,000	206,726
6.07%, 07/12/28	200,000	209,216
2.17%, 07/14/28	200,000	190,144
4.90%, 07/01/30	200,000	203,768
2.68%, 07/16/30	200,000	185,226
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	75,000	76,684
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	98,137
		6,901,199
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/27 (a)	250,000	257,220
3.65%, 07/21/27 (a)	200,000	198,488
4.63%, 10/15/27 (a)	150,000	151,188
4.88%, 04/01/28 (a)	250,000	254,222
5.75%, 06/06/28 (a)	150,000	155,536
3.00%, 10/29/28 (a)	500,000	484,260
5.10%, 01/19/29 (a)	150,000	153,808
4.63%, 09/10/29 (a)	150,000	151,875
6.15%, 09/30/30 (a)	150,000	161,269
6.95%, 03/10/55 (a)(b)	150,000	157,528
Air Lease Corp.
2.20%, 01/15/27 (a)	200,000	195,494
5.85%, 12/15/27 (a)	100,000	102,969
5.30%, 02/01/28 (a)	150,000	152,703
4.63%, 10/01/28 (a)	100,000	100,581
5.10%, 03/01/29 (a)	100,000	101,632
3.00%, 02/01/30 (a)	100,000	93,669
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	200,000	209,810
5.88%, 08/30/30 (a)(d)	50,000	50,719
ARES Capital Corp.
2.88%, 06/15/27 (a)	100,000	97,731
2.88%, 06/15/28 (a)	200,000	190,950
5.88%, 03/01/29 (a)	150,000	154,066
5.95%, 07/15/29 (a)	100,000	102,918
5.50%, 09/01/30 (a)	100,000	100,923
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	125,000	126,670
5.45%, 09/09/28 (a)(d)	80,000	80,418
4.85%, 01/15/29 (a)(d)	80,000	79,029
6.35%, 08/15/29 (a)	125,000	128,940
5.60%, 02/15/30 (a)	100,000	100,584
5.80%, 09/09/30 (a)(d)	70,000	70,820
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barings BDC, Inc.
5.20%, 09/15/28 (a)	40,000	39,854
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(d)	50,000	49,718
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	100,000	100,614
7.30%, 11/27/28 (a)	150,000	159,534
4.00%, 01/15/29 (a)	100,000	97,232
5.95%, 07/16/29 (a)	100,000	102,291
5.60%, 11/22/29 (a)	175,000	177,186
5.25%, 04/01/30 (a)	100,000	99,782
5.05%, 09/10/30 (a)	70,000	69,094
Blackstone Secured Lending Fund
2.13%, 02/15/27 (a)	100,000	96,995
5.35%, 04/13/28 (a)	75,000	75,791
2.85%, 09/30/28 (a)	100,000	94,562
5.30%, 06/30/30 (a)	70,000	70,237
Blue Owl Capital Corp.
2.63%, 01/15/27 (a)	50,000	48,731
3.13%, 04/13/27 (a)	50,000	48,775
2.88%, 06/11/28 (a)	100,000	94,389
5.95%, 03/15/29 (a)	150,000	152,023
6.20%, 07/15/30 (a)	70,000	71,473
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (a)	75,000	74,664
7.75%, 09/16/27 (a)	100,000	104,144
7.95%, 06/13/28 (a)	100,000	106,000
7.75%, 01/15/29 (a)	75,000	79,457
6.60%, 09/15/29 (a)	175,000	179,977
5.80%, 03/15/30 (a)	125,000	124,885
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	72,739
6.10%, 03/15/28 (a)(d)	100,000	100,334
6.75%, 04/04/29 (a)	100,000	101,858
Capital Southwest Corp.
5.95%, 09/18/30 (a)	50,000	50,344
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	50,000	51,424
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	75,000	77,473
6.00%, 10/02/30 (a)(d)	40,000	39,580
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	100,000	97,049
3.13%, 10/12/28 (a)	100,000	92,632
7.88%, 01/15/29 (a)	75,000	78,196
6.88%, 08/15/29 (a)	50,000	50,893
6.13%, 01/15/30 (a)	100,000	99,473
GATX Corp.
5.40%, 03/15/27 (a)	75,000	76,101
3.50%, 03/15/28 (a)	75,000	73,937
4.00%, 06/30/30 (a)	60,000	59,204
Goldman Sachs BDC, Inc.
5.65%, 09/09/30 (a)	50,000	50,530
Goldman Sachs Private Credit Corp.
5.38%, 01/31/29 (a)(d)	50,000	49,990
6.25%, 05/06/30 (a)(d)(e)	100,000	102,010
Golub Capital BDC, Inc.
2.05%, 02/15/27 (a)	100,000	96,673
7.05%, 12/05/28 (a)	100,000	105,182
6.00%, 07/15/29 (a)	75,000	76,498
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(d)	70,000	70,435
5.80%, 09/12/29 (a)	145,000	146,708

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	98,407
6.00%, 06/16/30 (a)	50,000	50,701
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	100,000	100,800
4.90%, 09/11/28 (a)(d)	80,000	79,462
6.75%, 01/30/29 (a)	100,000	104,315
6.25%, 09/30/29 (a)	75,000	77,316
5.85%, 06/05/30 (a)(d)	70,000	70,803
5.45%, 11/15/30 (a)(d)	70,000	69,677
Main Street Capital Corp.
6.50%, 06/04/27 (a)	75,000	76,635
5.40%, 08/15/28 (a)	50,000	50,138
6.95%, 03/01/29 (a)	75,000	78,008
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	99,834
6.00%, 05/19/30 (a)	50,000	51,191
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	100,000	100,601
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	50,928
6.88%, 02/01/29 (a)	50,000	51,012
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(d)	40,000	39,877
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	50,000	51,487
6.34%, 02/27/30 (a)	50,000	50,197
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	50,000	53,932
6.50%, 07/23/29 (a)	75,000	77,272
6.19%, 07/15/30 (a)(d)	50,000	50,458
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	200,000	207,886
5.75%, 01/15/30 (a)	100,000	101,296
6.13%, 07/15/30 (a)(d)	100,000	102,820
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (a)	75,000	77,056
5.63%, 08/15/30 (a)	40,000	40,530
		10,565,330
Financial Other 0.0%
ORIX Corp.
5.00%, 09/13/27	100,000	101,695
4.65%, 09/10/29	100,000	101,822
4.45%, 09/09/30	70,000	70,338
		273,855
Insurance 0.9%
ACE Capital Trust II
9.70%, 04/01/30	50,000	60,209
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	100,000	101,331
Aflac, Inc.
3.60%, 04/01/30 (a)	175,000	172,328
Allstate Corp.
5.05%, 06/24/29 (a)	50,000	51,703
American Financial Group, Inc.
5.25%, 04/02/30 (a)	50,000	52,476
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	102,538
3.40%, 06/30/30 (a)	40,000	38,598
5.75%, 04/01/48 (a)(b)	50,000	51,006
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American National Group, Inc.
5.00%, 06/15/27 (a)	100,000	100,711
5.75%, 10/01/29 (a)	75,000	77,691
Aon Corp.
8.21%, 01/01/27	100,000	104,163
3.75%, 05/02/29 (a)	125,000	123,520
2.80%, 05/15/30 (a)	100,000	94,357
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	98,273
Aon North America, Inc.
5.13%, 03/01/27 (a)	125,000	126,549
5.15%, 03/01/29 (a)	150,000	154,570
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	100,000	101,003
4.85%, 12/15/29 (a)	100,000	102,265
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	40,000	41,914
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	75,982
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	75,000	78,887
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	199,510
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(b)	100,000	96,517
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	99,676
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	100,000	98,342
1.85%, 03/12/30 (a)	100,000	92,075
1.45%, 10/15/30 (a)	90,000	80,194
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	125,000	122,514
5.63%, 05/15/30 (a)(e)	100,000	100,998
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	70,000	70,721
4.90%, 06/23/30 (a)	100,000	101,391
Centene Corp.
4.25%, 12/15/27 (a)	400,000	395,392
2.45%, 07/15/28 (a)	300,000	279,606
4.63%, 12/15/29 (a)	450,000	435,694
3.38%, 02/15/30 (a)	275,000	252,981
3.00%, 10/15/30 (a)	270,000	241,080
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	50,000	51,192
1.38%, 09/15/30 (a)	120,000	105,896
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	106,865
CNA Financial Corp.
3.90%, 05/01/29 (a)	100,000	99,101
2.05%, 08/15/30 (a)	60,000	54,082
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	100,000	101,916
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	175,000	173,696
3.85%, 04/05/29 (a)	150,000	147,855
6.88%, 12/15/52 (a)(b)	150,000	153,237
Elevance Health, Inc.
3.65%, 12/01/27 (a)	250,000	248,380
4.10%, 03/01/28 (a)	150,000	150,139
4.00%, 09/15/28 (a)	100,000	99,838
5.15%, 06/15/29 (a)	150,000	154,779
2.88%, 09/15/29 (a)	100,000	95,506

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/15/30 (a)	100,000	102,172
2.25%, 05/15/30 (a)	100,000	92,065
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	125,000	131,187
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	74,111
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	101,295
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	200,000	200,896
Essent Group Ltd.
6.25%, 07/01/29 (a)	75,000	78,505
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	104,948
6.50%, 06/04/29 (a)	75,000	78,250
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	101,283
4.63%, 04/29/30 (a)	75,000	75,406
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	50,000	50,272
3.40%, 06/15/30 (a)	80,000	76,349
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	96,958
Globe Life, Inc.
4.55%, 09/15/28 (a)	75,000	75,833
2.15%, 08/15/30 (a)	50,000	45,380
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	40,000	36,469
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	50,000	47,753
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	50,000	53,729
4.70%, 10/01/30 (a)	40,000	39,898
Humana, Inc.
1.35%, 02/03/27 (a)	150,000	145,263
3.95%, 03/15/27 (a)	150,000	149,620
5.75%, 12/01/28 (a)	75,000	78,097
3.70%, 03/23/29 (a)	100,000	98,171
3.13%, 08/15/29 (a)	50,000	48,048
4.88%, 04/01/30 (a)	75,000	76,129
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	101,167
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	44,705
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	99,571
3.05%, 01/15/30 (a)	100,000	95,483
Loews Corp.
3.20%, 05/15/30 (a)	75,000	71,901
Manulife Financial Corp.
4.06%, 02/24/32 (a)(b)	100,000	99,593
Markel Group, Inc.
3.50%, 11/01/27 (a)	75,000	74,145
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	125,000	126,499
4.38%, 03/15/29 (a)	250,000	252,990
4.65%, 03/15/30 (a)	100,000	102,125
2.25%, 11/15/30 (a)	90,000	82,219
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	99,922
MetLife, Inc.
4.55%, 03/23/30 (a)	100,000	102,268
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	100,040
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	51,964
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	75,000	73,646
4.50%, 10/01/50 (a)(b)	60,000	56,735
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	75,000	73,844
2.13%, 06/15/30 (a)	70,000	63,752
Progressive Corp.
2.45%, 01/15/27	100,000	98,475
2.50%, 03/15/27 (a)	100,000	98,320
4.00%, 03/01/29 (a)	100,000	100,325
3.20%, 03/26/30 (a)	100,000	96,675
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	100,000	92,934
4.50%, 09/15/47 (a)(b)	100,000	98,927
5.70%, 09/15/48 (a)(b)	150,000	151,861
3.70%, 10/01/50 (a)(b)	100,000	93,221
Prudential Funding Asia PLC
3.13%, 04/14/30	150,000	144,103
Radian Group, Inc.
4.88%, 03/15/27 (a)	150,000	150,496
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	75,000	74,275
3.15%, 06/15/30 (a)	70,000	66,443
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	75,000	73,608
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	75,000	78,889
UnitedHealth Group, Inc.
3.45%, 01/15/27	100,000	99,524
3.70%, 05/15/27 (a)	200,000	199,602
2.95%, 10/15/27	150,000	147,705
5.25%, 02/15/28 (a)	200,000	205,614
3.85%, 06/15/28	150,000	149,854
4.40%, 06/15/28 (a)	70,000	70,883
3.88%, 12/15/28	100,000	99,858
4.25%, 01/15/29 (a)	200,000	201,538
4.70%, 04/15/29 (a)	75,000	76,750
4.00%, 05/15/29 (a)	125,000	125,097
2.88%, 08/15/29	50,000	48,068
4.80%, 01/15/30 (a)	200,000	205,482
5.30%, 02/15/30 (a)	200,000	209,180
2.00%, 05/15/30	100,000	91,546
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	50,000	47,315
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	151,098
4.50%, 09/15/28 (a)	100,000	100,834
2.95%, 09/15/29 (a)	100,000	95,302
		14,093,705
REITs 0.7%
Agree LP
2.00%, 06/15/28 (a)	100,000	95,230
2.90%, 10/01/30 (a)	40,000	37,542
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	99,505
2.75%, 12/15/29 (a)	150,000	141,205
4.70%, 07/01/30 (a)	60,000	60,650

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	100,263
4.90%, 02/15/29 (a)	50,000	50,980
4.95%, 06/15/30 (a)	90,000	91,979
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	100,000	98,518
1.90%, 12/01/28 (a)	75,000	70,747
3.30%, 06/01/29 (a)	100,000	97,551
2.30%, 03/01/30 (a)	100,000	92,861
Boston Properties LP
6.75%, 12/01/27 (a)	100,000	104,733
4.50%, 12/01/28 (a)	150,000	150,747
3.40%, 06/21/29 (a)	100,000	96,641
2.90%, 03/15/30 (a)	100,000	93,777
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	75,000	74,785
2.25%, 04/01/28 (a)	50,000	47,941
4.13%, 05/15/29 (a)	100,000	99,500
4.05%, 07/01/30 (a)	100,000	98,757
Camden Property Trust
4.10%, 10/15/28 (a)	50,000	50,231
3.15%, 07/01/29 (a)	75,000	72,571
COPT Defense Properties LP
2.00%, 01/15/29 (a)	75,000	69,963
4.50%, 10/15/30 (a)	50,000	49,825
Cousins Properties LP
5.25%, 07/15/30 (a)	70,000	71,768
CubeSmart LP
2.25%, 12/15/28 (a)	100,000	94,714
4.38%, 02/15/29 (a)	75,000	75,343
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	198,798
5.55%, 01/15/28 (a)	150,000	154,413
4.45%, 07/15/28 (a)	100,000	100,852
DOC Dr. LLC
3.95%, 01/15/28 (a)	100,000	99,489
EPR Properties
4.75%, 12/15/26 (a)	100,000	100,250
4.50%, 06/01/27 (a)	100,000	100,078
3.75%, 08/15/29 (a)	50,000	48,435
4.75%, 11/15/30 (a)	70,000	69,805
ERP Operating LP
3.50%, 03/01/28 (a)	100,000	99,018
3.00%, 07/01/29 (a)	150,000	144,691
Essex Portfolio LP
1.70%, 03/01/28 (a)	100,000	94,878
4.00%, 03/01/29 (a)	75,000	74,619
3.00%, 01/15/30 (a)	100,000	95,176
Extra Space Storage LP
5.70%, 04/01/28 (a)	100,000	103,361
3.90%, 04/01/29 (a)	150,000	148,393
4.00%, 06/15/29 (a)	50,000	49,713
5.50%, 07/01/30 (a)	110,000	115,062
2.20%, 10/15/30 (a)	50,000	45,230
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	98,861
5.38%, 05/01/28 (a)	50,000	51,364
3.50%, 06/01/30 (a)	50,000	48,348
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	75,000	74,453
3.10%, 02/15/30 (a)	75,000	71,133
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	70,631
3.50%, 07/15/29 (a)	75,000	73,045
3.00%, 01/15/30 (a)	100,000	94,958
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Highwoods Realty LP
4.13%, 03/15/28 (a)	100,000	99,033
3.05%, 02/15/30 (a)	75,000	70,036
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	50,000	49,969
3.38%, 12/15/29 (a)	50,000	47,905
3.50%, 09/15/30 (a)	90,000	85,612
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	100,000	95,091
5.45%, 08/15/30 (a)	60,000	62,530
Kilroy Realty LP
4.75%, 12/15/28 (a)	75,000	75,341
4.25%, 08/15/29 (a)	50,000	49,144
3.05%, 02/15/30 (a)	75,000	69,607
Kimco Realty OP LLC
3.80%, 04/01/27 (a)	100,000	99,837
1.90%, 03/01/28 (a)	100,000	95,486
2.70%, 10/01/30 (a)	60,000	56,056
Kite Realty Group Trust
4.75%, 09/15/30 (a)	50,000	50,508
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	70,000	71,630
Lineage OP LP
5.25%, 07/15/30 (a)(d)	70,000	71,098
LXP Industrial Trust
2.70%, 09/15/30 (a)	50,000	46,003
Mid-America Apartments LP
3.60%, 06/01/27 (a)	150,000	149,347
3.95%, 03/15/29 (a)	100,000	99,672
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	99,064
4.30%, 10/15/28 (a)	100,000	100,626
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	150,522
4.75%, 01/15/28 (a)	50,000	50,432
3.63%, 10/01/29 (a)	75,000	72,417
5.20%, 07/01/30 (a)	80,000	81,578
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	75,000	79,750
3.15%, 08/15/30 (a)	40,000	36,676
Prologis LP
2.13%, 04/15/27 (a)	100,000	97,699
4.88%, 06/15/28 (a)	100,000	102,403
3.88%, 09/15/28 (a)	100,000	99,936
4.00%, 09/15/28 (a)	75,000	75,182
4.38%, 02/01/29 (a)	75,000	75,772
2.25%, 04/15/30 (a)	125,000	116,062
1.75%, 07/01/30 (a)	40,000	36,024
1.25%, 10/15/30 (a)	90,000	78,901
Public Storage Operating Co.
1.85%, 05/01/28 (a)	100,000	95,391
1.95%, 11/09/28 (a)	75,000	71,056
5.13%, 01/15/29 (a)	100,000	103,468
4.38%, 07/01/30 (a)	60,000	60,709
Realty Income Corp.
3.00%, 01/15/27 (a)	150,000	148,416
3.95%, 08/15/27 (a)	150,000	150,021
3.65%, 01/15/28 (a)	100,000	99,449
2.10%, 03/15/28 (a)	75,000	71,940
3.95%, 02/01/29 (a)	50,000	49,855
4.75%, 02/15/29 (a)	75,000	76,594
3.25%, 06/15/29 (a)	75,000	72,999
4.00%, 07/15/29 (a)	75,000	74,837
3.10%, 12/15/29 (a)	50,000	48,147

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 01/15/30 (a)	100,000	97,397
4.85%, 03/15/30 (a)	100,000	102,940
Regency Centers LP
3.60%, 02/01/27 (a)	100,000	99,475
2.95%, 09/15/29 (a)	75,000	71,956
3.70%, 06/15/30 (a)	80,000	78,538
Sabra Health Care LP
3.90%, 10/15/29 (a)	75,000	73,374
Simon Property Group LP
1.38%, 01/15/27 (a)	150,000	145,770
3.38%, 06/15/27 (a)	100,000	99,291
3.38%, 12/01/27 (a)	100,000	99,024
1.75%, 02/01/28 (a)	50,000	47,815
2.45%, 09/13/29 (a)	150,000	141,828
2.65%, 07/15/30 (a)	90,000	84,511
4.38%, 10/01/30 (a)	100,000	100,860
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	50,135
4.63%, 03/15/29 (a)	75,000	74,788
5.40%, 04/30/30 (a)(d)	50,000	51,079
2.75%, 11/18/30 (a)	40,000	36,540
Sun Communities Operating LP
2.30%, 11/01/28 (a)	50,000	47,554
UDR, Inc.
3.50%, 07/01/27 (a)	150,000	148,557
4.40%, 01/26/29 (a)	50,000	50,410
3.20%, 01/15/30 (a)	100,000	96,146
Ventas Realty LP
4.00%, 03/01/28 (a)	100,000	99,788
4.40%, 01/15/29 (a)	100,000	100,570
3.00%, 01/15/30 (a)	100,000	95,280
4.75%, 11/15/30 (a)	70,000	71,179
Welltower OP LLC
2.70%, 02/15/27 (a)	100,000	98,626
4.25%, 04/15/28 (a)	102,000	102,804
2.05%, 01/15/29 (a)	75,000	70,691
4.13%, 03/15/29 (a)	75,000	75,203
3.10%, 01/15/30 (a)	100,000	96,212
4.50%, 07/01/30 (a)	130,000	131,787
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	98,796
4.65%, 07/15/30 (a)	50,000	50,533
		11,522,669
		165,197,549

Industrial 12.5%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	80,000	80,857
4.60%, 02/08/29 (a)	100,000	102,027
2.05%, 05/15/30 (a)	150,000	138,099
Albemarle Corp.
4.65%, 06/01/27 (a)	150,000	150,484
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	194,526
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	208,262
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	175,000	177,973
5.10%, 09/08/28 (a)	150,000	154,609
5.00%, 02/21/30 (a)	100,000	103,413
5.25%, 09/08/30 (a)	120,000	125,426
Cabot Corp.
4.00%, 07/01/29 (a)	75,000	74,414
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	197,642
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	101,444
7.38%, 11/01/29	54,000	59,881
2.10%, 11/15/30 (a)	100,000	88,667
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)(d)	151,000	153,028
Eastman Chemical Co.
5.00%, 08/01/29 (a)	50,000	51,042
Ecolab, Inc.
3.25%, 12/01/27 (a)	150,000	148,492
4.80%, 03/24/30 (a)	100,000	102,916
EIDP, Inc.
2.30%, 07/15/30 (a)	60,000	55,658
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	100,000	100,179
4.13%, 03/01/28 (a)	100,000	99,824
5.25%, 09/01/29 (a)	100,000	101,679
4.25%, 03/01/30 (a)	100,000	99,602
4.63%, 08/01/30 (a)	80,000	80,522
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	85,090
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	75,452
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	100,606
Linde, Inc.
1.10%, 08/10/30 (a)	80,000	70,226
LYB International Finance III LLC
2.25%, 10/01/30 (a)	60,000	53,558
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	150,019
5.38%, 11/15/28 (a)	50,000	51,681
4.35%, 01/15/29 (a)	70,000	70,264
4.60%, 11/15/30 (a)	50,000	50,205
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	60,000	57,890
Nucor Corp.
4.30%, 05/23/27 (a)	100,000	100,537
3.95%, 05/01/28 (a)	100,000	100,101
2.70%, 06/01/30 (a)	60,000	56,462
4.65%, 06/01/30 (a)	70,000	71,534
Nutrien Ltd.
4.50%, 03/12/27	100,000	100,645
4.90%, 03/27/28 (a)	125,000	127,290
4.20%, 04/01/29 (a)	175,000	175,052
2.95%, 05/13/30 (a)	100,000	94,775
Packaging Corp. of America
3.00%, 12/15/29 (a)	150,000	143,838
PPG Industries, Inc.
2.80%, 08/15/29 (a)	50,000	47,733
2.55%, 06/15/30 (a)	40,000	37,307
Reliance, Inc.
2.15%, 08/15/30 (a)	60,000	54,428
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	161,964
Rio Tinto Finance USA PLC
4.38%, 03/12/27	100,000	100,718
4.50%, 03/14/28 (a)	100,000	101,254
4.88%, 03/14/30 (a)	200,000	205,904
Rohm & Haas Co.
7.85%, 07/15/29	100,000	111,761

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RPM International, Inc.
3.75%, 03/15/27 (a)	100,000	99,524
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	300,000	297,471
4.55%, 03/01/28 (a)	50,000	50,541
4.30%, 08/15/28 (a)	70,000	70,489
2.95%, 08/15/29 (a)	50,000	47,978
2.30%, 05/15/30 (a)	100,000	92,410
4.50%, 08/15/30 (a)	70,000	70,754
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	100,000	95,724
4.00%, 12/15/28 (a)	90,000	89,815
3.45%, 04/15/30 (a)	75,000	72,548
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	206,134
5.00%, 01/15/30 (a)	200,000	200,870
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	190,000	183,377
Westlake Corp.
3.38%, 06/15/30 (a)	40,000	38,152
WestRock MWV LLC
8.20%, 01/15/30	100,000	114,467
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	100,000	99,219
4.00%, 04/15/30 (a)	100,000	98,919
WRKCo, Inc.
4.00%, 03/15/28 (a)	100,000	99,911
3.90%, 06/01/28 (a)	100,000	99,439
		7,634,702
Capital Goods 1.4%
3M Co.
2.88%, 10/15/27 (a)	200,000	196,464
3.38%, 03/01/29 (a)	100,000	98,152
2.38%, 08/26/29 (a)	125,000	117,901
4.80%, 03/15/30 (a)	100,000	102,643
3.05%, 04/15/30 (a)	75,000	71,871
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	50,000	50,300
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	76,016
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	99,033
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	100,607
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	100,000	101,456
5.10%, 03/17/30 (a)	100,000	102,719
2.63%, 06/19/30 (a)	60,000	55,750
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	75,000	77,675
Amphenol Corp.
3.80%, 11/15/27	100,000	99,947
4.38%, 06/12/28 (a)	100,000	101,064
3.90%, 11/15/28 (a)	100,000	100,062
5.05%, 04/05/29 (a)	75,000	77,357
4.35%, 06/01/29 (a)	75,000	75,901
2.80%, 02/15/30 (a)	100,000	95,126
4.13%, 11/15/30 (a)	140,000	139,784
Amrize Finance U.S. LLC
4.95%, 04/07/30 (a)(d)	275,000	282,458
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	76,586
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berry Global, Inc.
1.65%, 01/15/27 (a)	100,000	97,093
5.50%, 04/15/28 (a)	100,000	102,932
Boeing Co.
2.70%, 02/01/27 (a)	200,000	196,654
6.26%, 05/01/27 (a)	150,000	154,116
3.25%, 02/01/28 (a)	150,000	147,351
3.25%, 03/01/28 (a)	100,000	97,979
3.20%, 03/01/29 (a)	150,000	145,158
6.30%, 05/01/29 (a)	350,000	372,344
5.15%, 05/01/30 (a)	600,000	618,702
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	99,509
2.75%, 03/01/30 (a)	100,000	94,462
Carrier Global Corp.
2.49%, 02/15/27 (a)	125,000	122,769
2.72%, 02/15/30 (a)	250,000	235,490
Caterpillar Financial Services Corp.
5.00%, 05/14/27	200,000	203,450
3.60%, 08/12/27	200,000	199,594
1.10%, 09/14/27	200,000	191,102
4.40%, 10/15/27	50,000	50,599
4.60%, 11/15/27	100,000	101,637
4.10%, 08/15/28	100,000	100,742
3.95%, 11/14/28	140,000	140,383
4.85%, 02/27/29	150,000	154,509
4.38%, 08/16/29	50,000	50,844
4.70%, 11/15/29	150,000	154,318
4.80%, 01/08/30	100,000	103,760
Caterpillar, Inc.
2.60%, 04/09/30 (a)	100,000	94,779
CNH Industrial Capital LLC
4.75%, 03/21/28 (a)	100,000	101,364
4.55%, 04/10/28 (a)	150,000	151,323
5.10%, 04/20/29 (a)	100,000	102,587
4.50%, 10/16/30 (a)	70,000	70,219
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,667
CRH SMW Finance DAC
5.13%, 01/09/30 (a)	200,000	206,356
Deere & Co.
5.38%, 10/16/29	75,000	79,179
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	70,000	70,087
Dover Corp.
2.95%, 11/04/29 (a)	75,000	71,862
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	202,492
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	98,861
Emerson Electric Co.
1.80%, 10/15/27 (a)	100,000	96,544
1.95%, 10/15/30 (a)	60,000	54,621
Flowserve Corp.
3.50%, 10/01/30 (a)	70,000	66,923
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	96,385
General Dynamics Corp.
3.50%, 04/01/27 (a)	100,000	99,759
2.63%, 11/15/27 (a)	150,000	146,939
3.75%, 05/15/28 (a)	100,000	100,171
General Electric Co.
4.30%, 07/29/30 (a)	130,000	131,525
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	103,119

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hexcel Corp.
4.20%, 02/15/27 (a)	150,000	149,412
Honeywell International, Inc.
1.10%, 03/01/27 (a)	100,000	96,689
4.65%, 07/30/27 (a)	100,000	101,274
4.95%, 02/15/28 (a)	100,000	102,351
4.25%, 01/15/29 (a)	100,000	100,946
2.70%, 08/15/29 (a)	50,000	47,837
4.88%, 09/01/29 (a)	100,000	103,158
4.70%, 02/01/30 (a)	150,000	153,640
1.95%, 06/01/30 (a)	120,000	109,637
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,434
6.75%, 01/15/28	50,000	52,842
3.00%, 01/15/29 (a)	100,000	97,072
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	150,000	148,139
2.04%, 08/16/28 (a)	100,000	94,566
5.35%, 01/15/30 (a)	100,000	103,625
4.20%, 05/01/30 (a)	100,000	99,161
IDEX Corp.
4.95%, 09/01/29 (a)	50,000	51,225
3.00%, 05/01/30 (a)	100,000	94,882
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	100,000	103,504
5.18%, 06/15/29 (a)	100,000	103,666
John Deere Capital Corp.
4.50%, 01/08/27	200,000	201,604
1.70%, 01/11/27	100,000	97,779
1.75%, 03/09/27	100,000	97,465
4.20%, 07/15/27	100,000	100,684
4.15%, 09/15/27	200,000	201,386
4.65%, 01/07/28	100,000	101,755
4.75%, 01/20/28	200,000	204,018
4.90%, 03/03/28	125,000	128,039
1.50%, 03/06/28	175,000	166,327
4.25%, 06/05/28	90,000	91,006
4.95%, 07/14/28	250,000	257,005
4.50%, 01/16/29	200,000	203,508
3.45%, 03/07/29	150,000	148,256
4.85%, 06/11/29	150,000	154,624
2.45%, 01/09/30	100,000	94,599
4.55%, 06/05/30	100,000	101,981
4.70%, 06/10/30	130,000	133,788
4.38%, 10/15/30	80,000	81,112
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	100,000	104,356
1.75%, 09/15/30 (a)	70,000	62,648
Kennametal, Inc.
4.63%, 06/15/28 (a)	75,000	75,559
L3Harris Technologies, Inc.
5.40%, 01/15/27	200,000	203,028
4.40%, 06/15/28 (a)	200,000	201,524
5.05%, 06/01/29 (a)	100,000	103,002
2.90%, 12/15/29 (a)	100,000	95,283
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	100,000	98,380
Lennox International, Inc.
5.50%, 09/15/28 (a)	100,000	103,585
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	153,534
4.15%, 08/15/28 (a)	70,000	70,493
4.50%, 02/15/29 (a)	100,000	101,707
1.85%, 06/15/30 (a)	50,000	45,474
4.40%, 08/15/30 (a)	100,000	101,381
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	99,077
2.50%, 03/15/30 (a)	100,000	93,303
Masco Corp.
1.50%, 02/15/28 (a)	100,000	94,373
2.00%, 10/01/30 (a)	40,000	35,918
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	104,389
3.63%, 05/15/30 (a)	100,000	97,057
Nordson Corp.
5.60%, 09/15/28 (a)	75,000	77,707
4.50%, 12/15/29 (a)	75,000	75,461
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	99,175
3.25%, 01/15/28 (a)	250,000	246,402
4.60%, 02/01/29 (a)	75,000	76,398
4.40%, 05/01/30 (a)	100,000	101,165
4.65%, 07/15/30 (a)	70,000	71,450
nVent Finance SARL
4.55%, 04/15/28 (a)	100,000	100,679
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	100,890
Otis Worldwide Corp.
5.25%, 08/16/28 (a)	150,000	154,809
2.57%, 02/15/30 (a)	200,000	187,386
Owens Corning
3.95%, 08/15/29 (a)	50,000	49,660
3.50%, 02/15/30 (a)	75,000	72,755
3.88%, 06/01/30 (a)	40,000	39,308
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	150,000	148,906
4.25%, 09/15/27 (a)	200,000	201,432
3.25%, 06/14/29 (a)	150,000	146,466
4.50%, 09/15/29 (a)	100,000	101,700
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	75,617
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	100,000	103,551
6.30%, 02/15/30 (a)	150,000	159,435
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	148,835
3.95%, 05/15/28 (a)	100,000	100,242
4.88%, 04/01/29 (a)	100,000	102,754
2.30%, 03/01/30 (a)	100,000	93,158
4.75%, 07/15/30 (a)	70,000	71,940
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	75,000	73,905
RTX Corp.
3.50%, 03/15/27 (a)	150,000	149,167
3.13%, 05/04/27 (a)	150,000	148,248
4.13%, 11/16/28 (a)	410,000	411,435
5.75%, 01/15/29 (a)	75,000	78,776
7.50%, 09/15/29	100,000	111,815
2.25%, 07/01/30 (a)	120,000	110,729
Snap-on, Inc.
3.25%, 03/01/27 (a)	100,000	99,141
Sonoco Products Co.
4.60%, 09/01/29 (a)	100,000	100,927
3.13%, 05/01/30 (a)	100,000	94,848
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	103,751
2.30%, 03/15/30 (a)	100,000	91,414

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Textron, Inc.
3.65%, 03/15/27 (a)	100,000	99,410
3.90%, 09/17/29 (a)	50,000	49,363
3.00%, 06/01/30 (a)	80,000	75,964
Timken Co.
4.50%, 12/15/28 (a)	75,000	75,497
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	99,358
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	98,961
Veralto Corp.
5.35%, 09/18/28 (a)	150,000	154,939
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	95,590
Vulcan Materials Co.
4.95%, 12/01/29 (a)	100,000	102,885
3.50%, 06/01/30 (a)	90,000	87,449
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	75,650
2.60%, 02/01/30 (a)	75,000	70,893
Waste Management, Inc.
3.88%, 01/15/29 (a)	350,000	349,415
2.00%, 06/01/29 (a)	200,000	187,464
4.63%, 02/15/30 (a)	100,000	102,157
4.65%, 03/15/30 (a)	100,000	102,350
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	200,000	202,486
4.90%, 05/29/30 (a)	40,000	41,017
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	96,061
		21,752,544
Communications 1.2%
America Movil SAB de CV
2.88%, 05/07/30 (a)	200,000	188,970
American Tower Corp.
2.75%, 01/15/27 (a)	200,000	197,164
3.13%, 01/15/27 (a)	100,000	98,964
3.65%, 03/15/27 (a)	100,000	99,388
3.60%, 01/15/28 (a)	100,000	99,013
5.25%, 07/15/28 (a)	100,000	102,779
5.80%, 11/15/28 (a)	100,000	104,479
5.20%, 02/15/29 (a)	100,000	102,937
3.95%, 03/15/29 (a)	100,000	99,207
3.80%, 08/15/29 (a)	200,000	197,086
2.90%, 01/15/30 (a)	100,000	94,723
5.00%, 01/31/30 (a)	100,000	102,500
4.90%, 03/15/30 (a)	100,000	102,375
2.10%, 06/15/30 (a)	90,000	81,833
1.88%, 10/15/30 (a)	200,000	178,526
AppLovin Corp.
5.13%, 12/01/29 (a)	125,000	128,005
AT&T, Inc.
4.25%, 03/01/27 (a)	200,000	200,468
2.30%, 06/01/27 (a)	400,000	389,996
1.65%, 02/01/28 (a)	300,000	285,333
4.10%, 02/15/28 (a)	250,000	250,160
4.35%, 03/01/29 (a)	475,000	477,897
4.30%, 02/15/30 (a)	400,000	402,356
4.70%, 08/15/30 (a)	130,000	132,556
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	150,000	147,728
4.20%, 03/15/28 (a)	175,000	174,085
2.25%, 01/15/29 (a)	200,000	186,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 03/30/29 (a)	225,000	227,286
6.10%, 06/01/29 (a)	200,000	208,752
Comcast Corp.
2.35%, 01/15/27 (a)	200,000	196,546
3.30%, 02/01/27 (a)	200,000	198,454
3.30%, 04/01/27 (a)	75,000	74,366
3.15%, 02/15/28 (a)	150,000	147,389
3.55%, 05/01/28 (a)	100,000	99,155
4.15%, 10/15/28 (a)	400,000	402,192
4.55%, 01/15/29 (a)	100,000	101,453
2.65%, 02/01/30 (a)	300,000	282,909
3.40%, 04/01/30 (a)	200,000	194,002
4.25%, 10/15/30 (a)	210,000	210,477
Crown Castle, Inc.
2.90%, 03/15/27 (a)	150,000	147,473
3.65%, 09/01/27 (a)	150,000	148,650
5.00%, 01/11/28 (a)	150,000	152,310
3.80%, 02/15/28 (a)	100,000	99,012
4.80%, 09/01/28 (a)	100,000	101,376
4.30%, 02/15/29 (a)	75,000	74,888
5.60%, 06/01/29 (a)	100,000	103,959
4.90%, 09/01/29 (a)	200,000	203,288
3.30%, 07/01/30 (a)	90,000	85,545
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	465,000	546,780
Fox Corp.
4.71%, 01/25/29 (a)	300,000	304,569
3.50%, 04/08/30 (a)	75,000	73,072
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	100,138
4.75%, 03/30/30 (a)	100,000	101,096
Koninklijke KPN NV
8.38%, 10/01/30	100,000	117,429
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	355,000	353,970
4.60%, 05/15/28 (a)	275,000	280,497
4.30%, 08/15/29 (a)	100,000	101,544
4.80%, 05/15/30 (a)	100,000	103,345
4.20%, 11/15/30 (a)	550,000	553,938
Netflix, Inc.
4.88%, 04/15/28	250,000	255,587
5.88%, 11/15/28	300,000	316,470
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	92,620
4.20%, 06/01/30 (a)	80,000	79,511
Paramount Global
2.90%, 01/15/27 (a)	200,000	196,584
3.70%, 06/01/28 (a)	100,000	98,272
7.88%, 07/30/30	130,000	144,117
Rogers Communications, Inc.
3.20%, 03/15/27 (a)	200,000	197,458
5.00%, 02/15/29 (a)	200,000	204,030
Sprint Capital Corp.
6.88%, 11/15/28	400,000	431,048
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	200,000	199,012
4.95%, 03/28/28 (a)	100,000	101,882
TCI Communications, Inc.
7.13%, 02/15/28	75,000	80,054
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	249,725
Telefonica Europe BV
8.25%, 09/15/30	190,000	218,931

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	98,406
3.70%, 09/15/27 (a)	100,000	99,294
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	500,000	497,800
2.05%, 02/15/28 (a)	250,000	239,585
4.95%, 03/15/28 (a)	150,000	152,891
4.80%, 07/15/28 (a)	150,000	152,733
4.85%, 01/15/29 (a)	150,000	153,478
2.63%, 02/15/29 (a)	150,000	143,178
2.40%, 03/15/29 (a)	75,000	71,061
3.38%, 04/15/29 (a)	300,000	292,653
4.20%, 10/01/29 (a)	100,000	100,347
3.88%, 04/15/30 (a)	900,000	887,085
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	150,000	148,328
Verizon Communications, Inc.
4.13%, 03/16/27	300,000	300,711
2.10%, 03/22/28 (a)	350,000	335,772
4.33%, 09/21/28	400,000	403,384
4.02%, 12/03/29 (a)	400,000	397,324
3.15%, 03/22/30 (a)	200,000	191,974
1.50%, 09/18/30 (a)	120,000	105,770
1.68%, 10/30/30 (a)	200,000	177,378
Vodafone Group PLC
7.88%, 02/15/30	100,000	114,532
Walt Disney Co.
2.20%, 01/13/28	100,000	96,893
2.00%, 09/01/29 (a)	300,000	280,329
3.80%, 03/22/30	200,000	198,784
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	190,580
		19,416,099
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	400,000	396,272
Amazon.com, Inc.
3.30%, 04/13/27 (a)	350,000	348,148
1.20%, 06/03/27 (a)	100,000	96,412
3.15%, 08/22/27 (a)	525,000	520,632
4.55%, 12/01/27 (a)	300,000	304,755
1.65%, 05/12/28 (a)	350,000	333,382
3.90%, 11/20/28 (a)	340,000	341,382
3.45%, 04/13/29 (a)	200,000	197,850
4.65%, 12/01/29 (a)	200,000	205,588
1.50%, 06/03/30 (a)	230,000	207,655
4.10%, 11/20/30 (a)	340,000	341,926
American Honda Finance Corp.
2.35%, 01/08/27	150,000	147,284
4.90%, 03/12/27	98,000	99,049
4.55%, 07/09/27	120,000	121,103
4.45%, 10/22/27	100,000	100,877
4.70%, 01/12/28	100,000	101,375
4.55%, 03/03/28	100,000	101,179
2.00%, 03/24/28	100,000	95,577
5.13%, 07/07/28	150,000	153,964
4.25%, 09/01/28	90,000	90,458
5.65%, 11/15/28	150,000	156,684
2.25%, 01/12/29	100,000	94,594
4.90%, 03/13/29	125,000	128,104
4.40%, 09/05/29	100,000	101,058
4.80%, 03/05/30	100,000	102,295
4.60%, 04/17/30	200,000	202,834
4.50%, 09/04/30	90,000	90,544
5.85%, 10/04/30	70,000	74,602
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AutoNation, Inc.
1.95%, 08/01/28 (a)	50,000	47,073
4.45%, 01/15/29 (a)	80,000	80,234
4.75%, 06/01/30 (a)	60,000	60,669
AutoZone, Inc.
3.75%, 06/01/27 (a)	200,000	199,198
4.50%, 02/01/28 (a)	100,000	101,165
6.25%, 11/01/28 (a)	100,000	106,047
5.10%, 07/15/29 (a)	100,000	103,169
5.13%, 06/15/30 (a)	70,000	72,507
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	75,824
1.95%, 10/01/30 (a)	80,000	71,764
Block Financial LLC
2.50%, 07/15/28 (a)	75,000	71,481
3.88%, 08/15/30 (a)	80,000	77,506
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	195,868
4.95%, 08/15/29 (a)	50,000	51,202
CBRE Services, Inc.
4.80%, 06/15/30 (a)	80,000	81,523
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	50,000	48,362
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	99,251
1.38%, 06/20/27 (a)	250,000	241,705
1.60%, 04/20/30 (a)	200,000	181,710
Cummins, Inc.
4.90%, 02/20/29 (a)	100,000	103,066
1.50%, 09/01/30 (a)	100,000	89,459
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	150,000	149,498
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(d)	50,000	49,137
Dollar General Corp.
4.63%, 11/01/27 (a)	100,000	100,860
4.13%, 05/01/28 (a)	100,000	100,019
3.50%, 04/03/30 (a)	150,000	145,110
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	200,000	199,916
DR Horton, Inc.
4.85%, 10/15/30 (a)	70,000	71,796
eBay, Inc.
3.60%, 06/05/27 (a)	150,000	149,049
4.25%, 03/06/29 (a)	80,000	80,372
2.70%, 03/11/30 (a)	100,000	94,073
Expedia Group, Inc.
4.63%, 08/01/27 (a)	150,000	151,053
3.80%, 02/15/28 (a)	150,000	149,103
3.25%, 02/15/30 (a)	100,000	96,112
Ford Motor Co.
4.35%, 12/08/26 (a)	250,000	249,365
Ford Motor Credit Co. LLC
4.27%, 01/09/27 (a)	200,000	199,060
5.80%, 03/05/27 (a)	200,000	202,496
5.85%, 05/17/27 (a)	200,000	202,862
4.95%, 05/28/27 (a)	250,000	250,637
7.35%, 11/04/27 (a)	250,000	261,115
5.92%, 03/20/28 (a)	200,000	204,560
6.80%, 05/12/28 (a)	250,000	260,642
6.80%, 11/07/28 (a)	200,000	209,476
2.90%, 02/10/29 (a)	200,000	187,170
5.80%, 03/08/29 (a)	200,000	204,020
5.11%, 05/03/29 (a)	200,000	199,774
5.88%, 11/07/29 (a)	200,000	204,828

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.35%, 03/06/30 (a)	200,000	214,820
7.20%, 06/10/30 (a)	200,000	214,804
5.73%, 09/05/30 (a)	400,000	407,168
General Motors Co.
6.80%, 10/01/27 (a)	200,000	208,240
5.35%, 04/15/28 (a)	100,000	102,570
5.00%, 10/01/28 (a)	100,000	101,931
5.40%, 10/15/29 (a)	100,000	103,741
5.63%, 04/15/30 (a)	100,000	104,459
General Motors Financial Co., Inc.
4.35%, 01/17/27 (a)	150,000	150,258
2.35%, 02/26/27 (a)	250,000	244,502
5.00%, 04/09/27 (a)	200,000	202,090
2.70%, 08/20/27 (a)	200,000	195,138
6.00%, 01/09/28 (a)	150,000	155,416
5.05%, 04/04/28	150,000	152,760
2.40%, 04/10/28 (a)	200,000	192,028
5.80%, 06/23/28 (a)	200,000	207,354
2.40%, 10/15/28 (a)	200,000	190,680
4.20%, 10/27/28	140,000	140,137
5.80%, 01/07/29 (a)	250,000	260,765
4.30%, 04/06/29 (a)	150,000	149,802
5.55%, 07/15/29 (a)	250,000	259,337
4.90%, 10/06/29 (a)	150,000	152,587
5.35%, 01/07/30 (a)	200,000	206,596
5.85%, 04/06/30 (a)	150,000	158,025
3.60%, 06/21/30 (a)	130,000	125,220
5.45%, 07/15/30 (a)	130,000	135,320
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,416
4.95%, 08/15/29 (a)	100,000	101,577
1.88%, 11/01/30 (a)	60,000	52,712
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	50,000	51,395
5.30%, 01/15/29 (a)	100,000	102,018
4.00%, 01/15/30 (a)	100,000	97,042
Home Depot, Inc.
2.50%, 04/15/27 (a)	200,000	196,636
4.88%, 06/25/27 (a)	150,000	152,545
2.80%, 09/14/27 (a)	200,000	196,748
0.90%, 03/15/28 (a)	100,000	94,081
1.50%, 09/15/28 (a)	150,000	141,080
3.75%, 09/15/28 (a)	70,000	70,007
3.90%, 12/06/28 (a)	150,000	150,490
2.95%, 06/15/29 (a)	350,000	339,181
4.75%, 06/25/29 (a)	200,000	205,282
2.70%, 04/15/30 (a)	150,000	142,212
3.95%, 09/15/30 (a)	70,000	69,826
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	250,000	245,442
4.69%, 07/08/30 (a)	170,000	172,341
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	100,000	101,831
4.38%, 09/15/28 (a)	100,000	100,416
5.75%, 04/23/30 (a)(g)	75,000	78,489
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	195,356
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	75,000	80,344
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	100,000	101,914
5.63%, 06/15/28 (a)	150,000	153,514
3.90%, 08/08/29 (a)	50,000	48,732
6.00%, 08/15/29 (a)	50,000	52,322
6.00%, 06/14/30 (a)	150,000	157,492
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lear Corp.
3.80%, 09/15/27 (a)	150,000	149,063
Lennar Corp.
5.00%, 06/15/27 (a)	100,000	100,807
4.75%, 11/29/27 (a)	150,000	151,254
5.20%, 07/30/30 (a)	75,000	77,480
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	103,429
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	100,000	99,188
3.10%, 05/03/27 (a)	300,000	296,289
3.95%, 10/15/27	90,000	90,004
1.30%, 04/15/28 (a)	200,000	188,036
1.70%, 09/15/28 (a)	150,000	140,975
4.00%, 10/15/28 (a)	100,000	100,025
6.50%, 03/15/29	100,000	107,480
3.65%, 04/05/29 (a)	200,000	197,178
1.70%, 10/15/30 (a)	300,000	266,589
Magna International, Inc.
5.05%, 03/14/29 (a)	75,000	77,114
2.45%, 06/15/30 (a)	90,000	83,350
Marriott International, Inc.
4.20%, 07/15/27	50,000	50,182
5.00%, 10/15/27 (a)	150,000	152,709
4.00%, 04/15/28 (a)	100,000	100,039
5.55%, 10/15/28 (a)	100,000	104,065
4.88%, 05/15/29 (a)	150,000	153,376
4.80%, 03/15/30 (a)	100,000	102,294
4.63%, 06/15/30 (a)	130,000	132,059
McDonald's Corp.
3.50%, 03/01/27 (a)	200,000	198,936
3.80%, 04/01/28 (a)	200,000	199,636
4.80%, 08/14/28 (a)	200,000	204,318
2.63%, 09/01/29 (a)	100,000	95,334
2.13%, 03/01/30 (a)	100,000	92,498
4.60%, 05/15/30 (a)	100,000	102,030
3.60%, 07/01/30 (a)	130,000	127,764
NIKE, Inc.
2.75%, 03/27/27 (a)	150,000	148,092
2.85%, 03/27/30 (a)	200,000	191,260
NVR, Inc.
3.00%, 05/15/30 (a)	100,000	95,220
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	100,000	99,327
4.35%, 06/01/28 (a)	100,000	100,866
3.90%, 06/01/29 (a)	75,000	74,351
4.20%, 04/01/30 (a)	75,000	74,951
PACCAR Financial Corp.
2.00%, 02/04/27	200,000	195,880
4.25%, 06/23/27	50,000	50,408
4.45%, 08/06/27	50,000	50,608
4.60%, 01/10/28	100,000	101,753
4.00%, 08/08/28	50,000	50,309
4.95%, 08/10/28	100,000	102,894
4.00%, 11/07/28	50,000	50,272
4.60%, 01/31/29	150,000	153,373
PVH Corp.
5.50%, 06/13/30 (a)	70,000	71,546
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	90,000	85,647
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	100,000	98,711
Sands China Ltd.
2.30%, 03/08/27 (a)(g)	200,000	194,666
5.40%, 08/08/28 (a)(g)	300,000	304,905
4.38%, 06/18/30 (a)(g)	200,000	195,828

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	75,000	72,616
Starbucks Corp.
2.00%, 03/12/27 (a)	100,000	97,520
3.50%, 03/01/28 (a)	100,000	99,023
4.50%, 05/15/28 (a)	100,000	101,060
4.00%, 11/15/28 (a)	150,000	150,044
3.55%, 08/15/29 (a)	50,000	49,205
2.25%, 03/12/30 (a)	100,000	92,449
4.80%, 05/15/30 (a)	100,000	102,355
2.55%, 11/15/30 (a)	160,000	148,149
Tapestry, Inc.
4.13%, 07/15/27 (a)	75,000	74,936
5.10%, 03/11/30 (a)	100,000	102,771
Target Corp.
4.35%, 06/15/28 (a)	70,000	70,804
3.38%, 04/15/29 (a)	200,000	196,568
2.35%, 02/15/30 (a)	250,000	234,330
2.65%, 09/15/30 (a)	60,000	56,384
TJX Cos., Inc.
1.15%, 05/15/28 (a)	100,000	93,777
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,682
Toyota Motor Corp.
3.67%, 07/20/28	150,000	149,729
2.76%, 07/02/29	100,000	95,995
4.45%, 06/30/30 (a)	200,000	203,150
Toyota Motor Credit Corp.
4.60%, 01/08/27	100,000	100,924
3.20%, 01/11/27	200,000	198,602
1.90%, 01/13/27	50,000	48,954
5.00%, 03/19/27	150,000	152,229
3.05%, 03/22/27	300,000	296,997
4.55%, 09/20/27	200,000	202,476
4.35%, 10/08/27	100,000	100,950
5.45%, 11/10/27	150,000	154,462
3.05%, 01/11/28	100,000	98,406
4.63%, 01/12/28	200,000	203,108
4.05%, 09/05/28	110,000	110,491
5.25%, 09/11/28	200,000	207,322
4.65%, 01/05/29	150,000	153,121
3.65%, 01/08/29	100,000	99,095
5.05%, 05/16/29	150,000	155,110
4.45%, 06/29/29	150,000	152,262
4.55%, 08/09/29	100,000	101,936
4.95%, 01/09/30	100,000	103,285
4.80%, 05/15/30	100,000	102,771
5.55%, 11/20/30	160,000	170,288
Tractor Supply Co.
1.75%, 11/01/30 (a)	80,000	70,984
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	200,000	201,272
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	75,000	79,286
VICI Properties LP
4.75%, 02/15/28 (a)	200,000	202,102
4.95%, 02/15/30 (a)	150,000	151,912
Walmart, Inc.
3.95%, 09/09/27 (a)	200,000	201,132
3.90%, 04/15/28 (a)	250,000	251,685
3.70%, 06/26/28 (a)	250,000	250,710
1.50%, 09/22/28 (a)	200,000	188,928
2.38%, 09/24/29 (a)	100,000	95,197
4.35%, 04/28/30 (a)	200,000	203,952
		33,888,522
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 3.1%
Abbott Laboratories
1.15%, 01/30/28 (a)	150,000	142,152
1.40%, 06/30/30 (a)	70,000	62,863
AbbVie, Inc.
4.80%, 03/15/27 (a)	300,000	303,372
4.65%, 03/15/28 (a)	200,000	203,370
4.25%, 11/14/28 (a)	200,000	202,216
4.80%, 03/15/29 (a)	400,000	410,684
3.20%, 11/21/29 (a)	725,000	703,641
4.88%, 03/15/30 (a)	100,000	103,358
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	75,000	74,887
2.21%, 06/15/30 (a)	40,000	37,044
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	100,000	100,327
2.75%, 09/15/29 (a)	100,000	95,196
2.10%, 06/04/30 (a)	60,000	54,874
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	108,875
Altria Group, Inc.
6.20%, 11/01/28 (a)	100,000	105,837
4.80%, 02/14/29 (a)	300,000	305,322
3.40%, 05/06/30 (a)	100,000	96,483
4.50%, 08/06/30 (a)	70,000	70,609
Amgen, Inc.
2.20%, 02/21/27 (a)	200,000	195,716
3.20%, 11/02/27 (a)	200,000	197,312
5.15%, 03/02/28 (a)	500,000	511,830
1.65%, 08/15/28 (a)	150,000	141,183
3.00%, 02/22/29 (a)	100,000	96,875
4.05%, 08/18/29 (a)	150,000	149,886
2.45%, 02/21/30 (a)	200,000	186,558
5.25%, 03/02/30 (a)	400,000	415,868
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	400,000	409,224
3.50%, 06/01/30 (a)	220,000	215,640
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	100,000	96,750
Ascension Health
4.08%, 11/15/28 (a)	70,000	70,445
2.53%, 11/15/29 (a)	100,000	94,803
4.29%, 11/15/30 (a)	110,000	110,865
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	100,000	101,189
4.88%, 03/03/28 (a)	200,000	204,588
1.75%, 05/28/28 (a)	200,000	190,530
4.85%, 02/26/29 (a)	200,000	205,688
4.90%, 03/03/30 (a)	100,000	103,638
AstraZeneca PLC
3.13%, 06/12/27 (a)	100,000	99,094
1.38%, 08/06/30 (a)	300,000	267,237
BAT Capital Corp.
3.56%, 08/15/27 (a)	300,000	297,300
2.26%, 03/25/28 (a)	150,000	144,026
3.46%, 09/06/29 (a)	100,000	97,381
4.91%, 04/02/30 (a)	150,000	153,640
6.34%, 08/02/30 (a)	165,000	178,705
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	201,534
5.93%, 02/02/29 (a)	100,000	105,128
Baxter International, Inc.
1.92%, 02/01/27 (a)	300,000	292,320
2.27%, 12/01/28 (a)	150,000	141,260

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 02/15/29 (a)	40,000	40,197
3.95%, 04/01/30 (a)	75,000	73,099
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	40,000	35,960
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	250,000	248,650
4.69%, 02/13/28 (a)	150,000	151,989
4.87%, 02/08/29 (a)	100,000	102,122
2.82%, 05/20/30 (a)	100,000	94,386
Biogen, Inc.
2.25%, 05/01/30 (a)	200,000	184,140
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	50,000	48,930
Boston Scientific Corp.
2.65%, 06/01/30 (a)	140,000	132,112
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	175,000	166,696
3.45%, 11/15/27 (a)	100,000	99,428
4.90%, 02/22/29 (a)(e)	100,000	102,970
3.40%, 07/26/29 (a)	200,000	196,232
1.45%, 11/13/30 (a)	150,000	132,983
Brunswick Corp.
5.85%, 03/18/29 (a)	125,000	129,146
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	60,000	60,661
3.75%, 09/25/27 (a)	75,000	74,720
4.10%, 01/07/28 (a)	100,000	100,285
4.20%, 09/17/29 (a)	100,000	100,137
4.55%, 08/04/30 (a)	90,000	91,130
Campbell's Co.
5.20%, 03/19/27	100,000	101,372
4.15%, 03/15/28 (a)	150,000	150,352
5.20%, 03/21/29 (a)	100,000	102,989
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	175,000	173,523
5.13%, 02/15/29 (a)	100,000	103,161
5.00%, 11/15/29 (a)	100,000	102,989
4.50%, 09/15/30 (a)	80,000	80,832
Cencora, Inc.
3.45%, 12/15/27 (a)	150,000	148,383
4.85%, 12/15/29 (a)	100,000	102,606
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	75,000	74,159
Cigna Group
3.40%, 03/01/27 (a)	250,000	248,240
4.38%, 10/15/28 (a)	500,000	504,980
5.00%, 05/15/29 (a)	150,000	154,291
2.40%, 03/15/30 (a)	200,000	185,966
4.50%, 09/15/30 (a)	130,000	131,118
Clorox Co.
3.10%, 10/01/27 (a)	75,000	73,975
3.90%, 05/15/28 (a)	100,000	99,997
1.80%, 05/15/30 (a)	100,000	90,309
Coca-Cola Co.
3.38%, 03/25/27	250,000	249,187
1.45%, 06/01/27	300,000	290,370
1.50%, 03/05/28	100,000	95,485
1.00%, 03/15/28	100,000	94,328
2.13%, 09/06/29	100,000	94,325
3.45%, 03/25/30	200,000	196,662
1.65%, 06/01/30	170,000	154,282
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	103,694
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	150,000	141,954
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	148,701
4.60%, 03/01/28 (a)	100,000	101,888
CommonSpirit Health
3.35%, 10/01/29 (a)	200,000	193,958
4.35%, 09/01/30 (a)	100,000	100,194
2.78%, 10/01/30 (a)	70,000	65,693
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	150,000	142,280
7.00%, 10/01/28	100,000	106,857
4.85%, 11/01/28 (a)	200,000	202,798
5.00%, 08/01/30 (a)	70,000	71,077
8.25%, 09/15/30	50,000	57,719
Conopco, Inc.
7.25%, 12/15/26	50,000	51,758
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	75,000	74,795
3.50%, 05/09/27 (a)	100,000	99,221
4.35%, 05/09/27 (a)	50,000	50,220
4.65%, 11/15/28 (a)	75,000	76,136
4.80%, 01/15/29 (a)	75,000	76,349
3.15%, 08/01/29 (a)	50,000	48,245
2.88%, 05/01/30 (a)	150,000	141,315
4.80%, 05/01/30 (a)	100,000	101,883
CVS Health Corp.
3.63%, 04/01/27 (a)	50,000	49,674
1.30%, 08/21/27 (a)	200,000	190,784
4.30%, 03/25/28 (a)	700,000	701,995
5.00%, 01/30/29 (a)	200,000	204,740
5.40%, 06/01/29 (a)	200,000	207,512
3.25%, 08/15/29 (a)	150,000	144,982
5.13%, 02/21/30 (a)	200,000	206,038
3.75%, 04/01/30 (a)	175,000	170,984
1.75%, 08/21/30 (a)	265,000	235,694
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	90,000	83,149
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	100,000	94,929
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	205,000
2.38%, 10/24/29 (a)	200,000	188,302
2.00%, 04/29/30 (a)	200,000	183,104
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	100,429
Eli Lilly & Co.
4.50%, 02/09/27 (a)	150,000	151,254
5.50%, 03/15/27	75,000	76,745
3.10%, 05/15/27 (a)	100,000	99,159
4.15%, 08/14/27 (a)	100,000	100,754
4.00%, 10/15/28 (a)	130,000	130,901
4.50%, 02/09/29 (a)	300,000	306,036
4.20%, 08/14/29 (a)	150,000	151,818
4.75%, 02/12/30 (a)	200,000	206,198
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	125,000	126,364
2.38%, 12/01/29 (a)	100,000	93,756
2.60%, 04/15/30 (a)	75,000	70,403
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	250,000	257,310
4.80%, 08/14/29 (a)	200,000	204,688
5.86%, 03/15/30 (a)	100,000	106,037
General Mills, Inc.
3.20%, 02/10/27 (a)	150,000	148,585
4.20%, 04/17/28 (a)	200,000	200,734
5.50%, 10/17/28 (a)	100,000	103,877

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 01/30/30 (a)	100,000	102,614
2.88%, 04/15/30 (a)	100,000	94,819
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	300,000	296,907
4.80%, 11/15/29 (a)	100,000	103,094
1.65%, 10/01/30 (a)	120,000	107,519
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	100,000	100,753
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	300,000	300,054
4.50%, 04/15/30 (a)	150,000	152,884
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	247,915
Hasbro, Inc.
3.50%, 09/15/27 (a)	100,000	98,967
3.90%, 11/19/29 (a)	100,000	98,261
HCA, Inc.
4.50%, 02/15/27 (a)	250,000	250,595
3.13%, 03/15/27 (a)	150,000	148,131
5.20%, 06/01/28 (a)	150,000	153,822
5.63%, 09/01/28 (a)	200,000	206,580
5.88%, 02/01/29 (a)	150,000	156,366
3.38%, 03/15/29 (a)	100,000	97,580
4.13%, 06/15/29 (a)	250,000	249,605
5.25%, 03/01/30 (a)	100,000	103,598
3.50%, 09/01/30 (a)	440,000	423,856
4.30%, 11/15/30 (a)	70,000	69,880
Hershey Co.
2.45%, 11/15/29 (a)	150,000	141,962
4.75%, 02/24/30 (a)	75,000	77,108
1.70%, 06/01/30 (a)	40,000	36,082
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	94,830
1.80%, 06/11/30 (a)	120,000	108,684
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	209,042
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	102,706
Ingredion, Inc.
2.90%, 06/01/30 (a)	70,000	65,957
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	206,404
6.25%, 02/01/29 (a)	150,000	158,170
J.M. Smucker Co.
3.38%, 12/15/27 (a)	100,000	98,916
5.90%, 11/15/28 (a)	100,000	104,951
2.38%, 03/15/30 (a)	100,000	93,081
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29 (a)	200,000	192,786
Johnson & Johnson
2.95%, 03/03/27 (a)	100,000	99,135
0.95%, 09/01/27 (a)	200,000	191,128
2.90%, 01/15/28 (a)	275,000	271,087
4.80%, 06/01/29 (a)	150,000	155,245
6.95%, 09/01/29	100,000	111,494
4.70%, 03/01/30 (a)	100,000	103,311
1.30%, 09/01/30 (a)	250,000	223,345
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	148,680
Kellanova
4.30%, 05/15/28 (a)	100,000	100,762
2.10%, 06/01/30 (a)	60,000	54,875
Kenvue, Inc.
5.05%, 03/22/28 (a)	75,000	76,751
5.00%, 03/22/30 (a)	100,000	103,123
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (a)	125,000	126,298
3.43%, 06/15/27 (a)	150,000	148,539
4.60%, 05/25/28 (a)	100,000	100,804
5.05%, 03/15/29 (a)	125,000	127,664
3.95%, 04/15/29 (a)	150,000	148,251
3.20%, 05/01/30 (a)	100,000	94,965
4.60%, 05/15/30 (a)	100,000	100,543
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	75,000	71,591
3.95%, 11/01/28 (a)	75,000	75,395
3.20%, 04/25/29 (a)	100,000	97,793
3.10%, 03/26/30 (a)	100,000	96,421
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	250,000	249,222
3.75%, 04/01/30 (a)	100,000	97,938
Kroger Co.
4.50%, 01/15/29 (a)	150,000	152,209
2.20%, 05/01/30 (a)	100,000	92,232
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	100,000	95,325
4.35%, 04/01/30 (a)	75,000	75,269
Mattel, Inc.
5.00%, 11/17/30 (a)	80,000	80,754
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	75,000	69,929
McKesson Corp.
4.90%, 07/15/28 (a)	100,000	102,434
4.25%, 09/15/29 (a)	100,000	100,794
4.65%, 05/30/30 (a)	75,000	76,562
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	151,108
Merck & Co., Inc.
1.70%, 06/10/27 (a)	150,000	145,689
3.85%, 09/15/27	100,000	100,396
4.05%, 05/17/28 (a)	150,000	151,132
1.90%, 12/10/28 (a)	150,000	141,800
3.40%, 03/07/29 (a)	250,000	246,187
4.30%, 05/17/30 (a)	100,000	101,319
1.45%, 06/24/30 (a)	140,000	125,345
4.15%, 09/15/30 (a)	100,000	100,708
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	147,385
4.13%, 05/07/28 (a)	100,000	100,280
2.75%, 04/13/30 (a)	100,000	94,419
4.50%, 05/06/30 (a)	100,000	101,148
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	149,995
Novartis Capital Corp.
2.00%, 02/14/27 (a)	200,000	196,092
3.10%, 05/17/27 (a)	200,000	198,394
3.90%, 11/05/28 (a)	100,000	100,456
3.80%, 09/18/29 (a)	100,000	99,773
2.20%, 08/14/30 (a)	180,000	166,874
4.10%, 11/05/30 (a)	240,000	240,994
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	50,000	50,349
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	100,000	100,985
4.55%, 02/16/29 (a)	325,000	331,861
PepsiCo, Inc.
2.63%, 03/19/27 (a)	100,000	98,607
3.00%, 10/15/27 (a)	300,000	296,529
3.60%, 02/18/28 (a)	100,000	99,766
4.45%, 05/15/28 (a)	100,000	101,709

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 01/15/29 (a)	100,000	100,696
7.00%, 03/01/29	100,000	109,458
2.63%, 07/29/29 (a)	150,000	143,555
4.60%, 02/07/30 (a)	100,000	102,577
2.75%, 03/19/30 (a)	200,000	190,408
1.63%, 05/01/30 (a)	100,000	90,801
4.30%, 07/23/30 (a)	90,000	91,268
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	700,000	708,722
4.65%, 05/19/30 (a)	400,000	409,792
Pfizer, Inc.
3.00%, 12/15/26	300,000	297,891
3.88%, 11/15/27	140,000	140,302
3.60%, 09/15/28 (a)	100,000	99,864
3.45%, 03/15/29 (a)	100,000	98,927
2.63%, 04/01/30 (a)	150,000	141,938
1.70%, 05/28/30 (a)	100,000	90,690
4.20%, 11/15/30 (a)	140,000	140,722
Pharmacia LLC
6.60%, 12/01/28	150,000	161,358
Philip Morris International, Inc.
4.75%, 02/12/27	100,000	100,993
5.13%, 11/17/27 (a)	300,000	306,432
4.88%, 02/15/28 (a)	300,000	305,751
3.13%, 03/02/28 (a)	75,000	73,696
4.13%, 04/28/28	100,000	100,451
5.25%, 09/07/28 (a)	100,000	103,246
4.88%, 02/13/29 (a)	150,000	153,574
3.38%, 08/15/29 (a)	50,000	48,806
4.63%, 11/01/29 (a)	125,000	127,343
5.63%, 11/17/29 (a)	200,000	210,742
5.13%, 02/15/30 (a)	300,000	310,914
4.38%, 04/30/30 (a)	100,000	100,780
2.10%, 05/01/30 (a)	150,000	137,552
5.50%, 09/07/30 (a)	100,000	105,446
4.00%, 10/29/30 (a)	100,000	99,111
1.75%, 11/01/30 (a)	90,000	80,277
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	106,405
Procter & Gamble Co.
1.90%, 02/01/27	250,000	245,017
2.80%, 03/25/27	150,000	148,402
3.95%, 01/26/28	150,000	151,039
3.00%, 03/25/30	200,000	193,208
4.05%, 05/01/30	200,000	201,512
1.20%, 10/29/30	150,000	132,428
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	50,000	50,638
4.20%, 06/30/29 (a)	100,000	100,492
4.63%, 12/15/29 (a)	100,000	101,870
2.95%, 06/30/30 (a)	100,000	94,863
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	150,000	133,956
Revvity, Inc.
1.90%, 09/15/28 (a)	75,000	70,547
3.30%, 09/15/29 (a)	100,000	96,543
Royalty Pharma PLC
1.75%, 09/02/27 (a)	150,000	144,039
5.15%, 09/02/29 (a)	100,000	102,823
2.20%, 09/02/30 (a)	120,000	108,850
Sanofi SA
3.75%, 11/03/27	50,000	50,076
3.63%, 06/19/28 (a)	100,000	99,716
3.80%, 11/03/28 (a)	50,000	50,118
Smith & Nephew PLC
2.03%, 10/14/30 (a)	120,000	107,940
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Solventum Corp.
5.45%, 02/25/27 (a)	100,000	101,442
5.40%, 03/01/29 (a)	250,000	258,655
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	101,901
Stryker Corp.
4.70%, 02/10/28 (a)	75,000	76,206
4.85%, 12/08/28 (a)	100,000	102,553
4.25%, 09/11/29 (a)	100,000	100,875
4.85%, 02/10/30 (a)	200,000	205,940
1.95%, 06/15/30 (a)	120,000	109,264
Sutter Health
3.70%, 08/15/28 (a)	75,000	74,645
Sysco Corp.
3.25%, 07/15/27 (a)	100,000	98,839
5.75%, 01/17/29 (a)	75,000	78,593
5.95%, 04/01/30 (a)	150,000	159,343
5.10%, 09/23/30 (a)	90,000	92,982
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	200,000	204,966
2.05%, 03/31/30 (a)	400,000	366,340
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (a)	150,000	151,528
1.75%, 10/15/28 (a)	100,000	94,298
5.00%, 01/31/29 (a)	300,000	309,558
2.60%, 10/01/29 (a)	100,000	95,143
4.98%, 08/10/30 (a)	100,000	103,828
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	200,000	198,388
4.35%, 03/01/29 (a)	150,000	150,517
5.40%, 03/15/29 (a)	100,000	103,476
Unilever Capital Corp.
2.90%, 05/05/27 (a)	200,000	197,794
3.50%, 03/22/28 (a)	150,000	149,082
4.88%, 09/08/28 (a)	100,000	102,844
2.13%, 09/06/29 (a)	100,000	94,043
1.38%, 09/14/30 (a)	100,000	89,031
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	75,000	75,512
2.65%, 10/15/30 (a)	100,000	91,375
Viatris, Inc.
2.30%, 06/22/27 (a)	125,000	120,736
2.70%, 06/22/30 (a)	170,000	154,974
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	75,000	77,644
5.05%, 02/19/30 (a)	75,000	77,380
Zoetis, Inc.
3.00%, 09/12/27 (a)	150,000	147,778
4.15%, 08/17/28 (a)	110,000	110,713
2.00%, 05/15/30 (a)	75,000	68,792
		48,771,037
Energy 1.5%
APA Corp.
4.25%, 01/15/30 (a)	125,000	122,789
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	150,000	147,097
3.34%, 12/15/27 (a)	200,000	197,824
3.14%, 11/07/29 (a)	75,000	72,554
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	150,000	150,477
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	200,000	198,138
3.59%, 04/14/27 (a)	100,000	99,582
5.02%, 11/17/27 (a)	150,000	153,169

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.94%, 09/21/28 (a)	100,000	100,107
4.23%, 11/06/28 (a)	400,000	403,448
4.70%, 04/10/29 (a)	150,000	153,142
4.97%, 10/17/29 (a)	100,000	103,256
3.63%, 04/06/30 (a)	200,000	196,898
1.75%, 08/10/30 (a)	120,000	107,976
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	198,216
3.72%, 11/28/28 (a)	100,000	99,445
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	199,288
5.00%, 12/15/29 (a)	100,000	102,453
2.95%, 07/15/30 (a)	60,000	56,591
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	50,000	50,218
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	250,000	252,632
3.70%, 11/15/29 (a)	150,000	146,776
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	100,000	100,067
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	250,037
Chevron Corp.
2.00%, 05/11/27 (a)	200,000	195,224
2.24%, 05/11/30 (a)	250,000	232,422
Chevron USA, Inc.
3.95%, 08/13/27	70,000	70,405
3.85%, 01/15/28 (a)	100,000	100,273
4.48%, 02/26/28 (a)	125,000	126,975
4.05%, 08/13/28 (a)	90,000	90,840
3.25%, 10/15/29 (a)	100,000	97,851
4.69%, 04/15/30 (a)	150,000	153,955
4.30%, 10/15/30 (a)	170,000	172,174
ConocoPhillips Co.
4.70%, 01/15/30 (a)	200,000	204,550
Continental Resources, Inc.
4.38%, 01/15/28 (a)	175,000	174,564
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	124,574
4.38%, 03/15/29 (a)	75,000	75,184
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	200,000	204,238
8.13%, 08/16/30	50,000	58,025
Devon Energy Corp.
4.50%, 01/15/30 (a)(e)	100,000	100,282
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	148,803
3.50%, 12/01/29 (a)	150,000	145,545
5.15%, 01/30/30 (a)	100,000	102,984
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	75,000	71,776
Enbridge, Inc.
4.25%, 12/01/26 (a)	100,000	100,151
4.60%, 06/20/28 (a)	50,000	50,569
6.00%, 11/15/28 (a)	100,000	105,244
4.20%, 11/20/28 (a)	70,000	70,175
5.30%, 04/05/29 (a)	100,000	103,298
3.13%, 11/15/29 (a)	150,000	143,865
4.90%, 06/20/30 (a)	80,000	81,978
6.20%, 11/15/30 (a)	110,000	118,630
7.38%, 03/15/55 (a)(b)	100,000	106,403
Energy Transfer LP
4.40%, 03/15/27 (a)	200,000	200,392
4.20%, 04/15/27 (a)	100,000	100,021
5.50%, 06/01/27 (a)	200,000	203,194
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 02/15/28 (a)	200,000	205,894
4.95%, 05/15/28 (a)	100,000	101,660
4.95%, 06/15/28 (a)	150,000	152,635
6.10%, 12/01/28 (a)	75,000	78,884
5.25%, 04/15/29 (a)	200,000	205,908
5.25%, 07/01/29 (a)	150,000	154,854
3.75%, 05/15/30 (a)	200,000	195,232
Eni USA, Inc.
7.30%, 11/15/27	50,000	52,911
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	100,000	100,078
4.30%, 06/20/28 (a)	70,000	70,602
4.15%, 10/16/28 (a)	150,000	150,975
3.13%, 07/31/29 (a)	200,000	194,132
2.80%, 01/31/30 (a)	150,000	142,667
5.25%, 08/16/77 (a)(b)	150,000	149,812
5.38%, 02/15/78 (a)(b)	100,000	99,860
EOG Resources, Inc.
4.40%, 07/15/28 (a)	70,000	70,837
EQT Corp.
7.50%, 06/01/27 (a)	70,000	71,177
3.90%, 10/01/27 (a)	200,000	198,904
5.70%, 04/01/28 (a)	50,000	51,672
4.50%, 01/15/29 (a)	100,000	100,122
5.00%, 01/15/29 (a)	75,000	76,087
6.38%, 04/01/29 (a)	180,000	186,559
7.00%, 02/01/30 (a)(f)	100,000	108,783
7.50%, 06/01/30 (a)	65,000	71,765
Expand Energy Corp.
5.38%, 02/01/29 (a)	100,000	100,303
5.38%, 03/15/30 (a)	200,000	202,968
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	100,000	95,713
3.48%, 03/19/30 (a)	350,000	343,689
2.61%, 10/15/30 (a)	260,000	244,223
Halliburton Co.
2.92%, 03/01/30 (a)	100,000	95,002
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	50,000	50,407
4.85%, 12/01/29 (a)	140,000	140,732
Hess Corp.
4.30%, 04/01/27 (a)	175,000	175,663
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	100,132
4.50%, 10/01/30 (a)	40,000	39,640
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	125,000	125,734
5.00%, 02/01/29 (a)	100,000	102,540
5.10%, 08/01/29 (a)	200,000	206,124
5.15%, 06/01/30 (a)	150,000	155,568
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	100,000	100,836
3.80%, 04/01/28 (a)	100,000	99,371
5.15%, 03/01/30 (a)	200,000	206,226
MPLX LP
4.13%, 03/01/27 (a)	250,000	249,825
4.25%, 12/01/27 (a)	150,000	150,388
4.00%, 03/15/28 (a)	175,000	174,543
2.65%, 08/15/30 (a)	175,000	162,183
National Fuel Gas Co.
4.75%, 09/01/28 (a)	100,000	101,092
5.50%, 03/15/30 (a)	100,000	103,586
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	97,678

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	75,000	78,629
6.38%, 09/01/28 (a)	100,000	105,038
5.20%, 08/01/29 (a)	175,000	179,461
8.88%, 07/15/30 (a)	150,000	173,836
6.63%, 09/01/30 (a)	200,000	215,518
ONEOK, Inc.
4.00%, 07/13/27 (a)	100,000	99,870
4.25%, 09/24/27 (a)	100,000	100,365
4.55%, 07/15/28 (a)	100,000	100,886
5.65%, 11/01/28 (a)	150,000	155,950
4.35%, 03/15/29 (a)	100,000	100,303
5.38%, 06/01/29 (a)	100,000	103,127
3.40%, 09/01/29 (a)	100,000	96,759
4.40%, 10/15/29 (a)	75,000	75,326
3.10%, 03/15/30 (a)	100,000	95,182
3.25%, 06/01/30 (a)	60,000	57,151
5.80%, 11/01/30 (a)	70,000	73,933
Ovintiv, Inc.
5.65%, 05/15/28 (a)	100,000	103,079
8.13%, 09/15/30	50,000	57,312
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	73,941
Phillips 66
3.90%, 03/15/28 (a)	150,000	149,373
Phillips 66 Co.
3.75%, 03/01/28 (a)	50,000	49,712
3.15%, 12/15/29 (a)	100,000	96,132
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	130,000	117,797
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	225,000	218,650
3.80%, 09/15/30 (a)	100,000	97,050
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	200,000	201,222
4.20%, 03/15/28 (a)	125,000	125,238
4.50%, 05/15/30 (a)	300,000	301,959
Schlumberger Investment SA
2.65%, 06/26/30 (a)	60,000	56,455
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	150,000	141,611
2.75%, 04/06/30 (a)	200,000	190,538
4.13%, 11/06/30 (a)	140,000	140,735
Shell International Finance BV
3.88%, 11/13/28 (a)	200,000	200,270
2.75%, 04/06/30 (a)	100,000	95,468
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	50,000	50,437
5.03%, 10/01/29 (a)	230,000	233,685
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	203,248
4.35%, 01/15/29 (a)	100,000	100,368
6.15%, 03/01/29 (a)	150,000	158,265
4.90%, 09/15/30 (a)	100,000	102,081
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	150,201
5.50%, 03/01/30 (a)	100,000	101,819
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	99,664
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	80,780
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	150,000	147,774
2.83%, 01/10/30 (a)	150,000	143,391
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	150,330
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	250,770
4.10%, 04/15/30 (a)	150,000	148,722
7.00%, 06/01/65 (a)(b)	100,000	102,500
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	75,000	74,964
3.25%, 05/15/30 (a)	100,000	95,854
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	96,662
4.35%, 06/01/28 (a)	200,000	201,184
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	100,774
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	70,000	70,850
Western Midstream Operating LP
4.50%, 03/01/28 (a)	75,000	75,299
4.75%, 08/15/28 (a)	100,000	100,993
6.35%, 01/15/29 (a)	100,000	105,506
4.05%, 02/01/30 (a)(g)	100,000	98,294
Williams Cos., Inc.
3.75%, 06/15/27 (a)	250,000	248,532
5.30%, 08/15/28 (a)	150,000	154,611
4.90%, 03/15/29 (a)	175,000	178,790
4.63%, 06/30/30 (a)	100,000	101,189
3.50%, 11/15/30 (a)	130,000	124,762
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	101,510
5.40%, 05/19/30 (a)	200,000	206,282
		22,900,887
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	175,000	174,576
Cornell University
4.17%, 06/15/30 (a)	70,000	70,620
Emory University
2.14%, 09/01/30 (a)	50,000	46,009
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	131,965
Leland Stanford Junior University
4.15%, 08/01/30 (a)	70,000	70,624
MasTec, Inc.
5.90%, 06/15/29 (a)	75,000	78,511
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	75,000	77,744
Quanta Services, Inc.
4.75%, 08/09/27 (a)	50,000	50,544
4.30%, 08/09/28 (a)	70,000	70,421
2.90%, 10/01/30 (a)	130,000	122,205
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	40,000	40,550
Trustees of Princeton University
4.65%, 07/01/30 (a)	40,000	41,176
Yale University
1.48%, 04/15/30 (a)	75,000	67,785
		1,042,730
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	100,000	100,331
4.05%, 10/04/29 (a)	200,000	200,488

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	196,486
4.75%, 01/17/28 (a)	100,000	102,114
4.95%, 01/17/30 (a)	100,000	103,663
2.30%, 02/01/30 (a)	200,000	187,666
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	100,000	101,098
Alphabet, Inc.
0.80%, 08/15/27 (a)	150,000	143,253
3.88%, 11/15/28 (a)	140,000	140,873
4.00%, 05/15/30 (a)	100,000	100,655
1.10%, 08/15/30 (a)	260,000	229,726
4.10%, 11/15/30 (a)	340,000	343,094
Amdocs Ltd.
2.54%, 06/15/30 (a)	80,000	73,523
Analog Devices, Inc.
3.45%, 06/15/27 (a)	100,000	99,355
4.25%, 06/15/28 (a)	110,000	110,894
1.70%, 10/01/28 (a)	100,000	94,256
4.50%, 06/15/30 (a)	90,000	91,636
Apple, Inc.
3.35%, 02/09/27 (a)	400,000	398,480
3.20%, 05/11/27 (a)	200,000	198,832
2.90%, 09/12/27 (a)	350,000	345,604
3.00%, 11/13/27 (a)	250,000	247,532
1.20%, 02/08/28 (a)	200,000	189,718
4.00%, 05/10/28 (a)	100,000	100,794
4.00%, 05/12/28 (a)	200,000	201,684
1.40%, 08/05/28 (a)	300,000	283,062
3.25%, 08/08/29 (a)	150,000	147,654
2.20%, 09/11/29 (a)	300,000	283,635
1.65%, 05/11/30 (a)	500,000	455,815
1.25%, 08/20/30 (a)	265,000	235,932
Applied Materials, Inc.
3.30%, 04/01/27 (a)	175,000	173,969
4.80%, 06/15/29 (a)	150,000	154,182
1.75%, 06/01/30 (a)	90,000	81,582
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	99,256
5.15%, 08/21/29 (a)	50,000	51,270
Atlassian Corp.
5.25%, 05/15/29 (a)	75,000	77,009
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	99,300
2.85%, 01/15/30 (a)	100,000	94,842
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	100,000	95,300
1.25%, 09/01/30 (a)	120,000	106,297
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	103,713
Baidu, Inc.
4.38%, 03/29/28 (a)	200,000	201,594
4.88%, 11/14/28 (a)	200,000	204,860
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	100,000	99,167
Broadcom, Inc.
5.05%, 07/12/27 (a)	150,000	152,638
1.95%, 02/15/28 (a)	200,000	191,918
4.80%, 04/15/28 (a)	200,000	203,926
4.11%, 09/15/28 (a)	150,000	150,630
4.00%, 04/15/29 (a)(d)	150,000	149,841
4.75%, 04/15/29 (a)	250,000	255,425
5.05%, 07/12/29 (a)	300,000	309,861
4.35%, 02/15/30 (a)	200,000	201,780
5.00%, 04/15/30 (a)	75,000	77,567
5.05%, 04/15/30 (a)	150,000	155,361
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 07/15/30 (a)	230,000	234,552
4.20%, 10/15/30 (a)	140,000	140,458
4.15%, 11/15/30 (a)	250,000	249,980
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	95,009
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	100,436
4.30%, 09/10/29 (a)	100,000	100,593
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	150,000	147,611
4.25%, 04/01/28 (a)	100,000	99,542
3.28%, 12/01/28 (a)	75,000	72,583
3.25%, 02/15/29 (a)	100,000	96,157
5.10%, 03/01/30 (a)	100,000	102,137
CGI, Inc.
4.95%, 03/14/30 (a)(d)	100,000	101,740
Cisco Systems, Inc.
4.80%, 02/26/27 (a)	300,000	303,612
4.55%, 02/24/28 (a)	130,000	132,159
4.85%, 02/26/29 (a)	375,000	385,631
4.75%, 02/24/30 (a)	100,000	102,962
Concentrix Corp.
6.60%, 08/02/28 (a)	175,000	180,787
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	100,000	102,835
5.25%, 02/01/28 (a)	200,000	204,668
4.75%, 04/01/28 (a)	150,000	152,095
4.15%, 02/15/29 (a)	100,000	99,940
5.30%, 10/01/29 (a)	300,000	310,020
5.00%, 04/01/30 (a)	150,000	153,936
6.20%, 07/15/30 (a)	75,000	80,377
DXC Technology Co.
2.38%, 09/15/28 (a)	100,000	94,039
Equifax, Inc.
5.10%, 12/15/27 (a)	100,000	101,798
5.10%, 06/01/28 (a)	100,000	102,041
4.80%, 09/15/29 (a)	100,000	101,679
3.10%, 05/15/30 (a)	100,000	94,790
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	170,000	171,181
Equinix, Inc.
1.55%, 03/15/28 (a)	75,000	70,925
2.00%, 05/15/28 (a)	100,000	95,325
3.20%, 11/18/29 (a)	175,000	168,282
2.15%, 07/15/30 (a)	130,000	118,130
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	98,311
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	100,000	94,601
Fiserv, Inc.
2.25%, 06/01/27 (a)	150,000	145,665
5.45%, 03/02/28 (a)	150,000	153,534
5.38%, 08/21/28 (a)	100,000	102,585
4.20%, 10/01/28 (a)	100,000	99,631
3.50%, 07/01/29 (a)	500,000	484,225
4.75%, 03/15/30 (a)	100,000	100,665
2.65%, 06/01/30 (a)	120,000	110,441
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	152,104
4.88%, 05/12/30 (a)	100,000	101,612
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	75,000	78,419
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	50,000	50,380

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Payments, Inc.
2.15%, 01/15/27 (a)	175,000	170,964
4.45%, 06/01/28 (a)	100,000	100,213
4.50%, 11/15/28 (a)	240,000	240,923
3.20%, 08/15/29 (a)	175,000	166,616
5.30%, 08/15/29 (a)	50,000	51,202
2.90%, 05/15/30 (a)	100,000	92,718
4.88%, 11/15/30 (a)	230,000	230,741
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	120,000	119,960
4.40%, 09/25/27 (a)	100,000	100,521
5.25%, 07/01/28 (a)	100,000	102,766
4.15%, 09/15/28 (a)	110,000	110,059
4.55%, 10/15/29 (a)	250,000	251,970
4.40%, 10/15/30 (a)	120,000	119,712
HP, Inc.
3.00%, 06/17/27 (a)	175,000	172,091
4.75%, 01/15/28 (a)	100,000	101,342
4.00%, 04/15/29 (a)	100,000	99,110
5.40%, 04/25/30 (a)	75,000	78,053
3.40%, 06/17/30 (a)	60,000	57,541
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	100,000	100,729
4.60%, 02/05/29 (a)	100,000	101,776
Intel Corp.
3.75%, 03/25/27 (a)	250,000	248,905
3.75%, 08/05/27 (a)	250,000	248,447
4.88%, 02/10/28 (a)	200,000	203,126
1.60%, 08/12/28 (a)	150,000	140,541
4.00%, 08/05/29 (a)	50,000	49,575
2.45%, 11/15/29 (a)	250,000	233,655
5.13%, 02/10/30 (a)	200,000	205,854
3.90%, 03/25/30 (a)	200,000	196,600
International Business Machines Corp.
3.30%, 01/27/27	100,000	99,345
2.20%, 02/09/27 (a)	100,000	98,036
1.70%, 05/15/27 (a)	150,000	145,514
4.15%, 07/27/27 (a)	200,000	201,308
4.50%, 02/06/28 (a)	200,000	202,296
3.50%, 05/15/29	500,000	491,575
4.80%, 02/10/30 (a)	200,000	205,524
1.95%, 05/15/30 (a)	100,000	91,245
Intuit, Inc.
5.13%, 09/15/28 (a)	225,000	232,357
1.65%, 07/15/30 (a)	60,000	53,945
Jabil, Inc.
4.25%, 05/15/27 (a)	100,000	100,129
3.95%, 01/12/28 (a)	75,000	74,822
3.60%, 01/15/30 (a)	100,000	96,595
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	48,911
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,693
5.35%, 07/30/30 (a)	100,000	104,266
KLA Corp.
4.10%, 03/15/29 (a)	100,000	100,433
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	50,000	47,862
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	150,303
1.90%, 06/15/30 (a)	90,000	81,977
Leidos, Inc.
4.38%, 05/15/30 (a)	100,000	100,144
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	150,000	144,377
5.75%, 02/15/29 (a)	75,000	78,403
4.75%, 07/15/30 (a)	70,000	71,067
Mastercard, Inc.
3.30%, 03/26/27 (a)	250,000	248,637
4.10%, 01/15/28 (a)	100,000	100,721
4.88%, 03/09/28 (a)	125,000	127,943
2.95%, 06/01/29 (a)	200,000	194,088
3.35%, 03/26/30 (a)	200,000	195,676
Microchip Technology, Inc.
4.90%, 03/15/28	150,000	152,265
5.05%, 03/15/29 (a)	100,000	102,164
5.05%, 02/15/30 (a)	150,000	153,496
Micron Technology, Inc.
5.33%, 02/06/29 (a)	100,000	103,175
4.66%, 02/15/30 (a)	100,000	101,334
Microsoft Corp.
3.30%, 02/06/27 (a)	500,000	498,325
3.40%, 06/15/27 (a)	75,000	74,856
1.35%, 09/15/30 (a)	50,000	44,896
Moody's Corp.
3.25%, 01/15/28 (a)	150,000	147,818
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	151,633
4.60%, 05/23/29 (a)	100,000	101,287
4.85%, 08/15/30 (a)	80,000	81,718
2.30%, 11/15/30 (a)	110,000	99,843
NetApp, Inc.
2.38%, 06/22/27 (a)	100,000	97,548
2.70%, 06/22/30 (a)	80,000	74,671
Nokia OYJ
4.38%, 06/12/27	100,000	100,184
NVIDIA Corp.
1.55%, 06/15/28 (a)	250,000	237,430
2.85%, 04/01/30 (a)	150,000	143,873
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	100,000	98,626
4.40%, 06/01/27 (a)	50,000	50,203
4.30%, 08/19/28 (a)	70,000	70,221
4.30%, 06/18/29 (a)	200,000	200,326
3.40%, 05/01/30 (a)	100,000	96,474
Oracle Corp.
2.80%, 04/01/27 (a)	200,000	196,078
3.25%, 11/15/27 (a)	400,000	391,968
2.30%, 03/25/28 (a)	350,000	333,935
4.50%, 05/06/28 (a)	100,000	100,227
4.80%, 08/03/28 (a)	150,000	151,576
4.20%, 09/27/29 (a)	200,000	197,226
6.15%, 11/09/29 (a)	150,000	157,750
2.95%, 04/01/30 (a)	400,000	372,372
4.65%, 05/06/30 (a)	200,000	199,664
3.25%, 05/15/30 (a)	50,000	47,029
4.45%, 09/26/30 (a)	400,000	394,108
Paychex, Inc.
5.10%, 04/15/30 (a)	200,000	205,664
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	100,000	100,085
4.45%, 03/06/28 (a)	100,000	101,298
2.85%, 10/01/29 (a)	200,000	191,678
2.30%, 06/01/30 (a)	120,000	111,245
Qorvo, Inc.
4.38%, 10/15/29 (a)	100,000	98,774

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	250,000	248,320
1.30%, 05/20/28 (a)	150,000	141,239
2.15%, 05/20/30 (a)	150,000	138,441
4.50%, 05/20/30 (a)	75,000	76,413
RELX Capital, Inc.
4.00%, 03/18/29 (a)	100,000	99,843
4.75%, 03/27/30 (a)	150,000	153,334
3.00%, 05/22/30 (a)	125,000	118,916
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	150,000	149,703
1.40%, 09/15/27 (a)	100,000	95,571
4.20%, 09/15/28 (a)	100,000	100,316
4.25%, 09/15/28 (a)	70,000	70,342
2.95%, 09/15/29 (a)	100,000	95,710
4.50%, 10/15/29 (a)	75,000	75,886
2.00%, 06/30/30 (a)	70,000	63,331
4.45%, 09/15/30 (a)	70,000	70,495
S&P Global, Inc.
2.45%, 03/01/27 (a)	150,000	147,425
4.75%, 08/01/28 (a)	100,000	102,000
2.70%, 03/01/29 (a)	150,000	144,138
4.25%, 05/01/29 (a)	150,000	151,012
2.50%, 12/01/29 (a)	150,000	141,573
1.25%, 08/15/30 (a)	70,000	61,691
Salesforce, Inc.
3.70%, 04/11/28 (a)	150,000	149,967
1.50%, 07/15/28 (a)	200,000	189,114
ServiceNow, Inc.
1.40%, 09/01/30 (a)	170,000	150,052
Synopsys, Inc.
4.55%, 04/01/27	100,000	100,724
4.65%, 04/01/28 (a)	100,000	101,325
4.85%, 04/01/30 (a)	275,000	281,138
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	100,000	95,241
4.30%, 01/17/29 (a)	80,000	79,993
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	60,000	55,643
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	150,000	143,886
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	100,000	98,763
4.60%, 02/15/28 (a)	100,000	101,683
4.60%, 02/08/29 (a)	100,000	102,358
2.25%, 09/04/29 (a)	100,000	94,349
1.75%, 05/04/30 (a)	75,000	68,307
4.50%, 05/23/30 (a)	150,000	153,259
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	101,553
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	200,000	199,834
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	75,078
4.50%, 08/15/30 (a)	100,000	100,880
Visa, Inc.
1.90%, 04/15/27 (a)	200,000	195,344
0.75%, 08/15/27 (a)	75,000	71,518
2.75%, 09/15/27 (a)	150,000	147,738
2.05%, 04/15/30 (a)	150,000	139,095
VMware LLC
3.90%, 08/21/27 (a)	200,000	199,772
1.80%, 08/15/28 (a)	100,000	94,406
4.70%, 05/15/30 (a)	100,000	101,729
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Digital Corp.
2.85%, 02/01/29 (a)	75,000	71,387
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	198,678
3.70%, 04/01/29 (a)	100,000	98,748
Xilinx, Inc.
2.38%, 06/01/30 (a)	90,000	83,795
		36,397,325
Transportation 0.3%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	71,113	69,839
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	57,194	56,320
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	91,050	88,626
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	118,250	115,991
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	75,000	74,491
Canadian National Railway Co.
6.90%, 07/15/28	75,000	80,660
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	200,000	195,640
4.00%, 06/01/28 (a)	100,000	100,131
2.05%, 03/05/30 (a)	100,000	91,893
4.80%, 03/30/30 (a)	100,000	102,700
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	100,347
CSX Corp.
3.25%, 06/01/27 (a)	250,000	247,767
3.80%, 03/01/28 (a)	150,000	149,776
2.40%, 02/15/30 (a)	75,000	70,504
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	70,103	67,408
Delta Air Lines, Inc.
4.95%, 07/10/28 (a)	130,000	132,018
3.75%, 10/28/29 (a)	150,000	146,742
5.25%, 07/10/30 (a)	130,000	133,540
FedEx Corp.
3.40%, 02/15/28 (a)	150,000	147,957
3.10%, 08/05/29 (a)	130,000	125,273
4.25%, 05/15/30 (a)	160,000	160,754
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	105,131
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	100,000	102,360
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	100,161
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	100,000	99,676
2.55%, 11/01/29 (a)	75,000	70,919
5.05%, 08/01/30 (a)	80,000	83,153
Ryder System, Inc.
2.85%, 03/01/27 (a)	200,000	197,020
5.25%, 06/01/28 (a)	100,000	102,782
5.38%, 03/15/29 (a)	100,000	103,678
4.95%, 09/01/29 (a)	100,000	102,500
4.90%, 12/01/29 (a)	100,000	102,326
4.85%, 06/15/30 (a)	40,000	40,926
Southwest Airlines Co.
5.13%, 06/15/27 (a)	350,000	353,976

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Pacific Corp.
2.15%, 02/05/27 (a)	100,000	98,142
3.00%, 04/15/27 (a)	100,000	98,914
3.95%, 09/10/28 (a)	100,000	100,162
6.63%, 02/01/29	100,000	107,997
3.70%, 03/01/29 (a)	125,000	124,123
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	43,340	42,207
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	65,060	62,833
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (a)	170,029	174,042
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	150,000	148,128
3.40%, 03/15/29 (a)	100,000	98,604
2.50%, 09/01/29 (a)	100,000	95,054
4.45%, 04/01/30 (a)	100,000	102,099
4.65%, 10/15/30 (a)	70,000	71,934
		5,347,224
		197,151,070

Utility 1.6%
Electric 1.5%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	99,586
5.45%, 05/15/29 (a)	150,000	156,088
2.10%, 07/01/30 (a)	70,000	63,900
AES Corp.
5.45%, 06/01/28 (a)	150,000	153,456
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	150,000
1.45%, 09/15/30 (a)	70,000	62,120
Ameren Corp.
1.95%, 03/15/27 (a)	75,000	73,028
1.75%, 03/15/28 (a)	75,000	71,192
5.00%, 01/15/29 (a)	100,000	102,502
Ameren Illinois Co.
3.80%, 05/15/28 (a)	100,000	99,833
1.55%, 11/15/30 (a)	40,000	35,372
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	100,000	98,578
4.30%, 12/01/28 (a)	100,000	100,670
5.20%, 01/15/29 (a)	150,000	155,127
7.05%, 12/15/54 (a)(b)	100,000	105,093
3.88%, 02/15/62 (a)(b)	100,000	97,504
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	94,781
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	98,815
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	100,000	98,453
3.70%, 07/15/30 (a)	140,000	137,931
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	98,908
5.95%, 03/15/28 (a)	75,000	77,820
2.50%, 06/15/30 (a)	50,000	46,268
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	103,301
4.80%, 03/15/30 (a)	100,000	102,737
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	100,000	103,787
7.00%, 02/15/55 (a)(b)	50,000	52,340
6.70%, 05/15/55 (a)(b)	100,000	102,765
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CMS Energy Corp.
3.45%, 08/15/27 (a)	50,000	49,491
4.75%, 06/01/50 (a)(b)	60,000	58,898
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	150,000	149,502
2.20%, 03/01/30 (a)	100,000	92,879
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	100,000	99,069
4.95%, 01/15/30 (a)	100,000	102,868
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	99,814
4.00%, 12/01/28 (a)	75,000	75,224
3.35%, 04/01/30 (a)	100,000	97,094
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	125,000	129,276
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	76,187
4.90%, 02/15/29 (a)	75,000	77,124
4.60%, 05/30/29 (a)	100,000	101,810
4.70%, 01/15/30 (a)	100,000	102,454
Dayton Power & Light Co.
4.55%, 08/15/30 (a)(d)	50,000	49,999
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	100,000	101,297
4.25%, 06/01/28 (a)	100,000	100,354
3.38%, 04/01/30 (a)	150,000	144,935
5.00%, 06/15/30 (a)	110,000	113,399
6.88%, 02/01/55 (a)(b)	250,000	261,892
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	95,739
2.25%, 03/01/30 (a)	100,000	93,087
DTE Energy Co.
4.88%, 06/01/28 (a)	150,000	152,737
5.10%, 03/01/29 (a)	200,000	205,564
3.40%, 06/15/29 (a)	100,000	97,328
5.20%, 04/01/30 (a)	150,000	155,266
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	100,000	100,341
2.45%, 08/15/29 (a)	100,000	94,752
4.85%, 03/15/30 (a)	100,000	103,188
Duke Energy Corp.
4.85%, 01/05/27	100,000	100,878
5.00%, 12/08/27 (a)	150,000	152,700
4.30%, 03/15/28 (a)	150,000	150,805
4.85%, 01/05/29 (a)	125,000	127,709
3.40%, 06/15/29 (a)	100,000	97,745
2.45%, 06/01/30 (a)	100,000	92,788
3.25%, 01/15/82 (a)(b)	100,000	96,530
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	198,734
2.50%, 12/01/29 (a)	100,000	94,536
1.75%, 06/15/30 (a)	60,000	54,173
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	74,418
2.13%, 06/01/30 (a)	50,000	45,999
Duke Energy Progress LLC
4.35%, 03/06/27	100,000	100,711
3.45%, 03/15/29 (a)	75,000	73,928
Edison International
5.75%, 06/15/27 (a)	150,000	152,584
4.13%, 03/15/28 (a)	100,000	98,876
5.25%, 11/15/28 (a)	100,000	101,502
6.95%, 11/15/29 (a)	75,000	80,024
6.25%, 03/15/30 (a)	100,000	104,624

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	152,278
Entergy Corp.
1.90%, 06/15/28 (a)	100,000	94,887
2.80%, 06/15/30 (a)	70,000	65,787
7.13%, 12/01/54 (a)(b)	150,000	158,026
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	100,000	98,697
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	150,000	146,327
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	50,000	46,252
Evergy, Inc.
2.90%, 09/15/29 (a)	100,000	95,499
6.65%, 06/01/55 (a)(b)	70,000	71,633
Eversource Energy
4.60%, 07/01/27 (a)	100,000	100,606
3.30%, 01/15/28 (a)	150,000	147,251
5.45%, 03/01/28 (a)	225,000	230,557
5.95%, 02/01/29 (a)	125,000	130,891
1.65%, 08/15/30 (a)	70,000	61,818
Exelon Corp.
2.75%, 03/15/27 (a)	150,000	147,536
5.15%, 03/15/28 (a)	100,000	102,281
5.15%, 03/15/29 (a)	100,000	103,062
4.05%, 04/15/30 (a)	150,000	149,000
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	200,000	199,036
2.65%, 03/01/30 (a)	100,000	93,129
2.25%, 09/01/30 (a)	50,000	45,362
Florida Power & Light Co.
5.05%, 04/01/28 (a)	150,000	153,885
4.40%, 05/15/28 (a)	100,000	101,290
5.15%, 06/15/29 (a)	100,000	104,030
Georgia Power Co.
3.25%, 03/30/27 (a)	50,000	49,601
4.65%, 05/16/28 (a)	100,000	101,601
4.00%, 10/01/28 (a)	100,000	100,310
2.65%, 09/15/29 (a)	100,000	95,240
4.55%, 03/15/30 (a)	100,000	101,914
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	99,914
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	100,049
3.60%, 04/01/29 (a)	100,000	98,266
2.30%, 06/01/30 (a)	50,000	45,994
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	100,000	98,378
ITC Holdings Corp.
3.35%, 11/15/27 (a)	150,000	148,023
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(d)	50,000	50,054
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	100,000	99,067
National Grid PLC
5.60%, 06/12/28 (a)	150,000	155,115
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/27 (a)	250,000	253,780
4.12%, 09/16/27 (a)	100,000	100,451
3.40%, 02/07/28 (a)	125,000	123,791
4.80%, 03/15/28 (a)	100,000	101,832
4.15%, 08/25/28 (a)	90,000	90,563
5.05%, 09/15/28 (a)	75,000	77,052
4.85%, 02/07/29 (a)	125,000	128,141
3.70%, 03/15/29 (a)	75,000	74,329
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 03/15/30 (a)	100,000	93,613
7.13%, 09/15/53 (a)(b)	100,000	105,271
Nevada Power Co.
3.70%, 05/01/29 (a)	200,000	197,736
6.25%, 05/15/55 (a)(b)	50,000	50,435
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	150,000	146,469
3.55%, 05/01/27 (a)	250,000	248,290
4.63%, 07/15/27 (a)	250,000	252,575
4.69%, 09/01/27	270,000	273,024
4.90%, 02/28/28 (a)	200,000	203,788
1.90%, 06/15/28 (a)	225,000	214,018
4.90%, 03/15/29 (a)	200,000	205,208
3.50%, 04/01/29 (a)	75,000	73,586
2.75%, 11/01/29 (a)	125,000	119,038
5.00%, 02/28/30 (a)(e)	150,000	155,110
5.05%, 03/15/30 (a)	100,000	103,403
2.25%, 06/01/30 (a)	230,000	211,738
6.70%, 09/01/54 (a)(b)	100,000	103,908
6.38%, 08/15/55 (a)(b)	200,000	207,600
4.80%, 12/01/77 (a)(b)	100,000	97,813
5.65%, 05/01/79 (a)(b)	75,000	75,916
3.80%, 03/15/82 (a)(b)	100,000	97,741
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	148,445
4.85%, 03/01/30 (a)	100,000	102,743
3.95%, 04/01/30 (a)	75,000	74,387
OGE Energy Corp.
5.45%, 05/15/29 (a)	75,000	77,986
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	100,000	96,631
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27 (d)	100,000	100,803
3.70%, 11/15/28 (a)	100,000	99,469
5.75%, 03/15/29 (a)	75,000	78,798
4.65%, 11/01/29 (a)	75,000	76,575
2.75%, 05/15/30 (a)	100,000	94,551
Pacific Gas & Electric Co.
5.45%, 06/15/27 (a)	100,000	101,559
2.10%, 08/01/27 (a)	150,000	144,849
3.30%, 12/01/27 (a)	150,000	147,501
5.00%, 06/04/28 (a)	50,000	50,802
3.00%, 06/15/28 (a)	100,000	96,820
3.75%, 07/01/28	100,000	98,650
4.65%, 08/01/28 (a)	100,000	100,702
6.10%, 01/15/29 (a)	150,000	156,910
5.55%, 05/15/29 (a)	125,000	129,360
4.55%, 07/01/30 (a)	400,000	398,900
PacifiCorp
5.10%, 02/15/29 (a)	75,000	76,508
2.70%, 09/15/30 (a)	50,000	46,138
Pinnacle West Capital Corp.
5.15%, 05/15/30 (a)	100,000	103,405
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	60,000	59,796
Public Service Co. of New Hampshire
4.40%, 07/01/28	40,000	40,489
Public Service Electric & Gas Co.
3.70%, 05/01/28 (a)	75,000	74,773
3.20%, 05/15/29 (a)	100,000	97,619
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	103,340
5.88%, 10/15/28 (a)	100,000	104,728
5.20%, 04/01/29 (a)	100,000	103,134
4.90%, 03/15/30 (a)	100,000	102,551
1.60%, 08/15/30 (a)	60,000	53,190

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	95,643
4.10%, 06/15/30 (a)	70,000	68,645
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	102,462
1.70%, 10/01/30 (a)	100,000	89,280
Southern California Edison Co.
4.70%, 06/01/27 (a)	150,000	150,973
3.65%, 03/01/28 (a)	200,000	197,312
5.30%, 03/01/28 (a)	125,000	127,524
5.65%, 10/01/28 (a)	100,000	103,523
4.20%, 03/01/29 (a)	75,000	74,588
2.85%, 08/01/29 (a)	100,000	94,492
5.25%, 03/15/30 (a)	100,000	102,780
2.25%, 06/01/30 (a)	60,000	54,389
Southern Co.
5.11%, 08/01/27 (g)	100,000	101,626
4.85%, 06/15/28 (a)	100,000	101,883
5.50%, 03/15/29 (a)	150,000	156,009
3.70%, 04/30/30 (a)	150,000	146,937
Southern Power Co.
4.25%, 10/01/30 (a)	80,000	79,926
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	100,000	99,968
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	103,975
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	76,936
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	30,000	26,670
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	73,953
2.95%, 03/15/30 (a)	100,000	95,602
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	100,000	99,502
3.75%, 05/15/27 (a)	150,000	149,629
3.80%, 04/01/28 (a)	100,000	99,662
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	50,000	51,003
1.38%, 10/15/27 (a)	150,000	143,130
4.75%, 01/15/28 (a)	100,000	101,540
2.20%, 12/15/28 (a)	75,000	71,091
1.80%, 10/15/30 (a)	40,000	35,658
Wisconsin Electric Power Co.
4.15%, 10/15/30 (a)	70,000	70,100
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	148,959
1.75%, 03/15/27 (a)	100,000	97,066
4.00%, 06/15/28 (a)	100,000	99,991
2.60%, 12/01/29 (a)	75,000	70,418
3.40%, 06/01/30 (a)	70,000	67,549
		23,224,158
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	74,174
2.63%, 09/15/29 (a)	100,000	95,165
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	205,250
1.75%, 10/01/30 (a)	60,000	53,617
NiSource, Inc.
3.49%, 05/15/27 (a)	100,000	99,271
5.25%, 03/30/28 (a)	150,000	153,957
5.20%, 07/01/29 (a)	100,000	103,320
2.95%, 09/01/29 (a)	100,000	95,941
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 05/01/30 (a)	100,000	97,350
6.95%, 11/30/54 (a)(b)	75,000	78,203
ONE Gas, Inc.
5.10%, 04/01/29 (a)	75,000	77,438
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	75,000	73,634
Sempra
3.25%, 06/15/27 (a)	100,000	98,584
3.40%, 02/01/28 (a)	150,000	147,817
3.70%, 04/01/29 (a)	75,000	73,943
4.13%, 04/01/52 (a)(b)	200,000	195,128
6.88%, 10/01/54 (a)(b)	100,000	102,715
6.63%, 04/01/55 (a)(b)	50,000	50,527
Southern California Gas Co.
2.95%, 04/15/27 (a)	100,000	98,638
2.55%, 02/01/30 (a)	100,000	94,262
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	60,000	60,055
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	102,826
3.70%, 04/01/28 (a)	50,000	49,599
2.20%, 06/15/30 (a)	50,000	45,707
		2,327,121
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	98,443
3.75%, 09/01/28 (a)	100,000	99,676
2.80%, 05/01/30 (a)	100,000	95,013
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	50,000	50,579
3.57%, 05/01/29 (a)	75,000	73,451
2.70%, 04/15/30 (a)	50,000	46,950
United Utilities PLC
6.88%, 08/15/28	75,000	80,203
		544,315
		26,095,594
Total Corporates (Cost $381,623,988)		388,444,213

TREASURIES 68.4% OF NET ASSETS
U.S. Treasury Bonds
6.63%, 02/15/27	699,800	726,234
6.38%, 08/15/27	999,800	1,047,134
6.13%, 11/15/27	1,100,000	1,155,215
5.50%, 08/15/28	800,000	842,156
5.25%, 11/15/28	1,300,000	1,363,578
5.25%, 02/15/29	700,000	738,309
6.13%, 08/15/29	500,000	544,531
6.25%, 05/15/30	1,000,000	1,109,258
U.S. Treasury Notes
1.25%, 12/31/26	7,500,000	7,313,379
1.75%, 12/31/26	3,100,000	3,039,211
4.25%, 12/31/26	11,900,000	11,978,791
4.00%, 01/15/27	6,800,000	6,830,016
1.50%, 01/31/27	10,400,000	10,152,594
4.13%, 01/31/27	9,150,000	9,204,149
2.25%, 02/15/27	6,100,000	6,004,807
4.13%, 02/15/27	7,550,000	7,597,630
1.13%, 02/28/27	1,650,000	1,601,177
1.88%, 02/28/27	7,140,000	6,992,738
4.13%, 02/28/27	9,300,000	9,360,486
4.25%, 03/15/27	7,425,000	7,487,213
0.63%, 03/31/27	3,100,000	2,983,084

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 03/31/27	6,800,000	6,706,234
3.88%, 03/31/27	9,500,000	9,535,996
4.50%, 04/15/27	8,350,000	8,453,723
0.50%, 04/30/27	4,100,000	3,929,033
2.75%, 04/30/27	6,400,000	6,329,375
3.75%, 04/30/27	9,500,000	9,524,492
2.38%, 05/15/27	7,200,000	7,081,453
4.50%, 05/15/27	7,800,000	7,904,508
0.50%, 05/31/27	4,299,800	4,110,844
2.63%, 05/31/27	6,500,000	6,413,545
3.88%, 05/31/27	10,100,000	10,147,541
4.63%, 06/15/27	8,000,000	8,128,438
0.50%, 06/30/27	5,049,800	4,816,641
3.25%, 06/30/27	6,650,000	6,621,556
3.75%, 06/30/27	9,800,000	9,831,391
4.38%, 07/15/27	8,100,000	8,206,787
0.38%, 07/31/27	5,899,800	5,601,584
2.75%, 07/31/27	6,500,000	6,418,115
3.88%, 07/31/27	9,750,000	9,802,749
2.25%, 08/15/27	5,750,000	5,629,497
3.75%, 08/15/27	7,900,000	7,929,316
0.50%, 08/31/27	4,900,000	4,651,268
3.13%, 08/31/27	6,100,000	6,058,896
3.63%, 08/31/27	9,400,000	9,416,523
3.38%, 09/15/27	8,000,000	7,980,312
0.38%, 09/30/27	6,350,000	6,000,006
3.50%, 09/30/27	12,700,000	12,697,023
4.13%, 09/30/27	6,100,000	6,165,766
3.88%, 10/15/27	7,900,000	7,951,535
0.50%, 10/31/27	6,300,000	5,952,147
3.50%, 10/31/27	11,050,000	11,048,273
4.13%, 10/31/27	5,900,000	5,967,412
2.25%, 11/15/27	6,000,000	5,858,906
4.13%, 11/15/27	7,900,000	7,991,807
0.63%, 11/30/27	6,700,000	6,331,762
3.38%, 11/30/27	9,500,000	9,478,662
3.88%, 11/30/27	5,650,000	5,690,830
4.00%, 12/15/27	7,520,000	7,594,613
0.63%, 12/31/27	7,100,000	6,694,523
3.88%, 12/31/27	5,725,000	5,769,056
4.25%, 01/15/28	7,350,000	7,461,973
0.75%, 01/31/28	7,500,000	7,075,488
3.50%, 01/31/28	5,700,000	5,701,113
2.75%, 02/15/28	7,150,000	7,039,398
4.25%, 02/15/28	7,250,000	7,365,547
1.13%, 02/29/28	7,600,000	7,215,250
4.00%, 02/29/28	5,250,000	5,307,627
3.88%, 03/15/28	7,500,000	7,565,039
1.25%, 03/31/28	6,850,000	6,510,711
3.63%, 03/31/28	4,950,000	4,966,049
3.75%, 04/15/28	7,250,000	7,292,764
1.25%, 04/30/28	8,150,000	7,731,357
3.50%, 04/30/28	5,300,000	5,301,863
2.88%, 05/15/28	8,100,000	7,983,879
3.75%, 05/15/28	7,650,000	7,698,111
1.25%, 05/31/28	8,100,000	7,670,320
3.63%, 05/31/28	5,375,000	5,393,267
3.88%, 06/15/28	7,800,000	7,874,953
1.25%, 06/30/28	7,500,000	7,089,258
4.00%, 06/30/28	5,700,000	5,772,809
3.88%, 07/15/28	7,700,000	7,773,992
1.00%, 07/31/28	8,275,000	7,755,227
4.13%, 07/31/28	5,700,000	5,791,957
2.88%, 08/15/28	8,350,000	8,220,836
3.63%, 08/15/28	8,850,000	8,881,805
1.13%, 08/31/28	8,180,000	7,677,697
4.38%, 08/31/28	6,225,000	6,367,737
3.38%, 09/15/28	8,150,000	8,125,486
1.25%, 09/30/28	8,100,000	7,615,266
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 09/30/28	6,600,000	6,801,352
3.50%, 10/15/28	10,300,000	10,302,012
1.38%, 10/31/28	7,600,000	7,157,062
4.88%, 10/31/28	7,250,000	7,524,424
3.13%, 11/15/28	8,000,000	7,918,750
3.50%, 11/15/28	8,300,000	8,302,269
1.50%, 11/30/28	7,600,000	7,171,906
4.38%, 11/30/28	7,300,000	7,481,074
1.38%, 12/31/28	7,650,000	7,180,840
3.75%, 12/31/28	7,700,000	7,757,148
1.75%, 01/31/29	7,200,000	6,823,125
4.00%, 01/31/29	8,000,000	8,116,562
2.63%, 02/15/29	7,900,000	7,689,848
1.88%, 02/28/29	6,500,000	6,176,016
4.25%, 02/28/29	8,600,000	8,793,164
2.38%, 03/31/29	6,150,000	5,930,906
4.13%, 03/31/29	8,700,000	8,865,164
2.88%, 04/30/29	5,900,000	5,778,313
4.63%, 04/30/29	9,250,000	9,576,279
2.38%, 05/15/29	6,800,000	6,548,984
2.75%, 05/31/29	5,900,000	5,751,117
4.50%, 05/31/29	9,200,000	9,493,609
3.25%, 06/30/29	5,500,000	5,447,793
4.25%, 06/30/29	9,300,000	9,524,871
2.63%, 07/31/29	5,500,000	5,329,414
4.00%, 07/31/29	9,400,000	9,548,711
1.63%, 08/15/29	6,100,000	5,705,883
3.13%, 08/31/29	5,200,000	5,124,234
3.63%, 08/31/29	9,575,000	9,601,556
3.50%, 09/30/29	9,600,000	9,584,250
3.88%, 09/30/29	4,800,000	4,856,063
4.00%, 10/31/29	5,050,000	5,132,260
4.13%, 10/31/29	9,400,000	9,596,078
1.75%, 11/15/29	4,650,000	4,350,475
3.88%, 11/30/29	4,500,000	4,553,438
4.13%, 11/30/29	9,575,000	9,776,599
3.88%, 12/31/29	4,900,000	4,957,996
4.38%, 12/31/29	9,475,000	9,766,652
3.50%, 01/31/30	4,800,000	4,788,563
4.25%, 01/31/30	9,575,000	9,827,466
1.50%, 02/15/30	7,800,000	7,180,266
4.00%, 02/28/30	14,300,000	14,542,430
3.63%, 03/31/30	4,800,000	4,810,313
4.00%, 03/31/30	9,400,000	9,560,461
3.50%, 04/30/30	4,750,000	4,735,713
3.88%, 04/30/30	9,455,000	9,570,602
0.63%, 05/15/30	10,800,000	9,497,250
3.75%, 05/31/30	4,500,000	4,531,465
4.00%, 05/31/30	9,550,000	9,717,125
3.75%, 06/30/30	4,700,000	4,732,863
3.88%, 06/30/30	9,525,000	9,641,086
3.88%, 07/31/30	9,575,000	9,691,321
4.00%, 07/31/30	4,600,000	4,680,320
0.63%, 08/15/30	14,250,000	12,434,238
3.63%, 08/31/30	9,475,000	9,487,214
4.13%, 08/31/30	4,900,000	5,011,973
3.63%, 09/30/30	12,600,000	12,615,750
4.63%, 09/30/30	5,100,000	5,329,301
3.63%, 10/31/30	11,350,000	11,362,414
4.88%, 10/31/30	5,000,000	5,283,594
0.88%, 11/15/30	15,000,000	13,158,398
3.50%, 11/30/30	9,600,000	9,557,062
4.38%, 11/30/30	5,150,000	5,328,037
Total Treasuries (Cost $1,067,865,560)		1,081,792,029

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 5.9% OF NET ASSETS

Agency 2.2%
Foreign 1.3%
Austria 0.1%
Oesterreichische Kontrollbank AG
4.25%, 03/01/28	250,000	253,715
4.00%, 05/28/28	200,000	202,082
4.13%, 01/18/29	200,000	203,144
3.75%, 09/05/29	250,000	251,040
4.50%, 01/24/30	200,000	206,522
3.75%, 09/10/30	200,000	200,714
		1,317,217
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	650,000	644,378
3.75%, 09/07/27	250,000	250,730
3.88%, 02/14/28	500,000	503,455
4.13%, 02/13/29	500,000	508,370
4.00%, 06/20/30	250,000	253,765
		2,160,698
Germany 0.5%
Kreditanstalt fuer Wiederaufbau
4.38%, 03/01/27 (h)	700,000	706,475
3.00%, 05/20/27 (h)	650,000	644,637
4.00%, 06/28/27 (h)	390,000	392,629
3.50%, 08/27/27 (h)	300,000	299,745
3.75%, 02/15/28 (h)	500,000	502,465
2.88%, 04/03/28 (h)	250,000	246,460
3.88%, 05/15/28 (h)	450,000	453,951
3.88%, 06/15/28 (h)	1,000,000	1,008,750
3.50%, 08/09/28 (h)	390,000	389,992
4.00%, 03/15/29 (h)	1,000,000	1,013,850
1.75%, 09/14/29 (h)	100,000	93,583
4.63%, 03/18/30 (h)	400,000	416,068
3.75%, 07/15/30 (h)	650,000	653,562
0.75%, 09/30/30 (h)	230,000	200,877
4.75%, 10/29/30 (h)	290,000	304,300
Landwirtschaftliche Rentenbank
2.50%, 11/15/27 (h)	200,000	195,954
3.88%, 06/14/28 (h)	200,000	201,614
4.63%, 04/17/29 (h)	100,000	103,294
4.13%, 05/28/30 (h)	300,000	306,135
0.88%, 09/03/30 (h)	170,000	149,573
3.63%, 10/08/30 (h)	200,000	199,856
		8,483,770
Japan 0.2%
Japan Bank for International Cooperation
2.88%, 06/01/27	400,000	395,072
2.88%, 07/21/27	250,000	246,623
2.75%, 11/16/27	250,000	245,478
4.63%, 07/19/28	250,000	255,930
3.25%, 07/20/28	200,000	197,812
3.50%, 10/31/28	200,000	198,952
2.13%, 02/16/29	200,000	190,418
2.00%, 10/17/29	200,000	187,346
Japan International Cooperation Agency
2.75%, 04/27/27	200,000	197,134
4.00%, 05/23/28	250,000	251,517
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 05/21/29	200,000	206,268
4.25%, 05/22/30	200,000	203,548
		2,776,098
Norway 0.1%
Equinor ASA
3.00%, 04/06/27 (a)	100,000	99,136
3.63%, 09/10/28 (a)	250,000	249,070
3.13%, 04/06/30 (a)	250,000	241,342
4.50%, 09/03/30 (a)	50,000	50,957
		640,505
Republic of Korea 0.2%
Export-Import Bank of Korea
1.13%, 12/29/26	200,000	194,248
1.63%, 01/18/27	250,000	244,047
2.38%, 04/21/27	200,000	196,234
5.00%, 01/11/28	200,000	204,802
4.63%, 01/14/28	200,000	203,318
5.13%, 09/18/28	200,000	207,128
4.50%, 01/11/29	200,000	203,816
4.88%, 01/14/30	200,000	207,806
3.75%, 09/22/30	200,000	199,164
Korea Development Bank
4.63%, 02/15/27	200,000	201,914
1.38%, 04/25/27	600,000	580,524
4.63%, 02/03/28	200,000	203,394
4.38%, 02/15/28	200,000	202,442
4.50%, 02/15/29	200,000	204,118
4.88%, 02/03/30	200,000	208,014
		3,460,969
Sweden 0.1%
Svensk Exportkredit AB
2.25%, 03/22/27	500,000	490,675
3.75%, 09/13/27	200,000	200,386
3.75%, 05/08/28	250,000	250,855
4.13%, 06/14/28	200,000	202,430
4.25%, 02/01/29	200,000	203,624
3.75%, 07/29/30	200,000	200,384
		1,548,354
		20,387,611
U.S. 0.9%
Federal Farm Credit Banks Funding Corp.
4.13%, 03/20/29	500,000	508,260
4.75%, 04/30/29	500,000	518,810
Federal Home Loan Banks
1.25%, 12/21/26	3,000,000	2,928,690
4.75%, 04/09/27	2,000,000	2,030,700
4.00%, 06/30/28	2,000,000	2,025,080
3.25%, 11/16/28	1,000,000	995,450
4.13%, 06/14/30	1,000,000	1,020,390
Federal National Mortgage Association
0.75%, 10/08/27	3,000,000	2,852,010
7.25%, 05/15/30	1,000,000	1,150,090
		14,029,480
		34,417,091

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Local Authority 0.5%
Foreign 0.4%
Canada 0.4%
Hydro-Quebec
8.50%, 12/01/29	500,000	584,550
Province of Alberta
3.30%, 03/15/28	150,000	148,875
4.50%, 06/26/29	250,000	256,737
1.30%, 07/22/30	200,000	179,336
Province of British Columbia
4.70%, 01/24/28	500,000	511,095
4.80%, 11/15/28	300,000	309,561
4.90%, 04/24/29	400,000	415,572
3.90%, 08/27/30	400,000	402,192
Province of Manitoba
1.50%, 10/25/28	100,000	94,093
Province of Ontario
3.10%, 05/19/27	400,000	396,756
1.05%, 05/21/27	350,000	336,952
4.20%, 01/18/29	400,000	406,436
3.70%, 09/17/29	300,000	300,072
2.00%, 10/02/29	100,000	93,967
4.70%, 01/15/30	400,000	414,952
3.90%, 09/04/30	400,000	402,324
Province of Quebec
4.50%, 04/03/29	600,000	615,570
7.50%, 09/15/29	100,000	113,229
1.35%, 05/28/30	200,000	180,370
Province of Saskatchewan
3.25%, 06/08/27	225,000	223,506
4.65%, 01/28/30	100,000	103,470
		6,489,615
U.S. 0.1%
Commonwealth of Massachusetts
RB Series 2022 A
3.77%, 07/15/29	50,000	49,965
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	116,000	121,421
Oregon School Boards Association
5.68%, 06/30/28	74,754	76,523
Port Authority of New York & New Jersey
RB 2009 BAB
6.04%, 12/01/29	100,000	108,113
State Board of Administration Finance Corp.
Series A
1.71%, 07/01/27	100,000	96,748
Series A
2.15%, 07/01/30	150,000	138,677
State of California
2.50%, 10/01/29	100,000	95,764
GO Bonds Series 2021A
1.70%, 02/01/28	125,000	120,003
GO Bonds Series 2024
5.13%, 09/01/29	150,000	157,510
GO Bonds Series A
3.05%, 04/01/29	50,000	49,054
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	82,784	84,303
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State of Wisconsin
3.15%, 05/01/27	100,000	99,335
State Public School Building Authority
RB Series A
5.00%, 09/15/27	19,000	19,349
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	150,000	153,835
University of California
RB Series 2019 BD
3.35%, 07/01/29	100,000	98,729
RB Series 2020 BG
1.32%, 05/15/27 (a)	150,000	145,034
		1,614,363
		8,103,978

Sovereign 0.7%
Canada 0.1%
Canada Government International Bonds
3.75%, 04/26/28	600,000	603,318
4.63%, 04/30/29	400,000	413,680
4.00%, 03/18/30	500,000	507,875
		1,524,873
Chile 0.0%
Chile Government International Bonds
2.75%, 01/31/27 (a)	400,000	393,596
3.24%, 02/06/28 (a)	200,000	196,616
4.85%, 01/22/29 (a)	200,000	204,392
		794,604
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (a)	200,000	200,470
3.50%, 01/11/28	200,000	197,816
4.55%, 01/11/28 (a)	200,000	201,818
4.10%, 04/24/28	200,000	200,538
3.40%, 09/18/29	200,000	194,940
5.25%, 01/15/30 (a)	200,000	207,814
3.85%, 10/15/30	200,000	196,728
		1,400,124
Israel 0.1%
Israel Government International Bonds
5.38%, 03/12/29	500,000	515,685
5.38%, 02/19/30	300,000	310,704
2.75%, 07/03/30	200,000	186,102
State of Israel
2.50%, 01/15/30	200,000	185,664
		1,198,155
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	250,000	240,717
Mexico 0.1%
Mexico Government International Bonds
4.15%, 03/28/27	300,000	299,895
3.75%, 01/11/28	400,000	396,448
4.50%, 04/22/29	400,000	402,084
5.00%, 05/07/29 (a)	200,000	203,660

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 04/16/30 (a)	200,000	189,342
6.00%, 05/13/30 (a)	200,000	210,376
		1,701,805
Panama 0.0%
Panama Government International Bonds
3.88%, 03/17/28 (a)	200,000	196,414
9.38%, 04/01/29	200,000	227,184
3.16%, 01/23/30 (a)	200,000	186,556
		610,154
Peru 0.0%
Peru Government International Bonds
4.13%, 08/25/27 (e)	200,000	201,084
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	200,000	195,722
3.75%, 01/14/29	400,000	395,756
9.50%, 02/02/30	300,000	361,164
4.38%, 03/05/30	200,000	202,790
		1,155,432
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	200,000	206,288
4.63%, 03/18/29 (a)	200,000	204,524
4.88%, 02/12/30	400,000	413,272
		824,084
Republic of Korea 0.1%
Korea International Bonds
2.75%, 01/19/27	200,000	198,038
2.50%, 06/19/29	200,000	192,322
4.50%, 07/03/29	200,000	205,592
3.63%, 10/29/30	200,000	199,646
		795,598
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	200,000	200,844
		10,647,474

Supranational* 2.5%
African Development Bank
4.63%, 01/04/27	300,000	303,021
4.38%, 11/03/27	500,000	507,475
4.38%, 03/14/28	400,000	407,200
3.88%, 06/12/28	260,000	262,064
3.50%, 09/18/29	100,000	99,630
4.00%, 03/18/30	300,000	304,425
Asian Development Bank
1.50%, 01/20/27	750,000	732,195
3.13%, 08/20/27	500,000	496,325
2.50%, 11/02/27	500,000	490,210
4.38%, 01/14/28	700,000	712,264
2.75%, 01/19/28	500,000	492,090
3.75%, 04/25/28	1,000,000	1,005,040
4.50%, 08/25/28	500,000	512,650
4.38%, 03/06/29	500,000	512,355
3.63%, 08/28/29	500,000	500,820
1.75%, 09/19/29	500,000	467,490
1.88%, 01/24/30	200,000	186,716
4.13%, 05/30/30	500,000	510,050
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 08/28/30	390,000	391,677
0.75%, 10/08/30	120,000	104,620
Asian Infrastructure Investment Bank
3.75%, 09/14/27	500,000	501,525
4.00%, 01/18/28	350,000	353,227
3.63%, 09/15/28	260,000	260,580
4.13%, 01/18/29	450,000	457,493
4.50%, 01/16/30	300,000	309,984
Corp. Andina de Fomento
2.25%, 02/08/27	100,000	98,075
6.00%, 04/26/27	100,000	102,861
4.13%, 01/07/28	300,000	301,698
5.00%, 01/24/29	200,000	206,624
5.00%, 01/22/30	300,000	312,018
Council of Europe Development Bank
4.63%, 06/11/27	100,000	101,464
3.63%, 05/08/28	100,000	100,227
4.13%, 01/24/29	200,000	203,318
4.50%, 01/15/30	200,000	206,696
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	200,302
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	508,945
4.13%, 01/25/29	400,000	406,648
European Investment Bank
1.38%, 03/15/27	750,000	729,135
2.38%, 05/24/27	500,000	491,360
3.25%, 11/15/27	650,000	646,555
3.88%, 03/15/28	1,000,000	1,007,810
3.88%, 06/15/28	500,000	504,445
4.50%, 10/16/28	750,000	769,905
4.00%, 02/15/29	1,000,000	1,013,840
4.75%, 06/15/29	1,000,000	1,039,040
1.63%, 10/09/29	100,000	93,040
3.75%, 11/15/29	750,000	754,403
4.50%, 03/14/30	500,000	517,430
3.63%, 07/15/30	550,000	549,802
0.75%, 09/23/30	170,000	148,587
3.88%, 10/15/30	550,000	555,379
Inter-American Development Bank
1.50%, 01/13/27	850,000	830,084
2.38%, 07/07/27	850,000	834,334
4.00%, 01/12/28	300,000	302,814
1.13%, 07/20/28	200,000	187,962
3.13%, 09/18/28	200,000	197,838
4.13%, 02/15/29	750,000	762,750
2.25%, 06/18/29	350,000	334,635
3.50%, 09/14/29	300,000	299,049
4.50%, 02/15/30	600,000	620,580
3.75%, 06/14/30	260,000	261,284
Inter-American Investment Corp.
3.63%, 02/17/27	100,000	99,857
4.75%, 09/19/28	200,000	205,872
3.63%, 11/20/28	140,000	140,099
4.25%, 04/01/30	200,000	204,188
International Bank for Reconstruction & Development
3.13%, 06/15/27	600,000	596,058
2.50%, 11/22/27	500,000	490,125
0.75%, 11/24/27	1,000,000	946,890
1.38%, 04/20/28	750,000	713,393
3.63%, 05/05/28	500,000	501,200
3.50%, 07/12/28	550,000	549,549
4.63%, 08/01/28	750,000	770,625
1.13%, 09/13/28	750,000	702,555
3.63%, 09/21/29	300,000	300,333
3.88%, 10/16/29	750,000	757,522
1.75%, 10/23/29	250,000	233,365

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 02/14/30	700,000	706,965
4.13%, 03/20/30	750,000	765,097
0.88%, 05/14/30	500,000	443,870
4.00%, 07/25/30	400,000	406,000
0.75%, 08/26/30	340,000	297,517
3.50%, 10/28/30	670,000	665,411
International Finance Corp.
4.50%, 01/21/28	300,000	305,910
4.50%, 07/13/28	400,000	409,600
4.25%, 07/02/29	300,000	306,762
3.88%, 07/02/30	300,000	303,129
0.75%, 08/27/30	110,000	96,260
Nordic Investment Bank
3.38%, 09/08/27	200,000	199,308
4.38%, 03/14/28	250,000	254,525
4.25%, 02/28/29	200,000	204,026
3.75%, 05/09/30	250,000	251,310
		39,909,384
Total Government Related (Cost $91,986,021)		93,077,927

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (i)	8,123,457	8,123,457
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (i)(j)	1,016,390	1,016,390
		9,139,847
Total Short-Term Investments (Cost $9,139,847)		9,139,847
Total Investments in Securities (Cost $1,550,615,416)		1,572,454,016

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,345,274 or 0.1% of net assets.

(e)	All or a portion of this security is on loan. Securities on loan were valued at $870,032.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/25	FACE AMOUNT AT 11/30/25	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.20%, 03/02/27	$49,382	$—	$—	$—	$120	$55	$49,557	$50,000	$395
2.45%, 03/03/27	195,446	—	—	—	350	624	196,420	200,000	1,211
3.30%, 04/01/27	49,466	—	—	—	136	23	49,625	50,000	408
3.20%, 01/25/28	88,347	—	—	—	53	379	88,779	90,000	712
2.00%, 03/20/28	143,071	—	—	—	(35)	1,045	144,081	150,000	742
4.00%, 02/01/29	74,998	—	—	—	155	135	75,288	75,000	742
5.64%, 05/19/29	156,067	—	—	—	(244)	7	155,830	150,000	2,093
3.25%, 05/22/29	72,995	—	—	—	(91)	199	73,103	75,000	602
2.75%, 10/01/29	47,547	—	—	—	(45)	198	47,700	50,000	340
6.20%, 11/17/29	186,272	—	—	—	(339)	(185)	185,748	175,000	2,681

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/25	FACE AMOUNT AT 11/30/25	INTEREST INCOME EARNED
4.63%, 03/22/30	$51,116	$—	$—	$—	$139	($33 )	$51,222	$50,000	$572
4.34%, 11/14/31	—	120,365	—	—	35	—	120,400	120,000	—
Total	$1,114,707	$120,365	$—	$—	$234	$2,447	$1,237,753		$10,498

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$388,444,213	$—	$388,444,213
Treasuries [1]	—	1,081,792,029	—	1,081,792,029
Government Related [1]	—	93,077,927	—	93,077,927
Short-Term Investments [1]	9,139,847	—	—	9,139,847
Total	$9,139,847	$1,563,314,169	$—	$1,572,454,016

[1]	As categorized in the Portfolio Holdings.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2025, are disclosed in each fund’s Portfolio Holdings.
REG89450NOV25